UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07989

     TCW Metropolitan West Funds

(Exact name of registrant as specified in charter)

515 South Flower Street

       Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

       Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders of each Fund are attached herewith.

TCW MetWest High Yield Bond Fund

Class I: MWHIX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$62	0.60%

How did the Fund perform last year and what affected its performance?

Underperformance relative to the Bloomberg U.S. Corporate High Yield Index was driven largely by the Fund’s defensive posture, characterized by a higher quality bias and broad underweight to high yield corporates. Given the risk-on sentiment that persisted for most of the year, CCC-rated issues led Index performance with over 650 bps of excess returns, resulting in a performance drag for the Fund given the underweight to the cohort. From a sector allocation standpoint, the overweight to financials was additive as they outperformed both industrials and utilities, while select overweights to defensive industrials like communications and non-cyclicals also contributed. However, issue selection detracted somewhat given the focus on higher quality holdings that underperformed those in the Index, while the small off-Index allocation to bank loans further weighed on returns as they lagged high yield corporates for the period.

Fund Performance

	Class I	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
3/2015	$10,000	$10,000	$10,000
3/2016	$9,772	$10,175	$9,634
3/2017	$10,713	$10,371	$11,213
3/2018	$11,063	$10,528	$11,637
3/2019	$11,696	$11,005	$12,327
3/2020	$11,718	$11,792	$11,472
3/2021	$13,892	$12,140	$14,185
3/2022	$13,733	$11,627	$14,091
3/2023	$13,187	$11,091	$13,618
3/2024	$14,378	$11,387	$15,137
3/2025	$15,287	$11,984	$16,301

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	6.32%	5.46%	4.34%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	7.69%	7.28%	5.01%

Key Fund Statistics

  Total Net Assets$418,113,330
  # of Portfolio Holdings325
  Portfolio Turnover Rate76%
  Total Advisory Fees Paid – Net$2,030,106

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare Corp.	2.89%
Centene Corp.	2.86%
Post Holdings, Inc.	1.97%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.81%
TransDigm, Inc.	1.78%
CSC Holdings LLC	1.70%
Frontier Communications Holdings LLC	1.46%
Venture Global LNG, Inc.	1.36%
Ferrellgas LP/Ferrellgas Finance Corp.	1.32%
Ball Corp.	1.20%

Asset Allocation (as a % of Net Assets)

Corporates	78.96%
Bank Loans	14.21%
Short-Term Investments	2.95%
Municipal Bonds	0.27%
U.S. Treasury Securities	0.23%
Common Stock	0.11%
Liabilities in Excess of Other Assets	3.27%

Material Fund Changes

The Metropolitan West High Yield Bond Fund was renamed to the TCW MetWest High Yield Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest High Yield Bond Fund

Annual Shareholder Report — March 31, 2025

Class I: MWHIX

TSR MWHIX-0325

TCW MetWest High Yield Bond Fund

Class M: MWHYX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$88	0.85%

How did the Fund perform last year and what affected its performance?

Underperformance relative to the Bloomberg U.S. Corporate High Yield Index was driven largely by the Fund’s defensive posture, characterized by a higher quality bias and broad underweight to high yield corporates. Given the risk-on sentiment that persisted for most of the year, CCC-rated issues led Index performance with over 650 bps of excess returns, resulting in a performance drag for the Fund given the underweight to the cohort. From a sector allocation standpoint, the overweight to financials was additive as they outperformed both industrials and utilities, while select overweights to defensive industrials like communications and non-cyclicals also contributed. However, issue selection detracted somewhat given the focus on higher quality holdings that underperformed those in the Index, while the small off-Index allocation to bank loans further weighed on returns as they lagged high yield corporates for the period.

Fund Performance

	Class M	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
3/2015	$10,000	$10,000	$10,000
3/2016	$9,748	$10,175	$9,634
3/2017	$10,659	$10,371	$11,213
3/2018	$10,980	$10,528	$11,637
3/2019	$11,592	$11,005	$12,327
3/2020	$11,585	$11,792	$11,472
3/2021	$13,686	$12,140	$14,185
3/2022	$13,509	$11,627	$14,091
3/2023	$12,927	$11,091	$13,618
3/2024	$14,059	$11,387	$15,137
3/2025	$14,911	$11,984	$16,301

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	6.06%	5.18%	4.08%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	7.69%	7.28%	5.01%

Key Fund Statistics

  Total Net Assets$418,113,330
  # of Portfolio Holdings325
  Portfolio Turnover Rate76%
  Total Advisory Fees Paid – Net$2,030,106

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare Corp.	2.89%
Centene Corp.	2.86%
Post Holdings, Inc.	1.97%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.81%
TransDigm, Inc.	1.78%
CSC Holdings LLC	1.70%
Frontier Communications Holdings LLC	1.46%
Venture Global LNG, Inc.	1.36%
Ferrellgas LP/Ferrellgas Finance Corp.	1.32%
Ball Corp.	1.20%

Asset Allocation (as a % of Net Assets)

Corporates	78.96%
Bank Loans	14.21%
Short-Term Investments	2.95%
Municipal Bonds	0.27%
U.S. Treasury Securities	0.23%
Common Stock	0.11%
Liabilities in Excess of Other Assets	3.27%

Material Fund Changes

The Metropolitan West High Yield Bond Fund was renamed to the TCW MetWest High Yield Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest High Yield Bond Fund

Annual Shareholder Report — March 31, 2025

Class M: MWHYX

TSR MWHYX-0325

TCW MetWest Intermediate Bond Fund

Class I: MWIIX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Intermediate Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$50	0.49%

How did the Fund perform last year and what affected its performance?

The Fund’s overweight duration position benefitted returns versus the Bloomberg Intermediate U.S. Government/Credit Index as short and intermediate rates reset lower, though yield curve positioning was a moderate drag. From an allocation standpoint, the persistent underweight to corporate credit produced a headwind as the sector performed well for much of the year alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, favorable corporate issue selection among large U.S. banks, pharmaceuticals, and wireless names helped to offset the drag. Within securitized, non-agency CMBS and ABS exposure further benefitted relative performance, led by single-asset single-borrower CMBS deal structures where high quality collateral held up well against broader market volatility, and senior CLOs that offered fundamentally sound yield premiums. Non-agency MBS was also additive as issues generated attractive carry while also maintaining resilient yield spreads despite the risk-off tone to end the period.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg Intermediate U.S. Government/Credit Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,128	$10,196	$10,206
3/2017	$10,197	$10,241	$10,250
3/2018	$10,240	$10,364	$10,286
3/2019	$10,679	$10,829	$10,722
3/2020	$11,277	$11,796	$11,460
3/2021	$11,814	$11,880	$11,690
3/2022	$11,303	$11,386	$11,211
3/2023	$11,052	$10,842	$11,024
3/2024	$11,287	$11,026	$11,321
3/2025	$11,893	$11,564	$11,961

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	5.38%	1.07%	1.75%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg Intermediate U.S. Government/Credit Index	5.65%	0.86%	1.81%

Key Fund Statistics

  Total Net Assets$646,616,434
  # of Portfolio Holdings489
  Portfolio Turnover Rate643%
  Total Advisory Fees Paid – Net$2,889,189

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	46.30%
UMBS (TBA)	6.30%
Ginnie Mae (TBA)	2.96%
U.S. Treasury Inflation Indexed Notes	1.26%
Fannie Mae Pool MA4733	1.21%
JPMorgan Chase & Co.	0.98%
Wells Fargo & Co.	0.96%
WarnerMedia Holdings, Inc.	0.87%
Bank of America Corp.	0.86%
SLM Student Loan Trust	0.74%

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	47.56%
Mortgage-Backed	25.58%
Corporates	21.10%
Short-Term Investments	9.54%
Asset-Backed Securities	5.90%
Bank Loans	1.15%
Municipal Bonds	1.11%
Mutual Funds	0.10%
Common Stock	0.09%
Other Security Types	0.12%Footnote Reference*
Liabilities in Excess of Other Assets	(12.25)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The Metropolitan West Intermediate Bond Fund was renamed to the TCW MetWest Intermediate Bond Fund on July 29, 2024.

On March 28, the Fund announced that a registration statement had been filed related to the proposed conversion of the fund into an actively managed exchange-traded fund (ETF), expected to be named the TCW Core Plus Bond ETF. Shareholders of the Fund will receive a prospectus/information statement concerning the conversion. Shareholders should read the combined prospectus/information statement, which will contain important information about the proposed conversion, when it becomes available. The conversion does not require shareholder approval.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Intermediate Bond Fund

Annual Shareholder Report — March 31, 2025

Class I: MWIIX

TSR MWIIX-0325

TCW MetWest Intermediate Bond Fund

Class M: MWIMX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Intermediate Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$72	0.70%

How did the Fund perform last year and what affected its performance?

The Fund’s overweight duration position benefitted returns versus the Bloomberg Intermediate U.S. Government/Credit Index as short and intermediate rates reset lower, though yield curve positioning was a moderate drag. From an allocation standpoint, the persistent underweight to corporate credit produced a headwind as the sector performed well for much of the year alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, favorable corporate issue selection among large U.S. banks, pharmaceuticals, and wireless names helped to offset the drag. Within securitized, non-agency CMBS and ABS exposure further benefitted relative performance, led by single-asset single-borrower CMBS deal structures where high quality collateral held up well against broader market volatility, and senior CLOs that offered fundamentally sound yield premiums. Non-agency MBS was also additive as issues generated attractive carry while also maintaining resilient yield spreads despite the risk-off tone to end the period.

Fund Performance

	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg Intermediate U.S. Government/Credit Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,103	$10,196	$10,206
3/2017	$10,146	$10,241	$10,250
3/2018	$10,165	$10,364	$10,286
3/2019	$10,587	$10,829	$10,722
3/2020	$11,145	$11,796	$11,460
3/2021	$11,661	$11,880	$11,690
3/2022	$11,121	$11,386	$11,211
3/2023	$10,862	$10,842	$11,024
3/2024	$11,057	$11,026	$11,321
3/2025	$11,640	$11,564	$11,961

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	5.27%	0.87%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg Intermediate U.S. Government/Credit Index	5.65%	0.86%	1.81%

Key Fund Statistics

  Total Net Assets$646,616,434
  # of Portfolio Holdings489
  Portfolio Turnover Rate643%
  Total Advisory Fees Paid – Net$2,889,189

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	46.30%
UMBS (TBA)	6.30%
Ginnie Mae (TBA)	2.96%
U.S. Treasury Inflation Indexed Notes	1.26%
Fannie Mae Pool MA4733	1.21%
JPMorgan Chase & Co.	0.98%
Wells Fargo & Co.	0.96%
WarnerMedia Holdings, Inc.	0.87%
Bank of America Corp.	0.86%
SLM Student Loan Trust	0.74%

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	47.56%
Mortgage-Backed	25.58%
Corporates	21.10%
Short-Term Investments	9.54%
Asset-Backed Securities	5.90%
Bank Loans	1.15%
Municipal Bonds	1.11%
Mutual Funds	0.10%
Common Stock	0.09%
Other Security Types	0.12%Footnote Reference*
Liabilities in Excess of Other Assets	(12.25)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The Metropolitan West Intermediate Bond Fund was renamed to the TCW MetWest Intermediate Bond Fund on July 29, 2024.

On March 28, the Fund announced that a registration statement had been filed related to the proposed conversion of the fund into an actively managed exchange-traded fund (ETF), expected to be named the TCW Core Plus Bond ETF. Shareholders of the Fund will receive a prospectus/information statement concerning the conversion. Shareholders should read the combined prospectus/information statement, which will contain important information about the proposed conversion, when it becomes available. The conversion does not require shareholder approval.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Intermediate Bond Fund

Annual Shareholder Report — March 31, 2025

Class M: MWIMX

TSR MWIMX-0325

TCW MetWest Investment Grade Credit Fund

Class I: MWIGX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$51	0.49%

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Intermediate Credit Index was driven largely by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, this was more than offset by strong issue selection within the non-cyclical and communications industries, both of which outperformed over the period. Issue selection within financials was also additive, particularly the emphasis on life insurance and REITs, with disciplined trimming in both crystalizing gains as prices moved higher. Finally, the off-Index allocation to securitized products provided a sizable tailwind to performance given compelling yield premiums across sectors, particularly single-asset single-borrower CMBS, and agency MBS, the latter trading cheap relative to investment grade corporates despite the government guarantee.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Index
6/29/2018	$10,000	$10,000	$10,000
3/2019	$10,920	$10,465	$10,508
3/2020	$11,468	$11,400	$10,853
3/2021	$12,407	$11,480	$11,655
3/2022	$11,759	$11,004	$11,183
3/2023	$11,520	$10,477	$10,973
3/2024	$12,007	$10,655	$11,473
3/2025	$12,788	$11,175	$12,186

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 6/29/2018
Class I	6.50%	2.20%	3.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.66%
Bloomberg U.S. Intermediate Credit Index	6.21%	2.34%	2.97%

Key Fund Statistics

  Total Net Assets$27,872,928
  # of Portfolio Holdings433
  Portfolio Turnover Rate440%
  Total Advisory Fees Paid – Net$0

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.30%
UMBS (TBA)	9.98%
Ginnie Mae (TBA)	2.75%
JPMorgan Chase & Co.	2.26%
Bank of America Corp.	2.03%
Morgan Stanley	1.37%
Wells Fargo & Co.	1.21%
U.S. Treasury Inflation Indexed Notes	1.17%
Citigroup, Inc.	1.01%
OBX Trust	0.92%

Asset Allocation (as a % of Net Assets)

Corporates	54.51%
Mortgage-Backed	29.47%
U.S. Treasury Securities	18.55%
Asset-Backed Securities	5.10%
Short-Term Investments	3.99%
Municipal Bonds	1.59%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(13.23)%

Material Fund Changes

The Metropolitan West Investment Grade Credit Fund was renamed to the TCW MetWest Investment Grade Credit Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Investment Grade Credit Fund

Annual Shareholder Report — March 31, 2025

Class I: MWIGX

TSR MWIGX-0325

TCW MetWest Investment Grade Credit Fund

Class M: MWISX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$72	0.70%

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Intermediate Credit Index was driven largely by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, this was more than offset by strong issue selection within the non-cyclical and communications industries, both of which outperformed over the period. Issue selection within financials was also additive, particularly the emphasis on life insurance and REITs, with disciplined trimming in both crystalizing gains as prices moved higher. Finally, the off-Index allocation to securitized products provided a sizable tailwind to performance given compelling yield premiums across sectors, particularly single-asset single-borrower CMBS, and agency MBS, the latter trading cheap relative to investment grade corporates despite the government guarantee.

Fund Performance

	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Index
6/29/2018	$10,000	$10,000	$10,000
3/2019	$10,902	$10,465	$10,508
3/2020	$11,426	$11,400	$10,853
3/2021	$12,336	$11,480	$11,655
3/2022	$11,667	$11,004	$11,183
3/2023	$11,406	$10,477	$10,973
3/2024	$11,864	$10,655	$11,473
3/2025	$12,609	$11,175	$12,186

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 6/29/2018
Class M	6.28%	1.99%	3.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.66%
Bloomberg U.S. Intermediate Credit Index	6.21%	2.34%	2.97%

Key Fund Statistics

  Total Net Assets$27,872,928
  # of Portfolio Holdings433
  Portfolio Turnover Rate440%
  Total Advisory Fees Paid – Net$0

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.30%
UMBS (TBA)	9.98%
Ginnie Mae (TBA)	2.75%
JPMorgan Chase & Co.	2.26%
Bank of America Corp.	2.03%
Morgan Stanley	1.37%
Wells Fargo & Co.	1.21%
U.S. Treasury Inflation Indexed Notes	1.17%
Citigroup, Inc.	1.01%
OBX Trust	0.92%

Asset Allocation (as a % of Net Assets)

Corporates	54.51%
Mortgage-Backed	29.47%
U.S. Treasury Securities	18.55%
Asset-Backed Securities	5.10%
Short-Term Investments	3.99%
Municipal Bonds	1.59%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(13.23)%

Material Fund Changes

The Metropolitan West Investment Grade Credit Fund was renamed to the TCW MetWest Investment Grade Credit Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Investment Grade Credit Fund

Annual Shareholder Report — March 31, 2025

Class M: MWISX

TSR MWISX-0325

TCW MetWest Low Duration Bond Fund

Administrative Class: MWLNX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$73	0.71%

How did the Fund perform last year and what affected its performance?

The Fund's overweight duration position was the largest contributor to outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index as yields moved lower during the 12-month period ending March 31, 2025. Returns also benefitted from the allocation to agency MBS. While the sector experienced significant volatility, 15 and 30 year lower-yielding coupons held in the portfolio boosted relative returns as these coupons outperformed higher-yielding coupons. Non-agency MBS holdings also benefitted returns as issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. ABS and CMBS exposure contributed further, led by single-asset single-borrower CMBS deal structures and senior CLOs that offered fundamentally sound yield premiums. The Fund’s allocation to corporate credit also benefitted returns as short duration corporates led duration-matched Treasuries over the period, with financials, an emphasis in the Fund, the top performing sector, while further contributions came from pharmaceuticals and healthcare holdings.

Fund Performance

	Administrative Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,013	$10,196	$10,092
3/2017	$10,135	$10,241	$10,117
3/2018	$10,179	$10,364	$10,120
3/2019	$10,451	$10,829	$10,395
3/2020	$10,649	$11,796	$10,958
3/2021	$11,057	$11,880	$10,985
3/2022	$10,753	$11,386	$10,673
3/2023	$10,692	$10,842	$10,694
3/2024	$11,095	$11,026	$11,011
3/2025	$11,740	$11,564	$11,608

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Administrative Class	5.81%	1.97%	1.62%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

Key Fund Statistics

  Total Net Assets$937,123,871
  # of Portfolio Holdings436
  Portfolio Turnover Rate454%
  Total Advisory Fees Paid – Net$3,154,845

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.22%
UMBS (TBA)	17.39%
Ginnie Mae (TBA)	3.70%
Ginnie Mae	3.43%
Fannie Mae REMICS	2.68%
JPMorgan Chase & Co.	1.80%
Wells Fargo & Co.	1.58%
JPMorgan Mortgage Acquisition Trust	1.46%
Independence Plaza Trust	1.40%
PRPM LLC	1.40%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.01%
Corporates	30.06%
U.S. Treasury Securities	20.22%
Asset-Backed Securities	13.42%
Short-Term Investments	2.39%
Municipal Bonds	1.19%
Bank Loans	1.02%
Foreign Government Obligations	0.07%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(21.40)%

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Annual Shareholder Report — March 31, 2025

Administrative Class: MWLNX

TSR MWLNX-0325

TCW MetWest Low Duration Bond Fund

Class I: MWLIX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$44	0.43%

How did the Fund perform last year and what affected its performance?

The Fund's overweight duration position was the largest contributor to outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index as yields moved lower during the 12-month period ending March 31, 2025. Returns also benefitted from the allocation to agency MBS. While the sector experienced significant volatility, 15 and 30 year lower-yielding coupons held in the portfolio boosted relative returns as these coupons outperformed higher-yielding coupons. Non-agency MBS holdings also benefitted returns as issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. ABS and CMBS exposure contributed further, led by single-asset single-borrower CMBS deal structures and senior CLOs that offered fundamentally sound yield premiums. The Fund’s allocation to corporate credit also benefitted returns as short duration corporates led duration-matched Treasuries over the period, with financials, an emphasis in the Fund, the top performing sector, while further contributions came from pharmaceuticals and healthcare holdings.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,044	$10,196	$10,092
3/2017	$10,191	$10,241	$10,117
3/2018	$10,274	$10,364	$10,120
3/2019	$10,584	$10,829	$10,395
3/2020	$10,811	$11,796	$10,958
3/2021	$11,256	$11,880	$10,985
3/2022	$10,993	$11,386	$10,673
3/2023	$10,953	$10,842	$10,694
3/2024	$11,394	$11,026	$11,011
3/2025	$12,096	$11,564	$11,608

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	6.17%	2.27%	1.92%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

Key Fund Statistics

  Total Net Assets$937,123,871
  # of Portfolio Holdings436
  Portfolio Turnover Rate454%
  Total Advisory Fees Paid – Net$3,154,845

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.22%
UMBS (TBA)	17.39%
Ginnie Mae (TBA)	3.70%
Ginnie Mae	3.43%
Fannie Mae REMICS	2.68%
JPMorgan Chase & Co.	1.80%
Wells Fargo & Co.	1.58%
JPMorgan Mortgage Acquisition Trust	1.46%
Independence Plaza Trust	1.40%
PRPM LLC	1.40%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.01%
Corporates	30.06%
U.S. Treasury Securities	20.22%
Asset-Backed Securities	13.42%
Short-Term Investments	2.39%
Municipal Bonds	1.19%
Bank Loans	1.02%
Foreign Government Obligations	0.07%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(21.40)%

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Annual Shareholder Report — March 31, 2025

Class I: MWLIX

TSR MWLIX-0325

TCW MetWest Low Duration Bond Fund

Class M: MWLDX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$65	0.63%

How did the Fund perform last year and what affected its performance?

The Fund's overweight duration position was the largest contributor to outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index as yields moved lower during the 12-month period ending March 31, 2025. Returns also benefitted from the allocation to agency MBS. While the sector experienced significant volatility, 15 and 30 year lower-yielding coupons held in the portfolio boosted relative returns as these coupons outperformed higher-yielding coupons. Non-agency MBS holdings also benefitted returns as issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. ABS and CMBS exposure contributed further, led by single-asset single-borrower CMBS deal structures and senior CLOs that offered fundamentally sound yield premiums. The Fund’s allocation to corporate credit also benefitted returns as short duration corporates led duration-matched Treasuries over the period, with financials, an emphasis in the Fund, the top performing sector, while further contributions came from pharmaceuticals and healthcare holdings.

Fund Performance

	Class M	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,033	$10,196	$10,092
3/2017	$10,158	$10,241	$10,117
3/2018	$10,207	$10,364	$10,120
3/2019	$10,506	$10,829	$10,395
3/2020	$10,709	$11,796	$10,958
3/2021	$11,127	$11,880	$10,985
3/2022	$10,832	$11,386	$10,673
3/2023	$10,782	$10,842	$10,694
3/2024	$11,194	$11,026	$11,011
3/2025	$11,861	$11,564	$11,608

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	5.96%	2.07%	1.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA 1-3 Year U.S. Treasury Index	5.43%	1.16%	1.50%

Key Fund Statistics

  Total Net Assets$937,123,871
  # of Portfolio Holdings436
  Portfolio Turnover Rate454%
  Total Advisory Fees Paid – Net$3,154,845

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.22%
UMBS (TBA)	17.39%
Ginnie Mae (TBA)	3.70%
Ginnie Mae	3.43%
Fannie Mae REMICS	2.68%
JPMorgan Chase & Co.	1.80%
Wells Fargo & Co.	1.58%
JPMorgan Mortgage Acquisition Trust	1.46%
Independence Plaza Trust	1.40%
PRPM LLC	1.40%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.01%
Corporates	30.06%
U.S. Treasury Securities	20.22%
Asset-Backed Securities	13.42%
Short-Term Investments	2.39%
Municipal Bonds	1.19%
Bank Loans	1.02%
Foreign Government Obligations	0.07%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(21.40)%

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Annual Shareholder Report — March 31, 2025

Class M: MWLDX

TSR MWLDX-0325

TCW MetWest Strategic Income Fund

Class I: MWSIX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$83	0.80%

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors helped drive outperformance versus the ICE BofA U.S. 3-Month Treasury Bill Index, led by securitized products. Non-agency MBS was the largest contributor given steady income and attractive yield premiums that helped the Fund carry a sizeable yield advantage relative to the Index. Non-agency CMBS exposure further benefitted returns, with exposures focused on SASB deals backed by high-quality property types that provided opportunity to capture higher yields by scaling down capital structures without having to sacrifice collateral credit quality. Contributions from the Fund’s ABS holdings were led by mezzanine CLO tranches, which offered a favorable blend of spread premiums with robust structures that held up well throughout the year. Meanwhile, positions in corporate credit were additive as both investment grade and high yield issues bested comparable Treasuries.  Finally, the Fund’s positive duration position and emphasis on the front-end of the curve rewarded performance as rates moved lower.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
3/2015	$10,000	$10,000	$10,000
3/2016	$9,975	$10,196	$10,213
3/2017	$10,406	$10,241	$10,454
3/2018	$10,708	$10,364	$10,781
3/2019	$11,072	$10,829	$11,230
3/2020	$10,672	$11,796	$11,712
3/2021	$12,187	$11,880	$11,960
3/2022	$11,851	$11,386	$12,207
3/2023	$11,833	$10,842	$12,763
3/2024	$12,672	$11,026	$13,677
3/2025	$13,626	$11,564	$14,643

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	7.53%	5.01%	3.14%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps	7.06%	4.60%	3.90%

Key Fund Statistics

  Total Net Assets$65,021,931
  # of Portfolio Holdings536
  Portfolio Turnover Rate237%
  Total Advisory Fees Paid – Net$125,166

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	7.05%
UMBS (TBA)	6.16%
Ginnie Mae (TBA)	4.23%
SLM Student Loan Trust	2.38%
GSAA Home Equity Trust	2.16%
FirstKey Homes Trust	1.56%
CIM Trust	1.53%
First Franklin Mortgage Loan Trust	1.27%
Alternative Loan Trust	1.18%
Bank of America Corp.	1.14%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	54.04%
Corporates	22.84%
Asset-Backed Securities	15.00%
Short-Term Investments	10.95%
U.S. Treasury Securities	7.05%
Mutual Funds	0.26%
Municipal Bonds	0.15%
Common Stock	0.12%
Rights	0.02%
Liabilities in Excess of Other Assets	(10.43)%

Material Fund Changes

The Metropolitan West Strategic Income Fund was renamed to the TCW MetWest Strategic Income Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Strategic Income Fund

Annual Shareholder Report — March 31, 2025

Class I: MWSIX

TSR MWSIX-0325

TCW MetWest Strategic Income Fund

Class M: MWSTX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$108	1.04%

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors helped drive outperformance versus the ICE BofA U.S. 3-Month Treasury Bill Index, led by securitized products. Non-agency MBS was the largest contributor given steady income and attractive yield premiums that helped the Fund carry a sizeable yield advantage relative to the Index. Non-agency CMBS exposure further benefitted returns, with exposures focused on SASB deals backed by high-quality property types that provided opportunity to capture higher yields by scaling down capital structures without having to sacrifice collateral credit quality. Contributions from the Fund’s ABS holdings were led by mezzanine CLO tranches, which offered a favorable blend of spread premiums with robust structures that held up well throughout the year. Meanwhile, positions in corporate credit were additive as both investment grade and high yield issues bested comparable Treasuries.  Finally, the Fund’s positive duration position and emphasis on the front-end of the curve rewarded performance as rates moved lower.

Fund Performance

	Class M	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
3/2015	$10,000	$10,000	$10,000
3/2016	$9,942	$10,196	$10,213
3/2017	$10,332	$10,241	$10,454
3/2018	$10,618	$10,364	$10,781
3/2019	$10,938	$10,829	$11,230
3/2020	$10,516	$11,796	$11,712
3/2021	$12,003	$11,880	$11,960
3/2022	$11,645	$11,386	$12,207
3/2023	$11,618	$10,842	$12,763
3/2024	$12,392	$11,026	$13,677
3/2025	$13,293	$11,564	$14,643

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	7.27%	4.80%	2.89%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps	7.06%	4.60%	3.90%

Key Fund Statistics

  Total Net Assets$65,021,931
  # of Portfolio Holdings536
  Portfolio Turnover Rate237%
  Total Advisory Fees Paid – Net$125,166

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	7.05%
UMBS (TBA)	6.16%
Ginnie Mae (TBA)	4.23%
SLM Student Loan Trust	2.38%
GSAA Home Equity Trust	2.16%
FirstKey Homes Trust	1.56%
CIM Trust	1.53%
First Franklin Mortgage Loan Trust	1.27%
Alternative Loan Trust	1.18%
Bank of America Corp.	1.14%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	54.04%
Corporates	22.84%
Asset-Backed Securities	15.00%
Short-Term Investments	10.95%
U.S. Treasury Securities	7.05%
Mutual Funds	0.26%
Municipal Bonds	0.15%
Common Stock	0.12%
Rights	0.02%
Liabilities in Excess of Other Assets	(10.43)%

Material Fund Changes

The Metropolitan West Strategic Income Fund was renamed to the TCW MetWest Strategic Income Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Strategic Income Fund

Annual Shareholder Report — March 31, 2025

Class M: MWSTX

TSR MWSTX-0325

TCW MetWest Sustainable Securitized Fund

Class I: MWESX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$52	0.49%

How did the Fund perform last year and what affected its performance?

Significant outperformance versus the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index was driven by exposure across securitized sectors, particularly CMBS. Private label CMBS was one of the strongest performing securitized sectors over the period, rewarding the Fund’s growing overweight position that focused on labeled and unlabeled green SASB deals with attractive yields and premium collateral. Non-agency MBS was additive as disciplined issue selection in both legacy (pre-2008 vintage) and newer vintage offerings drove attractive spread and yield pickup for the Fund. Meanwhile, ABS positioning focused on CLOs and high-quality non-traditional collateral types was beneficial given the tightening of CLOs and sustained demand for the attractive coupons and yields offered by non-traditional ABS sectors. The structural underweight to agency MBS, however, was a headwind, as the sector bested duration-matched Treasuries over the period.  Finally, the Fund's overweight duration position and curve-steepening bias contributed as rates reset lower, led by the front-end of the curve.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Morgage-Backed Securities (MBS) Index
10/01/2021	$10,000	$10,000	$10,000
3/2022	$9,414	$9,408	$9,467
3/2023	$8,751	$8,958	$9,008
3/2024	$9,160	$9,110	$9,133
3/2025	$10,186	$9,554	$9,626

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 10/01/2021
Class I	11.21%	0.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.29%
Bloomberg U.S. Morgage-Backed Securities (MBS) Index	5.39%	-1.08%

Key Fund Statistics

  Total Net Assets$16,899,793
  # of Portfolio Holdings207
  Portfolio Turnover Rate333%
  Total Advisory Fees Paid – Net$0

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

Ginnie Mae (TBA)	8.53%
U.S. Treasury Notes	5.70%
Ginnie Mae	4.78%
UMBS (TBA)	3.62%
Fannie Mae REMICS	2.59%
Towd Point Mortgage Trust	2.46%
U.S. Treasury Bonds	2.36%
Credit Suisse Mortgage Capital Trust	2.18%
ALLO Issuer LLC	2.02%
MHC Trust	1.83%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	79.67%
Asset-Backed Securities	22.31%
U.S. Treasury Securities	9.08%
Short-Term Investments	0.60%
Liabilities in Excess of Other Assets	(11.66)%

Material Fund Changes

The Metropolitan West Sustainable Securitized Fund was renamed to the TCW MetWest Sustainable Securitized Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Sustainable Securitized Fund

Annual Shareholder Report — March 31, 2025

Class I: MWESX

TSR MWESX-0325

TCW MetWest Sustainable Securitized Fund

Class M: MWERX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$74	0.70%

How did the Fund perform last year and what affected its performance?

Significant outperformance versus the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index was driven by exposure across securitized sectors, particularly CMBS. Private label CMBS was one of the strongest performing securitized sectors over the period, rewarding the Fund’s growing overweight position that focused on labeled and unlabeled green SASB deals with attractive yields and premium collateral. Non-agency MBS was additive as disciplined issue selection in both legacy (pre-2008 vintage) and newer vintage offerings drove attractive spread and yield pickup for the Fund. Meanwhile, ABS positioning focused on CLOs and high-quality non-traditional collateral types was beneficial given the tightening of CLOs and sustained demand for the attractive coupons and yields offered by non-traditional ABS sectors. The structural underweight to agency MBS, however, was a headwind, as the sector bested duration-matched Treasuries over the period.  Finally, the Fund's overweight duration position and curve-steepening bias contributed as rates reset lower, led by the front-end of the curve.

Fund Performance

	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Morgage-Backed Securities (MBS) Index
10/01/2021	$10,000	$10,000	$10,000
3/2022	$9,440	$9,408	$9,467
3/2023	$8,765	$8,958	$9,008
3/2024	$9,145	$9,110	$9,133
3/2025	$10,161	$9,554	$9,626

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	Since Inception 10/01/2021
Class M	11.11%	0.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.29%
Bloomberg U.S. Morgage-Backed Securities (MBS) Index	5.39%	-1.08%

Key Fund Statistics

  Total Net Assets$16,899,793
  # of Portfolio Holdings207
  Portfolio Turnover Rate333%
  Total Advisory Fees Paid – Net$0

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

Ginnie Mae (TBA)	8.53%
U.S. Treasury Notes	5.70%
Ginnie Mae	4.78%
UMBS (TBA)	3.62%
Fannie Mae REMICS	2.59%
Towd Point Mortgage Trust	2.46%
U.S. Treasury Bonds	2.36%
Credit Suisse Mortgage Capital Trust	2.18%
ALLO Issuer LLC	2.02%
MHC Trust	1.83%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	79.67%
Asset-Backed Securities	22.31%
U.S. Treasury Securities	9.08%
Short-Term Investments	0.60%
Liabilities in Excess of Other Assets	(11.66)%

Material Fund Changes

The Metropolitan West Sustainable Securitized Fund was renamed to the TCW MetWest Sustainable Securitized Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Sustainable Securitized Fund

Annual Shareholder Report — March 31, 2025

Class M: MWERX

TSR MWERX-0325

TCW MetWest Total Return Bond Fund

Administrative Class: MWTNX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$80	0.78%

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven in part by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. The overweight to residential MBS benefitted relative returns as the agency MBS sector bested comparable US Treasuries and the non-agency MBS issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure was beneficial, led by single-asset single-borrower CMBS deal structures that outperformed Index-held conduit deals and senior CLOs that offered fundamentally sound yield premiums. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, the underweight insulated relative returns as spreads widened in 1Q25, with an additional boost from favorable issue selection among healthcare, pharmaceuticals and large U.S. banks.

Fund Performance

	Administrative Class	Bloomberg U.S. Aggregate Bond Index
3/2015	$10,000	$10,000
3/2016	$10,096	$10,196
3/2017	$10,155	$10,241
3/2018	$10,239	$10,364
3/2019	$10,686	$10,829
3/2020	$11,520	$11,796
3/2021	$11,888	$11,880
3/2022	$11,307	$11,386
3/2023	$10,616	$10,842
3/2024	$10,735	$11,026
3/2025	$11,241	$11,564

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Administrative Class	4.71%	-0.49%	1.18%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Key Fund Statistics

  Total Net Assets$34,953,444,856
  # of Portfolio Holdings1,528
  Portfolio Turnover Rate418%
  Total Advisory Fees Paid – Net$147,565,058

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.09%
U.S. Treasury Bonds	10.62%
UMBS (TBA)	6.40%
Ginnie Mae (TBA)	4.71%
CIM Trust	4.47%
U.S. Treasury Inflation Indexed Notes	1.21%
Ginnie Mae	1.12%
Fannie Mae Pool MA4626	1.03%
Credit Suisse Mortgage Capital Trust	0.98%
Fannie Mae Pool BQ6913	0.93%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.93%
U.S. Treasury Securities	28.92%
Corporates	15.30%
Asset-Backed Securities	5.42%
Short-Term Investments	4.97%
Bank Loans	1.62%
Foreign Government Obligations	0.62%
Municipal Bonds	0.42%
Common Stock	0.11%
Other Security Types	0.14%Footnote Reference*
Liabilities in Excess of Other Assets	(11.45)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2025

Administrative Class: MWTNX

TSR MWTNX-0325

TCW MetWest Total Return Bond Fund

Class I: MWTIX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$45	0.44%

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven in part by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. The overweight to residential MBS benefitted relative returns as the agency MBS sector bested comparable US Treasuries and the non-agency MBS issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure was beneficial, led by single-asset single-borrower CMBS deal structures that outperformed Index-held conduit deals and senior CLOs that offered fundamentally sound yield premiums. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, the underweight insulated relative returns as spreads widened in 1Q25, with an additional boost from favorable issue selection among healthcare, pharmaceuticals and large U.S. banks.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index
3/2015	$10,000	$10,000
3/2016	$10,131	$10,196
3/2017	$10,225	$10,241
3/2018	$10,345	$10,364
3/2019	$10,833	$10,829
3/2020	$11,718	$11,796
3/2021	$12,132	$11,880
3/2022	$11,577	$11,386
3/2023	$10,906	$10,842
3/2024	$11,065	$11,026
3/2025	$11,624	$11,564

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	5.06%	-0.16%	1.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Key Fund Statistics

  Total Net Assets$34,953,444,856
  # of Portfolio Holdings1,528
  Portfolio Turnover Rate418%
  Total Advisory Fees Paid – Net$147,565,058

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.09%
U.S. Treasury Bonds	10.62%
UMBS (TBA)	6.40%
Ginnie Mae (TBA)	4.71%
CIM Trust	4.47%
U.S. Treasury Inflation Indexed Notes	1.21%
Ginnie Mae	1.12%
Fannie Mae Pool MA4626	1.03%
Credit Suisse Mortgage Capital Trust	0.98%
Fannie Mae Pool BQ6913	0.93%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.93%
U.S. Treasury Securities	28.92%
Corporates	15.30%
Asset-Backed Securities	5.42%
Short-Term Investments	4.97%
Bank Loans	1.62%
Foreign Government Obligations	0.62%
Municipal Bonds	0.42%
Common Stock	0.11%
Other Security Types	0.14%Footnote Reference*
Liabilities in Excess of Other Assets	(11.45)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2025

Class I: MWTIX

TSR MWTIX-0325

TCW MetWest Total Return Bond Fund

Class I-2: MWTTX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I-2	$52	0.51%

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven in part by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. The overweight to residential MBS benefitted relative returns as the agency MBS sector bested comparable US Treasuries and the non-agency MBS issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure was beneficial, led by single-asset single-borrower CMBS deal structures that outperformed Index-held conduit deals and senior CLOs that offered fundamentally sound yield premiums. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, the underweight insulated relative returns as spreads widened in 1Q25, with an additional boost from favorable issue selection among healthcare, pharmaceuticals and large U.S. banks.

Fund Performance

	Class I-2	Bloomberg U.S. Aggregate Bond Index
3/06/2020	$10,000	$10,000
3/2020	$9,707	$9,758
3/2021	$10,062	$9,827
3/2022	$9,594	$9,419
3/2023	$9,021	$8,969
3/2024	$9,156	$9,121
3/2025	$9,613	$9,566

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 3/06/2020
Class I-2	4.99%	-0.19%	-0.78%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	-0.67%

Key Fund Statistics

  Total Net Assets$34,953,444,856
  # of Portfolio Holdings1,528
  Portfolio Turnover Rate418%
  Total Advisory Fees Paid – Net$147,565,058

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.09%
U.S. Treasury Bonds	10.62%
UMBS (TBA)	6.40%
Ginnie Mae (TBA)	4.71%
CIM Trust	4.47%
U.S. Treasury Inflation Indexed Notes	1.21%
Ginnie Mae	1.12%
Fannie Mae Pool MA4626	1.03%
Credit Suisse Mortgage Capital Trust	0.98%
Fannie Mae Pool BQ6913	0.93%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.93%
U.S. Treasury Securities	28.92%
Corporates	15.30%
Asset-Backed Securities	5.42%
Short-Term Investments	4.97%
Bank Loans	1.62%
Foreign Government Obligations	0.62%
Municipal Bonds	0.42%
Common Stock	0.11%
Other Security Types	0.14%Footnote Reference*
Liabilities in Excess of Other Assets	(11.45)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2025

Class I-2: MWTTX

TSR MWTTX-0325

TCW MetWest Total Return Bond Fund

Class M: MWTRX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$67	0.65%

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven in part by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. The overweight to residential MBS benefitted relative returns as the agency MBS sector bested comparable US Treasuries and the non-agency MBS issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure was beneficial, led by single-asset single-borrower CMBS deal structures that outperformed Index-held conduit deals and senior CLOs that offered fundamentally sound yield premiums. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, the underweight insulated relative returns as spreads widened in 1Q25, with an additional boost from favorable issue selection among healthcare, pharmaceuticals and large U.S. banks.

Fund Performance

	Class M	Bloomberg U.S. Aggregate Bond Index
3/2015	$10,000	$10,000
3/2016	$10,099	$10,196
3/2017	$10,169	$10,241
3/2018	$10,265	$10,364
3/2019	$10,725	$10,829
3/2020	$11,576	$11,796
3/2021	$11,958	$11,880
3/2022	$11,398	$11,386
3/2023	$10,703	$10,842
3/2024	$10,836	$11,026
3/2025	$11,373	$11,564

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	4.96%	-0.35%	1.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Key Fund Statistics

  Total Net Assets$34,953,444,856
  # of Portfolio Holdings1,528
  Portfolio Turnover Rate418%
  Total Advisory Fees Paid – Net$147,565,058

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.09%
U.S. Treasury Bonds	10.62%
UMBS (TBA)	6.40%
Ginnie Mae (TBA)	4.71%
CIM Trust	4.47%
U.S. Treasury Inflation Indexed Notes	1.21%
Ginnie Mae	1.12%
Fannie Mae Pool MA4626	1.03%
Credit Suisse Mortgage Capital Trust	0.98%
Fannie Mae Pool BQ6913	0.93%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.93%
U.S. Treasury Securities	28.92%
Corporates	15.30%
Asset-Backed Securities	5.42%
Short-Term Investments	4.97%
Bank Loans	1.62%
Foreign Government Obligations	0.62%
Municipal Bonds	0.42%
Common Stock	0.11%
Other Security Types	0.14%Footnote Reference*
Liabilities in Excess of Other Assets	(11.45)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2025

Class M: MWTRX

TSR MWTRX-0325

TCW MetWest Total Return Bond Fund

Plan Class: MWTSX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$38	0.37%

How did the Fund perform last year and what affected its performance?

Outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven in part by the overweight duration position and curve-steepening bias as rates reset lower, led by the front-end of the curve. The overweight to residential MBS benefitted relative returns as the agency MBS sector bested comparable US Treasuries and the non-agency MBS issues generated attractive carry while maintaining resilient yield spreads despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure was beneficial, led by single-asset single-borrower CMBS deal structures that outperformed Index-held conduit deals and senior CLOs that offered fundamentally sound yield premiums. Meanwhile, the persistent underweight to corporate credit weighed on returns for much of the period as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025. However, the underweight insulated relative returns as spreads widened in 1Q25, with an additional boost from favorable issue selection among healthcare, pharmaceuticals and large U.S. banks.

Fund Performance

	Plan Class	Bloomberg U.S. Aggregate Bond Index
3/2015	$10,000	$10,000
3/2016	$10,133	$10,196
3/2017	$10,238	$10,241
3/2018	$10,359	$10,364
3/2019	$10,856	$10,829
3/2020	$11,756	$11,796
3/2021	$12,185	$11,880
3/2022	$11,637	$11,386
3/2023	$10,963	$10,842
3/2024	$11,136	$11,026
3/2025	$11,713	$11,564

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Plan Class	5.18%	-0.07%	1.59%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Key Fund Statistics

  Total Net Assets$34,953,444,856
  # of Portfolio Holdings1,528
  Portfolio Turnover Rate418%
  Total Advisory Fees Paid – Net$147,565,058

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.09%
U.S. Treasury Bonds	10.62%
UMBS (TBA)	6.40%
Ginnie Mae (TBA)	4.71%
CIM Trust	4.47%
U.S. Treasury Inflation Indexed Notes	1.21%
Ginnie Mae	1.12%
Fannie Mae Pool MA4626	1.03%
Credit Suisse Mortgage Capital Trust	0.98%
Fannie Mae Pool BQ6913	0.93%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	53.93%
U.S. Treasury Securities	28.92%
Corporates	15.30%
Asset-Backed Securities	5.42%
Short-Term Investments	4.97%
Bank Loans	1.62%
Foreign Government Obligations	0.62%
Municipal Bonds	0.42%
Common Stock	0.11%
Other Security Types	0.14%Footnote Reference*
Liabilities in Excess of Other Assets	(11.45)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2025

Plan Class: MWTSX

TSR MWTSX-0325

TCW MetWest Ultra Short Bond Fund

Class I: MWUIX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$35	0.34%

How did the Fund perform last year and what affected its performance?

The Fund's overweight duration position drove outperformance versus the ICE BofA 1-Year U.S. Treasury Index as yields moved lower. Diversified exposure to fixed income spread sectors benefitted relative performance, particularly securitized products. The allocation to residential MBS contributed as the agency MBS sector tightened, despite volatility throughout the period, while non-agency MBS issues generated attractive carry and yield spreads were resilient, despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure further benefitted relative performance, led by single-asset single-borrower CMBS deal structures where high quality collateral held up well against broader market volatility and senior CLOs that offered a favorable blend of spread premiums with robust structures that held up well throughout the year. The Fund’s position in corporate credit also boosted returns as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025, with the emphasis on financials particularly additive.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-Year U.S. Treasury Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,034	$10,196	$10,028
3/2017	$10,141	$10,241	$10,083
3/2018	$10,250	$10,364	$10,174
3/2019	$10,510	$10,829	$10,426
3/2020	$10,697	$11,796	$10,839
3/2021	$10,849	$11,880	$10,872
3/2022	$10,718	$11,386	$10,761
3/2023	$10,814	$10,842	$10,922
3/2024	$11,280	$11,026	$11,370
3/2025	$11,955	$11,564	$11,983

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	5.98%	2.25%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA 1-Year U.S. Treasury Index	4.98%	1.88%	1.73%

Key Fund Statistics

  Total Net Assets$46,426,472
  # of Portfolio Holdings210
  Portfolio Turnover Rate553%
  Total Advisory Fees Paid – Net$0

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	31.74%
UMBS (TBA)	14.52%
Ginnie Mae	5.53%
U.S. International Development Finance Corp.	3.70%
Ginnie Mae (TBA)	3.25%
Fannie Mae REMICS	3.20%
JPMorgan Chase & Co.	2.48%
Bank of America Corp.	2.24%
Morgan Stanley	1.98%
Citigroup, Inc.	1.73%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	42.28%
U.S. Treasury Securities	35.44%
Corporates	26.04%
Asset-Backed Securities	11.62%
Short-Term Investments	3.24%
Municipal Bonds	0.20%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(18.84)%

Material Fund Changes

The Metropolitan West Ultra Short Bond Fund was renamed to the TCW MetWest Ultra Short Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Ultra Short Bond Fund

Annual Shareholder Report — March 31, 2025

Class I: MWUIX

TSR MWUIX-0325

TCW MetWest Ultra Short Bond Fund

Class M: MWUSX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$51	0.50%

How did the Fund perform last year and what affected its performance?

The Fund's overweight duration position drove outperformance versus the ICE BofA 1-Year U.S. Treasury Index as yields moved lower. Diversified exposure to fixed income spread sectors benefitted relative performance, particularly securitized products. The allocation to residential MBS contributed as the agency MBS sector tightened, despite volatility throughout the period, while non-agency MBS issues generated attractive carry and yield spreads were resilient, despite the risk-off tone to end the period. Non-agency CMBS and ABS exposure further benefitted relative performance, led by single-asset single-borrower CMBS deal structures where high quality collateral held up well against broader market volatility and senior CLOs that offered a favorable blend of spread premiums with robust structures that held up well throughout the year. The Fund’s position in corporate credit also boosted returns as the sector performed well alongside tightening credit spreads and heightened investor demand that lasted through early 2025, with the emphasis on financials particularly additive.

Fund Performance

	Class M	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-Year U.S. Treasury Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,018	$10,196	$10,028
3/2017	$10,132	$10,241	$10,083
3/2018	$10,201	$10,364	$10,174
3/2019	$10,443	$10,829	$10,426
3/2020	$10,636	$11,796	$10,839
3/2021	$10,746	$11,880	$10,872
3/2022	$10,623	$11,386	$10,761
3/2023	$10,676	$10,842	$10,922
3/2024	$11,117	$11,026	$11,370
3/2025	$11,764	$11,564	$11,983

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	5.82%	2.04%	1.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA 1-Year U.S. Treasury Index	4.98%	1.88%	1.73%

Key Fund Statistics

  Total Net Assets$46,426,472
  # of Portfolio Holdings210
  Portfolio Turnover Rate553%
  Total Advisory Fees Paid – Net$0

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	31.74%
UMBS (TBA)	14.52%
Ginnie Mae	5.53%
U.S. International Development Finance Corp.	3.70%
Ginnie Mae (TBA)	3.25%
Fannie Mae REMICS	3.20%
JPMorgan Chase & Co.	2.48%
Bank of America Corp.	2.24%
Morgan Stanley	1.98%
Citigroup, Inc.	1.73%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	42.28%
U.S. Treasury Securities	35.44%
Corporates	26.04%
Asset-Backed Securities	11.62%
Short-Term Investments	3.24%
Municipal Bonds	0.20%
Purchased Swaptions	0.02%
Liabilities in Excess of Other Assets	(18.84)%

Material Fund Changes

The Metropolitan West Ultra Short Bond Fund was renamed to the TCW MetWest Ultra Short Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Ultra Short Bond Fund

Annual Shareholder Report — March 31, 2025

Class M: MWUSX

TSR MWUSX-0325

TCW MetWest Unconstrained Bond Fund

Class I: MWCIX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$78	0.75%

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors helped drive outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index, led by securitized products. CMBS holdings contributed the most, with exposures focused on single-asset single-borrower deals backed by high-quality properties that provided opportunity to capture higher yields without having to sacrifice collateral credit quality. Non-agency MBS was also a large contributor given steady income and attractive yield premiums. Contributions from the Fund’s ABS holdings were led by single family rentals and mezzanine CLO tranches, which offered a favorable blend of spread premiums with robust structures that held up well throughout the year. Meanwhile, corporate credit was mixed, with higher quality high yield allocations underperforming, while investment grade positions contributed given tighter spreads and heightened investor demand that lasted through early 2025. Finally, the Fund’s positive duration position and emphasis on the front-end of the yield curve significantly rewarded performance as rates moved lower.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months Index
3/2015	$10,000	$10,000	$10,000
3/2016	$10,029	$10,196	$10,009
3/2017	$10,473	$10,241	$10,039
3/2018	$10,734	$10,364	$10,144
3/2019	$11,121	$10,829	$10,356
3/2020	$10,886	$11,796	$10,571
3/2021	$12,122	$11,880	$10,581
3/2022	$11,772	$11,386	$10,587
3/2023	$11,578	$10,842	$10,862
3/2024	$12,257	$11,026	$11,446
3/2025	$13,180	$11,564	$12,022

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class I	7.53%	3.90%	2.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	5.03%	2.60%	1.86%

Key Fund Statistics

  Total Net Assets$2,745,021,132
  # of Portfolio Holdings868
  Portfolio Turnover Rate188%
  Total Advisory Fees Paid – Net$17,023,203

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	4.88%
Ginnie Mae (TBA)	4.02%
U.S. Treasury Notes	3.31%
CIM Trust	3.24%
SLM Student Loan Trust	1.33%
Freddie Mac Pool SD8275	1.10%
IndyMac Index Mortgage Loan Trust	1.04%
ACE Securities Corp. Home Equity Loan Trust	1.03%
HSI Asset Securitization Corp. Trust	0.93%
BX Trust	0.89%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	59.57%
Corporates	17.48%
Asset-Backed Securities	12.10%
Short-Term Investments	10.25%
Bank Loans	3.46%
U.S. Treasury Securities	3.31%
Foreign Government Obligations	1.73%
Municipal Bonds	0.33%
Common Stock	0.31%
Other Security Types	0.28%Footnote Reference*
Liabilities in Excess of Other Assets	(8.82)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Annual Shareholder Report — March 31, 2025

Class I: MWCIX

TSR MWCIX-0325

TCW MetWest Unconstrained Bond Fund

Class M: MWCRX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$107	1.03%

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors helped drive outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index, led by securitized products. CMBS holdings contributed the most, with exposures focused on single-asset single-borrower deals backed by high-quality properties that provided opportunity to capture higher yields without having to sacrifice collateral credit quality. Non-agency MBS was also a large contributor given steady income and attractive yield premiums. Contributions from the Fund’s ABS holdings were led by single family rentals and mezzanine CLO tranches, which offered a favorable blend of spread premiums with robust structures that held up well throughout the year. Meanwhile, corporate credit was mixed, with higher quality high yield allocations underperforming, while investment grade positions contributed given tighter spreads and heightened investor demand that lasted through early 2025. Finally, the Fund’s positive duration position and emphasis on the front-end of the yield curve significantly rewarded performance as rates moved lower.

Fund Performance

	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months Index
3/2015	$10,000	$10,000	$10,000
3/2016	$9,998	$10,196	$10,009
3/2017	$10,409	$10,241	$10,039
3/2018	$10,636	$10,364	$10,144
3/2019	$10,988	$10,829	$10,356
3/2020	$10,717	$11,796	$10,571
3/2021	$11,910	$11,880	$10,581
3/2022	$11,535	$11,386	$10,587
3/2023	$11,313	$10,842	$10,862
3/2024	$11,944	$11,026	$11,446
3/2025	$12,807	$11,564	$12,022

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 years
Class M	7.23%	3.63%	2.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	5.03%	2.60%	1.86%

Key Fund Statistics

  Total Net Assets$2,745,021,132
  # of Portfolio Holdings868
  Portfolio Turnover Rate188%
  Total Advisory Fees Paid – Net$17,023,203

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	4.88%
Ginnie Mae (TBA)	4.02%
U.S. Treasury Notes	3.31%
CIM Trust	3.24%
SLM Student Loan Trust	1.33%
Freddie Mac Pool SD8275	1.10%
IndyMac Index Mortgage Loan Trust	1.04%
ACE Securities Corp. Home Equity Loan Trust	1.03%
HSI Asset Securitization Corp. Trust	0.93%
BX Trust	0.89%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	59.57%
Corporates	17.48%
Asset-Backed Securities	12.10%
Short-Term Investments	10.25%
Bank Loans	3.46%
U.S. Treasury Securities	3.31%
Foreign Government Obligations	1.73%
Municipal Bonds	0.33%
Common Stock	0.31%
Other Security Types	0.28%Footnote Reference*
Liabilities in Excess of Other Assets	(8.82)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Annual Shareholder Report — March 31, 2025

Class M: MWCRX

TSR MWCRX-0325

TCW MetWest Unconstrained Bond Fund

Plan Class: MWCPX

Annual Shareholder Report — March 31, 2025

This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period ended March 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended March 31, 2025.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$72	0.69%

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors helped drive outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index, led by securitized products. CMBS holdings contributed the most, with exposures focused on single-asset single-borrower deals backed by high-quality properties that provided opportunity to capture higher yields without having to sacrifice collateral credit quality. Non-agency MBS was also a large contributor given steady income and attractive yield premiums. Contributions from the Fund’s ABS holdings were led by single family rentals and mezzanine CLO tranches, which offered a favorable blend of spread premiums with robust structures that held up well throughout the year. Meanwhile, corporate credit was mixed, with higher quality high yield allocations underperforming, while investment grade positions contributed given tighter spreads and heightened investor demand that lasted through early 2025. Finally, the Fund’s positive duration position and emphasis on the front-end of the yield curve significantly rewarded performance as rates moved lower.

Fund Performance

	Plan Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months Index
3/06/2020	$10,000	$10,000	$10,000
3/2020	$9,312	$9,758	$10,008
3/2021	$10,378	$9,827	$10,017
3/2022	$10,084	$9,419	$10,023
3/2023	$9,932	$8,969	$10,283
3/2024	$10,522	$9,121	$10,836
3/2025	$11,310	$9,566	$11,381

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 3/06/2020
Plan Class	7.49%	3.96%	2.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	-0.67%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	5.03%	2.60%	2.61%

Key Fund Statistics

  Total Net Assets$2,745,021,132
  # of Portfolio Holdings868
  Portfolio Turnover Rate188%
  Total Advisory Fees Paid – Net$17,023,203

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	4.88%
Ginnie Mae (TBA)	4.02%
U.S. Treasury Notes	3.31%
CIM Trust	3.24%
SLM Student Loan Trust	1.33%
Freddie Mac Pool SD8275	1.10%
IndyMac Index Mortgage Loan Trust	1.04%
ACE Securities Corp. Home Equity Loan Trust	1.03%
HSI Asset Securitization Corp. Trust	0.93%
BX Trust	0.89%

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	59.57%
Corporates	17.48%
Asset-Backed Securities	12.10%
Short-Term Investments	10.25%
Bank Loans	3.46%
U.S. Treasury Securities	3.31%
Foreign Government Obligations	1.73%
Municipal Bonds	0.33%
Common Stock	0.31%
Other Security Types	0.28%Footnote Reference*
Liabilities in Excess of Other Assets	(8.82)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Annual Shareholder Report — March 31, 2025

Plan Class: MWCPX

TSR MWCPX-0325

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)

A copy of the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that each of Victoria Rogers, Robert Rooney and Michael Swell is qualified to serve as audit committee financial expert serving on its audit committee and that person is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $358,000 for 2025 and $622,107 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $88,575 for 2025 and $137,858 for 2024.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)	Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(1)

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Metropolitan West Funds and any affiliate of Metropolitan West Funds that provides services to the registrant (a “Covered Services Provider”) if the independent auditors’ engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Metropolitan West Funds or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Metropolitan West Funds and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	100%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $970,608 for 2025 and $1,060,849 for 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

TCW Metropolitan West Funds	March 31, 2025

Table of Contents

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BONDS – 93.67%

BANK LOANS — 14.21%*

Automotive — 0.38%
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
9.55%	03/30/27	[1]	$1,710,231	$1,593,192

Communications — 1.00%
Cyxtera DC Holdings, Inc.,
Term Loan B, 1st Lien
10.50%	05/01/26	†,1,2,3	355,886	—
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.01%)
9.32%	08/19/26	[1,4]	1,012,355	944,527
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(SOFR plus 7.26%)
11.57%	10/19/26	[1]	875,000	671,563
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
9.39%	04/11/29	[1]	881,020	761,946
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
9.58%	04/22/25	[1]	667,070	668,654
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.28%)
7.72%	03/31/31	[1]	681,000	656,665
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.44%	03/09/27	[1]	500,000	466,610

				4,169,965

Consumer Discretionary — 0.61%
Celsius Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57%	03/21/32	[1]	1,045,000	1,048,265
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.40%	01/24/30	[1]	691,000	167,854
Opal U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.57%	03/01/32	[1]	625,000	621,875
Pegasus Bidco BV,
Term Loan B, 1st Lien (Netherlands)
(SOFR plus 3.25%)
7.57%	07/12/29	[1,5]	718,434	718,434

				2,556,428

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Diversified REITs — 0.29%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.08%	01/25/31	[1]	$1,230,970	$1,231,228

Electric — 1.03%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.07%	09/30/31	[1]	1,171,613	1,173,446
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	08/01/30	[1]	1,112,087	1,113,077
Hunterstown Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.80%	11/06/31	[1]	702,968	706,482
Potomac Energy Center LLC,
Term Loan, 1st Lien
(SOFR plus 6.26%)
10.58%	11/12/26	[1]	644,663	644,663
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55%	08/29/31	[1]	634,619	634,619
Term Loan C, 1st Lien
(SOFR plus 3.25%)
7.56%	08/29/31	[1]	40,568	40,568

				4,312,855

Entertainment — 0.39%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07%	08/13/31	[1]	1,603,000	1,612,354

Finance — 0.40%
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.31%	12/15/31	[1]	1,675,625	1,657,821

Food — 1.17%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.19%	10/01/25	[1]	806,936	793,472
Term Loan, 2nd Lien
(SOFR plus 7.86%)
12.19%	10/01/26	[1]	750,000	694,571
Chobani LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.82%	10/25/27	[1]	1,052,412	1,053,948
(SOFR plus 3.75%)
8.07%	10/25/27	[1]	58,554	58,640

See accompanying Notes to Financial Statements.

3 / Annual Financial Statements March 2025

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Food (continued)
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
8.44%	06/12/28	[1]	$646,652	$632,707
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07%	04/25/31	[1]	1,622,738	1,646,064

				4,879,402

Gaming — 0.25%
Ontario Gaming Gta Ltd. Partnership,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
8.56%	08/01/30	[1,5]	1,072,753	1,058,271

Health Care — 1.24%
ADMI Corp.,
Term Loan B1, 1st Lien
(SOFR plus 5.75%)
10.07%	12/23/27	[1]	694,724	698,632
Auris Luxembourg III SARL,
Term Loan B4, 1st Lien (Luxembourg)
(SOFR plus 3.75%)
8.18%	02/28/29	[1,5]	210,678	210,678
Heartland Dental LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
8.82%	04/28/28	[1]	783,090	783,176
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
4.30%	07/01/31	[1]	2,282,749	1,708,249
Term Loan, 1st Lien
(SOFR plus 8.50%)
12.79%	01/07/26	[1]	368,452	315,026
Pluto Acquisition I, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.50%)
9.80%	06/20/28	[1]	730,000	740,950
Sotera Health Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55%	05/30/31	[1]	447,750	447,470
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	09/27/30	[1]	310,702	297,497

				5,201,678

Health Care REITs — 0.09%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.16%	07/17/28	[1]	381,948	375,504

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Hotel & Resort REITs — 0.21%
OEG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.80%	06/30/31	[1]	$895,500	$896,619

Industrials — 1.09%
Convergint Technologies,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.19%	03/31/28	[1,6]	1,084,270	1,080,654
DG Investment Intermediate Holdings 2, Inc.,
Term Loan, 2nd Lien
(SOFR plus 6.86%)
11.19%	03/30/29	[1]	560,000	556,850
Engineering Research and Consulting LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.31%	08/15/31	[1]	700,245	698,494
Oregon Tool Lux LP,
Term Loan, 2nd Lien (Luxembourg)
(SOFR plus 4.00%)
8.32%	10/15/29	[1,5]	1,175,148	874,016
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.19%	08/03/26	[1]	746,994	707,508
TCP Sunbelt Acquisition Co.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.57%	10/24/31	[1]	648,375	647,565

				4,565,087

Information Technology — 3.19%
Amentum Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.57%	09/29/31	[1]	997,500	966,642
Barracuda Parent LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.79%	08/15/29	[1]	748,087	651,210
BMC Software (Boxer/Bladelogic),
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.29%	07/30/31	[1]	500,000	492,005
Cast & Crew Payroll LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07%	12/29/28	[1]	547,172	528,439
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.31%	12/12/29	[1]	1,379,549	1,384,150
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.32%	04/26/29	[1]	1,750,000	1,738,187

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 4

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.09%	08/14/25	[1]	$1,542,890	$1,506,385
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.40%	10/01/27	[1]	423,893	398,731
Getty Images, Inc.,
Term Loan B1, 1st Lien
11.25%	02/21/30	[1]	1,080,000	1,075,950
Indy U.S. Bidco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.82%	03/06/28	[1]	748,125	746,629
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	02/06/31	[1]	2,383,040	2,382,051
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
8.57%	05/03/28	[1]	438,949	418,101
X Corp.,
Term Loan B1, 1st Lien
(SOFR plus 6.65%)
10.95%	10/26/29	[1]	1,049,815	1,044,566

				13,333,046

Insurance — 0.39%
Acrisure LLC,
Term Loan B6, 1st Lien
(SOFR plus 3.00%)
7.32%	11/06/30	[1]	297,504	296,176
Asurion LLC,
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
9.69%	01/20/29	[1]	195,000	181,320
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
7.69%	12/23/26	[1]	1,141,805	1,140,868

				1,618,364

Materials — 0.17%
Amer Rock Salt Co. LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
11.44%	06/12/28	[1,7]	697,735	704,712

Retail — 0.73%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.07%	09/20/30	[1,5]	1,883,269	1,868,645

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Retail (continued)
Tacala Investment Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.82%	01/31/31	[1]	$1,200,405	$1,201,624

				3,070,269

Services — 1.58%
Belron Finance U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.05%	10/16/31	[1]	702,968	702,641
Fugue Finance LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.50%	01/09/32	[1]	497,500	497,694
Kelso Industries LLC,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 5.75%)
10.07%	12/30/29	[1,8]	25,555	25,460
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.07%	12/26/29	[1]	398,052	396,559
MajorDrive Holdings IV LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	06/01/28	[1]	623,381	567,361
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.82%	11/14/30	[1]	1,437,019	1,434,324
Valvoline, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.32%	03/19/32	[1]	1,000,000	1,000,625
Verde Purchaser LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	11/30/30	[1]	1,308,425	1,303,061
VT Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.30%	08/09/30	[1]	666,596	667,013

				6,594,738

Total Bank Loans
(Cost $61,390,488)				59,431,533

CORPORATES — 78.96%*

Automobile Components — 0.60%
Allison Transmission, Inc.
3.75%	01/30/31	[9]	1,180,000	1,052,287
Forvia SE
(France)
8.00%	06/15/30	[5,9]	645,000	636,823

See accompanying Notes to Financial Statements.

5 / Annual Financial Statements March 2025

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Automobile Components (continued)
ZF North America Capital, Inc.
6.88%	04/23/32	[9]	$895,000	$830,161

				2,519,271

Banking — 2.04%
Bank of America Corp.,
Series RR, NVS
4.38%[10,11]			2,040,000	1,993,022
Bank of New York Mellon Corp. (The),
Series I, NVS
3.75%[10,11]			2,515,000	2,413,497
JPMorgan Chase & Co.,
Series KK
3.65%[10,11]			805,000	788,277
PNC Financial Services Group, Inc. (The),
Series T, NVS
3.40%[10,11]			3,515,000	3,352,145

				8,546,941

Communications — 11.09%
Advantage Sales & Marketing, Inc.
6.50%	11/15/28	[9]	1,027,000	900,217
Altice Financing SA
(Luxembourg)
5.75%	08/15/29	[5,9]	2,430,000	1,783,448
9.63%	07/15/27	[5,9]	955,000	816,583
Altice France SA
(France)
5.13%	01/15/29	[5,9]	1,621,000	1,284,311
5.50%	10/15/29	[5,9]	1,189,000	942,003
8.13%	02/01/27	[5,9]	895,000	805,979
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%	03/01/30	[9]	1,825,000	1,693,304
5.13%	05/01/27	[9]	3,025,000	2,981,995
5.50%	05/01/26	[9]	2,910,000	2,909,594
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.25%	01/15/34	[9]	3,160,000	2,602,992
Cogent Communications Group LLC,
7.00%	06/15/27	[9]	790,000	795,962
CommScope LLC
9.50%	12/15/31	[9]	496,000	510,619
Consolidated Communications, Inc.
6.50%	10/01/28	[9]	2,007,000	1,945,003
CSC Holdings LLC
6.50%	02/01/29	[9]	6,863,000	5,709,461
7.50%	04/01/28	[9]	991,000	712,197
11.25%	05/15/28	[9]	565,000	550,965
11.75%	01/31/29	[9]	118,000	114,492
DISH DBS Corp.
7.38%	07/01/28		2,365,000	1,685,626
EchoStar Corp.
10.75%	11/30/29		2,640,000	2,777,005
Frontier Communications Holdings LLC
5.00%	05/01/28	[9]	895,000	884,445
5.88%	10/15/27	[9]	599,000	599,445
6.75%	05/01/29	[9]	1,922,000	1,932,236

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)
8.63%	03/15/31	[9]	$2,530,000	$2,697,235
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38%	10/07/30	[5]	1,095,000	1,108,574
Sinclair Television Group, Inc.
8.13%	02/15/33	[9]	542,000	535,204
Sirius XM Radio LLC
3.88%	09/01/31	[9]	1,087,000	932,853
4.00%	07/15/28	[9]	500,000	466,695
5.50%	07/01/29	[9]	770,000	744,144
Snap, Inc.
6.88%	03/01/33	[9]	1,050,000	1,050,959
Vmed O2 UK Financing I PLC
(United Kingdom)
7.75%	04/15/32	[5,9]	750,000	754,484
VZ Secured Financing BV
(Netherlands)
5.00%	01/15/32	[5,9]	2,442,000	2,125,626
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%	10/01/31	[9]	975,000	994,342

				46,347,998

Consumer Discretionary — 4.57%
BAT Capital Corp.
5.28%	04/02/50		1,517,000	1,338,225
Central Garden & Pet Co.
4.13%	04/30/31	[9]	1,215,000	1,091,232
Choice Hotels International, Inc.
5.85%	08/01/34		1,000,000	1,002,327
Crocs, Inc.
4.13%	08/15/31	[9]	1,099,000	967,289
Everi Holdings, Inc.
5.00%	07/15/29	[9]	2,873,000	2,882,746
Hilton Domestic Operating Co., Inc.
3.63%	02/15/32	[9]	2,673,000	2,344,475
Opal Bidco SAS
(France)
6.50%	03/31/32	[5,9]	625,000	625,000
Primo Water Holdings Inc/Triton Water Holdings, Inc.
6.25%	04/01/29	[9]	2,203,000	2,199,083
Spectrum Brands, Inc.
3.88%	03/15/31	[9]	1,458,000	1,246,818
WarnerMedia Holdings, Inc.
5.14%	03/15/52		4,280,000	3,121,908
Wyndham Hotels & Resorts, Inc.
4.38%	08/15/28	[9]	2,399,000	2,293,231

				19,112,334

Diversified REITs — 0.86%
American Assets Trust LP
3.38%	02/01/31		3,170,000	2,792,277
GLP Capital LP/GLP Financing II, Inc.
6.75%	12/01/33		750,000	798,177

				3,590,454

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 6

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Electric — 1.01%
Alpha Generation LLC
6.75%	10/15/32[9]	$1,065,000	$1,066,748
Pike Corp.
8.63%	01/31/31[9]	2,019,000	2,135,389
Southern Co. (The),
Series 2025
6.38%	03/15/55[10]	1,000,000	1,027,853

			4,229,990

Energy — 6.67%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26	1,143,000	1,135,298
9.38%	06/01/28[9]	1,085,000	1,075,739
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%	09/01/32[9]	1,200,000	1,206,418
Aris Water Holdings LLC
7.25%	04/01/30[9]	1,450,000	1,467,719
Buckeye Partners LP
6.75%	02/01/30[9]	525,000	532,457
Energy Transfer LP,
Series B, NVS
6.63%[10,11]		2,457,000	2,436,475
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29	849,000	848,297
8.25%	01/15/32[9]	750,000	772,464
Matador Resources Co.
6.50%	04/15/32[9]	1,030,000	1,022,503
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%	02/15/29[9]	710,000	715,543
8.38%	02/15/32[9]	190,000	190,703
Petroleos Mexicanos
(Mexico)
5.95%	01/28/31[5]	524,000	445,970
Rockies Express Pipeline LLC
6.88%	04/15/40[9]	373,000	365,869
Sunoco LP
6.25%	07/01/33[9]	651,000	651,784
7.00%	05/01/29[9]	1,240,000	1,270,467
TransMontaigne Partners LLC
8.50%	06/15/30[9]	1,495,000	1,508,789
Transocean Poseidon Ltd.
(Cayman Islands)
6.88%	02/01/27[5,9]	853,125	850,357
Transocean Titan Financing Ltd.
(Cayman Islands)
8.38%	02/01/28[5,9]	633,333	648,233
USA Compression Partners LP/USA Compression Finance
Corp.
7.13%	03/15/29[9]	2,955,000	3,011,240
Venture Global Calcasieu Pass LLC
4.13%	08/15/31[9]	1,830,000	1,666,333
6.25%	01/15/30[9]	395,000	400,574
Venture Global LNG, Inc.
7.00%	01/15/30[9]	2,417,000	2,384,701
9.88%	02/01/32[9]	2,484,000	2,640,200

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Energy (continued)
Venture Global LNG, Inc.
NVS
9.00%[9,10,11]		$685,000	$648,826

			27,896,959

Entertainment — 0.98%
Banijay Entertainment SAS Term Loan B, 1st Lien
(France)
8.13%	05/01/29[5,9]	1,040,000	1,075,008
Live Nation Entertainment, Inc.
5.63%	03/15/26[9]	1,655,000	1,653,559
WMG Acquisition Corp.
3.75%	12/01/29[9]	1,476,000	1,377,855

			4,106,422

Finance — 5.28%
American Express Co.,
NVS
3.55%[10,11]		2,150,000	2,083,535
Charles Schwab Corp. (The)
Series K, NVS
5.00%[10,11]		2,430,000	2,406,061
Cushman & Wakefield U.S. Borrower LLC
8.88%	09/01/31[9]	717,000	762,314
EZCORP, Inc.
7.38%	04/01/32[9]	1,480,000	1,504,421
Ford Motor Credit Co. LLC
3.38%	11/13/25	4,925,000	4,868,446
GGAM Finance Ltd.
(Cayman Islands)
8.00%	02/15/27[5,9]	775,000	794,635
8.00%	06/15/28[5,9]	352,000	370,286
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	1,290,000	1,224,302
9.75%	01/15/29	970,000	965,896
10.00%	11/15/29[9]	1,119,000	1,112,319
Jane Street Group/JSG Finance, Inc.
6.13%	11/01/32[9]	2,585,000	2,549,927
Macquarie AirFinance Holdings Ltd.
(United Kingdom)
6.40%	03/26/29[5,9]	1,200,000	1,242,220
Macy’s Retail Holdings LLC
6.13%	03/15/32[9]	537,000	492,103
Saks Global Enterprises LLC
11.00%	12/15/29[9]	1,205,000	977,654
Volkswagen International Finance NV
(Netherlands)
7.88%[5,10,11]		600,000	722,993

			22,077,112

Food — 2.99%
Chobani LLC/Chobani Finance Corp., Inc.
4.63%	11/15/28[9]	290,000	279,530

See accompanying Notes to Financial Statements.

7 / Annual Financial Statements March 2025

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Food (continued)
ELO SACA
(EMTN)
(France)
3.25%	07/23/27[5]	$1,500,000	$1,538,832
Pilgrim’s Pride Corp.
3.50%	03/01/32	2,756,000	2,429,512
Post Holdings, Inc.
4.50%	09/15/31[9]	3,515,000	3,190,407
4.63%	04/15/30[9]	1,725,000	1,612,717
5.50%	12/15/29[9]	3,530,000	3,441,056

			12,492,054

Gaming — 2.23%
Churchill Downs, Inc.
5.75%	04/01/30[9]	1,440,000	1,411,926
Great Canadian Gaming Corp.
(Canada)
8.75%	11/15/29[5,9]	1,000,000	1,008,460
MGM Resorts International
6.50%	04/15/32	1,052,000	1,033,292
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance
Corp.
6.63%	02/01/33[9]	1,075,000	1,058,843
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27[9]	4,854,000	4,803,489

			9,316,010

Health Care — 13.07%
1261229 BC Ltd.,
(Canada)
10.00%	04/15/32[5,9]	2,072,000	2,062,341
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[5,9]	3,185,000	3,186,423
180 Medical, Inc.
3.88%	10/15/29[9]	1,250,000	1,167,593
Bausch + Lomb Corp.
(Canada)
8.38%	10/01/28[5,9]	815,000	844,869
Bausch Health Cos., Inc.
(Canada)
14.00%	10/15/30[5,9]	192,000	183,153
Bayer U.S. Finance LLC
6.50%	11/21/33[9]	1,423,000	1,493,875
Centene Corp.
2.45%	07/15/28	2,404,000	2,195,520
2.63%	08/01/31	1,219,000	1,026,400
3.00%	10/15/30	865,000	757,084
4.25%	12/15/27	8,170,000	7,978,631
Cerba Healthcare SACA,
Series REGS
(France)
3.50%	05/31/28[5]	675,000	586,984
CVS Health Corp.
6.75%	12/10/54[10]	1,505,000	1,505,863

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
Grifols SA,
Series REGS
(Spain)
7.50%	05/01/30[5]	$1,305,000	$1,474,610
HAH Group Holding Co. LLC
9.75%	10/01/31[9]	1,415,000	1,362,147
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%	04/30/28[9]	791,000	831,849
Kedrion SpA
(Italy)
6.50%	09/01/29[5,9]	2,670,000	2,540,486
Medline Borrower LP
5.25%	10/01/29[9]	1,670,000	1,603,499
ModivCare, Inc.
5.00%	10/01/29[9,12]	3,455,000	1,416,550
Molina Healthcare, Inc.
4.38%	06/15/28[9]	900,000	858,611
6.25%	01/15/33[9]	900,000	888,273
Option Care Health, Inc.
4.38%	10/31/29[9]	1,000,000	934,216
Prestige Brands, Inc.
3.75%	04/01/31[9]	1,847,000	1,656,871
Prime Healthcare Services, Inc.
9.38%	09/01/29[9]	1,120,000	1,063,101
Sotera Health Holdings LLC
7.38%	06/01/31[9]	1,190,000	1,212,213
Star Parent, Inc.
9.00%	10/01/30[9]	700,000	693,267
Teleflex, Inc.
4.25%	06/01/28[9]	1,729,000	1,650,213
Tenet Healthcare Corp.
4.63%	06/15/28	4,350,000	4,197,988
5.13%	11/01/27	7,993,000	7,883,794
Teva Pharmaceutical Finance Netherlands III BV
(Netherlands)
8.13%	09/15/31[5]	1,257,000	1,404,833

			54,661,257

Industrials — 6.82%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13%	08/15/26[5,9]	900,000	829,401
5.25%	08/15/27[5,9]	1,140,000	524,809
Ball Corp.
5.25%	07/01/25	5,000,000	4,998,564
Berry Global, Inc.
5.65%	01/15/34	1,205,000	1,220,855
Energizer Holdings, Inc.
4.38%	03/31/29[9]	1,120,000	1,043,459
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.06%	08/15/36[1]	1,300,000	1,221,204
Graphic Packaging International LLC
4.75%	07/15/27[9]	1,825,000	1,793,456
6.38%	07/15/32[9]	600,000	601,567

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 8

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)

Industrials (continued)
II-VI, Inc.
5.00%	12/15/29	[9]	$566,000	$541,099
IMA Industria Macchine Automatiche SpA (Italy)
(3-Month Euribor plus 3.75%)
6.54%	04/15/29	[1,5,9]	850,000	919,542
Oregon Tool Lux LP
(Luxembourg)
7.88%	10/15/29	[5,9]	1,117,022	670,196
Paprec Holding SA
(France)
7.25%	11/17/29	[5,9]	900,000	1,022,686
Quikrete Holdings, Inc.
6.38%	03/01/32	[9]	1,725,000	1,735,434
Sealed Air Corp.
4.00%	12/01/27	[9]	500,000	482,180
Sensata Technologies BV
(Netherlands)
4.00%	04/15/29	[5,9]	2,500,000	2,298,761
TK Elevator U.S. Newco, Inc.
5.25%	07/15/27	[9]	1,180,000	1,160,525
TransDigm, Inc.
4.88%	05/01/29		2,435,000	2,316,221
6.38%	03/01/29	[9]	4,143,000	4,192,247
6.88%	12/15/30	[9]	905,000	926,657

				28,498,863

Information Technology — 5.46%
Amentum Holdings, Inc.
7.25%	08/01/32	[9]	750,000	741,420
Arches Buyer, Inc.
6.13%	12/01/28	[9]	1,473,000	1,295,757
Cloud Software Group, Inc.
6.50%	03/31/29	[9]	2,250,000	2,189,181
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75%	05/01/29	[9]	1,771,000	1,763,838
Insight Enterprises, Inc.
6.63%	05/15/32	[9]	1,150,000	1,161,881
NCR Voyix Corp.
5.13%	04/15/29	[9]	1,015,000	967,789
Open Text Corp.
(Canada)
6.90%	12/01/27	[5,9]	3,302,000	3,419,221
RingCentral, Inc.
8.50%	08/15/30	[9]	616,000	647,960
Science Applications International Corp.
4.88%	04/01/28	[9]	2,023,000	1,936,317
SS&C Technologies, Inc.
5.50%	09/30/27	[9]	4,400,000	4,371,567
Xerox Corp.
10.25%	10/15/30	[9]	1,230,000	1,218,542
Zebra Technologies Corp.
6.50%	06/01/32	[9]	750,000	760,217

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)

Information Technology (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%	02/01/29	[9]	$2,575,000	$2,364,552

				22,838,242

Insurance — 1.28%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.75%	04/15/28	[9]	450,000	452,241
7.00%	01/15/31	[9]	930,000	935,218
AmWINS Group, Inc.
6.38%	02/15/29	[9]	545,000	549,606
Ardonagh Group Finance Ltd.
(United Kingdom)
8.88%	02/15/32	[5,9]	540,000	551,307
Farmers Insurance Exchange
7.00%	10/15/64	[9,10]	1,650,000	1,683,970
HUB International Ltd.
7.25%	06/15/30	[9]	455,000	468,927
Panther Escrow Issuer LLC
7.13%	06/01/31	[9]	695,000	708,489

				5,349,758

Materials — 2.59%
ATI, Inc.
5.13%	10/01/31		857,000	806,141
7.25%	08/15/30		550,000	567,478
Axalta Coating Systems, LLC
3.38%	02/15/29	[9]	1,183,000	1,085,303
Clearwater Paper Corp.
4.75%	08/15/28	[9]	2,933,000	2,741,690
Herens Holdco SARL
(Luxembourg)
4.75%	05/15/28	[5,9]	339,000	305,636
INEOS Finance PLC
(United Kingdom)
7.50%	04/15/29	[5,9]	542,000	540,537
Novelis Corp.
3.25%	11/15/26	[9]	1,733,000	1,679,110
SCIH Salt Holdings, Inc.
4.88%	05/01/28	[9]	272,000	258,903
SK Invictus Intermediate II SARL
(Luxembourg)
5.00%	10/30/29	[5,9]	1,168,000	1,098,001
Valvoline, Inc.
3.63%	06/15/31	[9]	802,000	698,205
WR Grace Holdings LLC
7.38%	03/01/31	[9]	1,035,000	1,036,578

				10,817,582

Office REITs — 0.59%
Hudson Pacific Properties LP
3.95%	11/01/27		1,160,000	1,025,938
5.95%	02/15/28		1,265,000	1,098,357
Piedmont Operating Partnership LP
2.75%	04/01/32		418,000	337,762

				2,462,057

See accompanying Notes to Financial Statements.

9 / Annual Financial Statements March 2025

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)

Retail — 4.39%
Arcos Dorados BV
(Netherlands)
6.38%	01/29/32	[5,9]	$1,087,000	$1,102,831
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
5.13%	04/15/29	[9]	1,217,000	1,047,372
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%	04/01/26	[9]	2,240,000	2,220,130
5.88%	04/01/29	[9]	3,652,000	3,309,951
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75%	01/15/30	[9]	1,622,000	1,409,360
FirstCash, Inc.
5.63%	01/01/30	[9]	2,071,000	2,010,196
Lithia Motors, Inc.
3.88%	06/01/29	[9]	875,000	803,661
Michaels Cos., Inc. (The)
5.25%	05/01/28	[9]	1,345,000	930,214
7.88%	05/01/29	[9]	773,000	420,573
Murphy Oil USA, Inc.
3.75%	02/15/31	[9]	1,293,000	1,152,957
Papa John’s International, Inc.
3.88%	09/15/29	[9]	2,160,000	2,026,113
Staples, Inc.
10.75%	09/01/29	[9]	650,000	588,707
Suburban Propane Partners LP/Suburban Energy Finance
Corp.
5.00%	06/01/31	[9]	810,000	733,156
Yum! Brands, Inc.
3.63%	03/15/31		650,000	584,040

				18,339,261

Services — 5.83%
Adtalem Global Education, Inc.
5.50%	03/01/28	[9]	2,036,000	2,008,429
Allied Universal Holdco LLC
7.88%	02/15/31	[9]	1,060,000	1,075,059
Block, Inc.
3.50%	06/01/31		1,390,000	1,225,866
6.50%	05/15/32	[9]	515,000	521,258
Carriage Services, Inc.
4.25%	05/15/29	[9]	1,400,000	1,275,174
Deluxe Corp.
8.13%	09/15/29	[9]	700,000	705,850
Garda World Security Corp.
(Canada)
8.38%	11/15/32	[5,9]	620,000	611,763
GFL Environmental, Inc.
(Canada)
6.75%	01/15/31	[5,9]	2,400,000	2,475,911
HealthEquity, Inc.
4.50%	10/01/29	[9]	1,204,000	1,129,534
MajorDrive Holdings IV LLC
6.38%	06/01/29	[9]	1,100,000	846,486
OT Midco, Inc.
10.00%	02/15/30	[9]	1,325,000	1,145,462

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)

Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%	08/31/27	[9]	$300,000	$284,610
5.75%	04/15/26	[9]	976,000	975,875
6.25%	01/15/28	[9]	1,515,000	1,513,714
Raven Acquisition Holdings LLC
6.88%	11/15/31	[9]	884,000	861,236
Sabre GLBL, Inc.
10.75%	11/15/29	[9]	1,355,000	1,367,521
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%	08/15/32	[9]	1,040,000	1,049,566
Upbound Group, Inc.
6.38%	02/15/29	[9]	1,770,000	1,676,910
VT Topco, Inc.
8.50%	08/15/30	[9]	689,000	722,963
Waste Pro USA, Inc.
7.00%	02/01/33	[9]	1,495,000	1,506,652
WEX, Inc.
6.50%	03/15/33	[9]	978,000	967,454
Worldline SA
(France)
0.00%	07/30/25	[5,13]	150	19,083
0.00%	07/30/26	[5,13]	3,800	400,528

				24,366,904

Specialized REITs — 0.22%
Iron Mountain, Inc.
6.25%	01/15/33	[9]	935,000	927,712

Transportation — 0.26%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(Canada)
5.75%	04/20/29	[5,9]	1,110,000	1,086,819

Water — 0.13%
Holding d’Infrastructures des Metiers de l’Environnement
(France)
4.88%	10/24/29	[5]	500,000	550,315

Total Corporates
(Cost $334,156,198)				330,134,315

MUNICIPAL BONDS — 0.27%*

Arizona — 0.27%
Maricopa County Industrial Development Authority Revenue
Bonds
7.38%	10/01/29	[9]	1,075,000	1,110,800

Total Municipal Bonds
(Cost $1,075,000)

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 10

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES — 0.23%

U.S. Treasury Notes — 0.23%
U.S. Treasury Notes
3.88%	03/31/27	$945,000	$944,668

Total U.S. Treasury Securities
(Cost $943,259)

Total Bonds — 93.67%
(Cost $397,564,945)			391,621,316

Issues		Shares	Value
COMMON STOCK — 0.11%

Communications — 0.11%
Intelsat SA2,3,5
(Luxembourg)		15,691	451,116

Total Common Stock
(Cost $496,022)

WARRANT — 0.00%

Communications — 0.00%

Intelsat SA2,3,5,14
(Luxembourg)		16	80

Entertainment — 0.00%

Cineworld Group PLC[2,3,5,14]
(United Kingdom)		288,340	—

Total Warrant
(Cost $60)			80

Issues		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 2.95%

Money Market Funds — 2.95%
Fidelity Investments Money Market Funds - Government Portfolio
4.23%[15]		2,562,490	2,562,490
TCW Central Cash Fund
0.01%[15,16]		9,789,160	9,789,160

Total Short-Term Investments
(Cost $12,351,650)			12,351,650

Total Investments - 96.73%
(Cost $410,412,677)			404,424,162

Net unrealized appreciation on unfunded commitments - 0.00%			2,999

Cash and Other Assets, Less Liabilities - 3.27%			13,686,169

Net Assets - 100.00%			$418,113,330

[1]	Floating rate security. The rate disclosed was in effect at March 31, 2025.
[2]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[3]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $451,196, which is 0.11% of total net assets.
[4]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.

[5]	Foreign denominated security issued by foreign domiciled entity.
[6]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $86,297, at an interest rate of 8.31% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 0.25% per annum.

[7]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $444,679, at an interest rate of 11.43% and a maturity of June 12, 2028. The investment is not accruing an unused commitment fee.

[8]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $73,612, at an interest rate of 10.07% and a maturity of December 30, 2029. The investment is not accruing an unused commitment fee.

[9]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[10]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[11]	Perpetual security with no stated maturity date.
[12]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% payment-in-kind interest.
[13]	Zero coupon bond. The rate shown is the effective yield as of March 31, 2025.
[14]	Non-income producing security.
[15]	Represents the current yield as of March 31, 2025.
[16]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(EMTN): Euro Medium-Term Note

(EUR): Euro

(EURIBOR): Euro InterBank Offer Rate

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(REIT): Real Estate Investment Trust

(SOFR): Secured Overnight Financing Rate

See accompanying Notes to Financial Statements.

11 / Annual Financial Statements March 2025

High Yield Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 7,692,000	USD 8,306,591	Citibank N.A.	04/11/25	$7,255
EUR 1,895,000	USD 1,977,412	The Bank of New York Mellon	04/11/25	70,786
USD 302,192	EUR 278,000	The Bank of New York Mellon	04/11/25	1,717

				79,758

EUR 3,276,000	USD 3,551,787	Goldman Sachs International	04/11/25	(10,944)
USD 1,865,514	EUR 1,782,000	Goldman Sachs International	04/11/25	(60,548)
USD 10,513,834	EUR 10,259,000	Citibank N.A.	04/11/25	(574,537)
USD 567,112	EUR 544,000	Bank of America N.A.	04/11/25	(20,866)
USD 8,349,935	EUR 7,692,000	Citibank N.A.	07/11/25	(7,164)

				(674,059)

NET UNREALIZED DEPRECIATION				$(594,301)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note	473	06/30/25	$51,157,906	$712,291	$712,291
Euro-Bobl Future	23	06/06/25	2,926,446	19,598	19,598

			54,084,352	731,889	731,889

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Two-Year Note	133	06/30/25	(27,553,860)	(155,055)	(155,055)
Euro-Bobl Future	43	06/06/25	(5,471,181)	(15,557)	(15,557)
U.S. Treasury Ten-Year Ultra Bond	11	06/18/25	(1,255,375)	6,170	6,170
Euro-Bund Future	7	06/06/25	(974,135)	(839)	(839)
Euro-Schatz Future	4	06/06/25	(462,131)	(1,107)	(1,107)
U.S. Treasury Ultra Bond	3	06/18/25	(366,750)	(9,168)	(9,168)

			(36,083,432)	(175,556)	(175,556)

TOTAL FUTURES CONTRACTS			$18,000,920	$556,333	$556,333

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 12

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
BONDS – 102.47%

ASSET-BACKED SECURITIES — 5.90%**
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
5.98%	01/15/37	[1,2,3]	$2,000,000	$2,005,740
Apidos CLO XXV,
Series 2016-25A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.14%)
5.47%	01/20/37	[1,2,3]	1,810,000	1,806,556
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.45%	10/15/30	[1,2,3]	1,928,084	1,927,151
Buttermilk Park CLO Ltd.,
Series 2018-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.37%)
5.67%	10/15/31	[1,2,3]	2,000,000	1,996,374
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.47%	08/15/31	[1,2,3]	1,636,994	1,636,585
Dryden 95 CLO Ltd.,
Series 2021-95A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.60%)
5.92%	08/20/34	[1,2,3]	1,600,000	1,601,133
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
5.46%	04/15/29	[1,2,3]	638,505	638,716
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[1]	274,051	259,106
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73	[1]	501,976	455,313
Madison Park Funding XLVI Ltd.,
Series 2020-46A, Class B1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
5.82%	10/15/34	[1,2,3]	1,750,000	1,742,480
Octagon Investment Partners 41 Ltd.,
Series 2019-2A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.09%)
5.39%	10/15/33	[1,2,3]	1,700,000	1,700,519
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
5.72%	07/15/36	[1,2,3]	2,000,000	2,001,034

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
5.70%	04/15/31	[1,2,3]	$2,500,000	$2,500,695
Progress Residential Trust,
Series 2021-SFR8, Class D
2.08%	10/17/38	[1]	1,150,000	1,100,959
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
5.63%	04/20/34	[1,2,3]	1,875,000	1,875,024
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37	†,4,5	1,757,001	1,622,041
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.01%	08/15/31	[2]	73,166	65,194
SLC Student Loan Trust,
Series 2008-1, Class A4A
(SOFR90A plus 1.86%)
6.24%	12/15/32	[2]	91,743	92,592
SLM Student Loan Trust,
Series 2004-2, Class B
(SOFR90A plus 0.73%)
5.29%	07/25/39	[2]	76,432	73,223
SLM Student Loan Trust,
Series 2006-8, Class A6
(SOFR90A plus 0.42%)
4.98%	01/25/41	[2]	560,919	544,079
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.02%	01/25/83	[2]	185,000	195,764
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.02%	04/26/83	[2]	185,000	192,503
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
6.67%	04/25/73	[2]	185,000	198,167
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
6.67%	07/25/73	[2]	2,235,000	2,402,472
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
5.92%	07/25/23	[2]	500,281	499,830
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
6.67%	07/26/83	[2]	185,000	189,965

See accompanying Notes to Financial Statements.

13 / Annual Financial Statements March 2025

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
6.67%	07/26/83	[2]	$185,000	$191,245
SLM Student Loan Trust,
Series 2012-7, Class A3
(SOFR30A plus 0.76%)
5.10%	05/26/26	[2]	326,929	318,575
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	[1]	361,160	367,091
Taco Bell Funding LLC,
Series 2016-1A, Class A23
4.97%	05/25/46	[1]	3,093,750	3,091,613
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65%	09/15/45	[1]	1,750,000	1,721,761
Voya CLO Ltd.,
Series 2014-4A, Class A2RA
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.15%	07/14/31	[1,2,3]	1,650,000	1,654,110
Voya CLO Ltd.,
Series 2017-3A, Class AAR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.60%)
5.92%	04/20/34	[1,2,3]	1,500,000	1,500,741

Total Asset-Backed Securities (Cost $37,954,704)				38,168,351

BANK LOANS — 1.15%*

Communications — 0.10%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	12/17/27	[2]	59,674	59,782
CSC Holdings LLC,
Term Loan B5, 1st Lien
(SOFR plus 1.50%)
8.09%	04/15/27	[2]	95,718	90,197
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.01%)
9.32%	08/19/26	[2,6]	30,826	28,760
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
9.80%	08/15/28	[2]	64,730	58,184
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
9.58%	04/22/25	[2]	20,477	20,525
Virgin Media Bristol LLC,
Term Loan Y3, 1st Lien
(SOFR plus 3.18%)
7.64%	03/31/31	[2]	27,599	26,613

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Communications (continued)
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.44%	03/09/27	[2]	$350,395	$326,996
(SOFR plus 4.25%)
8.57%	03/09/27	[2]	62,034	58,394

				669,451

Consumer Discretionary — 0.04%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	07/31/28	[2]	28,744	28,516
Celsius Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57%	03/21/32	[2]	23,688	23,762
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.07%	11/08/30	[2]	32,367	32,375
Naked Juice, LLC,
Term Loan, 1st Lien
(SOFR plus 3.10%)
7.41%	01/24/29	[2]	185,137	97,702
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.40%	01/24/30	[2]	57,817	14,044
Opal U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.57%	03/01/32	[2]	80,418	80,016

				276,415

Electric — 0.06%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.07%	09/30/31	[2]	89,581	89,721
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 1.75%)
6.07%	01/31/31	[2]	19,901	19,849
Cornerstone Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57%	10/28/31	[2]	22,915	22,944
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	08/01/30	[2]	30,008	30,035
EFS Cogen Holdings I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.80%	10/03/31	[2]	44,426	44,433

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 14

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Electric (continued)
Hunterstown Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.80%	11/06/31	[2]	$26,628	$26,761
Potomac Energy Center LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	03/14/32	[2]	24,557	24,465
Term Loan, 1st Lien
(SOFR plus 6.26%)
10.58%	11/12/26	[2]	28,509	28,509
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55%	08/29/31	[2]	25,526	25,526
Term Loan C, 1st Lien
(SOFR plus 3.25%)
7.56%	08/29/31	[2]	1,632	1,632
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.07%	12/20/30	[2]	97,580	97,393

				411,268

Entertainment — 0.01%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07%	08/13/31	[2]	95,716	96,274

Finance — 0.10%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 1.75%)
6.07%	06/24/30	[2]	446,727	446,821
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.05%	04/09/27	[2]	127,187	121,000
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.31%	12/15/31	[2]	57,312	56,703

				624,524

Food — 0.03%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.19%	10/01/25	[2]	14,443	14,202
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
8.44%	06/12/28	[2]	53,512	52,358

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Food (continued)
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07%	04/25/31	[2]	$108,095	$109,649

				176,209

Health Care — 0.10%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
7.67%	05/10/27	[2,3]	56,892	56,763
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
6.46%	11/15/27	[2]	2	2
IQVIA, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.75%)
6.05%	01/02/31	[2]	119,223	119,493
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
6.57%	05/05/28	[2,3]	119,601	119,690
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
4.30%	07/01/31	[2]	259,445	194,151
Term Loan, 1st Lien
(SOFR plus 8.50%)
12.79%	01/07/26	[2]	62,420	53,369
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 5.35%)
9.66%	05/14/29	[2]	30,243	30,469
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	09/27/30	[2]	47,173	45,168

				619,105

Health Care REITs — 0.17%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.26%	02/22/27	[2]	279,976	275,076
5.26%	08/20/27	[2]	279,976	275,076
Term Loan, 1st Lien
(SOFR plus 0.95%)
5.32%	03/01/29	[2]	565,051	554,457

				1,104,609

Industrials — 0.12%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.80%	02/15/31	[2]	74,157	70,521

See accompanying Notes to Financial Statements.

15 / Annual Financial Statements March 2025

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Balcan Innovations, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.75%)
9.04%	10/10/31	[2,3]	$44,713	$44,657
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
6.19%	07/01/29	[2]	431,677	432,072
Oregon Tool Lux LP,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 5.35%)
9.67%	10/15/29	[2,3]	11,385	11,562
Term Loan, 2nd Lien (Luxembourg)
(SOFR plus 4.00%)
8.32%	10/15/29	[2,3]	38,565	28,683
TCP Sunbelt Acquisition Co.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.57%	10/24/31	[2]	94,763	94,644
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.05%	08/24/28	[2]	57,625	57,673
WEC U.S. Holdings Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.57%	01/27/31	[2]	7,018	6,962

				746,774

Information Technology — 0.17%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
7.67%	12/06/27	[2]	51,141	50,134
Barracuda Parent LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.79%	08/15/29	[2]	28,222	24,567
Cast & Crew Payroll LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07%	12/29/28	[2]	21,368	20,636
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.30%	01/29/27	[2]	26,278	16,319
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.31%	12/12/29	[2]	67,374	67,599
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.09%	08/14/25	[2]	221,024	215,795

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.40%	10/01/27	[2]	$193,924	$182,413
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	02/06/31	[2]	55,886	55,863
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.57%	12/31/31	[2]	73,399	67,629
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
8.57%	05/03/28	[2]	21,819	20,783
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.17%	02/01/28	[2]	67,146	59,912
Renaissance Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.32%	04/05/30	[2]	53,781	52,874
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.56%	03/04/28	[2]	85,021	72,215
TripAdvisor, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.05%	07/08/31	[2]	37,622	37,125
X Corp.,
Term Loan B1, 1st Lien
(SOFR plus 6.65%)
10.95%	10/26/29	[2]	60,111	59,811
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.22% - 8.32%	11/17/29	[2]	73,945	70,710

				1,074,385

Insurance — 0.05%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.07%	02/15/27	[2]	176,403	176,151
Asurion LLC,
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
7.69%	12/23/26	[2]	120,080	119,982

				296,133

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 16

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Residential REITs — 0.12%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 0.95%)
5.27%	09/09/28	[2]	$796,510	$784,562

Retail — 0.02%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.07%	09/20/30	[2,3]	20,104	19,948
Dave & Buster’s, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.56%	11/01/31	[2]	51,846	45,463
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.18%	03/15/28	[2]	80,080	80,360

				145,771

Services — 0.06%
Albion Financing 3 SARL,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	08/16/29	[2]	9,454	9,474
Amspec Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.55%	12/22/31	[2,7]	17,079	17,090
Belron Finance U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.05%	10/16/31	[2]	32,432	32,416
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.66%	03/06/28	[2]	51,216	21,681
(SOFR plus 4.51%)
8.82%	03/06/28	[2]	18,167	8,100
Kelso Industries LLC,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 5.75%)
10.07%	12/30/29	[2,8]	4,600	4,583
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.07%	12/26/29	[2]	71,649	71,381
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.82%	11/14/30	[2]	36,182	36,114
Sabre GLBL, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.42%	06/30/28	[2]	27,723	26,839

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Services (continued)
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.42%	11/02/27	[2]	$182,853	$172,645

				400,323

Total Bank Loans
(Cost $7,686,912)				7,425,803

CORPORATES — 21.10%*

Banking — 3.69%
Bank of America Corp.
3.42%	12/20/28	[9]	860,000	833,686
Bank of America Corp.
(MTN)
1.92%	10/24/31	[9]	1,135,000	971,224
2.09%	06/14/29	[9]	3,895,000	3,601,957
2.55%	02/04/28	[9]	160,000	154,396
Bank of America Corp.,
Series N
1.66%	03/11/27	[9]	1,775,000	1,726,860
HSBC Holdings PLC
(United Kingdom)
2.01%	09/22/28	[3,9]	245,000	229,211
4.76%	06/09/28	[3,9]	395,000	394,829
JPMorgan Chase & Co.
1.04%	02/04/27	[9]	2,405,000	2,334,751
1.58%	04/22/27	[9]	1,035,000	1,003,677
2.07%	06/01/29	[9]	30,000	27,797
4.01%	04/23/29	[9]	3,055,000	3,003,924
JPMorgan Chase & Co.,
NVS
1.05%	11/19/26	[9]	275,000	269,023
Lloyds Banking Group PLC
(United Kingdom)
4.72%	08/11/26	[3,9]	1,036,000	1,035,471
PNC Financial Services Group, Inc. (The)
5.68%	01/22/35	[9]	320,000	328,141
6.88%	10/20/34	[9]	225,000	248,889
Santander UK Group Holdings PLC
(United Kingdom)
2.47%	01/11/28	[3,9]	645,000	619,885
U.S. Bancorp
4.84%	02/01/34	[9]	895,000	869,411
Wells Fargo & Co.
5.24%	01/24/31	[9]	470,000	477,896
Wells Fargo & Co.
(MTN)
2.39%	06/02/28	[9]	4,555,000	4,348,017
2.57%	02/11/31	[9]	495,000	446,521
3.35%	03/02/33	[9]	40,000	35,892
5.57%	07/25/29	[9]	895,000	919,379

				23,880,837

See accompanying Notes to Financial Statements.

17 / Annual Financial Statements March 2025

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications — 1.59%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%	02/01/32		$1,325,000	$1,073,812
2.80%	04/01/31		1,825,000	1,578,479
6.55%	06/01/34		1,000,000	1,029,147
6.65%	02/01/34		700,000	726,096
CSC Holdings LLC
6.50%	02/01/29	[1]	740,000	615,620
7.50%	04/01/28	[1]	90,000	64,680
11.75%	01/31/29	[1]	755,000	732,552
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38%	10/07/30	[3]	925,000	936,467
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15%	03/20/28	[1]	1,071,000	1,076,122
T-Mobile USA, Inc.
2.25%	02/15/26		700,000	686,058
3.75%	04/15/27		1,775,000	1,749,582

				10,268,615

Consumer Discretionary — 1.63%
Altria Group, Inc.
4.88%	02/04/28		1,050,000	1,057,341
BAT Capital Corp.
2.73%	03/25/31		305,000	270,297
3.46%	09/06/29		1,570,000	1,486,069
3.56%	08/15/27		145,000	141,532
BAT International Finance PLC
(United Kingdom)
1.67%	03/25/26	[3]	330,000	320,582
Davide Campari-Milano NV
(Netherlands)
2.38%	01/17/29	[3]	200,000	204,699
Hyatt Hotels Corp.
5.05%	03/30/28		970,000	974,839
Imperial Brands Finance PLC
(United Kingdom)
6.13%	07/27/27	[1,3]	385,000	396,938
Opal Bidco SAS
(France)
6.50%	03/31/32	[1,3]	80,000	80,000
WarnerMedia Holdings, Inc.
4.28%	03/15/32		6,335,000	5,583,903

				10,516,200

Diversified REITs — 1.14%
American Assets Trust LP
6.15%	10/01/34		420,000	419,403
American Tower Corp.
3.60%	01/15/28		3,460,000	3,370,639
5.25%	07/15/28		400,000	407,248
Crown Castle, Inc.
2.50%	07/15/31		833,000	712,023

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Diversified REITs (continued)
Digital Dutch Finco BV
(Netherlands)
1.25%	02/01/31	[3]	$255,000	$240,209
GLP Capital LP/GLP Financing II, Inc.
5.75%	06/01/28		1,465,000	1,491,401
VICI Properties LP/VICI Note Co., Inc.
3.88%	02/15/29	[1]	90,000	86,105
4.13%	08/15/30	[1]	20,000	18,837
5.75%	02/01/27	[1]	350,000	354,840
WP Carey, Inc.
4.25%	07/23/32		250,000	273,810

				7,374,515

Electric — 1.43%
Alliant Energy Finance LLC
5.95%	03/30/29	[1]	1,085,000	1,124,400
Alliant Energy Finance, LLC
3.60%	03/01/32	[1]	625,000	565,669
Amprion GmbH
(EMTN)
(Georgia)
0.63%	09/23/33	[3]	100,000	84,087
4.00%	05/21/44	[3]	300,000	308,163
Appalachian Power Co.,
Series H
5.95%	05/15/33		125,000	129,757
Appalachian Power Co.,
Series X
3.30%	06/01/27		410,000	399,691
Duke Energy Corp.
2.65%	09/01/26		30,000	29,223
Duke Energy Progress LLC
5.05%	03/15/35		660,000	656,736
Elia Group SA
(Belgium)
3.88%	06/11/31	[3]	200,000	218,144
Eurogrid GmbH
(EMTN)
(Georgia)
0.74%	04/21/33	[3]	400,000	347,326
Eversource Energy
4.60%	07/01/27		795,000	795,750
FirstEnergy Pennsylvania Electric Co.
5.15%	03/30/26	[1]	500,000	503,050
FirstEnergy Transmission LLC
2.87%	09/15/28	[1]	853,000	803,255
National Grid Electricity Transmission PLC
(EMTN)
(United Kingdom)
0.82%	07/07/32	[3]	410,000	367,418
Public Service Co. of New Mexico
3.85%	08/01/25		1,405,000	1,398,890

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 18

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Electric (continued)
TenneT Holding BV
(EMTN)
(Netherlands)
4.50%	10/28/34	[3]	$1,265,000	$1,475,888

				9,207,447

Energy — 0.62%
Boston Gas Co.
3.76%	03/16/32	[1]	2,400,000	2,187,793
East Ohio Gas Co. (The)
2.00%	06/15/30	[1]	1,020,000	890,126
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25%	04/05/30	[3]	645,000	721,998
Petroleos Mexicanos
(Mexico)
6.35%	02/12/48	[3]	125,000	83,373
Venture Global LNG, Inc.
9.88%	02/01/32	[1]	125,000	132,860

				4,016,150

Finance — 2.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26	[3]	2,045,000	1,976,804
Air Lease Corp.
3.25%	10/01/29		525,000	491,844
3.63%	12/01/27		355,000	346,232
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27	[1,3]	1,058,000	991,022
BlackRock, Inc.
3.75%	07/18/35		300,000	324,733
Citigroup, Inc.
2.52%	11/03/32	[9]	1,025,000	876,092
2.67%	01/29/31	[9]	115,000	103,728
2.98%	11/05/30	[9]	290,000	267,179
3.52%	10/27/28	[9]	1,505,000	1,463,315
Goldman Sachs Group, Inc. (The)
2.65%	10/21/32	[9]	14,000	12,104
3.75%	02/25/26		20,000	19,889
3.81%	04/23/29	[9]	2,480,000	2,421,933
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		488,000	463,147
9.75%	01/15/29		50,000	49,788
10.00%	11/15/29	[1]	20,000	19,881
Morgan Stanley
2.19%	04/28/26	[9]	860,000	858,330
Morgan Stanley
(MTN)
1.79%	02/13/32	[9]	1,750,000	1,466,193
Nationwide Building Society
(United Kingdom)
2.97%	02/16/28	[1,3,9]	205,000	198,420

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)
Sandalwood 2013 LLC
2.90%	07/10/25		$162,032	$161,722
Volkswagen Financial Services AG
(Georgia)
3.88%	11/19/31	[3]	700,000	750,518
Volkswagen International Finance NV
(Netherlands)
7.88%[3,9,10]			200,000	240,998

				13,503,872

Food — 0.75%
ELO SACA
(EMTN)
(France)
6.00%	03/22/29	[3]	300,000	294,815
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00%	02/02/29	[3]	195,000	182,603
6.75%	03/15/34	[3]	1,885,000	2,038,162
Mars, Inc.
4.80%	03/01/30	[1]	1,515,000	1,524,710
Mondelez International, Inc.
2.38%	03/06/35		375,000	359,943
Pilgrim’s Pride Corp.
3.50%	03/01/32		510,000	449,583

				4,849,816

Gaming — 0.03%
Flutter Treasury DAC,
(Ireland)
5.00%	04/29/29	[1,3]	190,000	210,523

Health Care — 3.14%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28	[1,3]	620,000	620,277
AbbVie, Inc.
3.60%	05/14/25		1,152,000	1,151,695
Alcon Finance Corp.
2.75%	09/23/26	[1]	1,300,000	1,266,708
American Medical Systems Europe BV
(Netherlands)
3.00%	03/08/31	[3]	700,000	743,190
Bayer U.S. Finance II LLC
4.38%	12/15/28	[1]	2,914,000	2,840,978
5.50%	08/15/25	[1]	1,100,000	1,102,240
Bayer U.S. Finance LLC
6.50%	11/21/33	[1]	520,000	545,899
Baylor Scott & White Holdings
2.65%	11/15/26		1,530,000	1,486,383
Centene Corp.
3.00%	10/15/30		1,155,000	1,010,904
CVS Health Corp.
5.30%	06/01/33		472,000	467,450
Elevance Health, Inc.
5.20%	02/15/35		335,000	335,928

See accompanying Notes to Financial Statements.

19 / Annual Financial Statements March 2025

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
HCA, Inc.
5.25%	04/15/25		$865,000	$865,056
5.88%	02/15/26		2,530,000	2,540,352
7.05%	12/01/27		80,000	84,352
Humana, Inc.
5.55%	05/01/35		525,000	519,477
IQVIA, Inc.
5.70%	05/15/28		1,225,000	1,249,963
Johnson & Johnson
3.05%	02/26/33		550,000	587,307
Kedrion SpA
(Italy)
6.50%	09/01/29	[1,3]	220,000	209,328
Medtronic Global Holdings SCA
(Luxembourg)
1.00%	07/02/31	[3]	210,000	199,160
Medtronic, Inc.
3.65%	10/15/29		185,000	204,967
ModivCare, Inc.
5.00%	10/01/29	[1,11]	836,000	342,760
Sartorius Finance BV
(Netherlands)
4.50%	09/14/32	[3]	100,000	112,830
Stryker Corp.
3.38%	09/11/32		450,000	482,592
Thermo Fisher Scientific, Inc.
0.50%	03/01/28		700,000	709,838
UnitedHealth Group, Inc.
5.15%	07/15/34		600,000	604,107

				20,283,741

Health Care REITs — 0.55%
DOC DR LLC
3.95%	01/15/28		1,223,000	1,199,126
Healthcare Realty Holdings LP
3.50%	08/01/26		225,000	221,263
3.63%	01/15/28		911,000	880,056
3.88%	05/01/25		1,255,000	1,254,064

				3,554,509

Hotel & Resort REITs — 0.11%
Host Hotels & Resorts LP,
Series H
3.38%	12/15/29		758,000	704,624

Industrial REITs — 0.16%
LXP Industrial Trust
6.75%	11/15/28		975,000	1,031,788

Industrials — 0.88%
Amcor Finance USA, Inc.
3.63%	04/28/26		1,450,000	1,435,138
Amcor Flexibles North America, Inc.
5.10%	03/17/30	[1]	105,000	106,036
Berry Global, Inc.
1.65%	01/15/27		95,000	90,173
4.88%	07/15/26	[1]	491,000	490,791

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Industrials (continued)
5.65%	01/15/34		$25,000	$25,329
Boeing Co. (The)
3.63%	02/01/31		1,800,000	1,671,303
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.06%	08/15/36	[2]	1,115,000	1,047,417
Heathrow Funding Ltd.
(EMTN)
(United Kingdom)
1.13%	10/08/30	[3]	435,000	415,943
Oregon Tool Lux LP
(Luxembourg)
7.88%	10/15/29	[1,3]	3,127	1,876
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38%	04/30/25	[1,3]	410,000	409,615

				5,693,621

Information Technology — 1.24%
Dell International LLC/EMC Corp.
4.75%	04/01/28		970,000	974,653
Foundry JV Holdco LLC
5.50%	01/25/31	[1]	1,400,000	1,422,748
Intel Corp.
2.00%	08/12/31		665,000	556,505
Open Text Corp.
(Canada)
6.90%	12/01/27	[1,3]	2,130,000	2,205,615
Oracle Corp.
4.80%	08/03/28		1,050,000	1,058,956
Uber Technologies, Inc.
4.30%	01/15/30		1,790,000	1,760,630

				7,979,107

Insurance — 0.67%
Athene Global Funding
3.21%	03/08/27	[1]	530,000	511,350
Farmers Exchange Capital
7.05%	07/15/28	[1]	1,245,000	1,301,126
Metropolitan Life Global Funding I
3.30%	03/21/29	[1]	1,200,000	1,145,067
Trinity Acquisition PLC
(United Kingdom)
4.40%	03/15/26	[3]	1,385,000	1,379,952

				4,337,495

Materials — 0.30%
International Flavors & Fragrances, Inc.
1.23%	10/01/25	[1]	950,000	932,778
2.30%	11/01/30	[1]	1,175,000	1,016,743

				1,949,521

Office REITs — 0.25%
Hudson Pacific Properties LP
4.65%	04/01/29		1,240,000	943,308

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 20

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Office REITs (continued)
Kilroy Realty LP
4.25%	08/15/29		$721,000	$686,134

				1,629,442

Residential REITs — 0.09%
American Homes 4 Rent LP
3.63%	04/15/32		650,000	590,475

Retail — 0.16%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%	04/01/26	[1]	190,000	188,314
5.88%	04/01/29	[1]	645,000	584,589
Michaels Cos., Inc. (The)
5.25%	05/01/28	[1]	405,000	280,102

				1,053,005

Services — 0.14%
AA Bond Co. Ltd.,
(EMTN)
(United Kingdom)
8.45%	01/31/28	[3]	185,000	252,993
Worldline SA
(France)
0.00%	07/30/26	[3,12]	6,100	642,953

				895,946

Specialized REITs — 0.38%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00%	05/04/28	[3]	325,000	326,051
CubeSmart LP
4.38%	02/15/29		673,000	660,686
Extra Space Storage LP
3.90%	04/01/29		385,000	372,068
LEG Immobilien SE
(EMTN)
(Georgia)
0.88%	03/30/33	[3]	200,000	169,482
Realty Income Corp.
4.88%	07/06/30		820,000	936,127

				2,464,414

Water — 0.06%
Holding d’Infrastructures des Metiers de l’Environnement
(France)
4.88%	10/24/29	[3]	100,000	110,063
Suez SACA
(EMTN)
(France)
2.88%	05/24/34	[3]	300,000	297,744

				407,807

Total Corporates
(Cost $136,714,049) 136,403,470

Issues	Maturity Date		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 0.07%

Foreign Government Obligations — 0.07%
Israel Government International Bond,
Series 5Y
(Iceland)
5.38%	02/19/30	[3]	$450,000	$453,422

Total Foreign Government Obligations
(Cost $446,234)

MORTGAGE-BACKED — 25.58%**

Non-Agency Commercial Mortgage-Backed — 3.04%
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09%	08/10/38	[1,9]	1,095,000	1,061,518
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class D
(CME Term SOFR 1-Month plus 3.19%)
7.51%	03/15/35	[1,2]	1,550,000	1,551,217
CHI Commercial Mortgage Trust,
Series 2025-SFT, Class A
5.66%	04/15/42	[1,9]	1,750,000	1,761,528
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62%	02/10/49		3,250,000	3,195,169
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31%	04/10/49		1,000,000	985,235
DC Office Trust,
Series 2019-MTC, Class A
2.97%	09/15/45	[1]	765,000	689,525
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
3.67%	11/20/33	[2,3]	1,299,811	1,397,316
GPMT Ltd.,
Series 2021-FL4, Class AS
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.81%)
6.13%	12/15/36	[1,2,3]	2,380,000	2,348,434
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39	[1]	760,000	703,624
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.52%	05/15/48	[9]	10,550,080	106
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.85%	09/06/38	[1,9]	2,280,000	2,210,568
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40%	06/05/39	[1]	740,000	687,503
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69%	02/12/40	[1]	520,000	453,530
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/15/54	[1]	960,000	858,251

See accompanying Notes to Financial Statements.

21 / Annual Financial Statements March 2025

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14%	01/05/43	[1,9]	$45,000	$39,973
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
6.58%	08/17/31	[2,3]	447,596	576,224
Velocity Commercial Capital Loan Trust,
Series 2019-1, Class A
3.76%	03/25/49	[1,9]	1,163,720	1,110,345

				19,630,066

Non-Agency Mortgage-Backed — 7.33%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(CME Term SOFR 1-Month plus 1.13%)
5.45%	04/25/35	[2]	1,209,056	1,181,651
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class M1
(CME Term SOFR 1-Month plus 0.77%)
5.09%	11/25/35	[2]	2,992,039	2,916,772
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(CME Term SOFR 1-Month plus 1.09%)
5.41%	12/25/34	[2]	262,810	243,436
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32		3,173	3,187
Banc of America Funding Trust,
Series 2014-R6, Class 2A11
4.69%	07/26/36	[1,9]	1,700,000	1,470,937
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(CME Term SOFR 1-Month plus 1.04%)
5.36%	01/25/35	[2]	388,679	388,151
Chase Mortgage Finance Trust,
Series 2024-3, Class A4
6.00%	02/25/55	[1,9]	3,923,042	3,944,285
Chevy Chase Mortgage Funding LLC, Mortgage-Backed Certificates,
Series 2005-2A, Class A1
(CME Term SOFR 1-Month plus 0.29%)
4.61%	05/25/36	[1,2]	24,361	23,157
CIM Trust,
Series 2021-R3, Class A1A
1.95%	06/25/57	[1,9]	1,602,693	1,471,642
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.06%	02/25/35	[2]	2,752,982	2,579,382
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(CME Term SOFR 1-Month plus 0.89%)
5.21%	01/25/36	[2]	370,808	373,804

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(CME Term SOFR 1-Month plus 1.24%)
5.56%	11/25/35	[2]	$3,019,270	$2,986,691
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
6.55%	08/25/34	[9]	46,061	42,537
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class A1
4.55%	05/25/67	[1,9]	1,478,040	1,471,156
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 05/25/25)
3.38%	12/25/32		326,786	316,140
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 05/25/25)
2.99%	12/25/36		311,568	260,141
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.34%	04/25/37	[2]	87,849	50,470
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(CME Term SOFR 1-Month plus 0.36%)
3.34%	04/25/37	[2]	1,043,876	587,815
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M1
(SOFR30A plus 1.00%)
5.34%	12/25/41	[1,2]	442,439	441,705
Fannie Mae Connecticut Avenue Securities,
Series 2023-R08, Class 1M1
(SOFR30A plus 1.50%)
5.84%	10/25/43	[1,2]	2,554,847	2,558,087
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.17%	09/25/34	[9]	20,351	20,539
GCAT Trust,
Series 2021-NQM5, Class A1
1.26%	07/25/66	[1,9]	3,477,440	2,897,347
GSAA Home Equity Trust,
Series 2005-9, Class M2
(CME Term SOFR 1-Month plus 0.86%)
5.18%	08/25/35	[2]	881,696	871,787
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
5.68%	08/25/34	[9]	1,126	1,123
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(CME Term SOFR 1-Month plus 2.11%)
6.43%	10/25/37	[2]	1,181,044	1,098,447
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.06%	11/25/35	[2]	30,965	30,743

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 22

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(CME Term SOFR 1-Month plus 0.97%)
5.29%	09/25/34[2]	$6,110	$5,314
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(CME Term SOFR 1-Month plus 0.91%)
5.23%	11/25/34[2]	17,917	16,934
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.36%	06/25/37[9]	412,234	366,149
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61%	02/25/28	16,441	16,493
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75%	02/25/28	4,377	4,392
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49%	09/25/28	15,676	15,613
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
5.02%	05/25/37[9]	80,003	70,030
JPMorgan Mortgage Trust,
Series 2021-INV5, Class A3
3.00%	12/25/51[1,9]	2,594,256	2,379,123
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.41%	01/25/34[9]	21,135	20,657
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.56%	10/25/32[9]	3,531	3,470
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
4.79%	06/25/37[2]	120,678	120,520
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
4.93%	06/25/37[2]	223,010	223,325
Mid-State Trust XI,
Series 11, Class A1
4.86%	07/15/38	133,104	132,647
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2004-NC7, Class M2
(CME Term SOFR 1-Month plus 1.04%)
5.36%	07/25/34[2]	94,748	99,629
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(CME Term SOFR 1-Month plus 1.15%)
5.47%	07/25/35[2]	2,329,028	2,282,196

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(CME Term SOFR 1-Month plus 0.79%)
5.11%	03/25/35[2]	$97,252	$104,496
New York Mortgage Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
4.91%	02/25/36[2]	168,211	167,116
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 04/25/25)
6.61%	10/25/25[1]	1,746,984	1,748,232
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 04/25/25)
5.49%	11/25/26[1]	946,487	947,044
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 04/25/25)
5.56%	06/25/27[1]	1,725,269	1,724,845
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
6.78%	10/25/35[1,9]	102,097	102,170
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00%	04/25/31	15,201	12,434
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00%	11/25/31	4,675	4,061
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.97%	12/25/34[9]	9,859	8,951
Saxon Asset Securities Trust,
Series 2007-1, Class A2D
(CME Term SOFR 1-Month plus 0.35%)
4.67%	01/25/47[2]	3,541,905	3,364,286
Soundview Home Loan Trust,
Series 2005-OPT4, Class M1
(CME Term SOFR 1-Month plus 0.80%)
5.12%	12/25/35[2]	4,301,054	3,824,558
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
6.34%	10/25/34[9]	417,960	370,204
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(CME Term SOFR 1-Month plus 0.59%)
4.91%	04/19/35[2]	205,161	200,919
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus 1.48%)
6.23%	02/25/36[2]	180,179	153,604
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 04/25/25)
6.12%	04/25/51[1]	274,214	274,500
VOLT XCVI LLC,
Series 2021-NPL5, Class A1 (STEP-reset date 04/25/25)
6.12%	03/27/51[1]	139,317	139,438

See accompanying Notes to Financial Statements.

23 / Annual Financial Statements March 2025

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(CME Term SOFR 1-Month plus 1.67%)
5.99%	10/25/45[2]	$280,991	$281,462

			47,415,944

U.S. Agency Commercial Mortgage-Backed — 0.28%
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ42, Class A1
3.90%	07/25/29	1,799,286	1,776,757

U.S. Agency Mortgage-Backed — 14.93%
Fannie Mae Pool 253974
7.00%	08/01/31	407	427
Fannie Mae Pool 527247
7.00%	09/01/26	1	1
Fannie Mae Pool 545191
7.00%	09/01/31	305	320
Fannie Mae Pool 549740
6.50%	10/01/27	597	598
Fannie Mae Pool 630599
7.00%	05/01/32	1,425	1,506
Fannie Mae Pool 655928
7.00%	08/01/32	765	808
Fannie Mae Pool 735207
7.00%	04/01/34	492	519
Fannie Mae Pool 735861
6.50%	09/01/33	20,894	21,693
Fannie Mae Pool 764388
(RFUCCT6M plus 1.38%)
6.01%	03/01/34[2]	5,618	5,632
Fannie Mae Pool 776708
5.00%	05/01/34	45,659	45,995
Fannie Mae Pool 844773
(RFUCCT1Y plus 1.56%)
6.27%	12/01/35[2]	2,357	2,370
Fannie Mae Pool 889184
5.50%	09/01/36	34,748	35,611
Fannie Mae Pool 890221
5.50%	12/01/33	48,278	49,478
Fannie Mae Pool 939419
(RFUCCT1Y plus 1.27%)
6.64%	05/01/37[2]	17,786	17,800
Fannie Mae Pool AL0209
4.50%	05/01/41	142,510	140,964
Fannie Mae Pool CA1710
4.50%	05/01/48	6,488	6,301
Fannie Mae Pool CA1711
4.50%	05/01/48	446,747	433,875
Fannie Mae Pool CA2208
4.50%	08/01/48	5,786	5,619
Fannie Mae Pool CB2430
3.00%	12/01/51	2,116,481	1,836,843
Fannie Mae Pool FM2318
3.50%	09/01/49	773,459	709,815
Fannie Mae Pool FS1598
2.00%	04/01/52	2,774,561	2,210,086

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FS2646
3.00%	06/01/52	$2,879,020	$2,513,467
Fannie Mae Pool MA1527
3.00%	08/01/33	9,065	8,650
Fannie Mae Pool MA1561
3.00%	09/01/33	505,182	482,142
Fannie Mae Pool MA1608
3.50%	10/01/33	439,104	425,024
Fannie Mae Pool MA3537
4.50%	12/01/48	400,592	389,070
Fannie Mae Pool MA3811
3.00%	10/01/49	371,406	320,190
Fannie Mae Pool MA4333
2.00%	05/01/41	569,535	487,558
Fannie Mae Pool MA4512
2.50%	01/01/52	1,866,863	1,557,476
Fannie Mae Pool MA4733
4.50%	09/01/52	8,170,026	7,837,473
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50%	10/25/31	50,078	51,768
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80%	01/25/34[2]	1,511	1,613
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
4.92%	07/25/37[2]	23,564	23,450
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
1.60%	11/25/36[2]	366,414	29,094
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50%	06/25/47	2,287	2,209
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00%	06/25/48	155,813	138,720
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00%	05/25/47	75,848	75,304
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X SOFR30A plus 8.04%, 0.55% Cap)
0.55%	09/25/42[2]	4,763,656	102,774
Freddie Mac Gold Pool A25162
5.50%	05/01/34	37,823	38,811
Freddie Mac Gold Pool A33262
5.50%	02/01/35	17,936	18,502
Freddie Mac Gold Pool A68781
5.50%	10/01/37	2,345	2,418
Freddie Mac Gold Pool C03813
3.50%	04/01/42	441,650	412,457
Freddie Mac Gold Pool G01548
7.50%	07/01/32	113,917	122,856

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 24

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G01644
5.50%	02/01/34	$24,174	$24,806
Freddie Mac Gold Pool G02366
6.50%	10/01/36	19,512	20,822
Freddie Mac Gold Pool G08844
5.00%	10/01/48	117,068	116,989
Freddie Mac Pool SD5323
4.00%	01/01/54	4,584,153	4,278,618
Freddie Mac Pool SD7503
3.50%	08/01/49	2,054,323	1,885,282
Freddie Mac REMICS,
Series 2174, Class PN
6.00%	07/15/29	7,306	7,440
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X SOFR30A plus 6.09%, 6.20% Cap)
1.74%	06/15/38[2]	343,409	23,610
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X SOFR30A plus 6.50%, 6.61% Cap)
2.15%	04/15/42[2]	324,472	35,899
Ginnie Mae (TBA)
2.50%	04/20/55	3,100,000	2,645,678
4.00%	04/20/55	4,075,000	3,815,844
4.50%	04/20/55	3,525,000	3,382,652
5.00%	04/20/55	5,375,000	5,287,430
5.50%	04/20/55	4,000,000	4,008,380
Ginnie Mae I Pool 782810
4.50%	11/15/39	262,568	259,824
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63%	07/20/34[2]	6,612	6,704
Ginnie Mae II Pool MA4454
5.00%	05/20/47	10,826	10,868
Ginnie Mae II Pool MA4511
4.00%	06/20/47	2,702	2,568
Ginnie Mae II Pool MA4588
4.50%	07/20/47	93,324	91,355
Ginnie Mae II Pool MA4589
5.00%	07/20/47	526,682	528,703
Ginnie Mae II Pool MA4838
4.00%	11/20/47	245,891	233,857
Ginnie Mae II Pool MA4901
4.00%	12/20/47	199,648	189,787
Ginnie Mae II Pool MA5399
4.50%	08/20/48	242,373	236,658
Ginnie Mae II Pool MA5530
5.00%	10/20/48	2,893	2,888
Ginnie Mae II Pool MA6030
3.50%	07/20/49	35,487	32,411
Ginnie Mae II Pool MA6080
3.00%	08/20/49	18,492	16,157
Ginnie Mae II Pool MA6209
3.00%	10/20/49	321,423	280,838

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA8347
4.50%	10/20/52	$4,703,772	$4,538,286
Ginnie Mae II Pool MA9963
4.50%	10/20/54	767,472	736,755
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
5.34%	08/20/53[2]	613,200	611,369
Ginnie Mae,
Series 2024-30, Class AF
(SOFR30A plus 1.25%)
5.59%	02/20/54[2]	569,866	572,028
Ginnie Mae,
Series 2024-30, Class CF
(SOFR30A plus 1.25%)
5.59%	02/20/54[2]	1,396,356	1,399,801
UMBS (TBA)
2.00%	04/01/55	3,575,000	2,844,560
2.50%	04/01/55	3,375,000	2,808,150
3.00%	04/01/55	3,750,000	3,252,819
3.50%	05/01/55	7,500,000	6,765,765
4.00%	05/01/55	7,450,000	6,931,677
4.50%	04/01/55	7,150,000	6,839,787
5.00%	04/01/55	7,425,000	7,277,740
5.50%	04/01/55	4,000,000	3,994,960

			96,567,052

Total Mortgage-Backed
(Cost $168,867,591)			165,389,819

MUNICIPAL BONDS — 1.11%*

Florida — 0.08%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series C
4.06%	10/01/31	280,000	271,548
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50%	10/01/31	245,000	229,960

			501,508

Massachusetts — 0.11%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11%	07/15/31	758,579	749,823

Michigan — 0.11%
University of Michigan Revenue Bonds, Series C
3.48%	04/01/33	750,000	694,718

New York — 0.81%
City of New York General Obligation, Public Improvements,
Series 2
1.70%	03/01/29	250,000	227,074
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27%	05/01/27	1,465,000	1,494,522

See accompanying Notes to Financial Statements.

25 / Annual Financial Statements March 2025

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (continued)

New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series F, Subseries F-3
5.13%	02/01/35	$718,000	$728,572
5.15%	02/01/36	718,000	727,455
New York State Dormitory Authority Revenue Bonds, Series C
1.95%	03/15/29	590,000	540,845
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.50%	03/15/30	53,822	54,459
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.01%	03/15/30	1,630,000	1,458,387

			5,231,314

Total Municipal Bonds
(Cost $7,330,946)			7,177,363

U.S. TREASURY SECURITIES — 47.56%

U.S. Treasury Notes — 47.56%
U.S. Treasury Inflation Indexed Notes
2.13%	01/15/35[13]	7,952,140	8,162,282
U.S. Treasury Notes
3.88%	03/31/27	21,405,000	21,397,475
3.88%	03/15/28	28,580,000	28,576,651
4.00%	03/31/30	205,934,000	206,344,259
4.63%	02/15/35	41,650,000	43,026,402

Total U.S. Treasury Securities
(Cost $305,354,408)			307,507,069

Total Bonds — 102.47%
(Cost $664,354,844)			662,525,297

Issues		Shares	Value
COMMON STOCK — 0.09%

Communications — 0.09%
Intelsat SA3,4,5
(Luxembourg)		20,560	591,100

Total Common Stock
(Cost $668,558)

RIGHTS — 0.03%

Communications — 0.03%
Intelsat SA, CVR[3,4,5,14]
(Luxembourg)		20,560	200,460

Total Rights
(Cost $7)

Purchased Swaptions - 0.02%
(Cost $299,179)			134,462

Issues	Shares	Value

MUTUAL FUNDS — 0.10%

Mutual Funds — 0.10%
TCW Private Asset Income Fund
0.00%[15,16]	66,931	$669,311

Total Mutual Funds
(Cost $669,311)
Issues	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 9.54%

Money Market Funds — 9.54%
Fidelity Investments Money Market Funds - Government
Portfolio
4.23%[15,17]	6,196,288	6,196,288
TCW Central Cash Fund
0.01%[15,16]	55,513,740	55,513,740

Total Short-Term Investments
(Cost $61,710,028)		61,710,028

Total Investments - 112.25%
(Cost $727,701,927)		725,830,658

Net unrealized depreciation on unfunded commitments
- 0.00%		(65)

Liabilities in Excess of Other Assets - (12.25)%		(79,214,159)

Net Assets - 100.00%		$646,616,434

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at March 31, 2025.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,413,601, which is 0.37% of total net assets.
[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
[7]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $2,629, at an interest rate of 8.55% and a maturity of December 22, 2031. The investment is not accruing an unused commitment fee.

[8]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $13,250, at an interest rate of 10.07% and a maturity of December 30, 2029. The investment is not accruing an unused commitment fee.

[9]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[10]	Perpetual security with no stated maturity date.
[11]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% payment-in-kind interest.
[12]	Zero coupon bond. The rate shown is the effective yield as of March 31, 2025.
[13]	Inflation protected security. Principal amount reflects original security face amount.
[14]	Non-income producing security.
[15]	Represents the current yield as of March 31, 2025.
[16]	Affiliated investment.
[17]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $830,100.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 26

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

†

Fair valued security. The aggregate value of fair valued securities is $1,622,041, which is 0.25% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(CVR): Contingent Value Right

(EMTN): Euro Medium-Term Note

(EUR): Euro

(EURIBOR): Euro InterBank Offer Rate

(GBP): British Pound

(IO): Interest Only

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(REIT): Real Estate Investment Trust

(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback

(SOFR): Secured Overnight Financing Rate

(SONIA): Sterling Overnight Index Average

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 3,696,000	USD 3,890,512	Goldman Sachs International	04/11/25	$104,285
EUR 15,405,000	USD 16,586,358	Citibank N.A.	04/11/25	64,031
USD 114,427	EUR 105,000	Goldman Sachs International	07/11/25	348
USD 839,698	GBP 648,000	Goldman Sachs International	07/11/25	3,389

				172,053

EUR 105,431	USD 114,253	Goldman Sachs International	04/03/25	(349)
EUR 311,000	USD 337,623	Bank of America N.A.	04/11/25	(1,481)
GBP 648,000	USD 839,795	Goldman Sachs International	04/11/25	(3,410)
USD 2,813,128	EUR 2,674,000	Goldman Sachs International	04/11/25	(77,046)
USD 17,171,115	EUR 16,738,000	Citibank N.A.	04/11/25	(920,038)
USD 545,021	GBP 449,000	Goldman Sachs International	04/11/25	(34,512)
USD 256,845	GBP 199,000	Goldman Sachs International	04/11/25	(8)
USD 14,756,763	EUR 13,594,000	Citibank N.A.	07/11/25	(12,661)

				(1,049,505)

NET UNREALIZED DEPRECIATION				$(877,452)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	1,557	06/30/25	$322,566,611	$1,587,443	$1,587,443
U.S. Treasury Five-Year Note	23	06/30/25	2,487,593	26,056	26,056

			325,054,204	1,613,499	1,613,499

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond	123	06/18/25	(15,036,750)	(375,897)	(375,897)
Euro-Bund Future	47	06/06/25	(6,540,622)	(5,969)	(5,969)
Euro-Bobl Future	29	06/06/25	(3,689,866)	(11,469)	(11,469)
U.S. Treasury Ten-Year Ultra Bond	3	06/18/25	(342,375)	(4,828)	(4,828)
Euro-Schatz Future	3	06/06/25	(346,598)	(279)	(279)
Euro-Buxl 30 Year	1	06/06/25	(128,825)	2,008	2,008

			(26,085,036)	(396,434)	(396,434)

TOTAL FUTURES CONTRACTS			$298,969,168	$1,217,065	$1,217,065

See accompanying Notes to Financial Statements.

27 / Annual Financial Statements March 2025

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2025

		Fund	Received by the Fund		Paid by the Fund
Description	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)
PURCHASED SWAPTIONS
Option to enter into a 2-year Interest Rate Swap	Morgan Stanley	01/30/26	CME Term SOFR	Annually	4.46%	Annually	$36,940,000	$63,556	$150,530	$(86,974)
Option to enter into a 5-year Interest Rate Swap	JPMorgan Chase	01/30/26	CME Term SOFR	Annually	4.52%	Annually	15,730,000	70,906	148,649	(77,743)

TOTAL PURCHASED SWAPTIONS							$52,670,000	$134,462	$299,179	$(164,717)

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 28

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BONDS – 109.22%

ASSET-BACKED SECURITIES — 5.10%**
AMMC CLO 24 Ltd.,
Series 2021-24A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.20%)
5.49%	01/20/35[1,2,3]	$75,000	$74,775
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
5.98%	01/15/37[1,2,3]	70,000	70,201
Apidos CLO XII,
Series 2013-12A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
5.38%	04/15/31[1,2,3]	43,888	43,851
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-1A, Class A2II
4.72%	06/05/49[1]	76,230	74,848
Ares XXVII CLO Ltd.,
Series 2013-2A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.45%	10/28/34[1,2,3]	90,000	89,940
Dryden 72 CLO Ltd.,
Series 2019-72A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.42%	05/15/32[1,2,3]	62,091	61,960
FirstKey Homes Trust,
Series 2021-SFR2, Class E2
2.36%	09/17/38[1]	100,000	95,524
FirstKey Homes Trust,
Series 2022-SFR1, Class D
5.20%	05/19/39[1]	70,000	69,824
GoldenTree Loan Management U.S. CLO 11 Ltd.,
Series 2021-11A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
5.37%	10/20/34[1,2,3]	70,000	69,717
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.45%	04/24/31[1,2,3]	60,828	60,839
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73[1]	24,542	23,203
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
5.72%	07/15/36[1,2,3]	70,000	70,036

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
5.70%	04/15/31[1,2,3]	$115,000	$115,032
Progress Residential Trust,
Series 2021-SFR11, Class E2
3.53%	01/17/39[1]	80,000	74,459
Regatta XIII Funding Ltd.,
Series 2018-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.40%	07/15/31[1,2,3]	40,338	40,298
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
5.45%	08/20/32[1,2,3]	61,934	61,840
Sabey Data Center Issuer LLC,
Series 2021-1, Class A2
1.88%	06/20/46[1]	83,000	79,757
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37†,4,5	30,557	28,209
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.02%	01/25/83[2]	20,000	21,164
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.02%	04/26/83[2]	20,000	20,811
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
6.67%	07/25/73[2]	35,000	37,623
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
6.67%	07/26/83[2]	20,000	20,537
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
6.67%	07/26/83[2]	20,000	20,675
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65%	09/15/45[1]	85,000	83,628
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(SOFR90A plus 0.43%)
4.99%	04/25/40[1,2]	14,148	13,940

Total Asset-Backed Securities
(Cost $1,401,754)			1,422,691

See accompanying Notes to Financial Statements.

29 / Annual Financial Statements March 2025

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES — 54.51%*

Banking — 8.02%
Bank of America Corp.
2.30%	07/21/32[6]	$442,000	$377,726
2.59%	04/29/31[6]	210,000	188,722
Bank of America Corp.,
Series N
1.66%	03/11/27[6]	25,000	24,322
Bank of New York Mellon Corp. (The)
(MTN)
5.83%	10/25/33[6]	170,000	178,825
HSBC Holdings PLC
(United Kingdom)
2.80%	05/24/32[3,6]	155,000	135,614
JPMorgan Chase & Co.
1.58%	04/22/27[6]	205,000	198,796
1.95%	02/04/32[6]	365,000	310,636
2.96%	01/25/33[6]	135,000	119,271
PNC Financial Services Group, Inc. (The)
5.22%	01/29/31[6]	150,000	152,635
5.68%	01/22/35[6]	5,000	5,127
6.88%	10/20/34[6]	15,000	16,593
Santander UK Group Holdings PLC
(United Kingdom)
2.47%	01/11/28[3,6]	30,000	28,832
U.S. Bancorp
4.84%	02/01/34[6]	160,000	155,426
5.68%	01/23/35[6]	5,000	5,116
Wells Fargo & Co.
(MTN)
2.57%	02/11/31[6]	80,000	72,165
3.35%	03/02/33[6]	295,000	264,701

			2,234,507

Communications — 3.67%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%	02/01/32	285,000	230,971
Cisco Systems, Inc.
5.05%	02/26/34	90,000	91,235
Comcast Corp.
1.95%	01/15/31	10,000	8,586
Discovery Communications LLC
3.63%	05/15/30	35,000	31,498
Fox Corp.
6.50%	10/13/33	65,000	69,575
Meta Platforms, Inc.
4.75%	08/15/34	100,000	99,342
Sprint Capital Corp.
8.75%	03/15/32	85,000	102,268
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15%	03/20/28[1]	195,000	195,933
T-Mobile USA, Inc.
2.55%	02/15/31	179,000	157,833
5.05%	07/15/33	35,000	34,781

			1,022,022

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Consumer Discretionary — 3.29%
Altria Group, Inc.
4.88%	02/04/28	$40,000	$40,279
Bacardi Ltd.
(Bermuda)
4.70%	05/15/28[1,3]	90,000	89,621
BAT Capital Corp.
4.39%	08/15/37	95,000	83,442
Becle, SAB de CV
(Mexico)
2.50%	10/14/31[1,3]	70,000	56,668
Choice Hotels International, Inc.
5.85%	08/01/34	40,000	40,093
Church & Dwight Co., Inc.
5.60%	11/15/32	20,000	20,884
Coca-Cola Co. (The)
4.65%	08/14/34	45,000	44,723
Constellation Brands, Inc.
2.88%	05/01/30	30,000	27,232
Hyatt Hotels Corp.
5.05%	03/30/28	70,000	70,349
Imperial Brands Finance PLC
(United Kingdom)
4.25%	07/21/25[1,3]	30,000	29,946
JDE Peet’s NV
(Netherlands)
2.25%	09/24/31[1,3]	120,000	100,609
Kenvue, Inc.
4.90%	03/22/33	15,000	15,032
Philip Morris International, Inc.
5.75%	11/17/32	60,000	62,828
Reynolds American, Inc.
5.70%	08/15/35	50,000	50,339
WarnerMedia Holdings, Inc.
4.28%	03/15/32	210,000	185,102

			917,147

Diversified REITs — 1.66%
American Assets Trust LP
3.38%	02/01/31	25,000	22,021
6.15%	10/01/34	5,000	4,993
American Tower Corp.
2.30%	09/15/31	148,000	126,469
2.90%	01/15/30	15,000	13,801
4.90%	03/15/30	30,000	30,155
Crown Castle, Inc.
2.25%	01/15/31	120,000	102,635
3.30%	07/01/30	25,000	22,973
Digital Realty Trust LP
3.60%	07/01/29	10,000	9,555
Equinix, Inc.
2.50%	05/15/31	35,000	30,559
GLP Capital LP/GLP Financing II, Inc.
5.30%	01/15/29	20,000	20,057
VICI Properties LP
5.13%	05/15/32	52,000	51,019

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 30

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.
4.63%	06/15/25[1]	$15,000	$15,001
Weyerhaeuser Co.
3.38%	03/09/33	15,000	13,253

			462,491

Electric — 4.59%
Alliant Energy Finance LLC
1.40%	03/15/26[1]	90,000	87,111
5.95%	03/30/29[1]	35,000	36,271
Ameren Corp.
3.50%	01/15/31	50,000	46,473
Appalachian Power Co.,
Series X
3.30%	06/01/27	20,000	19,497
Arizona Public Service Co.
6.35%	12/15/32	100,000	106,520
Berkshire Hathaway Energy Co.
1.65%	05/15/31	25,000	20,895
Black Hills Corp.
4.35%	05/01/33	36,000	33,694
Commonwealth Edison Co.
6.45%	01/15/38	20,000	21,917
Duke Energy Corp.
2.55%	06/15/31	35,000	30,592
Duke Energy Florida LLC
5.88%	11/15/33	45,000	47,498
Eurogrid GmbH
(EMTN)
(Georgia)
1.11%	05/15/32[3]	100,000	91,592
Evergy Missouri West, Inc.
5.65%	06/01/34[1]	50,000	51,272
Eversource Energy
4.60%	07/01/27	30,000	30,028
5.13%	05/15/33	70,000	69,210
Exelon Corp.
5.30%	03/15/33	35,000	35,512
FirstEnergy Transmission LLC
4.55%	01/15/30	25,000	24,697
Florida Power & Light Co.
5.30%	06/15/34	205,000	209,857
ITC Holdings Corp.
4.95%	09/22/27[1]	20,000	20,149
Jersey Central Power & Light Co.
2.75%	03/01/32[1]	90,000	77,805
Narragansett Electric Co. (The)
3.40%	04/09/30[1]	35,000	32,931
Oklahoma Gas and Electric Co.
5.40%	01/15/33	15,000	15,287
Public Service Co. of New Mexico
3.85%	08/01/25	40,000	39,826
Southwestern Electric Power Co.
5.30%	04/01/33	105,000	105,408

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Electric (continued)
Southwestern Electric Power Co.,
Series M
4.10%	09/15/28	$15,000	$14,755
Xcel Energy, Inc.
3.40%	06/01/30	10,000	9,338

			1,278,135

Energy — 2.96%
Aker BP ASA
(Norway)
3.10%	07/15/31[1,3]	67,000	59,039
Boston Gas Co.
3.76%	03/16/32[1]	25,000	22,789
CenterPoint Energy Resources Corp.
5.40%	03/01/33	130,000	132,459
East Ohio Gas Co. (The)
2.00%	06/15/30[1]	15,000	13,090
KeySpan Gas East Corp.
5.99%	03/06/33[1]	85,000	87,245
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25%	04/05/30[3]	100,000	111,938
NiSource, Inc.
5.40%	06/30/33	75,000	75,400
Piedmont Natural Gas Co., Inc.
2.50%	03/15/31	10,000	8,736
5.40%	06/15/33	65,000	65,900
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25	30,000	29,977
Southern Co. Gas Capital Corp.
4.95%	09/15/34	5,000	4,869
5.15%	09/15/32	20,000	20,027
5.75%	09/15/33	102,000	105,333
Southern Natural Gas Co. LLC
4.80%	03/15/47[1]	30,000	25,390
TransCanada PipeLines Ltd.
(Canada)
4.63%	03/01/34[3]	30,000	28,340
5.60%	03/31/34[3]	35,000	35,161

			825,693

Finance — 5.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00%	10/29/28[3]	80,000	75,143
3.30%	01/30/32[3]	60,000	53,140
3.88%	01/23/28[3]	16,000	15,635
Air Lease Corp.
3.63%	12/01/27	26,000	25,358
4.63%	10/01/28	30,000	29,884
American Express Co.
6.49%	10/30/31[6]	100,000	108,009
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[1,3]	46,000	43,088

See accompanying Notes to Financial Statements.

31 / Annual Financial Statements March 2025

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Finance (continued)
2.75%	02/21/28[1,3]	$10,000	$9,411
4.38%	05/01/26[1,3]	5,000	4,973
BlackRock, Inc.
3.75%	07/18/35	100,000	108,244
Citigroup, Inc.
2.52%	11/03/32[6]	225,000	192,313
2.56%	05/01/32[6]	70,000	60,838
3.06%	01/25/33[6]	32,000	28,045
Discover Financial Services
6.70%	11/29/32	15,000	16,119
Goldman Sachs Group, Inc. (The)
1.95%	10/21/27[6]	50,000	47,974
2.65%	10/21/32[6]	212,000	183,291
Intercontinental Exchange, Inc.
1.85%	09/15/32	50,000	40,687
Mastercard, Inc.
4.55%	01/15/35	80,000	77,973
Morgan Stanley
(MTN)
1.79%	02/13/32[6]	240,000	201,078
1.93%	04/28/32[6]	215,000	180,276
Nationwide Building Society
(United Kingdom)
1.50%	10/13/26[1,3]	25,000	23,925
Pipeline Funding Co. LLC
7.50%	01/15/30[1]	15,938	16,762

			1,542,166

Food — 1.92%
General Mills, Inc.
4.95%	03/29/33	50,000	49,543
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.75%	12/01/31[3]	32,000	29,311
6.75%	03/15/34[3]	50,000	54,063
Kellanova
5.25%	03/01/33	30,000	30,420
Mars, Inc.
4.80%	03/01/30[1]	190,000	191,218
Mondelez International Holdings Netherlands BV,
Series REGS
(Netherlands)
0.88%	10/01/31[3]	100,000	92,811
Pilgrim’s Pride Corp.
3.50%	03/01/32	60,000	52,892
Smithfield Foods, Inc.
2.63%	09/13/31[1]	40,000	34,084

			534,342

Health Care — 8.91%
Alcon Finance Corp.
2.75%	09/23/26[1]	40,000	38,976
Amgen, Inc.
5.25%	03/02/33	135,000	137,022

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
Ascension Health,
Series B
2.53%	11/15/29	$20,000	$18,369
Barnabas Health, Inc.,
Series 2012
4.00%	07/01/28	15,000	14,468
Baxter International, Inc.
3.95%	04/01/30	10,000	9,632
Bayer U.S. Finance II LLC
4.38%	12/15/28[1]	25,000	24,374
Bayer U.S. Finance LLC
6.50%	11/21/33[1]	105,000	110,230
Becton Dickinson & Co.
3.70%	06/06/27	20,000	19,661
Bristol-Myers Squibb Co.
5.20%	02/22/34	135,000	137,424
Centene Corp.
3.00%	10/15/30	85,000	74,396
Cigna Group (The)
2.40%	03/15/30	105,000	94,316
CVS Health Corp.
3.25%	08/15/29	40,000	37,373
5.30%	06/01/33	150,000	148,554
DENTSPLY SIRONA, Inc.
3.25%	06/01/30	35,000	31,393
Elanco Animal Health, Inc.
6.65%	08/28/28	15,000	15,193
Elevance Health, Inc.
5.20%	02/15/35	70,000	70,194
5.50%	10/15/32	60,000	61,993
Eli Lilly & Co.
4.75%	02/12/30	140,000	142,136
Fresenius Medical Care U.S. Finance III, Inc.
1.88%	12/01/26[1]	20,000	19,116
GE HealthCare Technologies, Inc.
4.80%	08/14/29	65,000	65,273
HCA, Inc.
3.63%	03/15/32	75,000	67,844
4.13%	06/15/29	65,000	63,135
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45%	06/15/34[1]	65,000	65,966
Humana, Inc.
3.70%	03/23/29	10,000	9,590
5.38%	04/15/31	150,000	151,282
Illumina, Inc.
2.55%	03/23/31	25,000	21,576
5.75%	12/13/27	15,000	15,346
IQVIA, Inc.
6.25%	02/01/29	35,000	36,530
Medtronic Global Holdings SCA
(Luxembourg)
4.50%	03/30/33[3]	20,000	19,551
Pfizer Investment Enterprises Pte Ltd.
(Slovenia)
4.75%	05/19/33[3]	35,000	34,630

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 32

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
Premier Health Partners,
Series G
2.91%	11/15/26	$15,000	$14,509
Providence St. Joseph Health Obligated Group,
Series H
2.75%	10/01/26	20,000	19,502
Regeneron Pharmaceuticals, Inc.
1.75%	09/15/30	20,000	17,065
Revvity, Inc.
2.55%	03/15/31	35,000	30,382
Roche Holdings, Inc.
4.59%	09/09/34[1]	65,000	63,625
5.59%	11/13/33[1]	100,000	105,155
Royalty Pharma PLC
(United Kingdom)
1.75%	09/02/27[3]	25,000	23,340
Smith & Nephew PLC
(United Kingdom)
2.03%	10/14/30[3]	30,000	25,870
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70%	03/15/31[3]	30,000	26,602
Stryker Corp.
3.38%	09/11/32	100,000	107,243
Thermo Fisher Scientific, Inc.
5.09%	08/10/33	34,000	34,425
UnitedHealth Group, Inc.
5.15%	07/15/34	205,000	206,403
Universal Health Services, Inc.
1.65%	09/01/26	35,000	33,510
Zoetis, Inc.
5.60%	11/16/32	20,000	20,860

			2,484,034

Health Care REITs — 0.19%
DOC DR LLC
4.30%	03/15/27	26,000	25,852
Healthcare Realty Holdings LP
3.10%	02/15/30	15,000	13,770
3.88%	05/01/25	4,000	3,997
Ventas Realty LP
4.13%	01/15/26	10,000	9,952

			53,571

Hotel & Resort REITs — 0.10%
Host Hotels & Resorts LP,
Series I
3.50%	09/15/30	30,000	27,503

Industrial REITs — 0.49%
Americold Realty Operating Partnership LP
5.41%	09/12/34	45,000	43,933
5.60%	05/15/32	20,000	20,100
LXP Industrial Trust
2.38%	10/01/31	25,000	20,869
2.70%	09/15/30	25,000	22,028

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Industrial REITs (continued)
Rexford Industrial Realty LP
2.13%	12/01/30	$5,000	$4,296
2.15%	09/01/31	30,000	25,145

			136,371

Industrials — 2.23%
Amcor Finance USA, Inc.
5.63%	05/26/33	15,000	15,390
Amcor Flexibles North America, Inc.
5.50%	03/17/35[1]	40,000	40,170
BAE Systems Holdings, Inc.
3.85%	12/15/25[1]	10,000	9,945
Berry Global, Inc.
1.57%	01/15/26	20,000	19,507
1.65%	01/15/27	20,000	18,984
5.65%	01/15/34	85,000	86,118
Boeing Co. (The)
3.63%	02/01/31	100,000	92,850
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
4.94%	05/05/26[2]	10,000	10,032
Lockheed Martin Corp.
4.80%	08/15/34	60,000	59,149
Sealed Air Corp.
1.57%	10/15/26[1]	30,000	28,562
Smurfit Kappa Treasury ULC
(Ireland)
5.44%	04/03/34[1,3]	200,000	202,144
Sonoco Products Co.
3.13%	05/01/30	25,000	22,919
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63%	04/28/26[1,3]	15,000	14,843

			620,613

Information Technology — 4.27%
AppLovin Corp.
5.50%	12/01/34	70,000	70,013
Atlassian Corp.
5.50%	05/15/34	105,000	106,713
Booz Allen Hamilton, Inc.
5.95%	04/15/35	55,000	54,656
Broadcom, Inc.
2.60%	02/15/33[1]	65,000	54,805
3.42%	04/15/33[1]	20,000	17,822
Cadence Design Systems, Inc.
4.70%	09/10/34	110,000	107,488
Constellation Software, Inc.
(Canada)
5.46%	02/16/34[1,3]	100,000	101,921
Dell International LLC/EMC Corp.
5.00%	04/01/30	40,000	40,174
Fiserv, Inc.
2.65%	06/01/30	20,000	18,002
5.63%	08/21/33	20,000	20,601

See accompanying Notes to Financial Statements.

33 / Annual Financial Statements March 2025

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Information Technology (continued)
Foundry JV Holdco LLC
5.50%	01/25/31[1]	$55,000	$55,894
Intel Corp.
2.00%	08/12/31	85,000	71,132
Micron Technology, Inc.
2.70%	04/15/32	15,000	12,840
Netflix, Inc.
3.63%	06/15/25[1]	20,000	19,964
Open Text Corp.
(Canada)
6.90%	12/01/27[1,3]	72,000	74,556
Oracle Corp.
2.88%	03/25/31	70,000	62,742
4.80%	08/03/28	30,000	30,256
6.25%	11/09/32	90,000	95,996
Synopsys, Inc.
5.15%	04/01/35	30,000	30,169
Take-Two Interactive Software, Inc.
4.00%	04/14/32	65,000	60,840
Uber Technologies, Inc.
4.80%	09/15/34	85,000	82,782

			1,189,366

Insurance — 2.55%
Aon Corp.
2.80%	05/15/30	40,000	36,462
Athene Global Funding
1.61%	06/29/26[1]	5,000	4,822
Brown & Brown, Inc.
4.20%	03/17/32	30,000	28,157
Equitable Financial Life Global Funding
1.30%	07/12/261	25,000	24,022
Farmers Exchange Capital
7.05%	07/15/281	20,000	20,902
Farmers Insurance Exchange
4.75%	11/01/57[1,6]	65,000	53,015
Marsh & McLennan Cos., Inc.
2.25%	11/15/30	30,000	26,506
Metropolitan Life Global Funding I
2.95%	04/09/30[1]	220,000	202,443
MMI Capital Trust I,
Series B
7.63%	12/15/27	50,000	52,987
New York Life Global Funding
5.00%	01/09/34[1]	160,000	160,146
New York Life Insurance Co.
5.88%	05/15/33[1]	65,000	68,003
Progressive Corp. (The)
3.20%	03/26/30	10,000	9,397
Willis North America, Inc.
5.35%	05/15/33	25,000	25,220

			712,082

Materials — 0.41%
Georgia-Pacific LLC
2.30%	04/30/30[1]	20,000	17,927

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Materials (continued)
International Flavors & Fragrances, Inc.
2.30%	11/01/30[1]	$95,000	$82,204
3.27%	11/15/40[1]	20,000	14,575

			114,706

Office REITs — 0.20%
Hudson Pacific Properties LP
3.95%	11/01/27	25,000	22,111
Kilroy Realty LP
3.05%	02/15/30	5,000	4,452
Piedmont Operating Partnership LP
2.75%	04/01/32	35,000	28,281

			54,844

Residential REITs — 0.50%
American Homes 4 Rent LP
2.38%	07/15/31	30,000	25,753
Essex Portfolio LP
2.65%	03/15/32	10,000	8,560
5.50%	04/01/34	45,000	45,442
Invitation Homes Operating Partnership LP
5.50%	08/15/33	50,000	50,345
UDR, Inc.
(MTN)
4.40%	01/26/29	10,000	9,906

			140,006

Retail — 0.06%
Starbucks Corp.
2.55%	11/15/30	20,000	17,857

Services — 2.17%
GFL Environmental, Inc.
(Canada)
6.75%	01/15/31[1,3]	40,000	41,265
Global Payments, Inc.
5.30%	08/15/29	60,000	60,914
Moody’s Corp.
4.25%	08/08/32	20,000	19,309
Northwestern University
3.69%	12/01/38	20,000	17,561
RELX Capital, Inc.
3.00%	05/22/30	20,000	18,549
Republic Services, Inc.
2.90%	07/01/26	5,000	4,920
5.15%	03/15/35	80,000	80,502
Rollins, Inc.
5.25%	02/24/35[1]	100,000	99,626
S&P Global, Inc.
2.90%	03/01/32	10,000	8,926
Waste Management, Inc.
4.95%	03/15/35	215,000	214,024
Worldline SA
(France)
0.00%	07/30/25[3],[7]	75	9,541

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 34

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Services (continued)
0.00%	07/30/26[3,7]	$275	$28,986

			604,123

Specialized REITs — 0.32%
CubeSmart LP
4.38%	02/15/29	15,000	14,726
Extra Space Storage LP
2.20%	10/15/30	40,000	34,861
NNN REIT, Inc.
5.60%	10/15/33	40,000	40,547

			90,134

Transportation — 0.47%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28	18,273	17,209
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75%	05/15/32	25,355	22,000
Norfolk Southern Corp.
3.00%	03/15/32	15,000	13,348
Union Pacific Corp.
2.38%	05/20/31	10,000	8,844
2.89%	04/06/36	20,000	16,381
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80%	01/15/36	52,542	53,335

			131,117

Total Corporates
(Cost $15,259,106)			15,192,830

MORTGAGE-BACKED — 29.47%**

Non-Agency Commercial Mortgage-Backed — 8.53%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2
3.90%	08/10/35[1]	69,000	67,827
245 Park Avenue Trust,
Series 2017-245P, Class A
3.51%	06/05/37[1]	115,000	111,053
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09%	08/10/38[1,6]	100,000	96,942
BFLD Mortgage Trust,
Series 2024-VICT, Class A
(CME Term SOFR 1-Month plus 1.89%)
6.21%	07/15/41[1,2]	39,000	39,070
BPR Trust,
Series 2022-OANA, Class A
(CME Term SOFR 1-Month plus 1.90%)
6.22%	04/15/37[1,2]	50,000	50,076
BX Trust,
Series 2019-OC11, Class C
3.86%	12/09/41[1]	79,000	73,330

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
BX Trust,
Series 2021-LBA, Class DV
(CME Term SOFR 1-Month plus 1.71%)
6.03%	02/15/36[1,2]	$33,214	$32,964
BX Trust,
Series 2021-VIEW, Class A
(CME Term SOFR 1-Month plus 1.39%)
5.71%	06/15/36[1,2]	50,000	49,900
BX Trust,
Series 2023-DELC, Class B
(CME Term SOFR 1-Month plus 3.34%)
7.66%	05/15/38[1,2]	32,000	32,132
BXP Trust,
Series 2017-GM, Class B
3.42%	06/13/39[1,6]	100,000	95,805
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
5.87%	12/15/37[1,2]	67,000	66,919
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class D
(CME Term SOFR 1-Month plus 2.05%)
6.37%	12/15/37[1,2]	33,000	32,967
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class A
2.65%	12/10/41[1]	100,000	87,822
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
0.49%	06/10/47[6]	82,303	1
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.47%	09/10/47[4,5,6]	146,682	1
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55%	02/10/36[1]	35,000	34,325
Commercial Mortgage Trust,
Series 2024-277P, Class A
6.34%	08/10/44[1]	79,000	82,482
Credit Suisse Mortgage Capital Trust,
Series 2021-B33, Class A2
3.17%	10/10/43[1]	100,000	87,642
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class AS
4.17%	11/15/48[6]	50,000	49,484
CSAIL Commercial Mortgage Trust,
Series 2019-C18, Class A2
2.84%	12/15/52	20,620	20,576
DOLP Trust,
Series 2021-NYC, Class A
2.96%	05/10/41[1]	106,000	93,310
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.55%	09/10/35[1,6]	56,000	55,269

See accompanying Notes to Financial Statements.

35 / Annual Financial Statements March 2025

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class B
(CME Term SOFR 1-Month plus 2.79%)
7.11%	03/15/28[1,2]	$100,000	$100,236
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.43%	08/10/43[1,6]	2,327,308	1,037
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.00%	08/10/44[1,6]	151,684	89
GWT,
Series 2024-WLF2, Class B
(CME Term SOFR 1-Month plus 2.14%)
6.46%	05/15/41[1,2]	37,000	37,072
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.40%	09/15/47[6]	137,072	1
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.43%	11/15/47[6]	288,453	3
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
1.30%	11/15/43[1,6]	425,656	4
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.85%	09/06/38[1,6]	70,000	67,868
Manhattan West Mortgage Trust,
Series 2020-1MW, Class B
2.33%	09/10/39[1,6]	100,000	92,997
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class B
(CME Term SOFR 1-Month plus 1.22%)
5.53%	04/15/38[1,2]	36,000	35,923
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
0.89%	04/15/48[6]	237,344	2
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
5.96%	03/15/39[1,2]	135,000	135,106
SCOTT Trust,
Series 2023-SFS, Class A
5.91%	03/10/401	110,000	112,500
SMRT,
Series 2022-MINI, Class B
(CME Term SOFR 1-Month plus 1.35%)
5.67%	01/15/39[1,2]	33,000	32,576
SREIT Trust,
Series 2021-MFP, Class B
(CME Term SOFR 1-Month plus 1.19%)
5.51%	11/15/38[1,2]	44,035	43,787
SREIT Trust,
Series 2021-MFP2, Class C
(CME Term SOFR 1-Month plus 1.49%)
5.80%	11/15/36[1,2]	100,000	99,233

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
SREIT Trust,
Series 2021-PALM, Class C
(CME Term SOFR 1-Month plus 1.07%)
5.39%	10/15/34[1,2]	$50,000	$49,532
TCO Commercial Mortgage Trust
Series 2024-DPM, Class B
(CME Term SOFR 1-Month plus 1.59%)
5.91%	12/15/39[1,2]	100,000	100,043
UBS Commercial Mortgage Trust,
Series 2019-C17, Class AS
3.20%	10/15/52	60,000	54,121
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.52%	07/15/58[6]	1,668,746	1,465
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class AS
3.86%	12/15/59[6]	52,000	50,915
Wells Fargo Commercial Mortgage Trust,
Series 2024-SVEN, Class A
6.01%	06/10/37[1]	100,000	103,124

			2,377,531

Non-Agency Mortgage-Backed — 6.04%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R11, Class M3
(CME Term SOFR 1-Month plus 0.86%)
5.18%	01/25/36[2]	63,242	62,144
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A3D
(CME Term SOFR 1-Month plus 0.59%)
4.91%	09/25/36[2]	53,675	52,930
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
5.37%	04/25/34[6]	4,926	4,406
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58%	06/15/30[6]	19,426	1,479
Carrington Mortgage Loan Trust,
Series 2006-FRE1, Class A3
(CME Term SOFR 1-Month plus 0.26%)
4.58%	04/25/36[2]	52,383	51,344
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.40%)
4.72%	06/25/37[2]	85,000	80,449
Chase Mortgage Finance Trust,
Series 2024-10, Class A4A
5.50%	10/25/55[1,6]	113,707	113,302
CIM Trust,
Series 2021-R4, Class A1A
2.00%	05/01/61[1,6]	46,946	42,819
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.06%	02/25/35[2]	29,623	27,755

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 36

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(CME Term SOFR 1-Month plus 1.01%)
5.33%	10/25/47[2]	$15,687	$14,479
Cross Mortgage Trust,
Series 2024-H6, Class A1
5.13%	09/25/69[1,6]	95,855	95,395
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M2
(SOFR30A plus 1.90%)
6.24%	12/25/41[1,2]	50,000	50,467
Fannie Mae Connecticut Avenue Securities,
Series 2024-R01, Class 1M2
(SOFR30A plus 1.80%)
6.14%	01/25/44[1,2]	50,000	50,207
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA6, Class M2
(SOFR30A plus 1.50%)
5.84%	10/25/41[1,2]	48,936	48,978
GCAT Trust,
Series 2023-INV1, Class A7
6.00%	08/25/53[1,6]	73,444	74,019
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
5.33%	09/25/35[6]	7,075	6,792
Home Equity Asset Trust,
Series 2005-4, Class M6
(CME Term SOFR 1-Month plus 1.19%)
4.86%	10/25/35[2]	62,604	61,946
Impac CMB Trust,
Series 2007-A, Class A
(CME Term SOFR 1-Month plus 0.61%)
4.93%	05/25/37[1,2]	64,821	61,913
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
4.91%	06/25/37[2]	107,037	99,203
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(CME Term SOFR 1-Month plus 0.55%)
4.87%	02/25/36[2]	2,300	2,265
MFA Trust,
Series 2021-INV1, Class A3
1.26%	01/25/56[1,6]	55,872	53,601
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
5.56%	07/25/34[6]	6,962	6,912
New Residential Mortgage Loan Trust,
Series 2022-NQM4, Class A1 (STEP-reset date 05/25/25)
5.00%	06/25/62[1]	78,368	77,772
OBX Trust,
Series 2024-HYB1, Class A1
3.65%	03/25/53[1,6]	70,350	68,989
OBX Trust,
Series 2024-NQM14, Class A1 (STEP-reset date 05/25/25)
4.94%	09/25/64[1]	91,343	90,896

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
OBX Trust,
Series 2024-NQM15, Class A1 (STEP-reset date 05/25/25)
5.32%	10/25/64[1]	$94,261	$94,345
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(CME Term SOFR 1-Month plus 0.21%)
4.53%	05/25/47[2]	57,631	41,816
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(CME Term SOFR 1-Month plus 0.81%)
5.13%	03/19/34[2]	929	881
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A1
(CME Term SOFR 1-Month plus 0.27%)
4.59%	01/25/37[2]	97,033	91,488
Structured Asset Securities Corp.,
Series 2005-WF1, Class M4
(CME Term SOFR 1-Month plus 1.24%)
5.56%	02/25/35[2]	66,010	66,949
Verus Securitization Trust,
Series 2023-4, Class A1 (STEP-reset date 05/25/25)
5.81%	05/25/68[1]	79,634	79,771
Wells Fargo Home Equity Trust Mortgage Pass-Through
Certificates,
Series 2004-1, Class 2A1
(CME Term SOFR 1-Month plus 0.71%)
5.03%	04/25/34[2]	8,993	8,777

			1,684,489

U.S. Agency Commercial Mortgage-Backed — 0.09%
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04%	04/25/36[6]	40,180	—
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.70%	01/25/39[6]	239,186	1,256
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K049, Class X3 (IO)
1.55%	10/25/43[6]	250,000	1,106
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.11%	02/16/53[6]	1,608,652	5,038
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.58%	02/16/54[6]	424,726	6,550
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.24%	10/16/54[6]	637,525	10,576

			24,526

U.S. Agency Mortgage-Backed — 14.81%
Fannie Mae Pool BW9897
4.50%	10/01/52	20,586	19,742

See accompanying Notes to Financial Statements.

37 / Annual Financial Statements March 2025

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X SOFR30A plus 5.89%, 6.00% Cap)
1.55%	11/25/41[2]	$43,138	$3,210
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50%	06/25/42	18,228	15,599
Fannie Mae REMICS,
Series 2013-5, Class GF
(SOFR30A plus 1.21%)
5.00%	10/25/42[2]	27,673	26,275
Fannie Mae REMICS,
Series 2024-73, Class FB
(SOFR30A plus 1.20%)
5.54%	10/25/54[2]	37,440	37,384
Freddie Mac Pool SD8189
2.50%	01/01/52	39,962	33,339
Freddie Mac Pool SD8199
2.00%	03/01/52	42,278	33,677
Freddie Mac REMICS,
Series 4064, Class TB
3.50%	06/15/42	98,618	94,061
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50%	07/15/36	106,806	20,359
Ginnie Mae (TBA)
2.50%	04/20/55	100,000	85,344
4.00%	04/20/55	150,000	140,461
4.50%	04/20/55	150,000	143,943
5.00%	04/20/55	300,000	295,112
5.50%	04/20/55	100,000	100,210
Ginnie Mae II Pool MA8427
4.50%	11/20/52	127,473	122,988
Ginnie Mae II Pool MA9963
4.50%	10/20/54	99,029	95,065
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.49%, 6.60% Cap)
2.17%	10/20/33[2]	119,091	8,482
Ginnie Mae,
Series 2018-124, Class NW
3.50%	09/20/48	18,147	16,434
Ginnie Mae,
Series 2018-154, Class BP
3.50%	11/20/48	1,819	1,701
Ginnie Mae,
Series 2019-15, Class GT
3.50%	02/20/49	15,362	13,977
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
5.69%	08/20/53[2]	37,497	37,754
UMBS (TBA)
2.00%	04/01/55	225,000	179,028
2.50%	04/01/55	175,000	145,608
3.00%	04/01/55	375,000	325,282

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
3.50%	05/01/55	$425,000	$383,393
4.00%	05/01/55	475,000	441,953
4.50%	04/01/55	825,000	789,206
5.00%	04/01/55	325,000	318,554
5.50%	04/01/55	200,000	199,748

			4,127,889

Total Mortgage-Backed
(Cost $8,766,918)			8,214,435

MUNICIPAL BONDS — 1.59%*

California — 0.12%
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05%	05/01/34	20,000	17,636
Santa Monica Community College District General Obligation Bonds
2.05%	08/01/33	20,000	16,409

			34,045

Florida — 0.05%
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series D
3.50%	10/01/31	15,000	14,079

Maryland — 0.22%
City of Baltimore Revenue Bonds, Series B
2.13%	07/01/33	15,000	12,300
Maryland Economic Development Corp. Revenue Bonds, School Improvements
5.43%	05/31/56	50,000	48,879

			61,179

Massachusetts — 0.08%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11%	07/15/31	8,263	8,168
Massachusetts School Building Authority Revenue Bonds, Series B
2.97%	10/15/32	15,000	13,503

			21,671

Michigan — 0.08%
University of Michigan Revenue Bonds, Series C
3.44%	04/01/31	25,000	23,724

New York — 1.04%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements
3.73%	08/01/29	5,000	4,874
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.50%	11/01/33	50,000	41,961
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Series E
1.97%	02/01/33	100,000	82,211
New York State Dormitory Authority Revenue Bonds, Series C
1.95%	03/15/29	75,000	68,751

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 38

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (continued)

New York (continued)
New York State Dormitory Authority Revenue Bonds, University & College Improvements
5.29%	03/15/33	$45,167	$45,248
New York State Urban Development Corp. Revenue Bonds, Economic Improvements, Series B
2.97%	03/15/34	15,000	12,984
New York State Urban Development Corp. Revenue Bonds, Economic Improvements, Series F
2.00%	03/15/33	15,000	12,280
New York State Urban Development Corp. Revenue Bonds, Transit Improvements, Series B
2.59%	03/15/35	25,000	20,496

			288,805

Total Municipal Bonds
(Cost $506,933)			443,503

U.S. TREASURY SECURITIES — 18.55%

U.S. Treasury Bonds — 0.08%
U.S. Treasury Bonds
4.63%	02/15/55	21,000	21,140

U.S. Treasury Notes — 18.47%
U.S. Treasury Inflation Indexed Notes
2.13%	01/15/35[8]	317,079	325,458
U.S. Treasury Notes
3.88%	03/31/27	2,165,000	2,164,239
3.88%	03/15/28	415,000	414,951
4.00%	03/31/30	1,815,000	1,818,616
4.63%	02/15/35	412,000	425,615

			5,148,879

Total U.S. Treasury Securities
(Cost $5,144,552)			5,170,019

Total Bonds — 109.22%
(Cost $31,079,263)			30,443,478

Issues	Shares	Value

Purchased Swaptions - 0.02%
(Cost $11,917)		5,355

Issues	Maturity Date	Principal Amount/ Shares	Value

SHORT-TERM INVESTMENTS — 3.99%

Money Market Funds — 3.36%
Fidelity Investments Money Market Funds - Government Portfolio
4.23%[9]		125,232	125,232

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS (continued)

Money Market Funds (continued)
TCW Central Cash Fund
0.01%[9,10]		811,687	$811,687

			936,919

U.S. Treasury Bills — 0.63%
U.S. Treasury Bills
4.23%11	04/10/25	$175,000	174,814

Total Short-Term Investments
(Cost $1,111,734)			1,111,733

Total Investments - 113.23%
(Cost $32,202,914)			31,560,566

Liabilities in Excess of Other Assets - (13.23)%			(3,687,638)

Net Assets - 100.00%			$27,872,928

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at March 31, 2025.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $28,210, which is 0.10% of total net assets.
6

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Zero coupon bond. The rate shown is the effective yield as of March 31, 2025.
[8]	Inflation protected security. Principal amount reflects original security face amount.
[9]	Represents the current yield as of March 31, 2025.
[10]	Affiliated investment.
[11]	Represents annualized yield at date of purchase.
†

Fair valued security. The aggregate value of fair valued securities is $28,209, which is 0.10% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO):	Collateralized Loan Obligation
(EMTN):	Euro Medium-Term Note
(EUR):	Euro
(IO):	Interest Only
(MTN):	Medium-Term Note
(REIT):	Real Estate Investment Trust
(S&P):	Standard & Poor’s
(SOFR):	Secured Overnight Financing Rate
(STEP):	Step Coupon Bond
(TBA):	To-Be-Announced

See accompanying Notes to Financial Statements.

39 / Annual Financial Statements March 2025

Investment Grade Credit Fund

Schedule of Portfolio Investments

March 31, 2025

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 610,400	USD 659,705	Goldman Sachs International	04/11/25	$41
USD 549,236	EUR 505,400	Goldman Sachs International	07/11/25	136

				177

EUR 91,000	USD 99,500	Citibank N.A.	04/11/25	(1,143)
USD 4,210	EUR 4,000	Bank of America N.A.	04/11/25	(114)
USD 720,289	EUR 697,400	Goldman Sachs International	04/11/25	(33,491)

				(34,748)

NET UNREALIZED DEPRECIATION				$(34,571)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	62	06/30/25	$12,844,656	$59,702	$59,702

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond	19	06/18/25	(2,168,375)	(30,574)	(30,574)
U.S. Treasury Ultra Bond	9	06/18/25	(1,100,250)	(27,505)	(27,505)
Euro-Bund Future	2	06/06/25	(278,324)	(445)	(445)
Euro-Bobl Future	2	06/06/25	(254,474)	(724)	(724)

			(3,801,423)	(59,248)	(59,248)

TOTAL FUTURES CONTRACTS			$9,043,233	$454	$454

			Received by the Fund		Paid by the Fund
Description	Counterparty	Fund Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)

PURCHASED SWAPTIONS
Option to enter into			CME
a 2-year Interest			Term
Rate Swap	Morgan Stanley	01/30/26	SOFR	Annually	4.46%	Annually	$1,475,000	$2,538	$6,011	$(3,473)
Option to enter into			CME
a 5-year Interest			Term
Rate Swap	JPMorgan Chase	01/30/26	SOFR	Annually	4.52%	Annually	625,000	2,817	5,906	(3,089)

TOTAL PURCHASED SWAPTIONS							$2,100,000	$5,355	$11,917	$(6,562)

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 40

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BONDS – 118.99%

ASSET-BACKED SECURITIES — 13.42%**
Access Group, Inc.,
Series 2015-1, Class A
(SOFR30A plus 0.81%)
5.15%	07/25/56[1,2]	$578,904	$577,796
Allegro CLO VII Ltd.,
Series 2018-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
5.43%	06/13/31[1,2,3]	909,868	909,610
AmeriCredit Automobile Receivables Trust,
Series 2020-3, Class D
1.49%	09/18/26	2,587,000	2,582,949
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.45%	10/15/30[1,2,3]	5,250,953	5,248,412
Carvana Auto Receivables Trust,
Series 2021-N2, Class D
1.27%	03/10/28	670,449	647,941
CIFC Funding Ltd.,
Series 2016-1A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.00%)
5.29%	10/21/31[1,2,3]	4,750,000	4,728,625
CLI Funding VI LLC,
Series 2020-1A, Class A
2.08%	09/18/45[2]	408,115	377,516
Credit Acceptance Auto Loan Trust,
Series 2025-1A, Class C
5.71%	07/16/35[2]	3,750,000	3,764,505
DataBank Issuer,
Series 2021-1A, Class A2
2.06%	02/27/51[2]	1,000,000	971,514
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II
4.47%	10/25/45[2]	3,617,250	3,610,182
Domino’s Pizza Master Issuer LLC,
Series 2018-1A, Class A2I
4.12%	07/25/48[2]	2,145,140	2,135,166
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.47%	08/15/31[1,2,3]	2,885,202	2,884,480
Exeter Automobile Receivables Trust,
Series 2022-1A, Class D
3.02%	06/15/28	2,651,833	2,620,689
Global SC Finance VII Srl
(Barbados)
2.26%	11/19/40[2,3]	2,542,059	2,396,194
Goal Capital Funding Trust,
Series 2006-1, Class B
(CME Term SOFR 3-Month plus 0.45%)
5.30%	08/25/42[1]	847,668	811,242

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
GoldenTree Loan Management U.S. CLO 11 Ltd.,
Series 2021-11A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
5.37%	10/20/34[1,2,3]	$2,600,000	$2,589,504
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73[2]	2,321,255	2,194,662
LCM 37 Ltd.,
Series 37A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.06%)
5.36%	04/15/34[1,2,3]	2,800,000	2,791,432
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
5.53%	03/20/30[1,2,3]	613,831	614,027
Madison Park Funding XXIII Ltd.,
Series 2017-23A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.23%)
5.53%	07/27/31[1,2,3]	6,332,066	6,327,025
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.12%)
5.41%	10/20/29[1,2,3]	2,008,228	2,009,204
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06%	10/15/69[2]	659,840	593,872
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11%	02/18/70[2]	3,323,274	2,923,733
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(SOFR30A plus 0.71%)
5.05%	06/25/41[1,2]	827,219	821,568
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class XR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.95%)
5.26%	04/15/39[1,2,3]	2,500,000	2,501,210
Neuberger Berman Loan Advisers CLO 49 Ltd.,
Series 2022-49A, Class AR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.15%)
5.45%	07/25/35[1,2,3]	7,150,000	7,140,383
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.91%)
5.20%	10/20/34[1,2,3]	585,937	586,141

See accompanying Notes to Financial Statements.

41 / Annual Financial Statements March 2025

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 41 Ltd.,
Series 2019-2A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.09%)
5.39%	10/15/33[1,2,3]	$5,470,000	$5,471,668
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
5.96%	01/25/31[1,2,3]	1,310,000	1,311,302
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
5.70%	04/15/31[1,2,3]	5,060,000	5,061,407
Regatta XVI Funding Ltd.,
Series 2019-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.20%)
5.50%	01/15/33[1,2,3]	2,900,000	2,898,794
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
5.74%	10/20/30[1,2,3]	552,234	552,703
Rockford Tower CLO Ltd.,
Series 2018-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
5.68%	05/20/31[1,2,3]	543,156	543,248
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
5.45%	08/20/32[1,2,3]	2,211,917	2,208,566
Santander Drive Auto Receivables Trust,
Series 2021-3, Class D
1.33%	09/15/27	2,411,859	2,388,566
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37†,4,5	5,194,612	4,795,600
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
6.47%	07/25/22[1]	1,324,909	1,328,233
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
5.92%	07/25/23[1]	711,782	711,140
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
5.15%	01/25/29[1]	1,223,592	1,201,562
SLM Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.71%)
5.05%	02/26/29[1]	2,222,619	2,174,258

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer LLC,
Series 2020-1A, Class A2
1.89%	08/25/45[2]	$3,032,000	$2,993,435
TCI-Symphony CLO Ltd.,
Series 2016-1A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.28%)
5.57%	10/13/32[1,2,3]	6,904,077	6,905,989
Tricon American Homes,
Series 2020-SFR1, Class F
4.88%	07/17/38[2]	3,282,000	3,263,678
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65%	09/15/45[2]	7,280,000	7,162,526
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.44%	10/20/31[1,2,3]	3,056,591	3,056,096
Voya CLO,
Series 2017-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
5.54%	06/07/30[1,2,3]	1,137,495	1,137,793
World Omni Auto Receivables Trust,
Series 2021-D, Class B
1.52%	11/15/27	5,325,000	5,224,456

Total Asset-Backed Securities
(Cost $125,863,437)			125,750,602

BANK LOANS — 1.02%*
Communications — 0.07%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	12/17/27[1]	66,537	66,657
CSC Holdings LLC,
Term Loan B5, 1st Lien
(SOFR plus 1.50%)
8.09%	04/15/27[1]	45,054	42,455
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.01%)
9.32%	08/19/26[1,6]	32,680	30,491
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
9.80%	08/15/28[1]	74,359	66,839
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
9.58%	04/22/25[1]	21,571	21,622
Virgin Media Bristol LLC,
Term Loan Y3, 1st Lien
(SOFR plus 3.18%)
7.64%	03/31/31[1]	31,648	30,517

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 42

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Communications (continued)
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.44%	03/09/27[1]	$431,905	$403,062

			661,643

Consumer Discretionary — 0.06%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	07/31/28[1]	30,650	30,407
Celsius Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57%	03/21/32[1]	29,418	29,510
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.07%	11/08/30[1]	39,190	39,199
Naked Juice, LLC,
Term Loan, 1st Lien
(SOFR plus 3.10%)
7.41%	01/24/29[1]	680,590	359,168
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.40%	01/24/30[1]	136,414	33,137
Opal U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.57%	03/01/32[1]	97,104	96,619

			588,040

Electric — 0.05%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.07%	09/30/31[1]	90,322	90,464
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 1.75%)
6.07%	01/31/31[1]	21,098	21,043
Cornerstone Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57%	10/28/31[1]	26,261	26,294
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	08/01/30[1]	30,539	30,566
EFS Cogen Holdings I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.80%	10/03/31[1]	50,911	50,920

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Electric (continued)
Hunterstown Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.80%	11/06/31[1]	$30,515	$30,667
Potomac Energy Center LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	03/14/32[1]	30,546	30,432
Term Loan, 1st Lien
(SOFR plus 6.26%)
10.58%	11/12/26[1]	31,185	31,185
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55%	08/29/31[1]	30,389	30,389
Term Loan C, 1st Lien
(SOFR plus 3.25%)
7.56%	08/29/31[1]	1,943	1,943
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.07%	12/20/30[1]	134,491	134,233

			478,136

Entertainment — 0.01%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07%	08/13/31[1]	99,515	100,096

Finance — 0.08%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 1.75%)
6.07%	06/24/30[1]	533,459	533,571
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.05%	04/09/27[1]	171,171	162,844
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.31%	12/15/31[1]	66,207	65,504

			761,919

Food — 0.02%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.19%	10/01/25[1]	23,891	23,492
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
8.44%	06/12/28[1]	63,706	62,333

See accompanying Notes to Financial Statements.

43 / Annual Financial Statements March 2025

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)
Food (continued)
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07%	04/25/31[1]	$125,094	$126,892

			212,717

Health Care — 0.09%
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
6.46%	11/15/27[1]	105,912	105,032
IQVIA, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.75%)
6.05%	01/02/31[1]	175,895	176,294
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
6.57%	05/05/28[1,3]	138,164	138,267
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
4.30%	07/01/31[1]	264,227	197,729
Term Loan, 1st Lien
(SOFR plus 8.50%)
12.79%	01/07/26[1]	81,493	69,676
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 5.35%)
9.66%	05/14/29[1]	31,402	31,637
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	09/27/30[1]	95,733	91,664

			810,299

Health Care REITs — 0.14%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.26%	02/22/27[1]	331,629	325,825
5.26%	08/20/27[1]	331,629	325,825
Term Loan, 1st Lien
(SOFR plus 0.95%)
5.32%	03/01/29[1]	669,298	656,749

			1,308,399

Industrials — 0.11%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.80%	02/15/31[1]	82,646	78,594
Balcan Innovations, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.75%)
9.04%	10/10/31[1,3]	44,641	44,585

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)
Industrials (continued)
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
6.19%	07/01/29[1]	$735,221	$735,894
TCP Sunbelt Acquisition Co.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.57%	10/24/31[1]	114,713	114,569
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.05%	08/24/28[1]	66,038	66,092
WEC U.S. Holdings Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.57%	01/27/31[1]	8,060	7,996

			1,047,730

Information Technology — 0.17%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
7.67%	12/06/27[1]	123,091	120,668
Barracuda Parent LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.79%	08/15/29[1]	32,634	28,408
Cast & Crew Payroll LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07%	12/29/28[1]	22,653	21,878
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.30%	01/29/27[1]	31,996	19,870
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.31%	12/12/29[1]	76,502	76,757
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.09%	08/14/25[1]	224,758	219,441
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.40%	10/01/27[1]	630,253	592,841
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	02/06/31[1]	34,412	34,397
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.57%	12/31/31[1]	77,814	71,697

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 44

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
8.57%	05/03/28[1]	$26,440	$25,184
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.17%	02/01/28[1]	82,930	73,996
Renaissance Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.32%	04/05/30[1]	56,792	55,834
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.56%	03/04/28[1]	95,384	81,017
TripAdvisor, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.05%	07/08/31[1]	46,778	46,161
X Corp.,
Term Loan B1, 1st Lien
(SOFR plus 6.65%)
10.95%	10/26/29[1]	74,777	74,403
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.22% - 8.32%	11/17/29[1]	75,707	72,395

			1,614,947

Insurance — 0.04%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.07%	02/15/27[1]	180,871	180,613
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.42%	08/19/28[1]	47,264	46,847
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
7.69%	12/23/26[1]	93,788	93,712

			321,172

Materials — 0.01%
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
6.92%	05/06/27[1]	38,482	38,482

Residential REITs — 0.10%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 0.95%)
5.27%	09/09/28[1]	954,196	939,883

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Retail — 0.03%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.07%	09/20/30[1,3]	$20,377	$20,219
Dave & Buster’s, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.56%	11/01/31[1]	63,831	55,972
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.18%	03/15/28[1]	192,744	193,419

			269,610

Services — 0.04%
Albion Financing 3 SARL,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	08/16/29[1]	10,858	10,882
Belron Finance U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.05%	10/16/31[1]	34,382	34,366
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.66%	03/06/28[1]	59,321	25,113
(SOFR plus 4.51%)
8.82%	03/06/28[1]	21,133	9,422
Kelso Industries LLC,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 5.75%)
10.07%	12/30/29[1,7]	6,133	6,110
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.07%	12/26/29[1]	95,533	95,174
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.82%	11/14/30[1]	36,377	36,309
Sabre GLBL, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.42%	06/30/28[1]	28,785	27,867
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.42%	11/02/27[1]	166,071	156,800

			402,043

Total Bank Loans
(Cost $10,065,480)			9,555,116

CORPORATES — 30.06%*

Banking — 7.37%
Bank of America Corp.
3.71%	04/24/28[8]	944,000	928,172

See accompanying Notes to Financial Statements.

45 / Annual Financial Statements March 2025

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Banking (continued)
Bank of America Corp.
(MTN)
1.32%	06/19/26[8]	$7,263,000	$7,211,335
2.55%	02/04/28[8]	4,275,000	4,125,274
HSBC Holdings PLC
(United Kingdom)
2.01%	09/22/28[3,8]	11,500,000	10,758,892
JPMorgan Chase & Co.
1.04%	02/04/27[8]	14,051,000	13,640,574
2.08%	04/22/26[8]	2,350,000	2,346,243
2.18%	06/01/28[8]	879,000	836,494
Lloyds Banking Group PLC
(United Kingdom)
1.63%	05/11/27[3,8]	590,000	570,743
PNC Financial Services Group, Inc. (The)
5.58%	06/12/29[8]	830,000	853,749
6.62%	10/20/27[8]	4,570,000	4,710,524
Santander UK Group Holdings PLC
(United Kingdom)
1.67%	06/14/27[3,8]	3,007,000	2,897,477
U.S. Bancorp
4.65%	02/01/29[8]	5,365,000	5,369,201
Wells Fargo & Co.
(MTN)
2.39%	06/02/28[8]	1,275,000	1,217,063
5.57%	07/25/29[8]	13,235,000	13,595,517

			69,061,258

Communications — 1.08%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91%	07/23/25	397,000	396,967
Cox Communications, Inc.
7.63%	06/15/25	900,000	904,356
CSC Holdings LLC
11.75%	01/31/29[2]	1,514,000	1,468,985
Discovery Communications LLC
4.13%	05/15/29	3,500,000	3,306,496
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38%	10/07/30[3]	485,000	491,012
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15%	03/20/28[2]	621,000	623,970
T-Mobile USA, Inc.
3.75%	04/15/27	3,015,000	2,971,826

			10,163,612

Consumer Discretionary — 1.61%
Altria Group, Inc.
4.88%	02/04/28	1,425,000	1,434,963
BAT Capital Corp.
3.56%	08/15/27	2,440,000	2,381,636

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Consumer Discretionary (continued)
Davide Campari-Milano NV
(Netherlands)
2.38%	01/17/29[3]	$300,000	$307,049
Hyatt Hotels Corp.
5.05%	03/30/28	2,410,000	2,422,024
Imperial Brands Finance PLC
(United Kingdom)
3.50%	07/26/26[2,3]	5,205,000	5,131,458
RAC Bond Co. PLC
(EMTN)
(United Kingdom)
8.25%	11/06/28[3]	400,000	555,626
WarnerMedia Holdings, Inc.
3.76%	03/15/27	2,920,000	2,848,489

			15,081,245

Diversified REITs — 1.84%
American Tower Corp.
5.25%	07/15/28	7,290,000	7,422,090
Crown Castle, Inc.
3.80%	02/15/28	3,940,000	3,835,518
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30	1,245,000	1,178,304
5.30%	01/15/29	2,179,000	2,185,171
VICI Properties LP/VICI Note Co., Inc.
5.75%	02/01/27[2]	2,590,000	2,625,818

			17,246,901

Electric — 2.25%
Alliant Energy Finance LLC
1.40%	03/15/26[2]	6,540,000	6,330,042
5.95%	03/30/29[2]	805,000	834,232
Duke Energy Corp.
4.30%	03/15/28	1,835,000	1,824,688
Eversource Energy
2.90%	03/01/27	5,425,000	5,256,245
ITC Holdings Corp.
4.95%	09/22/27[2]	4,960,000	4,996,996
Jersey Central Power & Light Co.
4.30%	01/15/26[2]	1,868,000	1,861,079

			21,103,282

Energy — 0.23%
Southern Co. Gas Capital Corp.
3.88%	11/15/25	1,950,000	1,942,565
Venture Global LNG, Inc.
9.88%	02/01/32[2]	185,000	196,633

			2,139,198

Finance — 4.66%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26[3]	500,000	483,326
Air Lease Corp.
3.63%	04/01/27	4,835,000	4,757,803

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 46

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Finance (continued)
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[2,3]	$2,545,000	$2,383,886
2.75%	02/21/28[2,3]	1,350,000	1,270,537
Citigroup, Inc.
1.46%	06/09/27[8]	5,000,000	4,817,215
3.52%	10/27/28[8]	4,987,000	4,848,871
Goldman Sachs Group, Inc. (The)
1.54%	09/10/27[8]	1,825,000	1,745,961
1.95%	10/21/27[8]	10,000,000	9,594,668
Morgan Stanley
0.99%	12/10/26[8]	5,000,000	4,875,339
1.59%	05/04/27[8]	5,855,000	5,670,542
Morgan Stanley Bank N.A.
(BKNT)
4.97%	07/14/28[8]	3,155,000	3,183,323

			43,631,471

Food — 0.99%
ELO SACA
(EMTN)
(France)
4.88%	12/08/28[3]	500,000	482,332
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00%	02/02/29[3]	1,795,000	1,680,879
5.13%	02/01/28[3]	2,205,000	2,229,160
Mars, Inc.
4.80%	03/01/30[2]	4,860,000	4,891,150

			9,283,521

Health Care — 2.28%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[2,3]	925,000	925,413
American Medical Systems Europe BV
(Netherlands)
3.00%	03/08/31[3]	990,000	1,051,083
Bayer U.S. Finance II LLC
2.85%	04/15/25[2]	385,000	384,884
Bayer U.S. Finance LLC
6.25%	01/21/29[2]	6,230,000	6,460,820
Grifols SA,
Series REGS
(Spain)
7.50%	05/01/30[3]	570,000	644,083
HCA, Inc.
5.88%	02/15/26	1,980,000	1,988,102
HCA, Inc.
(MTN)
7.58%	09/15/25	1,100,000	1,112,153
Illumina, Inc.
5.75%	12/13/27	2,275,000	2,327,408
Johnson & Johnson
3.05%	02/26/33	790,000	843,587

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
Kedrion SpA
(Italy)
6.50%	09/01/29[2,3]	$370,000	$352,052
ModivCare, Inc.
5.00%	10/01/29[2,9]	866,000	355,060
Premier Health Partners,
Series G
2.91%	11/15/26	3,500,000	3,385,531
Thermo Fisher Scientific, Inc.
0.50%	03/01/28	1,555,000	1,576,854

			21,407,030

Health Care REITs — 0.91%
DOC DR LLC
4.30%	03/15/27	3,995,000	3,972,338
Healthcare Realty Holdings LP
3.50%	08/01/26	1,451,000	1,426,900
3.63%	01/15/28	3,255,000	3,144,436

			8,543,674

Industrial REITs — 0.38%
LXP Industrial Trust
6.75%	11/15/28	3,325,000	3,518,661

Industrials — 1.44%
Amcor Flexibles North America, Inc.
4.00%	05/17/25	4,125,000	4,119,236
Berry Global, Inc.
1.65%	01/15/27	2,000,000	1,898,386
4.88%	07/15/26[2]	636,000	635,729
Boeing Co. (The)
6.26%	05/01/27	2,455,000	2,526,824
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
4.94%	05/05/26[1]	2,235,000	2,242,147
(CME Term SOFR 3-Month plus 0.74%)
5.06%	08/15/36[1]	2,182,000	2,049,744

			13,472,066

Information Technology — 1.37%
Dell International LLC/EMC Corp.
4.75%	04/01/28	1,415,000	1,421,787
Foundry JV Holdco LLC
5.50%	01/25/31[2]	1,900,000	1,930,872
Netflix, Inc.
3.63%	06/15/25[2]	3,207,000	3,201,138
Open Text Corp.
(Canada)
6.90%	12/01/27[2,3]	2,635,000	2,728,542
Oracle Corp.
4.80%	08/03/28	950,000	958,103
Uber Technologies, Inc.
4.30%	01/15/30	2,132,000	2,097,018
7.50%	09/15/27[2]	534,000	540,908

			12,878,368

See accompanying Notes to Financial Statements.

47 / Annual Financial Statements March 2025

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Insurance — 1.01%
Aon Corp.
4.50%	12/15/28	$1,442,000	$1,438,666
Farmers Exchange Capital
7.05%	07/15/28[2]	1,625,000	1,698,256
MMI Capital Trust I,
Series B
7.63%	12/15/27	2,000,000	2,119,483
Willis North America, Inc.
2.95%	09/15/29	35,000	32,307
4.65%	06/15/27	4,202,000	4,206,097

			9,494,809

Materials — 0.34%
International Flavors & Fragrances, Inc.
1.83%	10/15/27[2]	3,440,000	3,206,640

Office REITs — 0.13%
Hudson Pacific Properties LP
3.25%	01/15/30	144,000	99,699
4.65%	04/01/29	1,460,000	1,110,669

			1,210,368

Retail — 0.12%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%	04/01/26[2]	935,000	926,706
Papa John’s International, Inc.
3.88%	09/15/29[2]	230,000	215,744

			1,142,450

Retail REITs — 0.20%
Federal Realty OP LP
7.48%	08/15/26	1,850,000	1,899,369

Services — 0.92%
AA Bond Co. Ltd.,
(EMTN)
(United Kingdom)
8.45%	01/31/28[3]	455,000	622,225
Global Payments, Inc.
2.15%	01/15/27	7,201,000	6,902,018
Worldline SA
(France)
0.00%	07/30/26[3,10]	10,000	1,054,022

			8,578,265

Specialized REITs — 0.81%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00%	05/04/28[3]	935,000	938,025
Extra Space Storage LP
3.88%	12/15/27	6,745,000	6,627,687

			7,565,712

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Transportation — 0.12%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28	$1,147,556	$1,080,708

Total Corporates
(Cost $278,289,384)			281,708,608

FOREIGN GOVERNMENT OBLIGATIONS — 0.07%
Foreign Government Obligations — 0.07%
Israel Government International Bond,
Series 5Y
(Iceland)
5.38%	02/19/30[3]	640,000	644,866

Total Foreign Government Obligations
(Cost $634,643)

MORTGAGE-BACKED — 53.01%**

Non-Agency Commercial Mortgage-Backed — 8.05%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.18%)
5.50%	08/15/34[1,2,3]	1,231,663	1,230,538
BANK,
Series 2018-BN14, Class A2
4.13%	09/15/60	3,329,185	3,285,048
Benchmark Mortgage Trust,
Series 2020-B17, Class A2
2.21%	03/15/53	4,156,146	4,021,925
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(CME Term SOFR 1-Month plus 0.77%)
5.09%	05/15/38[1,2]	931,331	929,143
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A
(CME Term SOFR 1-Month plus 0.80%)
5.12%	10/15/38[1,2]	1,718,250	1,712,792
BX,
Series 2021-MFM1, Class A
(CME Term SOFR 1-Month plus 0.81%)
5.13%	01/15/34[1,2]	374,520	373,208
BX,
Series 2021-MFM1, Class B
(CME Term SOFR 1-Month plus 1.06%)
5.38%	01/15/34[1,2]	1,354,500	1,347,342
BXP Trust,
Series 2017-GM, Class B
3.42%	06/13/39[2,8]	2,465,000	2,361,599
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
5.87%	12/15/37[1,2]	3,128,000	3,124,228
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55%	02/10/49	28,061	27,970

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 48

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
DBGS Mortgage Trust,
Series 2018-BIOD, Class A
(CME Term SOFR 1-Month plus 1.10%)
5.42%	05/15/35[1,2]	$297,638	$295,104
Extended Stay America Trust,
Series 2021-ESH, Class A
(CME Term SOFR 1-Month plus 1.19%)
5.51%	07/15/38[1,2]	1,063,633	1,063,340
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class A
(CME Term SOFR 1-Month plus 2.09%)
6.41%	03/15/28[1,2]	1,755,000	1,758,202
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.20%	08/10/44[2,8]	2,022,539	1,944,224
GWT,
Series 2024-WLF2, Class A
(CME Term SOFR 1-Month plus 1.69%)
6.01%	05/15/41[1,2]	2,767,000	2,770,442
HILT COMMERCIAL Mortgage Trust,
Series 2024-ORL, Class A
(CME Term SOFR 1-Month plus 1.54%)
5.86%	05/15/37[1,2]	2,480,000	2,481,999
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A
5.88%	05/10/39[2,8]	2,668,000	2,688,419
Independence Plaza Trust,
Series 2018-INDP, Class A
3.76%	07/10/35[2]	3,294,364	3,260,086
Independence Plaza Trust,
Series 2018-INDP, Class B
3.91%	07/10/35[2]	10,000,000	9,852,938
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.85%	09/06/38[2,8]	4,000,000	3,878,190
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A
(CME Term SOFR 1-Month plus 1.16%)
5.48%	04/15/38[1,2]	4,932,362	4,924,777
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.13%	12/15/35[1,2]	2,660,005	2,662,208
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.48%	03/15/48[8]	1,196,282	12
One New York Plaza Trust,
Series 2020-1NYP, Class A
(CME Term SOFR 1-Month plus 1.06%)
5.38%	01/15/36[1,2]	2,000,000	1,918,382
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class A
2.83%	10/25/52[2]	900,136	888,170

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
SMRT,
Series 2022-MINI, Class A
(CME Term SOFR 1-Month plus 1.00%)
5.32%	01/15/39[1,2]	$2,885,000	$2,865,109
SREIT Trust,
Series 2021-MFP2, Class A
(CME Term SOFR 1-Month plus 0.94%)
5.26%	11/15/36[1,2]	3,640,000	3,619,118
SREIT Trust,
Series 2021-PALM, Class E
(CME Term SOFR 1-Month plus 2.02%)
6.34%	10/15/34[1,2]	2,500,000	2,465,149
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15%	08/15/51	979,370	976,476
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A
5.54%	03/15/40[2,8]	2,978,000	2,989,000
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A
(CME Term SOFR 1-Month plus 1.31%)
5.63%	05/15/31[1,2]	3,760,000	3,738,648

			75,453,786

Non-Agency Mortgage-Backed — 14.81%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
4.91%	04/25/36[1]	5,676,085	5,203,984
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(CME Term SOFR 1-Month plus 0.82%)
5.14%	11/25/35[1]	3,800,552	3,740,750
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(CME Term SOFR 1-Month plus 0.85%)
5.17%	10/25/35[1]	2,005,114	1,979,359
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(CME Term SOFR 1-Month plus 0.65%)
2.93%	03/25/36[1]	1,348,467	1,324,108
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33	2,317,785	2,313,499
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
6.09%	07/25/34[8]	172,358	167,298
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(CME Term SOFR 1-Month plus 0.27%)
4.59%	03/25/37[1]	2,803,993	2,725,788

See accompanying Notes to Financial Statements.

49 / Annual Financial Statements March 2025

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Chase Funding Trust,
Series 2002-2, Class 2A1
(CME Term SOFR 1-Month plus 0.61%)
4.93%	05/25/32[1]	$703,192	$700,425
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
6.80%	02/25/37[8]	1,836,944	1,786,877
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
6.68%	06/25/35[8]	361,945	361,637
Chase Mortgage Finance Trust,
Series 2024-9, Class A4
5.50%	09/25/55[2,8]	3,335,672	3,324,041
Chevy Chase Mortgage Funding LLC, Mortgage-Backed Certificates,
Series 2005-2A, Class A1
(CME Term SOFR 1-Month plus 0.29%)
4.61%	05/25/36[1,2]	241,401	229,466
CIM Trust,
Series 2021-R3, Class A1A
1.95%	06/25/57[2,8]	4,964,342	4,558,410
CIM Trust,
Series 2022-I1, Class A1
4.35%	02/25/67[2,8]	3,872,538	3,841,130
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1
(CME Term SOFR 1-Month plus 0.40%)
4.72%	09/25/36[1,2]	4,598,688	4,448,890
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(CME Term SOFR 1-Month plus 0.59%)
4.91%	02/25/37[1]	1,301,067	1,238,074
Countrywide Asset-Backed Certificates Trust,
Series 2006-4, Class M1
(CME Term SOFR 1-Month plus 0.64%)
4.96%	07/25/36[1]	1,767,845	1,751,712
Countrywide Asset-Backed Certificates Trust,
Series 2007-7, Class 1A
(CME Term SOFR 1-Month plus 0.31%)
4.63%	10/25/47[1]	5,764,418	5,448,836
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
6.55%	08/25/348	6,308	5,826
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
6.23%	02/25/34[8]	29,232	29,256
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.34%	04/25/37[1]	1,761,604	1,012,058
Cross Mortgage Trust,
Series 2024-H6, Class A1
5.13%	09/25/69[2,8]	1,126,293	1,120,896

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1
(SOFR30A plus 2.10%)
6.44%	03/25/42[1,2]	$3,021,575	$3,067,617
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(CME Term SOFR 1-Month plus 1.11%)
5.43%	08/25/34[1]	310,512	283,944
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(CME Term SOFR 1-Month plus 0.89%)
5.21%	09/25/35[1]	534,179	532,548
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.17%	09/25/34[8]	751	758
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA6, Class M1A
(SOFR30A plus 2.15%)
6.49%	09/25/42[1,2]	862,001	869,599
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(CME Term SOFR 1-Month plus 0.77%)
5.09%	01/25/36[1]	4,194,291	4,037,331
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(CME Term SOFR 1-Month plus 0.55%)
4.87%	06/25/30[1]	46,691	41,975
GSAMP Trust,
Series 2005-HE4, Class M3
(CME Term SOFR 1-Month plus 0.89%)
5.21%	07/25/45[1]	633,716	631,246
GSAMP Trust,
Series 2006-HE2, Class M1
(CME Term SOFR 1-Month plus 0.59%)
4.91%	03/25/46[1]	1,595,748	1,571,174
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
5.08%	11/25/35[8]	59,915	57,862
Impac CMB Trust,
Series 2005-5, Class A1
(CME Term SOFR 1-Month plus 0.43%)
5.07%	08/25/35[1]	751,354	708,153
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(CME Term SOFR 1-Month plus 0.91%)
5.23%	11/25/34[1]	399,772	377,839
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1998-1, Class A4
6.49%	09/25/28	71,410	71,125
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(CME Term SOFR 1-Month plus 0.73%)
3.05%	10/25/35[1]	1,942,083	1,907,778

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 50

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class M1
(CME Term SOFR 1-Month plus 0.59%)
4.91%	04/25/36[1]	$3,208,220	$3,257,083
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class M1
(CME Term SOFR 1-Month plus 0.34%)
4.66%	05/25/37[1]	7,750,000	7,589,747
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A1
(CME Term SOFR 1-Month plus 0.27%)
4.59%	06/25/37[1]	930,082	929,689
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
6.81%	07/25/35[8]	144,722	144,507
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
6.38%	07/25/35[8]	43,568	44,214
JPMorgan Mortgage Trust,
Series 2024-4, Class A4A
6.00%	10/25/54[2,8]	3,337,946	3,356,380
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.41%	01/25/34[8]	1,856	1,814
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
6.37%	11/21/34[8]	232,552	221,783
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
5.63%	04/25/348	30,188	29,054
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25%	12/25/32	412,868	420,326
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50%	07/25/33	1,148,251	1,170,989
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25%	11/25/33	1,217,983	1,211,787
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50%	07/25/34	1,043,198	1,045,531
MASTR Asset-Backed Securities Trust,
Series 2006-HE1, Class M1
(CME Term SOFR 1-Month plus 0.67%)
4.99%	01/25/361	3,589,967	3,502,832
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.56%	10/25/32[8]	69,942	68,731
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
4.79%	06/25/37[1]	2,833,291	2,829,585
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
5.58%	08/25/34[8]	306,839	290,189

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79%	10/15/40[2]	$1,796,860	$1,801,806
Mid-State Trust,
Series 10W, Class A2
5.82%	02/15/36	140,636	139,700
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2004-NC7, Class M2
(CME Term SOFR 1-Month plus 1.04%)
5.36%	07/25/34[1]	615,864	647,590
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-1, Class A4
5.50%	03/25/55[2,8]	3,000,000	2,986,908
MortgageIT Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.71%)
5.03%	08/25/35[1]	62,589	62,120
MortgageIT Trust,
Series 2005-4, Class A1
(CME Term SOFR 1-Month plus 0.67%)
4.99%	10/25/35[1]	1,321,656	1,312,799
New Century Home Equity Loan Trust,
Series 2005-D, Class M1
(CME Term SOFR 1-Month plus 0.79%)
5.11%	02/25/36[1]	3,366,096	3,258,719
NLT Trust,
Series 2021-INV2, Class A1
1.16%	08/25/56[2,8]	5,044,481	4,309,875
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates,
Series 2005-5, Class 1APT
(CME Term SOFR 1-Month plus 0.67%)
4.99%	12/25/35[1]	2,209,819	2,175,982
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCW3, Class M2
(CME Term SOFR 1-Month plus 0.85%)
5.17%	08/25/35[1]	1,333,578	1,310,430
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(CME Term SOFR 1-Month plus 0.71%)
5.03%	07/25/37[1]	3,286,182	3,217,761
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 04/25/25)
6.61%	10/25/25[2]	4,891,038	4,894,530
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 04/25/25)
5.56%	06/25/27[2]	8,281,289	8,279,256
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.65%	03/25/35[8]	827,385	452,197
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(CME Term SOFR 1-Month plus 0.76%)
5.41%	05/25/35[1]	331,867	331,593

See accompanying Notes to Financial Statements.

51 / Annual Financial Statements March 2025

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Saxon Asset Securities Trust,
Series 2006-2, Class M1
(CME Term SOFR 1-Month plus 0.55%)
4.87%	09/25/36[1]	$8,681,710	$8,222,967
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 05/25/25)
2.83%	01/25/36	1,297,229	1,099,678
Soundview Home Loan Trust,
Series 2006-OPT4, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
4.89%	06/25/36[1]	2,680,771	2,580,833
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(CME Term SOFR 1-Month plus 1.09%)
5.41%	12/25/35[1]	717,083	711,370
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(CME Term SOFR 1-Month plus 0.28%)
4.60%	01/25/37[1]	276,693	275,240
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
5.67%	09/25/33[8]	137,140	132,922
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(CME Term SOFR 1-Month plus 1.21%)
5.53%	07/25/34[1,2]	54,480	52,484
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 04/25/25)
6.24%	02/27/51[2]	1,646,679	1,648,656
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
5.34%	01/25/35[8]	226,559	210,793
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50%	07/25/34	360,991	360,474
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(CME Term SOFR 1-Month plus 0.69%)
5.01%	10/25/45[1]	652,752	649,124
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
5.09%	01/25/45[1]	84,038	83,533

			138,794,850

U.S. Agency Commercial Mortgage-Backed — 1.08%
Fannie Mae-Aces,
Series 2021-M1, Class A1
0.87%	11/25/30	1,377,797	1,292,184
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ34, Class A1
0.68%	06/25/26	305,188	301,176
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ37, Class A1
1.68%	12/25/27	7,500,234	7,102,256

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus 0.74%)
5.31%	05/25/44[1]	$860,656	$860,634
Ginnie Mae,
Series 2008-92, Class E
5.56%	03/16/44[8]	527,657	526,181

			10,082,431

U.S. Agency Mortgage-Backed — 29.07%
Fannie Mae Pool 735861
6.50%	09/01/33	3,604	3,742
Fannie Mae Pool 770900
(RFUCCT1Y plus 1.55%)
6.93%	04/01/34[1]	57,084	57,549
Fannie Mae Pool AE0083
6.00%	01/01/40	358,815	377,094
Fannie Mae Pool AL0851
6.00%	10/01/40	413,769	434,847
Fannie Mae REMICS,
Series 1997-76, Class FS
(SOFR30A plus 0.56%)
4.91%	09/17/27[1]	1,508	1,514
Fannie Mae REMICS,
Series 2001-60, Class OF
(SOFR30A plus 1.06%)
5.40%	10/25/31[1]	201,040	202,271
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
4.92%	07/25/37[1]	123,998	123,398
Fannie Mae REMICS,
Series 2009-85, Class LF
(SOFR30A plus 1.31%)
5.65%	10/25/49[1]	1,387,866	1,415,888
Fannie Mae REMICS,
Series 2009-96, Class FA
(SOFR30A plus 1.01%)
5.35%	11/25/49[1]	839,979	842,662
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
4.85%	10/25/40[1]	376,523	373,810
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X SOFR30A plus 6.12%, 6.23% Cap)
1.78%	11/25/36[1]	2,386,740	210,471
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00%	05/25/40	290,372	293,497
Fannie Mae REMICS,
Series 2010-6, Class BF
(SOFR30A plus 0.87%)
5.21%	02/25/40[1]	721,024	723,558

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 52

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
2.15%	09/25/40[1]	$2,104,277	$229,628
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
4.95%	01/25/50[1]	2,610,591	2,584,636
Fannie Mae REMICS,
Series 2020-10, Class FA
(SOFR30A plus 0.61%)
4.95%	03/25/50[1]	4,597,551	4,542,170
Fannie Mae REMICS,
Series 2024-73, Class FB
(SOFR30A plus 1.20%)
5.54%	10/25/54[1]	13,829,526	13,808,553
Freddie Mac Gold Pool A45796
7.00%	01/01/33	522	537
Freddie Mac Gold Pool C46104
6.50%	09/01/29	903	920
Freddie Mac REMICS,
Series 2174, Class PN
6.00%	07/15/29	101,389	103,249
Freddie Mac REMICS,
Series 2454, Class FQ
(SOFR30A plus 1.11%)
5.46%	06/15/31[1]	1,727	1,737
Freddie Mac REMICS,
Series 2733, Class FB
(SOFR30A plus 0.71%)
5.06%	10/15/33[1]	815,023	815,813
Freddie Mac REMICS,
Series 3294, Class CB
5.50%	03/15/37	136,954	139,538
Freddie Mac REMICS,
Series 3300, Class FA
(SOFR30A plus 0.41%)
4.76%	08/15/35[1]	246,061	243,440
Freddie Mac REMICS,
Series 3325, Class NF
(SOFR30A plus 0.41%)
4.76%	08/15/35[1]	634,553	627,795
Freddie Mac REMICS,
Series 3524, Class FC
(SOFR30A plus 1.05%)
5.40%	06/15/38[1]	157,926	158,888
Freddie Mac REMICS,
Series 3531, Class FM
(SOFR30A plus 1.01%)
5.36%	05/15/39[1]	93,107	93,672
Freddie Mac REMICS,
Series 4959, Class JF
(SOFR30A plus 0.56%)
4.90%	03/25/50[1]	4,230,128	4,104,177

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Strips,
Series 240, Class F30
(SOFR30A plus 0.41%)
4.76%	07/15/36[1]	$747,643	$738,874
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
4.96%	06/15/42[1]	906,700	898,896
Freddie Mac Strips,
Series 319, Class F2
(SOFR30A plus 0.61%)
4.96%	11/15/43[1]	4,275,610	4,217,524
Ginnie Mae (TBA)
4.00%	04/20/55	5,725,000	5,360,910
4.50%	04/20/55	10,125,000	9,716,127
5.00%	04/20/55	12,350,000	12,148,794
5.50%	04/20/55	7,400,000	7,415,503
Ginnie Mae II Pool 2286
8.50%	09/20/26	6	6
Ginnie Mae II Pool 2487
8.50%	09/20/27	295	296
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.88%	04/20/27[1]	2,174	2,170
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63%	03/20/32[1]	6,652	6,687
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.88%	06/20/32[1]	3,538	3,586
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63%	07/20/34[1]	92,670	93,963
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.00%)
5.13%	01/20/35[1]	3,153	3,227
Ginnie Mae II Pool MA9963
4.50%	10/20/54	4,951,432	4,753,259
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
2.37%	05/20/37[1]	1,649,683	166,005
Ginnie Mae,
Series 2013-53, Class AD
1.50%	12/20/26	53,134	52,329
Ginnie Mae,
Series 2024-143, Class FB
(SOFR30A plus 1.15%)
5.49%	09/20/54[1]	13,863,202	13,742,620

See accompanying Notes to Financial Statements.

53 / Annual Financial Statements March 2025

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2024-144, Class FD
(SOFR30A plus 1.15%)
5.49%	09/20/54[1]	$7,428,321	$7,437,887
Ginnie Mae,
Series 2024-148, Class AF
(SOFR30A plus 1.18%)
5.52%	09/20/54[1]	10,163,122	10,187,072
UMBS (TBA)
3.50%	04/01/40	14,925,000	14,362,783
3.50%	05/01/55	8,150,000	7,352,131
4.00%	04/01/40	22,675,000	22,094,996
4.00%	05/01/55	14,675,000	13,654,009
4.50%	04/01/40	33,800,000	33,501,918
4.50%	04/01/55	18,225,000	17,434,281
5.00%	04/01/40	33,575,000	33,758,152
5.00%	04/01/55	15,675,000	15,364,118
5.50%	04/01/55	5,425,000	5,418,164

			272,401,341

Total Mortgage-Backed
(Cost $503,057,936)			496,732,408

MUNICIPAL BONDS — 1.19%*

California — 0.27%
Campbell Union School District General Obligation, School Improvements, Series B
5.41%	08/01/27	2,545,000	2,582,934

Florida — 0.14%
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series B
2.14%	10/01/28	445,000	414,592
2.29%	10/01/29	985,000	902,089

			1,316,681

Maryland — 0.06%
City of Baltimore General Obligation, School Improvements, Series C
5.00%	10/15/25	530,000	531,849

Massachusetts — 0.18%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11%	07/15/31	1,730,353	1,710,380

New York — 0.54%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Subseries B2
2.31%	11/01/26	4,060,000	3,941,601
New York City Transitional Finance Authority Revenue Bonds, Public Improvements
3.19%	08/01/25	1,110,000	1,105,255

			5,046,856

Total Municipal Bonds
(Cost $11,565,864)			11,188,700

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 20.22%

U.S. Treasury Notes — 20.22%
U.S. Treasury Notes
3.88%	03/31/27	$65,435,000	$65,411,996
3.88%	03/15/28	36,510,000	36,505,722
4.00%	03/31/30	87,370,000	87,544,057

Total U.S. Treasury Securities
(Cost $188,959,383)			189,461,775

Total Bonds — 118.99%
(Cost $1,118,436,127)			1,115,042,075

Issues	Shares	Value

Purchased Swaptions - 0.02%
(Cost $406,342)		182,624

Issues	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 2.39%

Money Market Funds — 2.39%
Fidelity Investments Money Market Funds - Government
Portfolio
4.23%[11,12]	5,034,612	5,034,612
TCW Central Cash Fund
0.01%[11,13]	17,362,135	17,362,135

Total Short-Term Investments
(Cost $22,396,747)		22,396,747

Total Investments - 121.40%
(Cost $1,141,239,216)		1,137,621,446

Net unrealized depreciation on unfunded commitments

- 0.00%		(66)

Liabilities in Excess of Other Assets - (21.40)%		(200,497,509)

Net Assets - 100.00%		$937,123,871

[1]	Floating rate security. The rate disclosed was in effect at March 31, 2025.
[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Foreign denominated security issued by foreign domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $4,795,600, which is 0.51% of total net assets.
[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
[7]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $17,667, at an interest rate of 10.07% and a maturity of December 30, 2029. The investment is not accruing an unused commitment fee.

[8]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[9]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% payment-in-kind interest.
[10]	Zero coupon bond. The rate shown is the effective yield as of March 31, 2025.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 54

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

[11]	Represents the current yield as of March 31, 2025.
[12]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $4,124.
[13]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $4,795,600, which is 0.51% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Bank Note

(CLO): Collateralized Loan Obligation

(EMTN): Euro Medium-Term Note

(EUR): Euro (GBP): British Pound

(IO): Interest Only

(MTN): Medium-Term Note

(REIT): Real Estate Investment Trust

(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 289,000	USD 301,568	The Bank of New York Mellon	04/11/25	$10,795
EUR 2,635,000	USD 2,741,541	Goldman Sachs International	04/11/25	106,481
USD 7,436,713	EUR 6,842,000	The Bank of New York Mellon	07/11/25	3,111
USD 1,210,305	GBP 934,000	Goldman Sachs International	07/11/25	4,885

				125,272

GBP 934,000	USD 1,210,445	Goldman Sachs International	04/11/25	(4,915)
USD 1,840,131	EUR 1,755,000	Citibank N.A.	04/11/25	(56,749)
USD 1,860,067	EUR 1,777,000	Goldman Sachs International	04/11/25	(60,592)
USD 6,094,139	EUR 5,946,000	The Bank of New York Mellon	04/11/25	(332,555)
USD 295,408	EUR 288,000	Goldman Sachs International	04/11/25	(15,874)
USD 1,205,494	GBP 934,000	Goldman Sachs International	04/11/25	(37)

				(470,722)

NET UNREALIZED DEPRECIATION				$(345,450)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	4,031	06/30/25	$835,109,832	$3,872,098	$3,872,098

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note	1,977	06/30/25	(213,824,906)	(3,138,705)	(3,138,705)
U.S. Treasury Ten-Year Ultra Bond	427	06/18/25	(48,731,375)	(674,343)	(674,343)
U.S. Treasury Ultra Bond	141	06/18/25	(17,237,250)	(409,697)	(409,697)
Euro-Schatz Future	36	06/06/25	(4,159,181)	(3,351)	(3,351)
Euro-Bobl Future	9	06/06/25	(1,145,131)	(3,256)	(3,256)
Euro-Bund Future	5	06/06/25	(695,811)	(599)	(599)

			(285,793,654)	(4,229,951)	(4,229,951)

TOTAL FUTURES CONTRACTS			$549,316,178	$(357,853)	$(357,853)

See accompanying Notes to Financial Statements.

55 / Annual Financial Statements March 2025

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2025

			Received by the Fund		Paid by the Fund

Description	Counterparty	Fund Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)

PURCHASED SWAPTIONS
Option to enter into a 2-year Interest Rate Swap	Morgan Stanley	01/30/26	CME Term SOFR	Annually	4.46%	Annually	$50,170,000	$86,317	$204,443	$(118,126)
Option to enter into a 5-year Interest Rate Swap	JPMorgan Chase	01/30/26	CME Term SOFR	Annually	4.52%	Annually	21,365,000	96,307	201,899	(105,592)

TOTAL PURCHASED SWAPTIONS							$71,535,000	$182,624	$406,342	$(223,718)

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 56

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BONDS – 99.08%

ASSET-BACKED SECURITIES — 15.00%**
AGL CLO 12 Ltd.,
Series 2021-12A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.15%	07/20/34[1,2,3]		$125,000	$125,130
AIMCO CLO,
Series 2017-AA, Class SUB
(Cayman Islands)
0.00%	01/20/38[1,3,4]		355,000	221,528
BCRED CLO LLC,
Series 2023-1A, Class A
(CME Term SOFR 3-Month plus 2.30%)
6.59%	01/20/36[1,2]		250,000	251,780
Bear Mountain Park CLO Ltd.,
Series 2022-1A, Class BR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.75%)
6.05%	07/15/37[1,2,3]		200,000	199,691
Carvana Auto Receivables Trust,
Series 2022-P3, Class R
0.00%	09/10/29[1]		1,750	161,969
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
5.90%	04/20/34[1,2,3]		75,000	74,957
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30%	03/15/50[1]		81,513	75,784
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.62%)
4.94%	03/02/46[1,2,3,5,6]		419,900	41,487
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class C
3.48%	04/15/49	[1]	215,000	202,472
Elmwood CLO 30 Ltd.,
Series 2024-6A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.05%	07/17/37	[1,2,3]	250,000	250,088
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28%	08/17/37[1]		162,000	160,604
FirstKey Homes Trust,
Series 2020-SFR1, Class G
4.78%	08/17/37[1]		265,000	263,083
FirstKey Homes Trust,
Series 2021-SFR2, Class C
1.71%	09/17/38[1]		250,000	238,234
FirstKey Homes Trust,
Series 2022-SFR1, Class D
5.20%	05/19/39[1]		350,000	349,119

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
FRTKL,
Series 2021-SFR1, Class G
4.11%	09/17/38[1]		$300,000	$284,343
GLS Auto Receivables Issuer Trust,
Series 2023-2A, Class D
6.31%	03/15/29[1]		220,000	224,717
GoldenTree Loan Management U.S. CLO 17 Ltd.,
Series 2023-17A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.00%)
9.29%	07/20/36[1,2,3]		175,000	175,282
GoldenTree Loan Management U.S. CLO 20 Ltd.,
Series 2024-20A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
6.09%	07/20/37[1,2,3]		90,000	90,054
Golub Capital Partners CLO 42M-R, Ltd.,
Series 2019-42RA, Class A2R
(CME Term SOFR 3-Month plus 2.75%)
7.05%	01/20/36	[1,2]	175,000	176,543
Golub Capital Partners CLO 66B Ltd.,
Series 2023-66A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.95%)
6.25%	04/25/36	[1,2,3]	250,000	250,138
Golub Capital Partners CLO 69M, Ltd.,
Series 2023-69A, Class B1
(CME Term SOFR 3-Month plus 3.25%)
7.55%	11/09/36	[1,2]	250,000	252,145
HPS Loan Management Ltd.,
Series 2023-18A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.75%)
10.04%	07/20/36	[1,2,3]	175,000	177,844
HPS Loan Management Ltd.,
Series 2024-19A, Class C2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.90%)
7.20%	04/15/37	[1,2,3]	250,000	251,922
KGS-Alpha SBA COOF Trust,
Series 2015-1, Class A (IO)
1.50%	10/25/35	[1,4]	506,791	15,632
Neuberger Berman Loan Advisers CLO 56 Ltd.,
Series 2024-56A, Class SUB
(Cayman Islands)
0.00%	07/24/37	[1,3,4]	250,000	198,742
OCP CLO Ltd.,
Series 2023-28A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.35%)
9.66%	07/16/36[1,2,3]		250,000	252,714
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.21%	07/15/36[1,2,3]		125,000	125,063

See accompanying Notes to Financial Statements.

57 / Annual Financial Statements March 2025

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.,
Series 2024-3A, Class SUB
(Cayman Islands)
0.00%	07/20/37[1,3,4]	$250,000	$220,281
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
6.30%	01/20/34[1,2,3]	40,000	40,038
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00%	07/17/38[1]	250,000	242,596
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83%	08/17/40[1]	220,000	200,711
Progress Residential,
Series 2021-SFR3, Class E1
2.54%	05/17/26[1]	225,000	218,564
Progress Residential,
Series 2021-SFR3, Class F
3.44%	05/17/26[1]	200,000	195,750
Progress Residential,
Series 2021-SFR4, Class F
3.41%	05/17/38[1]	320,000	309,166
Rad CLO 22 Ltd.,
Series 2023-22A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.00%)
9.29%	01/20/37[1,2,3]	100,000	100,962
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
5.74%	10/20/30[1,2,3]	37,868	37,900
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37†,5,6	57,294	52,893
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.01%	08/15/31[2]	83,735	74,611
SLM Student Loan Trust,
Series 2007-7, Class B
(SOFR90A plus 1.01%)
5.57%	10/27/70[2]	215,000	218,416
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.02%	01/25/83[2]	340,000	359,782
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.02%	04/26/83[2]	340,000	353,790
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
6.67%	04/25/73[2]	340,000	364,198

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
6.67%	07/25/73	[2]	$235,000	$252,609
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00%	12/29/29	[1,3,4]	250,000	4,550
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	[1]	216,696	220,254
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36	[1]	251,956	257,760
Textainer Marine Containers VII Ltd.,
Series 2021-2A, Class A
(Bermuda)
2.23%	04/20/46	[1,3]	171,667	159,379
TIF Funding II LLC,
Series 2021-1A, Class A
1.65%	02/20/46	[1]	356,221	319,017
Trestles CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
5.72%	10/20/34	[1,2,3]	90,000	90,053
Tricon American Homes,
Series 2020-SFR1, Class D
2.55%	07/17/38	[1]	133,000	128,886
Tricon American Homes,
Series 2020-SFR1, Class F
4.88%	07/17/38	[1]	244,000	242,638

Total Asset-Backed Securities
(Cost $9,956,930)				9,755,869

CORPORATES — 22.84%*

Banking — 3.19%
Bank of America Corp.
3.42%	12/20/28	[4]	35,000	33,929
Bank of America Corp.
(MTN)
1.32%	06/19/26	[4]	100,000	99,289
1.92%	10/24/31	[4]	585,000	500,587
3.82%	01/20/28	[4]	110,000	108,634
Bank of America Corp.,
Series RR, NVS
4.38%[4,7]			15,000	14,654
HSBC Holdings PLC
(United Kingdom)
2.10%	06/04/26	[3,4]	330,000	328,419
2.36%	08/18/31	[3,4]	50,000	43,552
JPMorgan Chase & Co.
1.04%	02/04/27	[4]	250,000	242,698
1.58%	04/22/27	[4]	55,000	53,335
2.07%	06/01/29	[4]	205,000	189,944

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 58

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Banking (continued)
JPMorgan Chase & Co.,
NVS
1.05%	11/19/26[4]	$5,000	$4,891
PNC Financial Services Group, Inc. (The)
6.88%	10/20/34[4]	40,000	44,247
PNC Financial Services Group, Inc. (The),
Series T, NVS
3.40%[4,7]		15,000	14,305
Santander UK Group Holdings PLC
(United Kingdom)
1.67%	06/14/27[3,4]	40,000	38,543
U.S. Bancorp
4.84%	02/01/34[4]	35,000	33,999
5.84%	06/12/34[4]	15,000	15,497
Wells Fargo & Co.
(MTN)
2.39%	06/02/28[4]	45,000	42,955
2.57%	02/11/31[4]	95,000	85,696
3.35%	03/02/33[4]	155,000	139,080
5.57%	07/25/29[4]	40,000	41,090

			2,075,344

Communications — 2.34%
Altice Financing SA
(Luxembourg)
5.75%	08/15/29[1,3]	35,000	25,687
9.63%	07/15/27[1,3]	15,000	12,826
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.50%	06/01/33[1]	75,000	63,974
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70%	04/01/51	54,000	34,104
3.90%	06/01/52	149,000	96,479
6.65%	02/01/34	50,000	51,864
Cogent Communications Group LLC,
7.00%	06/15/27[1]	38,000	38,287
Consolidated Communications, Inc.
6.50%	10/01/28[1]	25,000	24,228
CSC Holdings LLC
6.50%	02/01/29[1]	92,000	76,536
7.50%	04/01/28[1]	28,000	20,123
11.75%	01/31/29[1]	89,000	86,354
Frontier Communications Holdings LLC
5.88%	10/15/27[1]	75,000	75,056
8.63%	03/15/31[1]	111,000	118,337
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38%	10/07/30[3]	100,000	101,240
Sirius XM Radio LLC
3.88%	09/01/31[1]	55,000	47,200
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15%	03/20/28[1]	315,000	316,506
Time Warner Cable LLC
5.50%	09/01/41	79,000	68,509

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Communications (continued)
5.88%	11/15/40	$10,000	$9,178
T-Mobile USA, Inc.
2.25%	02/15/26	66,000	64,685
Vmed O2 UK Financing I PLC
(United Kingdom)
7.75%	04/15/32[1,3]	35,000	35,209
VZ Secured Financing BV
(Netherlands)
5.00%	01/15/32[1,3]	175,000	152,328

			1,518,710

Consumer Discretionary — 1.96%
Altria Group, Inc.
4.88%	02/04/28	55,000	55,384
Anheuser-Busch InBev SA
(EMTN)
(Belgium)
3.95%	03/22/44[3]	100,000	103,840
BAT Capital Corp.
2.73%	03/25/31	25,000	22,156
5.65%	03/16/52	90,000	83,245
Becle, SAB de CV
(Mexico)
2.50%	10/14/31[1,3]	105,000	85,002
Central Garden & Pet Co.
4.13%	10/15/30	40,000	36,455
Edgewell Personal Care Co.
5.50%	06/01/28[1]	32,000	31,383
Everi Holdings, Inc.
5.00%	07/15/29[1]	73,000	73,248
Hyatt Hotels Corp.
5.05%	03/30/28	80,000	80,399
Imperial Brands Finance PLC
(United Kingdom)
6.13%	07/27/27[1,3]	70,000	72,170
JDE Peet’s NV
(Netherlands)
2.25%	09/24/31[1,3]	200,000	167,682
Opal Bidco SAS
(France)
6.50%	03/31/32[1,3]	35,000	35,000
RAC Bond Co. PLC
(EMTN)
(United Kingdom)
8.25%	11/06/28[3]	100,000	138,906
Spectrum Brands, Inc.
3.88%	03/15/31[1]	8,000	6,841
WarnerMedia Holdings, Inc.
4.28%	03/15/32	40,000	35,257
5.05%	03/15/42	70,000	56,007
5.14%	03/15/52	260,000	189,649

			1,272,624

Diversified REITs — 0.67%
American Assets Trust LP
3.38%	02/01/31	30,000	26,425

See accompanying Notes to Financial Statements.

59 / Annual Financial Statements March 2025

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Diversified REITs (continued)
6.15%	10/01/34	$10,000	$9,986
American Tower Corp.
2.90%	01/15/30	65,000	59,802
4.90%	03/15/30	65,000	65,336
Crown Castle, Inc.
3.80%	02/15/28	160,000	155,757
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31	50,000	46,715
5.38%	04/15/26	25,000	25,094
5.75%	06/01/28	25,000	25,450
VICI Properties LP/VICI Note Co., Inc.
4.13%	08/15/30[1]	12,000	11,302
4.50%	01/15/28[1]	9,000	8,901

			434,768

Electric — 1.22%
Alliant Energy Finance, LLC
3.60%	03/01/32[1]	55,000	49,779
Alpha Generation LLC
6.75%	10/15/32[1]	40,000	40,066
American Electric Power Co., Inc.
5.63%	03/01/33	60,000	61,574
Arizona Public Service Co.
6.35%	12/15/32	75,000	79,890
Commonwealth Edison Co.
5.30%	02/01/53	130,000	123,370
Duke Energy Carolinas LLC
5.35%	01/15/53	30,000	28,675
Duke Energy Progress LLC
5.05%	03/15/35	65,000	64,678
Entergy Texas, Inc.
3.45%	12/01/27	150,000	145,418
FirstEnergy Transmission LLC
2.87%	09/15/28[1]	39,000	36,726
Jersey Central Power & Light Co.
4.30%	01/15/26[1]	100,000	99,629
Tucson Electric Power Co.
5.50%	04/15/53	65,000	62,419

			792,224

Energy — 1.16%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26	15,000	14,899
9.38%	06/01/28[1]	20,000	19,829
Energy Transfer LP
5.00%	05/15/50	65,000	54,791
5.50%	06/01/27	3,000	3,048
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29	41,000	40,966
8.25%	01/15/32[1]	75,000	77,247
Kinder Morgan Energy Partners LP
5.00%	08/15/42	45,000	40,216
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25%	04/05/30[3]	100,000	111,938

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Energy (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%	02/15/32[1]	$30,000	$30,111
Petroleos Mexicanos
(Mexico)
6.35%	02/12/48[3]	5,000	3,335
Southern Co. Gas Capital Corp.
3.88%	11/15/25	70,000	69,733
Sunoco LP/Sunoco Finance Corp.
4.50%	05/15/29	56,000	53,101
4.50%	04/30/30	9,000	8,426
TransCanada PipeLines Ltd.
(Canada)
4.63%	03/01/34[3]	5,000	4,723
TransMontaigne Partners LLC
8.50%	06/15/30[1]	35,000	35,323
USA Compression Partners LP/USA Compression Finance
Corp.
7.13%	03/15/29[1]	40,000	40,761
Venture Global Calcasieu Pass LLC
3.88%	08/15/29[1]	60,000	55,694
Venture Global LNG, Inc.
7.00%	01/15/30[1]	51,000	50,319
9.88%	02/01/32[1]	24,000	25,509
Venture Global LNG, Inc.
NVS
9.00%[1,4,7]		15,000	14,208

			754,177

Finance — 3.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26[3]	75,000	72,499
5.75%	06/06/28[3]	35,000	36,009
American Express Co.,
NVS
3.55%[4,7]		15,000	14,536
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[1,3]	185,000	173,288
3.25%	02/15/27[1,3]	15,000	14,547
Charles Schwab Corp. (The)
Series K, NVS
5.00%[4,7]		15,000	14,852
Citigroup, Inc.
2.52%	11/03/32[4]	140,000	119,661
2.98%	11/05/30[4]	20,000	18,426
3.52%	10/27/28[4]	5,000	4,862
EZCORP, Inc.
7.38%	04/01/32[1]	55,000	55,908
GGAM Finance Ltd.
(Cayman Islands)
8.00%	02/15/27[1,3]	35,000	35,887
8.00%	06/15/28[1,3]	68,000	71,532
Goldman Sachs Group, Inc. (The)
1.54%	09/10/27[4]	235,000	224,822
1.95%	10/21/27[4]	10,000	9,595

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 60

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Finance (continued)
Goldman Sachs Group, Inc. (The),
Series VAR
1.09%	12/09/26[4]	$625,000	$610,029
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	92,000	87,314
9.75%	01/15/29	15,000	14,937
10.00%	11/15/29[1]	29,000	28,827
Jane Street Group/JSG Finance, Inc.
6.13%	11/01/32[1]	65,000	64,118
Morgan Stanley
2.19%	04/28/26[4]	180,000	179,651
Morgan Stanley
(GMTN)
2.24%	07/21/32[4]	90,000	76,543
Morgan Stanley
(MTN)
1.93%	04/28/32[4]	35,000	29,347
Saks Global Enterprises LLC
11.00%	12/15/29[1]	20,000	16,227
Volkswagen Financial Services AG
(Georgia)
3.88%	11/19/31[3]	100,000	107,217

			2,080,634

Food — 0.78%
ELO SACA
(EMTN)
(France)
3.25%	07/23/27[3]	100,000	102,589
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.75%	12/01/31[3]	52,000	47,631
5.50%	01/15/30[3]	25,000	25,438
6.75%	03/15/34[3]	47,000	50,819
Mars, Inc.
4.80%	03/01/30[1]	150,000	150,961
Pilgrim’s Pride Corp.
3.50%	03/01/32	36,000	31,735
4.25%	04/15/31	25,000	23,540
6.25%	07/01/33	32,000	33,211
Smithfield Foods, Inc.
2.63%	09/13/31[1]	45,000	38,345

			504,269

Gaming — 0.16%
Penn Entertainment, Inc.
4.13%	07/01/29[1]	79,000	70,249
5.63%	01/15/27[1]	36,000	35,580

			105,829

Health Care — 2.19%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[1,3]	104,000	104,046
AbbVie, Inc.
3.60%	05/14/25	50,000	49,987

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
Bayer U.S. Finance II LLC
2.85%	04/15/25[1]	$20,000	$19,994
4.63%	06/25/38[1]	156,000	134,703
4.88%	06/25/48[1]	88,000	70,584
Bayer U.S. Finance LLC
6.88%	11/21/53[1]	40,000	41,379
Centene Corp.
3.00%	10/15/30	129,000	112,906
CommonSpirit Health
2.78%	10/01/30	40,000	35,985
CVS Health Corp.
4.78%	03/25/38	10,000	9,000
5.05%	03/25/48	55,000	46,971
5.88%	06/01/53	38,000	35,903
6.75%	12/10/54[4]	100,000	100,057
Elevance Health, Inc.
5.20%	02/15/35	30,000	30,083
Encompass Health Corp.
4.50%	02/01/28	20,000	19,435
Fresenius Medical Care U.S. Finance III, Inc.
1.88%	12/01/26[1]	30,000	28,675
Grifols SA,
Series REGS
(Spain)
7.50%	05/01/30[3]	105,000	118,647
HAH Group Holding Co. LLC
9.75%	10/01/31[1]	35,000	33,693
HCA, Inc.
5.25%	04/15/25	12,000	12,001
5.63%	09/01/28	14,000	14,323
Humana, Inc.
5.55%	05/01/35	50,000	49,474
Kedrion SpA
(Italy)
6.50%	09/01/29[1,3]	70,000	66,604
Medline Borrower LP
5.25%	10/01/29[1]	10,000	9,602
ModivCare, Inc.
5.00%	10/01/29[1,8]	154,000	63,140
Option Care Health, Inc.
4.38%	10/31/29[1]	72,000	67,263
Prestige Brands, Inc.
3.75%	04/01/31[1]	116,000	104,059
Sotera Health Holdings LLC
7.38%	06/01/31[1]	30,000	30,560
Universal Health Services, Inc.
1.65%	09/01/26	15,000	14,362

			1,423,436

Health Care REITs — 0.10%
Healthcare Realty Holdings LP
3.63%	01/15/28	70,000	67,622

Industrial REITs — 0.27%
Americold Realty Operating Partnership LP
5.60%	05/15/32	95,000	95,475

See accompanying Notes to Financial Statements.

61 / Annual Financial Statements March 2025

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Industrial REITs (continued)
LXP Industrial Trust
2.38%	10/01/31	$55,000	$45,911
2.70%	09/15/30	35,000	30,840
Rexford Industrial Realty LP
2.15%	09/01/31	5,000	4,191

			176,417

Industrials — 1.39%
Amcor Flexibles North America, Inc.
4.80%	03/17/28[1]	90,000	90,546
Amcor Group Finance PLC
(United Kingdom)
5.45%	05/23/29[3]	60,000	61,347
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13%	08/15/26[1,3]	25,000	23,039
5.25%	08/15/27[1,3]	85,000	39,151
Artera Services LLC
8.50%	02/15/31[1]	45,000	42,093
Berry Global, Inc.
1.65%	01/15/27	5,000	4,746
4.88%	07/15/26[1]	24,000	23,990
5.50%	04/15/28	115,000	117,303
5.65%	01/15/34	20,000	20,263
Boeing Co. (The)
5.81%	05/01/50	30,000	28,567
6.53%	05/01/34	50,000	53,579
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.06%	08/15/36[2]	325,000	305,301
Heathrow Funding Ltd.
(EMTN)
(United Kingdom)
1.13%	10/08/30[3]	100,000	95,619

			905,544

Information Technology — 1.23%
Dell International LLC/EMC Corp.
4.75%	04/01/28	100,000	100,480
Foundry JV Holdco LLC
5.50%	01/25/31[1]	20,000	20,325
Gen Digital, Inc.
6.75%	09/30/27[1]	65,000	65,926
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75%	05/01/29[1]	25,000	24,899
Intel Corp.
2.00%	08/12/31	55,000	46,027
5.70%	02/10/53	15,000	13,805
NCR Voyix Corp.
5.13%	04/15/29[1]	13,000	12,395
Open Text Corp.
(Canada)
6.90%	12/01/27[1,3]	178,000	184,319

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Information Technology (continued)
Oracle Corp.
4.80%	08/03/28	$85,000	$85,725
6.50%	04/15/38	70,000	75,612
Uber Technologies, Inc.
4.30%	01/15/30	135,000	132,785
Xerox Corp.
10.25%	10/15/30[1]	40,000	39,627

			801,925

Insurance — 0.42%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.75%	10/15/27[1]	66,000	65,870
Athene Global Funding
1.61%	06/29/26[1]	30,000	28,932
3.21%	03/08/27[1]	25,000	24,120
Farmers Exchange Capital II
6.15%	11/01/53[1,4]	50,000	48,154
Farmers Insurance Exchange
4.75%	11/01/57[1,4]	25,000	20,390
7.00%	10/15/64[1,4]	30,000	30,618
Teachers Insurance & Annuity Association of America
4.27%	05/15/47[1]	65,000	52,930

			271,014

Materials — 0.55%
ATI, Inc.
7.25%	08/15/30	35,000	36,112
Clearwater Paper Corp.
4.75%	08/15/28[1]	112,000	104,695
International Flavors & Fragrances, Inc.
1.83%	10/15/27[1]	110,000	102,538
2.30%	11/01/30[1]	66,000	57,110
3.27%	11/15/40[1]	5,000	3,644
3.47%	12/01/50[1]	15,000	9,882
4.38%	06/01/47	20,000	15,695
Novelis Corp.
3.25%	11/15/26[1]	25,000	24,223

			353,899

Office REITs — 0.13%
Hudson Pacific Properties LP
3.25%	01/15/30	95,000	65,774
3.95%	11/01/27	5,000	4,422
4.65%	04/01/29	15,000	11,411
5.95%	02/15/28	5,000	4,341

			85,948

Residential REITs — 0.19%
American Homes 4 Rent LP
3.38%	07/15/51	40,000	26,543
4.30%	04/15/52	50,000	39,052
Invitation Homes Operating Partnership LP
2.00%	08/15/31	60,000	50,221
5.50%	08/15/33	5,000	5,035

			120,851

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 62

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Retail — 0.38%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%	04/01/26	[1]	$30,000	$29,734
5.88%	04/01/29	[1]	85,000	77,039
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.
6.75%	01/15/30	[1]	26,000	22,591
FirstCash, Inc.
6.88%	03/01/32	[1]	40,000	40,526
Michaels Cos., Inc. (The)
5.25%	05/01/28	[1]	37,000	25,590
7.88%	05/01/29	[1]	38,000	20,675
Papa John’s International, Inc.
3.88%	09/15/29	[1]	35,000	32,831

				248,986

Services — 0.83%
Adtalem Global Education, Inc.
5.50%	03/01/28	[1]	76,000	74,971
GFL Environmental, Inc. (Canada)
6.75%	01/15/31	[1,3]	30,000	30,949
HealthEquity, Inc.
4.50%	10/01/29	[1]	75,000	70,361
Hertz Corp. (The)
4.63%	12/01/26	[1]	3,000	2,097
Raven Acquisition Holdings LLC
6.88%	11/15/31	[1]	45,000	43,841
Rollins, Inc.
5.25%	02/24/35	[1]	100,000	99,626
Sabre GLBL, Inc.
10.75%	11/15/29	[1]	10,000	10,092
VT Topco, Inc.
8.50%	08/15/30	[1]	70,000	73,451
Waste Pro USA, Inc.
7.00%	02/01/33	[1]	55,000	55,429
Worldline SA (France)
0.00%	07/30/25	[3,9]	300	38,165
0.00%	07/30/26	[3,9]	400	42,161

				541,143

Specialized REITs — 0.24%
Extra Space Storage LP
2.40%	10/15/31		50,000	42,523
Realty Income Corp.
4.88%	07/06/30		100,000	114,162

				156,685

Transportation — 0.24%
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00%	11/15/32		73,825	68,747

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Transportation (continued)
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80%	01/15/36		$85,978	$87,276

				156,023

Total Corporates
(Cost $14,897,665)				14,848,072

MORTGAGE-BACKED — 54.04%**

Non-Agency Commercial Mortgage-Backed — 9.22%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2
3.90%	08/10/35	[1]	137,000	134,671
1211 Avenue of the Americas Trust,
Series 2015-1211, Class B
4.09%	08/10/35	[1,4]	150,000	143,063
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E
(CME Term SOFR 1-Month plus 2.42%)
6.74%	09/15/34	[1,2]	150,000	144,669
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25%	09/15/48	[1,4]	1,500,000	7,254
BANK,
Series 2020-BN25, Class AS
2.84%	01/15/63		258,000	231,274
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class F
(CME Term SOFR 1-Month plus 2.51%)
6.83%	09/15/36	[1,2]	100,000	98,617
BX Trust,
Series 2021-LBA, Class DV
(CME Term SOFR 1-Month plus 1.71%)
6.03%	02/15/36	[1,2]	229,335	227,606
BX Trust,
Series 2021-VIEW, Class C
(CME Term SOFR 1-Month plus 2.46%)
6.78%	06/15/36	[1,2]	78,000	77,536
BX Trust,
Series 2025-VLT6, Class E
(CME Term SOFR 1-Month plus 3.19%)
7.51%	03/15/42	[1,2]	129,000	128,149
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
5.53%	08/15/36	[1,2]	120,000	110,795
BXHPP Trust,
Series 2021-FILM, Class D
(CME Term SOFR 1-Month plus 1.61%)
5.93%	08/15/36	[1,2]	100,000	90,510
Citigroup Commercial Mortgage Trust,
Series 2016-P4, Class XA (IO)
1.87%	07/10/49	[4]	1,929,298	28,385
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class AS
4.41%	06/10/51	[4]	222,000	215,533

See accompanying Notes to Financial Statements.

63 / Annual Financial Statements March 2025

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class G
3.50%	12/10/41[1,4]	$200,000	$155,776
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.47%	04/15/47[1,4]	692,568	2,801
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
0.30%	10/10/46[4]	127,859	1
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.54%	09/15/37[1,4]	9,783,817	25,136
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA (IO)
0.17%	04/15/50[4]	110,317	1
DROP Mortgage Trust,
Series 2021-FILE, Class D
(CME Term SOFR 1-Month plus 2.86%)
7.18%	10/15/43[1,2]	150,000	128,203
FREMF Mortgage Trust,
Series 2017-K66, Class X2A (IO)
0.10%	06/25/27[1]	40,701,288	65,663
FREMF Mortgage Trust,
Series 2017-K726, Class X2B (IO)
0.10%	07/25/49[1]	4,288,030	1,086
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
3.67%	11/20/33[2,3]	96,282	103,505
GS Mortgage Securities Corp. Trust,
Series 2021-STAR, Class B
(CME Term SOFR 1-Month plus 1.51%)
5.84%	12/15/36[1,2]	150,000	148,906
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA (IO)
0.30%	09/10/47[4]	241,383	2
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.69%	07/10/48[4]	3,011,604	30
Hilton USA Trust,
Series 2016-HHV, Class F
4.19%	11/05/38[1,4]	170,000	164,266
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.40%	09/15/47[4]	565,927	6
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.43%	11/15/47[4]	931,148	9
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
0.39%	01/15/48[4]	29,597	—
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class XEF (IO)
1.76%	06/15/51[1,4]	1,157,000	54,408

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.85%	09/06/38[1,4]	$225,000	$218,148
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class C
4.54%	01/05/34[1]	72,000	70,413
KRE Commercial Mortgage Trust,
Series 2025-AIP4, Class E
(CME Term SOFR 1-Month plus 3.00%)
7.32%	03/15/42[1,2]	130,000	129,441
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP, Class XA (IO)
1.14%	02/15/36[1,4]	1,345,199	36,454
MKT Mortgage Trust,
Series 2020-525M, Class D
2.94%	02/12/40[1,4]	286,000	218,132
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class XB (IO)
0.09%	05/15/46[1,4]	7,566,069	1,186
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32%	01/15/43[1,4]	180,000	149,366
NXPT Commercial Mortgage Trust,
Series 2024-STOR, Class E
6.70%	11/05/41[1,4]	144,000	145,687
NYC Commercial Mortgage Trust,
Series 2025-3BP, Class D
(CME Term SOFR 1-Month plus 2.44%)
6.76%	02/15/42[1,2]	135,000	134,177
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C
(CME Term SOFR 1-Month plus 2.11%)
6.43%	11/15/38[1,2]	100,000	98,750
NYO Commercial Mortgage Trust,
Series 2021-1290, Class D
(CME Term SOFR 1-Month plus 2.66%)
6.98%	11/15/38[1,2]	140,000	135,901
RIDE,
Series 2025-SHRE, Class D
6.30%	02/14/47[1,4]	100,000	101,415
ROCK Trust,
Series 2024-CNTR, Class D
7.11%	11/13/41[1]	213,000	221,040
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87%	01/05/43[1,4]	220,000	193,574
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.39%	01/05/43[1,4]	200,000	163,620
SFO Commercial Mortgage Trust,
Series 2021-555, Class B
(CME Term SOFR 1-Month plus 1.61%)
5.93%	05/15/38[1,2]	150,000	145,436

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 64

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
SHER Trust,
Series 2024-DAL, Class B
(CME Term SOFR 1-Month plus 2.24%)
6.56%	04/15/37[1,2]	$113,000	$112,981
SHER Trust,
Series 2024-DAL, Class C
(CME Term SOFR 1-Month plus 2.89%)
7.21%	04/15/37[1,2]	113,000	112,968
SMRT,
Series 2022-MINI, Class E
(CME Term SOFR 1-Month plus 2.70%)
7.02%	01/15/39[1,2]	100,000	96,561
SMRT,
Series 2022-MINI, Class F
(CME Term SOFR 1-Month plus 3.35%)
7.67%	01/15/39[1,2]	150,000	142,334
SREIT Trust,
Series 2021-PALM, Class C
(CME Term SOFR 1-Month plus 1.07%)
5.39%	10/15/34[1,2]	230,000	227,846
SWCH Commercial Mortgage Trust,
Series 2025-DATA, Class E
(CME Term SOFR 1-Month plus 3.34%)
7.66%	03/15/42[1,2]	200,000	197,715
VASA Trust,
Series 2021-VASA, Class B
(CME Term SOFR 1-Month plus 1.36%)
5.68%	07/15/39[1,2]	300,000	283,351
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.52%	07/15/58[4]	2,524,498	2,216
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class XA (IO)
1.57%	11/15/49[4]	3,156,223	38,000
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR, Class F
4.56%	09/15/31[1,4]	135,000	131,696
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.32%	06/15/46[4]	48,661	—

			5,996,269

Non-Agency Mortgage-Backed — 27.39%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(CME Term SOFR 1-Month plus 0.87%)
5.19%	03/25/37[2]	354,386	142,765
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1, Class A1
(CME Term SOFR 1-Month plus 0.41%)
4.73%	01/25/37[2]	546,216	297,585
Ajax Mortgage Loan Trust,
Series 2021-C, Class A (STEP-reset date 04/25/25)
5.12%	01/25/61[1]	196,064	196,082

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2005-10CB, Class 1A8
5.50%	05/25/35	$274,534	$226,138
Alternative Loan Trust,
Series 2005-59, Class 1A1
(CME Term SOFR 1-Month plus 0.77%)
5.09%	11/20/35[2]	278,636	271,538
Alternative Loan Trust,
Series 2007-15CB, Class A7
6.00%	07/25/37	441,542	265,479
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 0.70%)
5.34%	02/25/47[2]	700,077	246,427
APS Resecuritization Trust,
Series 2016-3, Class 3MZ
1.95%	09/27/46[1,4]	377,953	208,962
Banc of America Funding Trust,
Series 2006-7, Class T2A3
5.69%	10/25/36[4]	192,472	173,741
Banc of America Funding Trust,
Series 2014-R5, Class 1A2
(CME Term SOFR 6-Month plus 1.93%)
4.13%	09/26/45[1,2]	223,542	160,679
Banc of America Funding Trust,
Series 2015-R3, Class 1A2
2.75%	03/27/36[1,4]	348,987	295,768
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(CME Term SOFR 1-Month plus 0.35%)
4.67%	10/25/36[2]	175,000	152,663
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A3
(CME Term SOFR 1-Month plus 0.25%)
4.57%	12/25/36[2]	74,121	72,818
CIM Trust,
Series 2020-R6, Class A1
2.25%	12/25/60[1,4]	266,274	231,480
CIM Trust,
Series 2021-R1, Class A2
2.40%	08/25/56[1,4]	276,801	250,329
CIM Trust,
Series 2021-R3, Class A1A
1.95%	06/25/57[1,4]	48,081	44,149
CIM Trust,
Series 2021-R5, Class A1B
2.00%	08/25/61[1,4]	115,000	76,227
CIM Trust,
Series 2023-R3, Class A1A
4.50%	01/25/63[1,4]	207,717	192,165
CIM Trust,
Series 2025-R1, Class A1 (STEP-reset date 05/25/25)
5.00%	02/25/99[1]	200,000	196,928

See accompanying Notes to Financial Statements.

65 / Annual Financial Statements March 2025

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AF6A (STEP-reset date 05/25/25)
6.13%	08/25/35	$275,202	$252,201
COLT Mortgage Loan Trust,
Series 2021-2, Class A1
0.92%	08/25/66[1,4]	87,191	72,457
COLT Mortgage Loan Trust,
Series 2021-HX1, Class A1
1.11%	10/25/66[1,4]	281,283	242,223
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86%	03/01/30[4]	68,904	21,000
Credit Suisse Mortgage Capital Trust,
Series 2015-12R, Class 2A2
3.75%	11/30/37[1,4]	78,860	71,518
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL4, Class A1
4.10%	12/27/60[1,4]	181,051	180,569
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 05/25/25)
3.53%	02/25/37	204,589	121,753
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 05/25/25)
3.27%	03/25/37	770,907	266,519
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00%	08/25/37[4]	425,610	241,081
CSMC Trust,
Series 2021-RPL7, Class A1
4.19%	07/27/61[1,4]	288,242	287,397
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A5
(CME Term SOFR 1-Month plus 0.51%)
4.83%	06/25/37[2]	253,947	221,930
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1
1.24%	09/25/66[1,4]	72,557	59,987
Fannie Mae Connecticut Avenue Securities,
Series 2019-R04, Class 2B1
(SOFR30A plus 5.36%)
9.70%	06/25/39[1,2]	148,564	155,105
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
8.20%	09/25/39[1,2]	58,379	60,229
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1B2
(SOFR30A plus 6.00%)
10.34%	12/25/41[1,2]	100,000	104,726
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(CME Term SOFR 1-Month plus 0.33%)
4.65%	12/25/37[2]	244,246	222,170

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
4.87%	01/25/38[2]	$678,757	$368,749
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.63%	03/25/37[2]	494,101	234,006
Fremont Home Loan Trust,
Series 2005-A, Class M4
(CME Term SOFR 1-Month plus 1.13%)
5.45%	01/25/35[2]	286,455	258,109
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.94%	04/19/36[4]	162,399	132,656
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
(CME Term SOFR 1-Month plus 0.55%)
4.87%	06/25/45[2]	54,645	50,013
GSAA Home Equity Trust,
Series 2006-1, Class A3
(CME Term SOFR 1-Month plus 0.77%)
5.09%	01/25/36[2]	640,102	267,736
GSAA Home Equity Trust,
Series 2006-10, Class AF3
5.98%	06/25/36[4]	559,125	127,527
GSAA Home Equity Trust,
Series 2006-6, Class AF3
5.73%	03/25/36[4]	511,522	141,837
GSAA Home Equity Trust,
Series 2007-4, Class A2
(CME Term SOFR 1-Month plus 0.51%)
4.83%	03/25/37[2]	991,800	275,239
GSAA Home Equity Trust,
Series 2007-5, Class 1AF6 (STEP-reset date 05/25/25)
5.91%	05/25/37	660,517	228,048
GSAA Home Equity Trust,
Series 2007-5, Class 2A1B
(CME Term SOFR 1-Month plus 0.39%)
4.71%	04/25/47[2]	1,739,354	363,451
GSAA Trust,
Series 2006-7, Class AF3 (STEP-reset date 05/25/25)
6.72%	03/25/46	651,796	238,319
GSAMP Trust,
Series 2007-NC1, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
4.73%	12/25/46[2]	234,580	110,974
HarborView Mortgage Loan Trust,
Series 2005-3, Class 1A
(CME Term SOFR 1-Month plus 0.63%)
4.95%	06/19/35[2]	282,505	149,974
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
4.79%	05/19/46[2]	580,330	297,136

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 66

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.91%)
5.55%	07/19/47[2]	$308,089	$95,820
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00%	09/25/37	186,341	139,218
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 1A
(CME Term SOFR 1-Month plus 0.25%)
4.57%	12/25/36[2]	181,166	156,684
Impac CMB Trust,
Series 2004-4, Class 1A2
(CME Term SOFR 1-Month plus 0.73%)
5.05%	09/25/34[2]	13,418	13,391
Impac CMB Trust,
Series 2004-6, Class 1A2
(CME Term SOFR 1-Month plus 0.89%)
5.21%	10/25/34[2]	31,144	31,100
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.85%	12/25/35[4]	191,366	160,482
IndyMac Index Mortgage Loan Trust,
Series 2007-AR5, Class 2A1
3.36%	05/25/37[4]	176,764	141,490
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61%	02/25/28	21,906	21,975
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75%	02/25/28	9,222	9,253
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49%	09/25/28	12,194	12,145
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A5
6.96%	09/25/28[4]	29,392	29,373
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 05/25/25)
4.27%	03/25/47	544,755	355,052
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3
(CME Term SOFR 1-Month plus 0.43%)
4.75%	10/25/36[2]	381,872	122,395
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(CME Term SOFR 1-Month plus 0.49%)
4.81%	07/25/36[2]	237,800	146,434

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(CME Term SOFR 1-Month plus 0.50%)
4.82%	01/25/47[2]	$417,208	$168,208
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(CME Term SOFR 1-Month plus 0.41%)
4.73%	03/25/47[2]	193,923	175,339
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A1
(CME Term SOFR 1-Month plus 0.51%)
4.83%	03/25/36[2,5,6]	2,395,228	230,992
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(CME Term SOFR 1-Month plus 0.53%)
4.85%	05/25/37[2]	90,662	87,904
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.67%)
4.99%	05/25/37[2]	300,000	253,502
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
4.77%	05/25/37[2]	187,851	128,746
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(CME Term SOFR 1-Month plus 0.48%)
4.80%	05/25/37[2]	421,291	118,770
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75%	01/15/40	27,426	27,393
Mid-State Trust XI,
Series 11, Class B
8.22%	07/15/38	1,788	1,808
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
4.73%	06/25/36[2]	564,735	284,633
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A3
(CME Term SOFR 1-Month plus 0.25%)
4.57%	12/25/36[2]	561,526	268,920
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.41%	09/25/34[4]	55,206	53,976
Morgan Stanley Mortgage Loan Trust,
Series 2006-15XS, Class A4A (STEP-reset date 05/25/25)
6.70%	11/25/36	414,076	92,047
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96%	06/25/36[4]	876,608	248,798
Morgan Stanley Mortgage Loan Trust,
Series 2007-11AR, Class 2A3
2.92%	06/25/37[4]	288,313	162,600

See accompanying Notes to Financial Statements.

67 / Annual Financial Statements March 2025

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A2
3.70%	03/27/62	[1,4]	$250,000	$201,307
Nomura Resecuritization Trust,
Series 2015-4R, Class 2A2
(CME Term SOFR 1-Month plus 0.42%)
2.70%	10/26/36	[1,2]	293,202	256,527
OBX Trust,
Series 2022-NQM1, Class A1
2.31%	11/25/61	[1,4]	206,098	182,993
Option One Mortgage Loan Trust,
Series 2006-3, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
4.71%	02/25/37	[2]	169,476	107,084
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 04/25/25)
6.50%	06/25/52	[1]	197,000	196,609
PRET LLC,
Series 2024-NPL3, Class A1 (STEP-reset date 04/25/25)
7.52%	04/27/54	[1]	207,007	207,647
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 04/25/25)
6.61%	10/25/25	[1]	57,542	57,583
PRPM LLC,
Series 2021-4, Class A1 (STEP-reset date 04/25/25)
4.87%	04/25/26	[1]	145,168	145,301
PRPM LLC,
Series 2021-5, Class A1 (STEP-reset date 04/25/25)
4.79%	06/25/26	[1]	70,408	70,326
PRPM LLC,
Series 2022-1, Class A1 (STEP-reset date 04/25/25)
6.72%	02/25/27	[1]	149,743	149,934
PRPM LLC,
Series 2022-4, Class A2 (STEP-reset date 04/25/25)
5.00%	08/25/27	[1]	170,000	168,056
PRPM, LLC,
Series 2021-8, Class A1
4.74%	09/25/26	[1,4]	57,401	57,296
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.65%	03/25/35	[4]	106,111	57,994
Residential Accredit Loans Trust,
Series 2006-QS5, Class A6
6.00%	05/25/36		226,380	188,144
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A5
(CME Term SOFR 1-Month plus 0.66%)
4.98%	01/25/37	[2]	268,245	198,407
Residential Asset Securities Corp.,
Series 2005-KS11, Class M3
(CME Term SOFR 1-Month plus 0.77%)
5.09%	12/25/35	[2]	156,531	153,397
Residential Asset Securitization Trust,
Series 2005-A5, Class A8
5.50%	05/25/35		348,745	239,783

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3D
(CME Term SOFR 1-Month plus 0.53%)
4.85%	10/25/36	[2]	$250,000	$188,100
Starwood Mortgage Residential Trust,
Series 2021-6, Class A1
1.92%	11/25/66	[1,4]	169,947	147,586
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.07%	09/25/34	[4]	55,180	53,837
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1B
(CME Term SOFR 1-Month plus 0.28%)
4.60%	02/25/36	[2]	267,916	230,453
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
4.85%	08/25/36	[2]	334,606	273,823
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(CME Term SOFR 1-Month plus 1.21%)
5.53%	07/25/34	[1,2]	46,697	44,986
Towd Point Mortgage Trust,
Series 2017-4, Class A2
3.00%	06/25/57	[1,4]	350,000	327,635
Towd Point Mortgage Trust,
Series 2019-HY2, Class M2
(CME Term SOFR 1-Month plus 2.01%)
6.33%	05/25/58	[1,2]	210,000	212,137
TRK Trust,
Series 2021-INV2, Class A1
1.97%	11/25/56	[1,4]	202,978	178,418
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 04/25/25)
6.24%	02/27/51	[1]	21,722	21,748
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
4.89%	01/25/37	[2]	493,505	223,136

				17,805,257

U.S. Agency Commercial Mortgage-Backed — 0.46%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.06%	07/25/39	[4]	230,017	4,309
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
0.77%	07/25/33	[4]	535,000	29,899
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K047, Class X3 (IO)
1.49%	06/25/43	[4]	1,676,868	1,982
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC04, Class X1 (IO)
1.25%	12/25/26	[4]	2,009,100	28,752

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 68

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC05, Class X1 (IO)
1.21%	06/25/27	[4]	$1,712,858	$28,727
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.00%	10/16/49	[4]	3,936,448	39
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.30%	09/16/50	[4]	1,297,974	13,558
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.61%	12/16/51	[4]	1,901,070	31,380
Ginnie Mae,
Series 2012-125, Class IO (IO)
0.17%	02/16/53	[4]	6,096,176	38,609
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.21%	04/16/53	[4]	2,532,022	5,734
Ginnie Mae,
Series 2013-156, Class IO (IO)
0.23%	06/16/55	[4]	3,338,573	13,273
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.01%	02/16/46	[4]	885,166	11,871
Ginnie Mae,
Series 2013-63, Class IO (IO)
0.77%	09/16/51	[4]	2,884,971	63,558
Ginnie Mae,
Series 2013-74, Class IO (IO)
0.48%	12/16/53	[4]	472,664	3,445
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19%	05/16/55	[4]	822,683	4,139
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.89%	11/16/54	[4]	475,943	13,323
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.36%	10/16/56	[4]	500,269	5,914

				298,512

U.S. Agency Mortgage-Backed — 16.97%
Fannie Mae Interest Strip,
Series 426, Class C40 (IO)
2.00%	06/25/51		187,264	24,620
Fannie Mae Interest Strip,
Series 426, Class C41 (IO)
2.00%	03/25/51		710,232	93,279
Fannie Mae Interest Strip,
Series 426, Class C42 (IO)
2.00%	11/25/50		455,069	58,717
Fannie Mae Interest Strip,
Series 434, Class C29 (IO)
2.00%	10/25/52		1,080,124	142,130
Fannie Mae Pool FS8864
4.00%	02/01/53		287,293	267,921

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4563
2.50%	03/01/52		$608,042	$506,976
Fannie Mae Pool MA4624
3.00%	06/01/52		548,120	475,828
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X SOFR30A plus 7.84%, 7.95% Cap)
3.49%	12/18/30	[2]	720	22
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X SOFR30A plus 126.17%, 8.50% Cap)
8.50%	09/25/31	[2]	137	139
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80%	01/25/34	[2]	1,679	1,793
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X SOFR30A plus 5.99%, 6.10% Cap)
1.65%	10/25/25	[2]	33	—
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
2.75%	01/25/37	[2]	338,580	32,913
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
1.60%	11/25/36	[2]	376,883	29,925
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X SOFR30A plus 6.31%, 6.42% Cap)
1.97%	05/25/40	[2]	380,175	38,415
Fannie Mae REMICS,
Series 2024-81, Class SE (IO)
(-1.00 X SOFR30A plus 5.35%, 5.35% Cap)
1.01%	07/25/54	[2]	1,394,069	79,039
Freddie Mac Pool RA6427
3.00%	12/01/51		199,365	173,024
Freddie Mac Pool SD3246
4.00%	08/01/52		350,701	327,544
Freddie Mac Pool SD5846
2.00%	08/01/52		120,037	95,616
Freddie Mac Pool SD8220
3.00%	06/01/52		368,183	319,623
Freddie Mac Pool SD8245
4.50%	09/01/52		550,425	528,021
Freddie Mac Pool SD8266
4.50%	11/01/52		103,895	99,634
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X SOFR30A plus 6.54%, 0.15% Cap)
0.15%	08/15/36	[2]	4,842,882	19,728
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X SOFR30A plus 6.01%, 6.12% Cap)
1.66%	03/15/37	[2]	398,322	27,133

See accompanying Notes to Financial Statements.

69 / Annual Financial Statements March 2025

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Strips,
Series 386, Class C1 (IO)
2.00%	03/15/52		$901,619	$120,107
Ginnie Mae (TBA)
4.00%	04/20/55		700,000	655,482
4.50%	04/20/55		375,000	359,857
5.00%	04/20/55		850,000	836,152
5.50%	04/20/55		900,000	901,885
Ginnie Mae II Pool MA8151
4.50%	07/20/52		368,864	355,887
Ginnie Mae II Pool MA9963
4.50%	10/20/54		272,329	261,429
Ginnie Mae,
Series 2013-25, Class SA (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.09%, 6.20% Cap)
1.77%	02/20/43	[2]	1,033,142	110,727
Ginnie Mae,
Series 2024-159, Class XS (IO)
(-1.00 X SOFR30A plus 5.50%, 5.50% Cap)
1.16%	10/20/54	[2]	1,126,419	89,700
UMBS (TBA)
2.00%	04/01/55		425,000	338,164
2.50%	04/01/55		400,000	332,818
3.00%	04/01/55		400,000	346,967
3.50%	05/01/55		600,000	541,261
4.00%	05/01/55		575,000	534,995
4.50%	04/01/55		1,150,000	1,100,106
5.00%	04/01/55		825,000	808,638

				11,036,215

Total Mortgage-Backed
(Cost $40,747,441)				35,136,253

MUNICIPAL BONDS — 0.15%*

California — 0.03%
California Health Facilities Financing Authority Revenue
Bonds, Series A
3.00%	08/15/51		20,000	14,824
California State University Revenue Bonds, University &
College Improvements, Series B
2.37%	11/01/35		10,000	7,956

				22,780

Florida — 0.02%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.86%	10/01/35		15,000	12,365

New York — 0.10%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries B3
1.85%	08/01/32		75,000	61,907

Total Municipal Bonds
(Cost $114,883)				97,052

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 7.05%

U.S. Treasury Notes — 7.05%
U.S. Treasury Notes
3.88%	03/31/27	$70,000	$69,975
4.00%	03/31/30	4,505,000	4,513,975

Total U.S. Treasury Securities
(Cost $4,564,869)			4,583,950

Total Bonds — 99.08%
(Cost $70,281,788)			64,421,196

Issues		Shares	Value

COMMON STOCK — 0.12%

Communications — 0.06%
Intelsat SA3,5,6
(Luxembourg)		1,322	38,008

Finance — 0.06%
AGNC Investment Corp.		4,500	43,110

Total Common Stock
(Cost $98,375)			81,118

RIGHTS — 0.02%

Communications — 0.02%
Intelsat SA, CVR[3,5,6,10]
(Luxembourg)		1,322	12,889

Total Rights
(Cost $1)

Issues		Shares	Value

MUTUAL FUNDS — 0.26%

Mutual Funds — 0.26%
TCW Private Asset Income Fund 0.00%[11,12]		16,843	168,429

Total Mutual Funds
(Cost $168,429)

Issues		Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 10.95%

Money Market Funds — 10.95%
Fidelity Investments Money Market Funds - Government
Portfolio 4.23%[11]		381,108	381,108
TCW Central Cash Fund 0.01%[11,12]		6,740,188	6,740,188

Total Short-Term Investments
(Cost $7,121,296)			7,121,296

Total Investments - 110.43%
(Cost $77,669,889)			71,804,928

Liabilities in Excess of Other Assets - (10.43)%			(6,782,997)

Net Assets - 100.00%			$65,021,931

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 70

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at March 31, 2025.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $376,269, which is 0.58% of total net assets.
[7]	Perpetual security with no stated maturity date.
[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% payment-in-kind interest.
[9]	Zero coupon bond. The rate shown is the effective yield as of March 31, 2025.
[10]	Non-income producing security.
[11]	Represents the current yield as of March 31, 2025.
[12]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $52,893, which is 0.08% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CDO): Collateralized Debt Obligation

(CLO): Collateralized Loan Obligation

(CVR): Contingent Value Right

(EMTN): Euro Medium-Term Note

(EUR): Euro

(EURIBOR): Euro InterBank Offer Rate

(GBP): British Pound

(GMTN): Global Medium-Term Note

(IO): Interest Only

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(REIT): Real Estate Investment Trust

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

See accompanying Notes to Financial Statements.

71 / Annual Financial Statements March 2025

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2025

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 1,177,000	USD 1,268,329	Citibank N.A.	04/11/25	$3,823
EUR 210,000	USD 222,465	Goldman Sachs International	04/11/25	4,512
USD 96,220	EUR 88,000	The Bank of New York Mellon	04/11/25	1,106
USD 143,837	GBP 111,000	Goldman Sachs International	07/11/25	580

				10,021

EUR 82,000	USD 89,020	Bank of America N.A.	04/11/25	(390)
GBP 111,000	USD 143,854	Goldman Sachs International	04/11/25	(584)
USD 105,481	EUR 102,000	Goldman Sachs International	04/11/25	(4,765)
USD 1,310,770	EUR 1,279,000	Citibank N.A.	04/11/25	(71,628)
USD 143,265	GBP 111,000	Goldman Sachs International	04/11/25	(4)
USD 1,069,252	EUR 985,000	Citibank N.A.	07/11/25	(917)

				(78,288)

NET UNREALIZED DEPRECIATION				$(68,267)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note	59	06/30/25	$6,381,219	$88,918	$88,918
U.S. Treasury Two-Year Note	38	06/30/25	7,872,531	38,511	38,511
Euro-Bund Future	1	06/06/25	139,162	(174)	(174)

			14,392,912	127,255	127,255

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond	27	06/18/25	(3,081,375)	(38,813)	(38,813)
U.S. Treasury Ultra Bond	17	06/18/25	(2,078,250)	(51,953)	(51,953)
Euro-Bund Future	3	06/06/25	(417,487)	(360)	(360)
Euro-Bobl Future	3	06/06/25	(381,710)	(1,870)	(1,870)

			(5,958,822)	(92,996)	(92,996)

TOTAL FUTURES CONTRACTS			$8,434,090	$34,259	$34,259

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 72

Sustainable Securitized Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
BONDS – 111.06%

ASSET-BACKED SECURITIES — 22.31%**
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94%	08/15/46	[1]	$175,000	$167,724
Allegro CLO X Ltd.,
Series 2019-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.60%)
5.89%	04/20/32	[1,2,3]	50,000	50,035
Allegro CLO XI Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.90%)
6.19%	01/19/33	[1,2,3]	35,000	34,908
ALLO Issuer LLC,
Series 2023-1A, Class C
12.18%	06/20/53	[1]	100,000	108,218
ALLO Issuer LLC,
Series 2024-1A, Class B
7.15%	07/20/54	[1]	100,000	102,547
ALLO Issuer LLC,
Series 2024-1A, Class C
11.19%	07/20/54	[1]	120,000	130,445
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
5.98%	01/15/37	[1,2,3]	150,000	150,430
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU1, Class D
(SOFR30A plus 2.75%)
7.09%	06/25/47	[1,2]	34,112	34,864
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
5.62%	04/17/35	[1,2,3]	50,000	50,025
CyrusOne Data Centers Issuer I LLC,
Series 2024-1A, Class A2
4.76%	03/22/49	[1]	85,000	83,060
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.47%	08/15/31	[1,2,3]	37,514	37,505
Dryden 72 CLO Ltd.,
Series 2019-72A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.65%)
5.97%	05/15/32	[1,2,3]	115,000	114,999
Edgeconnex Data Centers Issuer LLC,
Series 2022-1, Class A2
4.25%	03/25/52	[1]	47,708	45,982
Frontier Issuer LLC,
Series 2023-1, Class A2
6.60%	08/20/53	[1]	110,000	112,106

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO 50B-R Ltd.,
Series 2020-50A, Class AJR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.60%)
5.89%	04/20/35	[1,2,3]	$70,000	$70,032
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A
5.35%	10/20/46	[1]	96,599	97,928
GoodLeap Sustainable Home Solutions Trust,
Series 2022-1GS, Class A
2.70%	01/20/49	[1]	68,788	57,428
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A
5.52%	02/22/55	[1]	82,999	78,463
GoodLeap Sustainable Home Solutions Trust,
Series 2023-2GS, Class A
5.70%	05/20/55	[1]	44,055	42,115
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89%	06/20/54	[1]	25,000	25,475
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(United Kingdom)
(CME Term SOFR 3-Month plus 1.32%)
5.61%	01/22/35	[1,2,3]	60,000	60,010
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.25%	01/23/35	[1,2,3]	50,000	50,026
J.G. Wentworth XXXIX LLC,
Series 2017-2A, Class B
5.09%	09/17/74	[1]	159,483	144,687
JG Wentworth XLII LLC,
Series 2018-2A, Class B
4.70%	10/15/77	[1]	147,623	133,222
Loanpal Solar Loan Ltd.,
Series 2021-1GS, Class A
2.29%	01/20/48	[1]	132,093	107,302
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
5.82%	04/20/38	[1,2,3]	150,000	150,064
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.04%	10/22/34	[1,2,3]	105,000	104,768
Madison Park Funding XXXVI Ltd.,
Series 2019-36A, Class B1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.55%)
5.85%	04/15/35	[1,2,3]	100,000	99,549
Mosaic Solar Loan Trust,
Series 2020-2A, Class A
1.44%	08/20/46	[1]	41,107	34,728

See accompanying Notes to Financial Statements.

73 / Annual Financial Statements March 2025

Sustainable Securitized Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2017-1A, Class A3
(SOFR30A plus 1.26%)
5.60%	07/26/66	[1,2]	$90,256	$91,126
Nelnet Student Loan Trust,
Series 2012-1A, Class B
(SOFR30A plus 1.11%)
5.45%	06/25/42	[1,2]	100,000	98,859
Neuberger Berman Loan Advisers CLO 50 Ltd.,
Series 2022-50A, Class BR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.65%)
5.94%	07/23/36	[1,2,3]	80,000	80,046
OCP CLO Ltd.,
Series 2021-23A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
5.44%	01/17/37	[1,2,3]	150,000	149,756
Octagon Investment Partners 39 Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.44%	10/20/30	[1,2,3]	40,267	40,269
Progress Residential,
Series 2021-SFR3, Class E1
2.54%	05/17/26	[1]	40,000	38,856
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.09%)
5.38%	01/20/36	[1,2,3]	70,000	69,655
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
5.15%	01/25/29	[2]	28,529	28,016
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14%	02/15/47	[1]	30,791	27,230
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2
1.88%	03/26/46	[1]	138,000	133,838
Switch ABS Issuer LLC,
Series 2024-1A, Class A2
6.28%	03/25/54	[1]	75,000	75,965
Switch ABS Issuer LLC,
Series 2024-1A, Class B
6.50%	03/25/54	[1]	100,000	100,444
Symphony CLO XIX Ltd.,
Series 2018-19A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
5.92%	04/16/31	[1,2,3]	50,000	49,996
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65%	09/15/45	[1]	50,000	49,193

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1A, Class A2
(United Kingdom)
6.17%	05/28/39	[1,3]	$100,000	$131,296
Voya CLO Ltd.,
Series 2014-4A, Class A2RA
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.15%	07/14/31	[1,2,3]	50,000	50,125
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.44%	10/20/31	[1,2,3]	26,970	26,966
Voya CLO Ltd.,
Series 2020-1A, Class CR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.36%)
6.67%	07/16/34	[1,2,3]	50,000	50,103

Total Asset-Backed Securities
(Cost $3,765,338)				3,770,384

MORTGAGE-BACKED — 79.67%**

Non-Agency Commercial Mortgage-Backed — 28.88%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2
3.90%	08/10/35	[1]	23,000	22,609
1211 Avenue of the Americas Trust,
Series 2015-1211, Class B
4.09%	08/10/35	[1,4]	100,000	95,375
245 Park Avenue Trust,
Series 2017-245P, Class E
3.66%	06/05/37	[1,4]	100,000	92,471
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A
(CME Term SOFR 1-Month plus 1.18%)
5.50%	09/15/34	[1,2]	58,000	56,961
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2015-ASTR, Class C
4.25%	07/14/37	[1]	100,000	91,421
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09%	08/10/38	[1,4]	100,000	96,942
BGME Trust,
Series 2021-VR, Class C
2.99%	01/10/43	[1,4]	100,000	73,373
BX Commercial Mortgage Trust,
Series 2022-AHP, Class D
(CME Term SOFR 1-Month plus 2.44%)
6.76%	01/17/39	[1,2]	100,000	98,143
BX Commercial Mortgage Trust,
Series 2024-VLT5, Class C
5.78%	11/13/46	[1,4]	100,000	99,278
BX Trust,
Series 2021-ARIA, Class G
(CME Term SOFR 1-Month plus 3.26%)
7.58%	10/15/36	[1,2]	100,000	97,935

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 74

Sustainable Securitized Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
BX Trust,
Series 2023-LIFE, Class B
5.39%	02/15/28	[1]	$100,000	$97,880
BX Trust,
Series 2024-BIO, Class B
(CME Term SOFR 1-Month plus 1.94%)
6.26%	02/15/41	[1,2]	65,000	65,029
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
5.53%	08/15/36	[1,2]	150,000	138,493
BXP Trust,
Series 2017-GM, Class C
3.42%	06/13/39	[1,4]	100,000	95,228
Century Plaza Towers,
Series 2019-CPT, Class A
2.87%	11/13/39	[1]	140,000	126,197
CHI Commercial Mortgage Trust,
Series 2025-SFT, Class D
7.57%	04/15/42	[1,4]	100,000	100,980
CONE Trust,
Series 2024-DFW1, Class A
(CME Term SOFR 1-Month plus 1.64%)
5.96%	08/15/41	[1,2]	59,000	58,661
CONE Trust,
Series 2024-DFW1, Class B
(CME Term SOFR 1-Month plus 2.29%)
6.61%	08/15/41	[1,2]	50,000	49,741
Credit Suisse Mortgage Capital Trust,
Series 2019-UVIL, Class E
3.28%	12/15/41	[1,4]	100,000	86,300
DBGS Mortgage Trust,
Series 2021-W52, Class C
(CME Term SOFR 1-Month plus 2.41%)
6.73%	10/15/36	[1,2]	100,000	98,287
DOLP Trust,
Series 2021-NYC, Class A
2.96%	05/10/41	[1]	100,000	88,028
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.55%	09/10/35	[1,4]	23,000	22,700
Grace Trust,
Series 2020-GRCE, Class A
2.35%	12/10/40	[1]	100,000	86,208
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class D
3.44%	07/10/39	[1,4]	100,000	90,133
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
2.94%	12/10/41	[1,4]	100,000	84,031
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class F
7.40%	01/13/40	[1,4]	100,000	100,790
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class XB (IO)
0.62%	01/05/34	[1,4]	10,000,000	52,134

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2025-BMS, Class D
(CME Term SOFR 1-Month plus 3.15%)
7.47%	01/15/42	[1,2]	$109,000	$108,896
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class C
2.93%	11/05/44	[1,4]	125,000	89,313
Life Mortgage Trust,
Series 2021-BMR, Class C
(CME Term SOFR 1-Month plus 1.21%)
5.53%	03/15/38	[1,2]	70,000	69,293
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D
2.33%	09/10/39	[1,4]	50,000	45,792
MFT Mortgage Trust,
Series 2020-B6, Class B
3.28%	08/10/40	[1,4]	150,000	108,711
MHC Trust,
Series 2021-MHC2, Class B
(CME Term SOFR 1-Month plus 1.21%)
5.53%	05/15/38	[1,2]	118,640	118,317
MHC Trust,
Series 2021-MHC2, Class D
(CME Term SOFR 1-Month plus 1.61%)
5.93%	05/15/38	[1,2]	112,000	111,433
MHC Trust,
Series 2021-MHC2, Class E
(CME Term SOFR 1-Month plus 2.06%)
6.38%	05/15/38	[1,2]	80,000	79,555
MKT Mortgage Trust,
Series 2020-525M, Class D
2.94%	02/12/40	[1,4]	100,000	76,270
Morgan Stanley Capital I Trust,
Series 2021-PLZA, Class A
2.57%	11/09/43	[1]	110,000	93,179
Morgan Stanley Capital I Trust,
Series 2021-PLZA, Class B
2.81%	11/09/43	[1,4]	150,000	127,184
NY Commercial Mortgage Trust,
Series 2025-299P, Class C
5.76%	02/10/47	[1,4]	44,000	45,003
NYC Commercial Mortgage Trust,
Series 2021-909, Class A
2.94%	04/10/43	[1]	100,000	84,697
NYC Commercial Mortgage Trust,
Series 2021-909, Class C
3.21%	04/10/43	[1,4]	100,000	78,317
NYC Trust,
Series 2024-3ELV, Class C
(CME Term SOFR 1-Month plus 2.84%)
7.16%	08/15/29	[1,2]	100,000	100,323
NYC Trust,
Series 2024-3ELV, Class D
(CME Term SOFR 1-Month plus 3.84%)
8.16%	08/15/29	[1,2]	100,000	100,259

See accompanying Notes to Financial Statements.

75 / Annual Financial Statements March 2025

Sustainable Securitized Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C
(CME Term SOFR 1-Month plus 2.11%)
6.43%	11/15/38	[1,2]	$140,000	$138,249
NYO Commercial Mortgage Trust,
Series 2021-1290, Class D
(CME Term SOFR 1-Month plus 2.66%)
6.98%	11/15/38	[1,2]	150,000	145,609
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(CME Term SOFR 1-Month plus 1.36%)
5.68%	01/15/36	[1,2]	150,000	142,077
RIDE,
Series 2025-SHRE, Class D
6.30%	02/14/47	[1,4]	100,000	101,415
SFO Commercial Mortgage Trust,
Series 2021-555, Class B
(CME Term SOFR 1-Month plus 1.61%)
5.93%	05/15/38	[1,2]	100,000	96,957
SLG Office Trust,
Series 2021-OVA, Class C
2.85%	07/15/41	[1]	140,000	119,936
SWCH Commercial Mortgage Trust,
Series 2025-DATA, Class E
(CME Term SOFR 1-Month plus 3.34%)
7.66%	03/15/42	[1,2]	110,000	108,743
TEXAS Commercial Mortgage Trust,
Series 2025-TWR, Class D
(CME Term SOFR 1-Month plus 3.09%)
7.40%	04/15/42	[1,2]	100,000	100,124
TTAN,
Series 2021-MHC, Class C
(CME Term SOFR 1-Month plus 1.46%)
5.78%	03/15/38	[1,2]	80,750	80,569
VASA Trust,
Series 2021-VASA, Class B
(CME Term SOFR 1-Month plus 1.36%)
5.68%	07/15/39	[1,2]	100,000	94,450
Wells Fargo Commercial Mortgage Trust,
Series 2024-SVEN, Class C
6.32%	06/10/37	[1,4]	50,000	50,690

				4,880,689

Non-Agency Mortgage-Backed — 10.85%
Ajax Mortgage Loan Trust,
Series 2021-G, Class A
4.88%	06/25/61	[1,4]	51,044	50,365
BINOM Securitization Trust,
Series 2022-RPL1, Class M1
3.00%	02/25/61	[1,4]	50,000	40,540
Cascade MH Asset Trust,
Series 2019-MH1, Class A
4.00%	11/25/44	[1,4]	35,685	33,788
Cascade MH Asset Trust,
Series 2021-MH1, Class A1
1.75%	02/25/46	[1]	56,500	50,234

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 05/25/25)
4.25%	08/25/54	[1]	$84,815	$81,876
CIM Trust,
Series 2019-R4, Class A1
3.00%	10/25/59	[1,4]	151,651	140,175
CIM Trust,
Series 2020-R6, Class A1A
2.25%	12/25/60	[1,4]	44,974	40,815
CIM Trust,
Series 2021-R3, Class A1A
1.95%	06/25/57	[1,4]	120,202	110,373
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78%	10/27/61	[1]	46,377	35,361
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL4, Class A1
2.00%	01/25/60	[1,4]	53,458	47,904
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL6, Class A1
3.47%	03/25/59	[1,4]	100,394	100,420
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL3, Class M3
4.00%	01/25/60	[1,4]	90,000	71,968
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL4, Class A1
4.10%	12/27/60	[1,4]	62,496	62,330
Legacy Mortgage Asset Trust,
Series 2021-GS4, Class A1 (STEP-reset date 04/25/25)
4.65%	11/25/60	[1]	45,955	45,906
Legacy Mortgage Asset Trust,
Series 2021-GS5, Class A1 (STEP-reset date 04/25/25)
5.25%	07/25/67	[1]	149,285	149,002
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
4.77%	05/25/37	[2]	11,808	8,092
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
4.93%	06/25/37	[2]	44,602	44,665
MFA Trust,
Series 2023-INV2, Class B1
7.97%	10/25/58	[1,4]	30,000	30,172
PRKCM Trust,
Series 2021-AFC1, Class A1
1.51%	08/25/56	[1,4]	32,576	27,210
PRPM LLC,
Series 2024-RPL1, Class A3
4.18%	12/25/64	[1,4]	150,000	143,144
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(CME Term SOFR 1-Month plus 0.36%)
4.68%	07/25/37	[2]	129,887	104,664

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 76

Sustainable Securitized Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Towd Point Mortgage Trust,
Series 2015-1, Class B1
4.74%	10/25/53	[1,4]	$45,000	$42,888
Towd Point Mortgage Trust,
Series 2019-2, Class M1
3.75%	12/25/58	[1,4]	100,000	86,954
Towd Point Mortgage Trust,
Series 2019-HY2, Class M2
(CME Term SOFR 1-Month plus 2.01%)
6.33%	05/25/58	[1,2]	70,000	70,712
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1A
2.18%	02/25/60	[1,4]	99,915	97,199
Towd Point Mortgage Trust,
Series 2020-MH1, Class M2A
2.75%	02/25/60	[1,4]	125,000	116,228

				1,832,985

U.S. Agency Commercial Mortgage-Backed — 1.47%
Freddie Mac Multifamily ML Certificates,
Series 2021-ML12, Class XUS (IO)
1.23%	07/25/41	[4]	1,060,168	95,913
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05%	01/16/61	[4]	688,670	54,963
Ginnie Mae,
Series 2021-36, Class IO (IO)
1.29%	03/16/63	[4]	600,521	50,046
Ginnie Mae,
Series 2023-127, Class IO (IO)
0.41%	07/16/57	[4]	2,602,130	46,897

				247,819

U.S. Agency Mortgage-Backed — 38.47%
Fannie Mae Interest Strip,
Series 426, Class C41 (IO)
2.00%	03/25/51		146,224	19,204
Fannie Mae Interest Strip,
Series 426, Class C42 (IO)
2.00%	11/25/50		103,425	13,345
Fannie Mae Interest Strip,
Series 427, Class C21 (IO)
2.00%	03/25/50		313,003	40,723
Fannie Mae Interest Strip,
Series 434, Class C29 (IO)
2.00%	10/25/52		225,026	29,610
Fannie Mae Interest Strip,
Series 436, Class C32 (IO)
2.00%	10/25/52		181,858	23,773
Fannie Mae Pool AL9266
3.00%	10/01/46		108,187	96,401
Fannie Mae Pool BQ1226
2.00%	09/01/50		116,142	93,322
Fannie Mae Pool BV9977
3.50%	06/01/52		83,787	75,741

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool BW0000
4.00%	07/01/52		$83,481	$77,969
Fannie Mae Pool CB2074
2.50%	11/01/51		140,805	118,138
Fannie Mae Pool CB4211
4.50%	07/01/52		107,711	103,373
Fannie Mae Pool FM5254
2.00%	12/01/50		139,532	111,808
Fannie Mae Pool FM6400
2.00%	03/01/51		88,261	71,216
Fannie Mae Pool FS1334
2.00%	11/01/51		142,313	113,924
Fannie Mae Pool FS1598
2.00%	04/01/52		93,908	74,803
Fannie Mae Pool MA4398
2.00%	08/01/51		149,364	119,430
Fannie Mae Pool MA4783
4.00%	10/01/52		118,953	111,043
Fannie Mae REMICS,
Series 2019-25, Class PA
3.00%	05/25/48		162,184	148,830
Fannie Mae REMICS,
Series 2024-69, Class FA
(SOFR30A plus 1.25%)
5.59%	10/25/54	[2]	92,322	92,371
Fannie Mae REMICS,
Series 2024-84, Class FD
(SOFR30A plus 1.15%)
5.49%	11/25/54	[2]	196,546	195,757
Freddie Mac Gold Pool G67708
3.50%	03/01/48		33,215	30,564
Freddie Mac Pool QA7550
3.00%	03/01/50		58,115	51,221
Freddie Mac Pool QA8518
3.00%	04/01/50		68,160	60,234
Freddie Mac Pool QC8921
2.50%	10/01/51		121,505	102,333
Freddie Mac Pool QD1841
2.00%	11/01/51		122,402	97,719
Freddie Mac Pool RA4201
2.00%	12/01/50		84,503	67,937
Freddie Mac Pool RA5552
3.00%	07/01/51		201,530	176,632
Freddie Mac Pool RA5855
2.50%	09/01/51		173,001	144,909
Freddie Mac Pool RA6071
2.00%	10/01/51		126,640	101,694
Freddie Mac Pool RA6528
2.50%	02/01/52		20,434	17,041
Freddie Mac Pool RA7091
2.50%	03/01/52		85,788	71,529
Freddie Mac Pool RA7543
4.00%	06/01/52		105,797	98,932
Freddie Mac Pool SD7511
3.50%	01/01/50		29,654	27,214

See accompanying Notes to Financial Statements.

77 / Annual Financial Statements March 2025

Sustainable Securitized Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool SD7549
2.00%	01/01/52		$125,130	$101,336
Freddie Mac Pool SD8160
2.00%	08/01/51		47,668	38,115
Freddie Mac Pool SD8222
4.00%	06/01/52		83,458	77,883
Freddie Mac Pool SD8493
5.50%	12/01/54		121,547	121,483
Freddie Mac REMICS,
Series 3067, Class FA
(SOFR30A plus 0.46%)
4.81%	11/15/35	[2]	43,756	43,266
Freddie Mac REMICS,
Series 4139, Class DA
1.25%	12/15/27		9,920	9,563
Freddie Mac REMICS,
Series 5473, Class BF
(SOFR30A plus 1.30%)
5.64%	11/25/54	[2]	187,808	188,364
Freddie Mac Strips,
Series 386, Class C1 (IO)
2.00%	03/15/52		188,711	25,139
Ginnie Mae (TBA)
2.50%	04/20/55		175,000	149,353
4.00%	04/20/55		300,000	280,921
4.50%	04/20/55		225,000	215,914
5.00%	04/20/55		350,000	344,298
5.50%	04/20/55		450,000	450,942
Ginnie Mae II Pool MA8346
4.00%	10/20/52		120,283	113,142
Ginnie Mae II Pool MA8427
4.50%	11/20/52		116,425	112,329
Ginnie Mae II Pool MA8647
5.00%	02/20/53		112,920	111,635
Ginnie Mae II Pool MA9963
4.50%	10/20/54		74,271	71,299
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
5.69%	08/20/53	[2]	56,246	56,631
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
5.34%	08/20/53	[2]	86,405	86,147
Ginnie Mae,
Series 2024-144, Class FD
(SOFR30A plus 1.15%)
5.49%	09/20/54	[2]	109,872	110,014
Ginnie Mae,
Series 2024-148, Class AF
(SOFR30A plus 1.18%)
5.52%	09/20/54	[2]	110,260	110,520
Ginnie Mae,
Series 2024-84, Class LF
(SOFR30A plus 1.05%)
5.39%	05/20/54	[2]	107,079	106,861

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2024-95, Class FW
(SOFR30A plus 1.10%)
5.44%	06/20/54	[2]	$97,729	$97,676
Ginnie Mae,
Series 2024-97, Class FW
(SOFR30A plus 1.15%)
5.49%	06/20/54	[2]	89,678	89,111
UMBS (TBA)
3.00%	04/01/55		75,000	65,056
3.50%	05/01/55		25,000	22,553
4.00%	05/01/55		225,000	209,346
4.50%	04/01/55		175,000	167,407
5.00%	04/01/55		150,000	147,025

				6,502,069

Total Mortgage-Backed
(Cost $13,598,434)				13,463,562

U.S. TREASURY SECURITIES — 9.08%
U.S. Treasury Bonds — 2.36%
U.S. Treasury Bonds
4.63%	02/15/55		397,000	399,636

U.S. Treasury Notes — 6.72%
U.S. Treasury Inflation Indexed Notes
2.13%	01/15/35	[5]	167,096	171,511
U.S. Treasury Notes
3.88%	03/31/27		292,000	291,897
4.00%	03/31/30		284,000	284,566
4.63%	02/15/35		375,000	387,393

				1,135,367

Total U.S. Treasury Securities
(Cost $1,519,579)				1,535,003

Total Bonds — 111.06%
(Cost $18,883,351)				18,768,949

Issues	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 0.60%
Money Market Funds — 0.60%
Fidelity Investments Money Market Funds - Government
Portfolio
4.23%[6]	99,384	99,383
TCW Central Cash Fund
0.01%[6,7]	1,172	1,172

Total Short-Term Investments
(Cost $100,555)		100,555

Total Investments - 111.66%
(Cost $18,983,906)		18,869,504

Liabilities in Excess of Other Assets - (11.66)%		(1,969,711)

Net Assets - 100.00%		$16,899,793

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 78

Sustainable Securitized Fund

Schedule of Portfolio Investments

March 31, 2025

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at March 31, 2025.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Inflation protected security. Principal amount reflects original security face amount.
[6]	Represents the current yield as of March 31, 2025.
[7]	Affiliated investment.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(GBP): British Pound

(IO): Interest Only

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
USD 132,175	GBP 102,000	Goldman Sachs International	07/11/25	$533

GBP 102,000	USD 132,190	Goldman Sachs International	04/11/25	(537)
USD 124,811	GBP 102,000	Goldman Sachs International	04/11/25	(6,842)

				(7,379)

NET UNREALIZED DEPRECIATION				$(6,846)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	23	06/30/25	$4,764,953	$19,292	$19,292
U.S. Treasury Ten-Year Ultra Bond	21	06/18/25	2,396,625	47,345	47,345
U.S. Treasury Ultra Bond	7	06/18/25	855,750	17,649	17,649

			8,017,328	84,286	84,286

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note	12	06/30/25	(1,297,875)	(785)	(785)

TOTAL FUTURES CONTRACTS			$6,719,453	$83,501	$83,501

See accompanying Notes to Financial Statements.

79 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BONDS – 106.23%

ASSET-BACKED SECURITIES — 5.42%**
Allegro CLO XIII Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.25%	07/20/34	[1,2,3]	$15,610,000	$15,618,148
AMMC CLO 15 Ltd.,
Series 2014-15A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.38%)
5.68%	01/15/32	[1,2,3]	6,746,731	6,749,915
AMMC CLO 26 Ltd.,
Series 2023-26A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
6.25%	04/15/36	[1,2,3]	8,250,000	8,264,974
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
5.98%	01/15/37	[1,2,3]	24,070,000	24,139,081
AMSR Trust,
Series 2021-SFR1, Class G
4.61%	06/17/38	[1]	15,250,000	14,013,615
Apidos CLO XV,
Series 2013-15A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
6.10%	04/20/31	[1,2,3]	10,000,000	10,018,950
Apidos CLO XXV,
Series 2016-25A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.14%)
5.47%	01/20/37	[1,2,3]	30,910,000	30,851,178
Ares XXXVII CLO Ltd.,
Series 2015-4A, Class A1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
5.38%	10/15/30	[1,2,3]	20,277,422	20,277,422
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.45%	10/15/30	[1,2,3]	14,768,306	14,761,158
BCRED MML CLO, LLC,
Series 2022-1A, Class A1
(CME Term SOFR 3-Month plus 1.65%)
5.94%	04/20/35	[1,2]	48,400,000	48,510,642
Carvana Auto Receivables Trust,
Series 2021-N1, Class R
0.00%	01/10/28	[1]	53,821	5,528,364
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00%	09/11/28	[1]	43,250	6,748,517
Carvana Auto Receivables Trust,
Series 2023-N1, Class R
0.00%	04/10/30	[1]	30,000	8,407,002

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust,
Series 2023-N1, Class XS
0.00%	04/10/30	[1,4,5]	$263,120,663	$3,475,824
Carvana Auto Receivables Trust,
Series 2023-N3, Class R
0.00%	09/10/30	[1]	30,900	7,293,343
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
5.90%	04/20/34	[1,2,3]	4,800,000	4,797,230
Cedar Funding V CLO Ltd.,
Series 2016-5A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
6.31%	07/17/31	[1,2,3]	7,000,000	7,006,972
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
5.95%	01/18/31	[1,2,3]	8,000,000	8,013,096
CIFC Funding Ltd.,
Series 2013-2A, Class A2L2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
6.05%	10/18/30	[1,2,3]	10,500,000	10,515,845
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
6.11%	10/24/30	[1,2,3]	3,475,000	3,479,556
CIFC Funding Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.15%	10/20/34	[1,2,3]	9,000,000	9,007,173
CIFC Funding Ltd.,
Series 2021-6A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.21%	10/15/34	[1,2,3]	20,000,000	19,984,200
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
5.62%	04/17/35	[1,2,3]	25,000,000	25,012,475
CIFC Funding Ltd.,
Series 2023-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.04%	01/21/37	[1,2,3]	14,000,000	14,078,302
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
4.92%	06/25/42	[1,2]	4,923,772	4,618,157

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 80

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
College Loan Corp. Trust,
Series 2005-2, Class B
(SOFR90A plus 0.75%)
5.37%	01/15/37	[2]	$975,685	$908,281
CVC Cordatus Loan Fund VIII DAC,
Series 8X, Class BRR
(Ireland)
(3-Month Euribor plus 1.40%)
4.19%	07/15/34	[2,3]	8,200,000	8,776,972
CyrusOne Data Centers Issuer I LLC,
Series 2023-2A, Class A2
5.56%	11/20/48	[1]	22,650,000	22,720,446
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
5.83%	11/15/28	[1,2,3]	1,500,000	1,500,804
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.47%	08/15/31	[1,2,3]	12,959,534	12,956,294
Dryden 65 CLO Ltd.,
Series 2018-65A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.15%	07/18/30	[1,2,3]	3,500,000	3,494,530
Dryden 92 CLO Ltd.,
Series 2021-92A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.23%	11/20/34	[1,2,3]	22,500,000	22,469,085
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
5.46%	04/15/29	[1,2,3]	8,160,347	8,163,040
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
5.81%	01/15/34	[1,2,3]	23,850,000	23,861,353
Fillmore Park CLO Ltd.,
Series 2018-1A, Class B1B2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
6.11%	07/15/30	[1,2,3]	8,000,000	8,007,264
FirstKey Homes Trust,
Series 2021-SFR1, Class F1
3.24%	08/17/38	[1]	12,416,000	11,989,864
FirstKey Homes Trust,
Series 2021-SFR2, Class F1
2.91%	09/17/38	[1]	12,677,000	12,113,095
Goal Capital Funding Trust,
Series 2006-1, Class B
(CME Term SOFR 3-Month plus 0.45%)
5.30%	08/25/42	[2]	886,552	848,455

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO 66B Ltd.,
Series 2023-66A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.95%)
6.25%	04/25/36	[1,2,3]	$20,000,000	$20,011,040
Greenwood Park CLO Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
5.96%	04/15/31	[1,2,3]	10,000,000	10,021,610
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(United Kingdom)
(CME Term SOFR 3-Month plus 1.32%)
5.61%	01/22/35	[1,2,3]	34,710,000	34,715,554
HPS Loan Management Ltd.,
Series 13A-18, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
5.43%	10/15/30	[1,2,3]	26,974,120	26,960,633
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.25%	01/23/35	[1,2,3]	19,250,000	19,260,029
HPS Loan Management Ltd.,
Series 2023-17A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.90%)
6.19%	04/23/36	[1,2,3]	17,400,000	17,400,870
HPS Loan Management Ltd.,
Series 2023-18A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.95%)
7.24%	07/20/36	[1,2,3]	10,000,000	10,029,050
Invesco U.S. CLO Ltd.,
Series 2023-2A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
6.09%	04/21/36	[1,2,3]	12,600,000	12,607,661
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[1]	427,438	404,127
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73	[1]	27,218,015	24,687,845
LCM Loan Income Fund I Ltd.,
Series 1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.71%)
6.00%	04/20/31	[1,2,3]	7,500,000	7,510,335
LCM XIV LP,
Series 14A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.59%	07/20/31	[1,2,3]	3,648,862	3,650,190

See accompanying Notes to Financial Statements.

81 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
LCM XIV LP,
Series 14A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.84%)
6.13%	07/20/31	[1,2,3]	$3,385,000	$3,370,028
Madison Park Funding XLIX Ltd.,
Series 2021-49A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.05%)
5.36%	10/19/34	[1,2,3]	40,000,000	39,876,000
Madison Park Funding XLVI Ltd.,
Series 2020-46A, Class B1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
5.82%	10/15/34	[1,2,3]	33,270,000	33,127,039
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
5.70%	04/19/33	[1,2,3]	28,501,734	28,518,892
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.12%)
5.41%	10/20/29	[1,2,3]	18,459,635	18,468,607
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
5.82%	04/20/38	[1,2,3]	32,300,000	32,313,889
Madison Park Funding XXXVI Ltd.,
Series 2019-36A, Class B1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.55%)
5.85%	04/15/35	[1,2,3]	13,350,000	13,289,792
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.38%)
5.68%	07/17/34	[1,2,3]	10,500,000	10,510,500
Magnetite XII Ltd.,
Series 2015-12A, Class AR4
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.45%	10/15/31	[1,2,3]	22,183,487	22,203,474
Magnetite XXIII Ltd.,
Series 2019-23A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.21%	01/25/35	[1,2,3]	20,000,000	20,010,440
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.46%)
5.76%	01/25/32	[1,2,3]	18,480,745	18,485,051

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
MetroNet,
Series 2023-3, Class A
7.95%	04/20/53	†,1,4,5	$24,026,000	$24,326,368
NCFA LLC-Loan Participation 1
2.75%	06/12/28	†,2,3,4,5	16,798,770	16,798,770
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.05%)
5.37%	07/17/36	[1,2,3]	35,000,000	34,895,000
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.59%	04/14/35	[1,2,3]	32,050,000	32,055,064
NYACK Park CLO Ltd.,
Series 2021-1A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.15%	10/20/34	[1,2,3]	20,000,000	19,915,320
OCP CLO Ltd.,
Series 2023-26A, Class AR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.08%)
5.40%	04/17/37	[1,2,3]	35,000,000	34,842,500
Octagon 67 Ltd.,
Series 2023-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.80%)
6.10%	04/25/36	[1,2,3]	20,210,000	20,222,490
Octagon Investment Partners 27 Ltd.,
Series 2016-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
5.91%	07/15/30	[1,2,3]	10,000,000	10,003,990
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.26%	10/15/34	[1,2,3]	18,800,000	18,809,945
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.21%	07/15/36	[1,2,3]	7,250,000	7,253,625
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.59%	02/24/37	[1,2,3]	6,960,000	6,963,236
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.52%)
5.81%	04/18/37	[1,2,3]	22,000,000	22,065,538

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 82

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.21%	10/15/34	[1,2,3]	$19,500,000	$19,510,316
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00%	04/19/38	[1]	21,439,000	21,337,156
Progress Residential Trust,
Series 2021-SFR6, Class E2
2.53%	07/17/38	[1]	3,973,000	3,835,002
Progress Residential Trust,
Series 2021-SFR6, Class F
3.42%	07/17/38	[1]	10,437,000	10,156,527
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00%	07/17/38	[1]	8,896,000	8,632,533
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83%	08/17/40	[1]	23,777,000	21,692,342
Progress Residential Trust,
Series 2021-SFR8, Class E1
2.38%	10/17/38	[1]	17,400,000	16,718,628
Progress Residential Trust,
Series 2021-SFR8, Class E2
2.53%	10/17/38	[1]	13,425,000	12,915,195
Progress Residential Trust,
Series 2021-SFR8, Class F
3.18%	10/17/38	[1]	61,665,000	59,830,115
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01%	10/17/38	[1]	19,482,000	18,934,501
Progress Residential,
Series 2021-SFR3, Class E1
2.54%	05/17/26	[1]	3,055,000	2,967,611
Progress Residential,
Series 2021-SFR3, Class G
4.25%	05/17/26	[1]	3,190,000	3,146,247
Rad CLO 18 Ltd.,
Series 2023-18A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
6.25%	04/15/36	[1,2,3]	29,590,000	29,642,848
Rad CLO 4 Ltd.,
Series 2019-4A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.23%)
5.53%	04/25/32	[1,2,3]	8,403,287	8,407,884
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
5.63%	04/20/34	[1,2,3]	32,680,000	32,680,425

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Regatta XIV Funding Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.40%	10/25/31	[1,2,3]	$34,578,526	$34,561,652
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.28%)
5.58%	10/15/29	[1,2,3]	2,332,427	2,332,968
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
5.74%	10/20/30	[1,2,3]	1,415,298	1,416,499
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.09%)
5.38%	01/20/36	[1,2,3]	22,730,000	22,617,987
RR 26 Ltd.,
Series 2023-26A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.12%)
5.44%	04/15/38	[1,2,3]	34,500,000	34,449,699
Sixth Street CLO XX Ltd.,
Series 2021-20A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.20%	10/20/34	[1,2,3]	25,000,000	24,979,875
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37	†,4,5	24,590,374	22,701,526
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.01%	08/15/31	[2]	160,966	143,427
SLM Student Loan Trust,
Series 2003-12, Class B
(SOFR90A plus 0.85%)
5.23%	12/15/68	[2]	25,189	24,137
SLM Student Loan Trust,
Series 2006-2, Class A6
(SOFR90A plus 0.43%)
4.99%	01/25/41	[2]	16,730,467	16,277,309
SLM Student Loan Trust,
Series 2006-8, Class A6
(SOFR90A plus 0.42%)
4.98%	01/25/41	[2]	18,052,823	17,510,860
SLM Student Loan Trust,
Series 2007-1, Class A6
(SOFR90A plus 0.40%)
4.96%	01/27/42	[2]	17,765,779	17,194,947
SLM Student Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.48%)
5.04%	01/27/42	[2]	2,076,646	1,975,761

See accompanying Notes to Financial Statements.

83 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2007-6, Class B
(SOFR90A plus 1.11%)
5.67%	04/27/43	[2]	$2,550,956	$2,476,120
SLM Student Loan Trust,
Series 2007-7, Class A4
(SOFR90A plus 0.59%)
5.15%	01/25/22	[2]	93,163	92,279
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.02%	01/25/83	[2]	38,874,000	41,135,763
SLM Student Loan Trust,
Series 2008-3, Class A3
(SOFR90A plus 1.26%)
5.82%	10/25/21	[2]	5,911	5,900
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.02%	04/26/83	[2]	2,260,000	2,351,663
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
6.47%	07/25/22	[2]	684,270	685,987
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
6.67%	04/25/73	[2]	8,849,000	9,478,792
SLM Student Loan Trust,
Series 2008-5, Class A4
(SOFR90A plus 1.96%)
6.52%	07/25/23	[2]	9,049,672	9,060,603
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
6.67%	07/25/73	[2]	37,199,000	39,986,384
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
5.92%	07/25/23	[2]	3,352,833	3,349,809
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
6.67%	07/26/83	[2]	31,424,000	32,267,401
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
6.67%	07/26/83	[2]	17,206,000	17,786,847
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
5.40%	09/25/28	[2]	302,941	299,586
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
5.15%	01/25/29	[2]	6,868,443	6,744,778

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2012-7, Class A3
(SOFR30A plus 0.76%)
5.10%	05/26/26	[2]	$11,842,083	$11,539,504
Symphony CLO XX Ltd.,
Series 2018-20A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.41%	01/16/32	[1,2,3]	32,550,374	32,502,004
Symphony CLO XXIX Ltd.,
Series 2021-29A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.21%	01/15/34	[1,2,3]	14,500,000	14,525,375
United Auto Credit Securitization Trust,
Series 2022-2, Class R1
0.00%	04/10/29	[1]	33,600	2
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1A, Class A2
(United Kingdom)
6.17%	05/28/39	[1,3]	12,435,000	16,326,613
Voya CLO Ltd.,
Series 2016-3A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.44%	10/18/31	[1,2,3]	23,445,775	23,437,967
Voya CLO Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
6.31%	01/15/35	[1,2,3]	17,500,000	17,467,678

Total Asset-Backed Securities
(Cost $1,841,674,492)				1,892,680,156

BANK LOANS — 1.62%*

Communications — 0.14%
Altice Financing SA,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 5.00%)
9.30%	10/31/27	[2,3]	3,114,374	2,561,573
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	12/17/27	[2]	4,872,478	4,881,273
CSC Holdings LLC,
Term Loan B5, 1st Lien
(SOFR plus 1.50%)
8.09%	04/15/27	[2]	6,192,017	5,834,861
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.01%)
9.32%	08/19/26	[2,6]	3,060,022	2,855,000
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
9.80%	08/15/28	[2]	1,889,594	1,698,509

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 84

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
9.58%	04/22/25	[2]	$1,612,681	$1,616,511
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.28%)
7.72%	03/31/31	[2]	802,250	773,582
Term Loan Y3, 1st Lien
(SOFR plus 3.18%)
7.64%	03/31/31	[2]	1,735,643	1,673,619
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.44%	03/09/27	[2]	28,170,278	26,289,067

				48,183,995

Consumer Discretionary — 0.11%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	07/31/28	[2]	2,540,031	2,519,902
Celsius Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57%	03/21/32	[2]	2,145,681	2,152,387
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.07%	11/08/30	[2]	1,603,094	1,603,478
Naked Juice, LLC,
Term Loan, 1st Lien
(SOFR plus 3.10%)
7.41%	01/24/29	[2]	38,758,263	20,453,898
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.40%	01/24/30	[2]	4,735,415	1,150,304
Opal U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.57%	03/01/32	[2]	7,235,834	7,199,654
Playa Resorts Holding BV,
Term Loan B, 1st Lien (Netherlands)
(SOFR plus 2.75%)
7.07%	01/05/29	[2,3]	1,992,971	1,992,862

				37,072,485

Electric — 0.09%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.07%	09/30/31	[2]	6,865,664	6,876,408
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 1.75%)
6.07%	01/31/31	[2]	1,773,738	1,769,117

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Electric (continued)
Cornerstone Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57%	10/28/31	[2]	$2,106,833	$2,109,466
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	08/01/30	[2]	2,282,181	2,284,212
EFS Cogen Holdings I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.80%	10/03/31	[2]	4,084,461	4,085,115
Hunterstown Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.80%	11/06/31	[2]	2,448,120	2,460,361
Potomac Energy Center LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	03/14/32	[2]	2,222,283	2,213,950
Term Loan, 1st Lien
(SOFR plus 6.26%)
10.58%	11/12/26	[2]	2,552,013	2,552,013
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55%	08/29/31	[2]	2,304,627	2,304,627
Term Loan C, 1st Lien
(SOFR plus 3.25%)
7.56%	08/29/31	[2]	147,323	147,323
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.07%	12/20/30	[2]	5,094,430	5,084,674

				31,887,266

Entertainment — 0.03%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
6.17%	08/01/27	[2]	1,490,601	1,489,289
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07%	08/13/31	[2]	7,372,468	7,415,486

				8,904,775

Finance — 0.11%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 1.75%)
6.07%	06/24/30	[2]	21,700,040	21,704,597
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.05%	04/09/27	[2]	8,240,578	7,839,714

See accompanying Notes to Financial Statements.

85 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Finance (continued)
GIH Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.81%	11/26/31	[2]	$2,270,158	$2,267,320
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.31%	12/15/31	[2]	3,307,941	3,272,794
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(SOFR plus 2.11%)
6.43%	04/30/28	[2]	4,630,109	4,492,178

				39,576,603

Food — 0.04%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.19%	10/01/25	[2]	1,089,920	1,071,735
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
8.44%	06/12/28	[2]	4,831,323	4,727,136
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07%	04/25/31	[2]	8,331,082	8,450,841

				14,249,712

Health Care — 0.16%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
7.67%	05/10/27	[2,3]	3,689,380	3,681,042
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
8.32%	09/29/28	[2,3]	1,822,742	1,820,473
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
6.46%	11/15/27	[2]	3,113,883	3,088,006
IQVIA, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.75%)
6.05%	01/02/31	[2]	6,250,922	6,265,081
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
6.57%	05/05/28	[2,3]	11,066,011	11,074,310
Medline Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.57%	10/23/28	[2]	4,865,093	4,861,371

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
4.30%	07/01/31	[2]	$20,217,545	$15,129,396
Term Loan, 1st Lien
(SOFR plus 8.50%)
12.79%	01/07/26	[2]	3,166,082	2,707,000
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 5.35%)
9.66%	05/14/29	[2]	2,360,644	2,378,349
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	09/27/30	[2]	6,294,724	6,027,198

				57,032,226

Health Care REITs — 0.15%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.26%	02/22/27	[2]	13,772,696	13,531,674
5.26%	08/20/27	[2]	13,772,696	13,531,674
Term Loan, 1st Lien
(SOFR plus 0.95%)
5.32%	03/01/29	[2]	27,796,272	27,275,092

				54,338,440

Industrials — 0.23%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.80%	02/15/31	[2]	6,069,700	5,772,102
Balcan Innovations, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.75%)
9.04%	10/10/31	[2,3]	3,578,115	3,573,643
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
6.19%	07/01/29	[2]	24,630,760	24,653,297
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
8.81%	04/15/28	[2]	27,181,000	20,259,223
Oregon Tool Lux LP,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 5.35%)
9.67%	10/15/29	[2,3]	369,195	374,917
Term Loan, 2nd Lien (Luxembourg)
(SOFR plus 4.00%)
8.32%	10/15/29	[2,3]	14,053,326	10,452,161
TCP Sunbelt Acquisition Co.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.57%	10/24/31	[2]	4,977,525	4,971,303

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 86

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.05%	08/24/28	[2]	$5,297,981	$5,302,405
WEC U.S. Holdings Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.57%	01/27/31	[2]	3,854,938	3,824,349

				79,183,400

Information Technology — 0.27%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
7.67%	12/06/27	[2]	5,425,929	5,319,119
Barracuda Parent LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.79%	08/15/29	[2]	4,836,721	4,210,366
Cast & Crew Payroll LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07%	12/29/28	[2]	1,904,422	1,839,224
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.30%	01/29/27	[2]	2,361,954	1,466,809
Cotiviti, Inc.,
Term Loan, 1st Lien
(SOFR plus 1.75%)
7.08%	03/29/32	[2]	2,452,944	2,400,819
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.31%	12/12/29	[2]	5,829,299	5,848,740
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.09%	08/14/25	[2]	16,993,999	16,591,921
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.40%	10/01/27	[2]	17,578,346	16,534,895
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	02/06/31	[2]	5,051,406	5,049,310
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.57%	12/31/31	[2]	6,666,504	6,142,450
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
8.57%	05/03/28	[2]	1,778,430	1,693,963

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.17%	02/01/28	[2]	$6,069,741	$5,415,817
Renaissance Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.32%	04/05/30	[2]	4,773,704	4,693,171
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.56%	03/04/28	[2]	3,135,030	2,662,832
TripAdvisor, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.05%	07/08/31	[2]	3,399,316	3,354,479
X Corp.,
Term Loan B1, 1st Lien
(SOFR plus 6.65%)
10.95%	10/26/29	[2]	5,433,083	5,405,918
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.22% - 8.32%	11/17/29	[2]	5,710,750	5,460,905

				94,090,738

Insurance — 0.05%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.07%	02/15/27	[2]	7,515,735	7,505,025
Asurion LLC,
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
9.69%	01/20/29	[2]	3,290,000	3,059,190
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
7.69%	12/23/26	[2]	5,730,999	5,726,300

				16,290,515

Materials — 0.02%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.00%)
7.32%	08/18/28	[2]	4,321,214	4,315,812
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
6.92%	05/06/27	[2]	3,121,848	3,121,848

				7,437,660

Residential REITs — 0.10%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 0.95%)
5.27%	09/09/28	[2]	36,581,794	36,033,067

See accompanying Notes to Financial Statements.

87 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Retail — 0.05%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.07%	09/20/30	[2,3]	$6,652,898	$6,601,238
Dave & Buster’s, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.56%	11/01/31	[2]	4,779,638	4,191,169
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.18%	03/15/28	[2]	8,496,303	8,526,040

				19,318,447

Services — 0.07%
Albion Financing 3 SARL,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	08/16/29	[2]	865,892	867,784
Amspec Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.55%	12/22/31	[2,7]	1,498,087	1,499,031
Belron Finance U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.05%	10/16/31	[2]	2,890,512	2,889,167
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.66%	03/06/28	[2]	3,722,186	1,575,732
(SOFR plus 4.51%)
8.82%	03/06/28	[2]	4,643,962	2,070,441
Kelso Industries LLC,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 5.75%)
10.07%	12/30/29	[2,8]	332,733	331,485
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.07%	12/26/29	[2]	5,182,638	5,163,203
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.82%	11/14/30	[2]	2,780,102	2,774,889
Sabre GLBL, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 4.35%)
8.67%	06/30/28	[2]	70,715	68,741
(SOFR plus 6.10%)
10.42%	11/15/29	[2]	396,221	388,956
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.42%	06/30/28	[2]	1,695,612	1,641,565

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Services (continued)
TruGreen LP,
Term Loan B, 1st Lien

(SOFR plus 4.10%)
8.42%	11/02/27	[2]	$4,013,408	$3,789,339

				23,060,333

Total Bank Loans
(Cost $608,981,372)				566,659,662

CORPORATES — 15.30%*

Banking — 2.66%
Bank of America Corp.
1.73%	07/22/27	[9]	42,299,000	40,778,051
2.30%	07/21/32	[9]	2,000	1,709
2.59%	04/29/31	[9]	1,736,000	1,560,102
2.69%	04/22/32	[9]	2,174,000	1,914,754
3.42%	12/20/28	[9]	1,587,000	1,538,442
Bank of America Corp.
(MTN)
1.92%	10/24/31	[9]	18,688,000	15,991,390
2.09%	06/14/29	[9]	185,568,000	171,606,657
2.50%	02/13/31	[9]	201,000	180,529
3.97%	03/05/29	[9]	336,000	330,135
(CME Term SOFR 3-Month plus 0.91%)
5.23%	12/01/26	[2]	50,000,000	50,018,996
Bank of America Corp.,
Series N
1.66%	03/11/27	[9]	77,013,000	74,924,335
HSBC Holdings PLC

(United Kingdom)
2.01%	09/22/28	[3,9]	36,235,000	33,899,866
2.21%	08/17/29	[3,9]	2,000	1,834
JPMorgan Chase & Co.
1.04%	02/04/27	[9]	15,825,000	15,362,756
1.47%	09/22/27	[9]	10,000,000	9,566,343
1.58%	04/22/27	[9]	19,179,000	18,598,583
1.95%	02/04/32	[9]	47,125,000	40,106,107
2.07%	06/01/29	[9]	3,013,000	2,791,716
2.18%	06/01/28	[9]	2,490,000	2,369,590
2.55%	11/08/32	[9]	18,461,000	15,979,886
2.58%	04/22/32	[9]	19,039,000	16,740,453
2.95%	02/24/28	[9]	23,236,000	22,572,267
2.96%	01/25/33	[9]	12,277,000	10,846,551
3.70%	05/06/30	[9]	2,876,000	2,766,851
4.01%	04/23/29	[9]	2,671,000	2,626,344
4.45%	12/05/29	[9]	8,325,000	8,270,850
5.01%	01/23/30	[9]	10,505,000	10,624,646
JPMorgan Chase & Co.,
NVS
1.05%	11/19/26	[9]	13,390,000	13,098,955
PNC Financial Services Group, Inc. (The)
5.07%	01/24/34	[9]	3,000	2,968
5.68%	01/22/35	[9]	20,690,000	21,216,395
Santander UK Group Holdings PLC
(United Kingdom)
1.53%	08/21/26	[3,9]	6,354,000	6,268,882

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 88

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Banking (continued)
2.47%	01/11/28	[3,9]	$15,466,000	$14,863,775
3.82%	11/03/28	[3,9]	2,200,000	2,141,490
U.S. Bancorp
4.65%	02/01/29	[9]	70,000	70,055
4.84%	02/01/34	[9]	21,883,000	21,257,329
5.68%	01/23/35	[9]	8,470,000	8,667,082
Wells Fargo & Co.
(MTN)
2.39%	06/02/28	[9]	66,030,000	63,029,540
2.88%	10/30/30	[9]	161,948,000	149,314,125
3.35%	03/02/33	[9]	3,862,000	3,465,342
3.53%	03/24/28	[9]	35,510,000	34,793,580
4.90%	07/25/33	[9]	4,193,000	4,134,594
5.57%	07/25/29	[9]	14,844,000	15,248,345

				929,542,200

Communications — 1.61%
Altice Financing SA
(Luxembourg)
5.00%	01/15/28	[1,3]	1,449,000	1,088,158
5.75%	08/15/29	[1,3]	2,451,000	1,798,860
9.63%	07/15/27	[1,3]	3,900,000	3,334,737
Altice France SA
(France)
5.13%	07/15/29	[1,3]	1,720,000	1,354,367
8.13%	02/01/27	[1,3]	3,210,000	2,890,717
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%	02/01/32		10,000,000	8,104,243
3.70%	04/01/51		3,627,000	2,290,681
3.90%	06/01/52		15,867,000	10,274,002
4.80%	03/01/50		24,669,000	18,611,704
5.38%	04/01/38		505,000	456,042
5.38%	05/01/47		51,157,000	42,346,509
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.13%	07/01/49		14,837,000	11,772,021
CSC Holdings LLC
4.50%	11/15/31	[1]	775,000	560,655
4.63%	12/01/30	[1]	4,879,000	2,423,750
5.75%	01/15/30	[1]	11,758,000	6,248,036
6.50%	02/01/29	[1]	42,826,000	35,627,769
11.25%	05/15/28	[1]	12,833,000	12,514,221
11.75%	01/31/29	[1]	15,749,000	15,280,740
Discovery Communications LLC
4.13%	05/15/29		2,825,000	2,668,814
Frontier Communications Holdings LLC
8.63%	03/15/31	[1]	6,023,000	6,421,125
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38%	10/07/30	[3]	63,777,000	64,567,618
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15%	03/20/28	[1]	180,657,000	181,521,035

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Communications (continued)
Time Warner Cable LLC
4.50%	09/15/42		$27,580,000	$21,010,877
5.50%	09/01/41		37,297,000	32,344,107
5.88%	11/15/40		2,016,000	1,850,193
T-Mobile USA, Inc.
4.70%	01/15/35		58,630,000	56,480,267
5.13%	05/15/32		17,645,000	17,763,904

				561,605,152

Consumer Discretionary — 0.61%
Altria Group, Inc.
3.70%	02/04/51		995,000	685,253
Anheuser-Busch InBev SA
(EMTN)
(Belgium)
3.45%	09/22/31	[3]	5,000,000	5,468,929
3.95%	03/22/44	[3]	21,165,000	21,977,655
Bacardi Ltd.
(Bermuda)
5.15%	05/15/38	[1,3]	2,881,000	2,660,233
Davide Campari-Milano NV
(Netherlands)
2.38%	01/17/29	[3]	14,300,000	14,635,993
Diageo Finance PLC
(EMTN)
(United Kingdom)
3.75%	08/30/44	[3]	1,475,000	1,477,653
Imperial Brands Finance PLC
(United Kingdom)
3.50%	07/26/26	[1,3]	20,000,000	19,717,420
Opal Bidco SAS
(France)
6.50%	03/31/32	[1,3]	1,540,000	1,540,000
Pernod Ricard SA
(EMTN)
(France)
3.75%	09/15/33	[3]	1,000,000	1,079,728
Reynolds American, Inc.
5.85%	08/15/45		8,340,000	7,967,091
Spectrum Brands, Inc.
3.88%	03/15/31	[1]	3,151,000	2,694,598
WarnerMedia Holdings, Inc.
5.05%	03/15/42		28,113,000	22,493,210
5.14%	03/15/52		112,440,000	82,015,714
5.39%	03/15/62		42,245,000	30,506,817

				214,920,294

Diversified REITs — 0.44%
American Assets Trust LP
3.38%	02/01/31		6,447,000	5,678,805
6.15%	10/01/34		16,835,000	16,811,067
American Tower Corp.
1.88%	10/15/30		3,336,000	2,855,922
2.90%	01/15/30		2,025,000	1,863,058
4.90%	03/15/30		16,040,000	16,122,937
5.55%	07/15/33		975,000	996,523

See accompanying Notes to Financial Statements.

89 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Diversified REITs (continued)
Crown Castle, Inc.
2.10%	04/01/31		$23,220,000	$19,534,283
Digital Dutch Finco BV
(Netherlands)
1.25%	02/01/31	[3]	2,218,000	2,089,351
Digital Intrepid Holding BV
(Netherlands)
0.63%	07/15/31	[3]	16,455,000	14,699,794
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		7,310,000	6,829,716
5.30%	01/15/29		13,180,000	13,217,325
5.38%	04/15/26		3,126,000	3,137,753
5.75%	06/01/28		24,498,000	24,939,478
VICI Properties LP/VICI Note Co., Inc.
3.88%	02/15/29	[1]	6,903,000	6,604,229
4.13%	08/15/30	[1]	3,627,000	3,416,106
4.50%	01/15/28	[1]	2,727,000	2,696,796
Vonovia SE
(Georgia)
2.25%	04/07/30	[3]	4,500,000	4,612,519
Vonovia SE,
(EMTN)
(Georgia)
5.00%	11/23/30	[3]	4,500,000	5,197,007
WP Carey, Inc.
4.25%	07/23/32		3,655,000	4,003,103

				155,305,772

Electric — 1.41%
Alabama Power Co.
5. 10%	04/02/35		17,535,000	17,543,752
Alliant Energy Finance LLC
5.95%	03/30/29	[1]	4,120,000	4,269,612
Alliant Energy Finance, LLC
3.60%	03/01/32	[1]	4,515,000	4,086,394
Amprion GmbH
(EMTN)
(Georgia)
0.63%	09/23/33	[3]	4,400,000	3,699,825
4.00%	05/21/44	[3]	5,800,000	5,957,824
4.13%	09/07/34	[3]	5,000,000	5,511,324
Appalachian Power Co.
4.45%	06/01/45		100,000	81,733
5.65%	04/01/34		18,900,000	19,174,677
Appalachian Power Co.,
Series Z
3.70%	05/01/50		9,450,000	6,715,975
Arizona Public Service Co.
6.35%	12/15/32		2,444,000	2,603,349
Black Hills Corp.
6.15%	05/15/34		8,020,000	8,404,942
Comision Federal de Electricidad,
Series REGS
(Mexico)
3.35%	02/09/31	[3]	4,200,000	3,582,897

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Electric (continued)
Duke Energy Carolinas LLC
4.00%	09/30/42		$3,090,000	$2,539,865
4.25%	12/15/41		14,683,000	12,563,148
Duke Energy Florida LLC
5.88%	11/15/33		2,409,000	2,542,737
6.20%	11/15/53		35,000,000	37,052,230
Duke Energy Progress LLC
5.05%	03/15/35		29,245,000	29,100,343
5.55%	03/15/55		34,190,000	33,496,705
E.ON SE
(Georgia)
3.75%	01/15/36	[3]	1,600,000	1,699,594
E.ON SE
(EMTN)
(Georgia)
3.88%	09/05/38	[3]	4,236,000	4,448,273
Elia Group SA
(Belgium)
3.88%	06/11/31	[3]	10,200,000	11,125,322
Eurogrid GmbH
(EMTN)
(Georgia)
0.74%	04/21/33	[3]	8,300,000	7,207,001
1.11%	05/15/32	[3]	1,200,000	1,099,105
FirstEnergy Pennsylvania Electric Co.
3.25%	03/15/28	[1]	125,000	120,576
4.30%	01/15/29	[1]	13,381,000	13,192,031
5.15%	03/30/26	[1]	3,000,000	3,018,299
FirstEnergy Transmission LLC
2.87%	09/15/28	[1]	40,514,000	38,151,332
Florida Power & Light Co.
5.70%	03/15/55		24,155,000	24,690,073
5.80%	03/15/65		15,000,000	15,384,978
Interstate Power and Light Co.
5.70%	10/15/33		15,980,000	16,476,595
Jersey Central Power & Light Co.
2.75%	03/01/32	[1]	820,000	708,891
4.30%	01/15/26	[1]	8,645,000	8,612,972
6.40%	05/15/36		1,404,000	1,504,787
MVM Energetika Zrt
(Hungary)
6.50%	03/13/31	[3]	3,727,000	3,827,588
National Grid Electricity Transmission PLC
(EMTN)
(United Kingdom)
0.82%	07/07/32	[3]	6,900,000	6,183,379
Niagara Mohawk Power Corp.
3.03%	06/27/50	[1]	3,543,000	2,233,801
4.28%	10/01/34	[1]	4,375,000	4,044,923
Public Service Co. of New Mexico
3.85%	08/01/25		14,390,000	14,327,425
RTE Reseau de Transport d’Electricite SADIR
(EMTN)
(France)
3.50%	04/30/33	[3]	11,700,000	12,502,940
3.75%	04/30/44	[3]	4,800,000	4,882,577

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 90

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Electric (continued)
Southwestern Electric Power Co.
5.30%	04/01/33		$29,341,000	$29,454,964
Southwestern Electric Power Co.,
Series K
2.75%	10/01/26		26,488,000	25,796,007
Southwestern Electric Power Co.,
Series L
3.85%	02/01/48		17,395,000	12,735,255
TenneT Holding BV
(EMTN)
(Netherlands)
2.75%	05/17/42	[3]	22,220,000	21,273,792
4.50%	10/28/34	[3]	4,035,000	4,707,675
4.75%	10/28/42	[3]	3,866,000	4,442,919

				492,780,406

Energy — 0.43%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%	06/01/28	[1]	2,420,000	2,399,344
Boston Gas Co.
6.12%	07/20/53	[1]	13,275,000	13,519,935
Brooklyn Union Gas Co. (The)
4.87%	08/05/32	[1]	1,700,000	1,640,857
6.39%	09/15/33	[1]	1,120,000	1,182,860
6.42%	07/18/54	[1]	10,000,000	10,480,205
Ecopetrol SA
(Colombia)
8.88%	01/13/33	[3]	5,000,000	5,166,876
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16%	03/31/34	[1,3]	7,218,910	6,356,144
KazMunayGas National Co. JSC
(Kazakhstan)
3.50%	04/14/33	[1,3]	1,800,000	1,523,982
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50%	04/14/33	[3]	15,883,000	13,447,451
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38%	04/24/30	[3]	2,856,000	2,826,176
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25%	04/05/30	[3]	32,220,000	36,066,315
Pertamina Persero PT
(Indonesia)
3.10%	08/27/30	[1,3]	14,071,000	12,723,296
Petroleos Mexicanos
(Mexico)
6.35%	02/12/48	[3]	9,556,000	6,373,668
6.75%	09/21/47	[3]	11,681,000	8,010,341
Piedmont Natural Gas Co., Inc.
2.50%	03/15/31		7,272,000	6,352,616
5.40%	06/15/33		3,070,000	3,112,506

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Energy (continued)
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38%	09/26/27	[3]	$6,350,000	$6,152,817
Southern Co. Gas Capital Corp.
4.40%	05/30/47		50,000	40,921
TransCanada PipeLines Ltd.
(Canada)
5.85%	03/15/36	[3]	2,878,000	2,951,334
Venture Global LNG, Inc.
9.88%	02/01/32	[1]	9,795,000	10,410,932
Venture Global LNG, Inc.
NVS
9.00%[1,9,10]			1,085,000	1,027,702

				151,766,278

Finance — 1.90%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26	[3]	11,203,000	10,829,408
3.00%	10/29/28	[3]	58,242,000	54,706,200
Air Lease Corp.
2.20%	01/15/27		18,695,000	17,926,031
3.25%	10/01/29		5,000,000	4,684,225
4.63%	10/01/28		2,000,000	1,992,238
Air Lease Corp.
(MTN)
2.88%	01/15/26		10,055,000	9,909,452
3.00%	02/01/30		2,000,000	1,834,785
Alta Wind Holdings LLC
7.00%	06/30/35	[1,4,5]	2,943,121	2,829,949
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27	[1,3]	122,730,000	114,960,447
3.25%	02/15/27	[1,3]	5,900,000	5,721,698
4.38%	05/01/26	[1,3]	2,405,000	2,391,765
BlackRock, Inc.
3.75%	07/18/35		12,225,000	13,232,866
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-
Pan European Core Fund
(EMTN)
(Luxembourg)
4.75%	03/27/34	[3]	2,765,000	3,081,421
Citigroup, Inc.
1.46%	06/09/27	[9]	22,971,000	22,131,250
2.52%	11/03/32	[9]	13,213,000	11,293,475
2.57%	06/03/31	[9]	868,000	773,424
2.67%	01/29/31	[9]	3,838,000	3,461,824
2.98%	11/05/30	[9]	5,739,000	5,287,379
3.06%	01/25/33	[9]	24,311,000	21,305,803
3.98%	03/20/30	[9]	3,965,000	3,843,486
EverBank Financial Corp.
5.75%	07/02/25		2,765,000	2,758,586
Goldman Sachs Group, Inc. (The)
1.43%	03/09/27	[9]	97,484,000	94,553,913
1.54%	09/10/27	[9]	75,070,000	71,818,783

See accompanying Notes to Financial Statements.

91 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Finance (continued)
1.95%	10/21/27	[9]	$1,337,000	$1,282,807
2.38%	07/21/32	[9]	449,000	384,663
3.50%	04/01/25		31,914,000	31,914,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		15,193,000	14,419,237
9.75%	01/15/29		9,482,000	9,441,883
10.00%	11/15/29	[1]	4,041,000	4,016,874
Morgan Stanley
0.99%	12/10/26	[9]	15,176,000	14,797,629
2.94%	01/21/33	[9]	7,840,000	6,875,876
Morgan Stanley
(GMTN)
1.51%	07/20/27	[9]	1,000,000	961,418
2.24%	07/21/32	[9]	31,942,000	27,166,067
Morgan Stanley
(MTN)
1.79%	02/13/32	[9]	6,138,000	5,142,566
1.93%	04/28/32	[9]	2,890,000	2,423,251
Nationwide Building Society
(United Kingdom)
4.30%	03/08/29	[1,3,9]	4,140,000	4,086,432
Volkswagen Financial Services AG
(Georgia)
3.88%	11/19/31	[3]	40,900,000	43,851,691
Volkswagen International Finance NV
(Netherlands)
7.88%[3,9,10]			12,000,000	14,459,854

				662,552,656

Food — 0.49%
ELO SACA
(EMTN)
(France)
4.88%	12/08/28	[3]	1,000,000	964,664
6.00%	03/22/29	[3]	15,800,000	15,526,914
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
4.38%	02/02/52	[3]	68,642,000	53,338,873
Mondelez International, Inc.
0.75%	03/17/33		7,100,000	6,197,541
2.38%	03/06/35		2,205,000	2,116,466
Pilgrim’s Pride Corp.
3.50%	03/01/32		56,833,000	50,100,308
Smithfield Foods, Inc.
2.63%	09/13/31	[1]	14,435,000	12,300,070
3.00%	10/15/30	[1]	8,890,000	7,923,903
4.25%	02/01/27	[1]	24,855,000	24,490,450

				172,959,189

Gaming — 0.01%
Flutter Treasury DAC,
(Ireland)
5.00%	04/29/29	[1,3]	2,320,000	2,570,597

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care — 2.20%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28	[1,3]	$34,235,000	$34,250,302
American Medical Systems Europe BV
(Netherlands)
3.00%	03/08/31	[3]	39,940,000	42,404,302
Bayer U.S. Finance II LLC
2.85%	04/15/25	[1]	2,805,000	2,804,153
3.95%	04/15/45	[1]	17,489,000	12,442,366
4.38%	12/15/28	[1]	23,572,000	22,981,309
4.40%	07/15/44	[1]	78,703,000	60,092,100
4.63%	06/25/38	[1]	46,534,000	40,181,239
4.88%	06/25/48	[1]	44,314,000	35,544,076
5.50%	08/15/25	[1]	13,932,000	13,960,365
5.50%	07/30/35	[1]	3,820,000	3,702,867
Bayer U.S. Finance LLC
6.88%	11/21/53	[1]	21,520,000	22,261,793
Centene Corp.
3.00%	10/15/30		48,742,000	42,661,019
CVS Health Corp.
4.78%	03/25/38		11,472,000	10,325,086
5.05%	03/25/48		25,496,000	21,773,768
5.13%	07/20/45		12,700,000	11,090,494
5.88%	06/01/53		15,470,000	14,616,403
6.75%	12/10/54	[9]	14,063,000	14,071,062
7.00%	03/10/55	[9]	19,060,000	19,212,004
Elevance Health, Inc.
5.20%	02/15/35		26,644,000	26,717,773
5.38%	06/15/34		9,507,000	9,628,765
Fresenius Medical Care U.S. Finance III, Inc.
1.88%	12/01/26	[1]	67,592,000	64,605,749
Grifols SA,
Series REGS
(Spain)
3.88%	10/15/28	[3]	37,995,000	37,812,627
7.50%	05/01/30	[3]	5,820,000	6,576,421
HCA, Inc.
2.38%	07/15/31		563,000	479,513
5.88%	02/15/26		3,915,000	3,931,019
Humana, Inc.
5.55%	05/01/35		35,165,000	34,795,071
Illumina, Inc.
2.55%	03/23/31		200,000	172,612
Johnson & Johnson
3.05%	02/26/33		29,030,000	30,999,138
3.55%	06/01/44		1,575,000	1,625,213
Kedrion SpA
(Italy)
6.50%	09/01/29	[1,3]	11,000,000	10,466,423
Medtronic Global Holdings SCA
(Luxembourg)
1.00%	07/02/31	[3]	9,030,000	8,563,893
1.63%	03/07/31	[3]	3,560,000	3,527,148
Medtronic, Inc.
4.15%	10/15/43		3,570,000	3,841,364

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 92

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
ModivCare, Inc.
5.00%	10/01/29	[1,11]	$42,214,000	$17,307,740
MSD Netherlands Capital BV
(Netherlands)
3.70%	05/30/44	[3]	1,345,000	1,380,862
Premier Health Partners,
Series G
2.91%	11/15/26		2,229,000	2,156,100
Royalty Pharma PLC
(United Kingdom)
1.75%	09/02/27	[3]	1,295,000	1,209,019
Sartorius Finance BV
(Netherlands)
4.50%	09/14/32	[3]	2,000,000	2,256,608
4.88%	09/14/35	[3]	1,400,000	1,605,945
Stryker Corp.
3.38%	09/11/32		845,000	906,201
UnitedHealth Group, Inc.
5.15%	07/15/34		16,970,000	17,086,153
5.63%	07/15/54		12,570,000	12,348,612
Universal Health Services, Inc.
1.65%	09/01/26		45,000,000	43,084,811

				767,459,488

Health Care REITs — 0.10%
Healthcare Realty Holdings LP
2.40%	03/15/30		2,000	1,763
3.63%	01/15/28		25,359,000	24,497,616
3.88%	05/01/25		9,381,000	9,374,006

				33,873,385

Industrial REITs — 0.01%
LXP Industrial Trust
6.75%	11/15/28		4,015,000	4,248,849

Industrials — 0.68%
Amcor Flexibles North America, Inc.
5.10%	03/17/30	[1]	23,322,000	23,552,152
5.50%	03/17/35	[1]	4,285,000	4,303,191
Amcor UK Finance PLC
(United Kingdom)
3.95%	05/29/32	[3]	4,570,000	4,939,893
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25%	08/15/27	[1,3]	49,578,000	22,831,167
Berry Global, Inc.
1.57%	01/15/26		37,992,000	37,054,609
1.65%	01/15/27		16,949,000	16,087,871
4.88%	07/15/26	[1]	38,211,000	38,194,730
5.65%	01/15/34		1,570,000	1,590,658
Boeing Co. (The)
5.81%	05/01/50		7,945,000	7,565,501
5.93%	05/01/60		15,000,000	14,112,918
6.26%	05/01/27		3,855,000	3,967,783
6.53%	05/01/34		23,144,000	24,800,601

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Industrials (continued)
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
4.94%	05/05/26	[2]	$1,785,000	$1,790,708
(CME Term SOFR 3-Month plus 0.74%)
5.06%	08/15/36	[2]	11,550,000	10,849,926
Heathrow Funding Ltd.
(EMTN)
(United Kingdom)
1.13%	10/08/30	[3]	18,800,000	17,976,362
Oregon Tool Lux LP
(Luxembourg)
7.88%	10/15/29	[1,3]	12,270,895	7,362,341

				236,980,411

Information Technology — 0.30%
Dell International LLC/EMC Corp.
4.75%	04/01/28		4,215,000	4,235,217
5.00%	04/01/30		4,000,000	4,017,428
Foundry JV Holdco LLC
5.50%	01/25/31	[1]	2,710,000	2,754,034
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75%	05/01/29	[1]	2,895,000	2,883,293
Intel Corp.
2.00%	08/12/31		10,522,000	8,805,338
3.05%	08/12/51		10,192,000	5,999,521
3.73%	12/08/47		12,580,000	8,782,904
4.90%	08/05/52		6,685,000	5,478,717
5.60%	02/21/54		6,707,000	6,093,254
5.70%	02/10/53		2,725,000	2,508,030
Open Text Corp.
(Canada)
6.90%	12/01/27	[1,3]	3,061,000	3,169,665
Oracle Corp.
4.80%	08/03/28		27,750,000	27,986,703
Uber Technologies, Inc.
4.30%	01/15/30		24,250,000	23,852,105

				106,566,209

Insurance — 0.87%
Athene Global Funding
1.61%	06/29/26	[1]	58,755,000	56,663,808
Farmers Exchange Capital
7.05%	07/15/28	[1]	13,283,000	13,881,812
7.20%	07/15/48	[1]	18,415,000	19,282,326
Farmers Exchange Capital II
6.15%	11/01/53	[1,9]	57,061,000	54,954,140
Farmers Exchange Capital III
5.45%	10/15/54	[1,9]	49,425,000	44,799,710
Farmers Insurance Exchange
4.75%	11/01/57	[1,9]	23,060,000	18,807,995
Protective Life Global Funding
1.90%	07/06/28	[1]	47,980,000	44,281,436
Teachers Insurance & Annuity Association of America
3.30%	05/15/50	[1]	74,020,000	49,615,422

See accompanying Notes to Financial Statements.

93 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Insurance (continued)
4.27%	05/15/47	[1]	$3,496,000	$2,846,816

				305,133,465

Materials — 0.21%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13%	02/02/33	[3]	11,110,000	10,727,612
International Flavors & Fragrances, Inc.
1.83%	10/15/27	[1]	1,615,000	1,505,443
2.30%	11/01/30	[1]	48,565,000	42,023,938
3.27%	11/15/40	[1]	10,351,000	7,543,251
3.47%	12/01/50	[1]	9,947,000	6,553,031
5.00%	09/26/48		6,615,000	5,646,704

				73,999,979

Office REITs — 0.13%
Hudson Pacific Properties LP
3.25%	01/15/30		37,939,000	26,267,323
3.95%	11/01/27		16,397,000	14,501,985
4.65%	04/01/29		6,271,000	4,770,552
5.95%	02/15/28		14,000	12,156

				45,552,016

Residential REITs — 0.08%
American Homes 4 Rent LP
2.38%	07/15/31		2,845,000	2,442,221
3.38%	07/15/51		17,118,000	11,358,819
5.50%	02/01/34		5,276,000	5,283,108
5.50%	07/15/34		5,000,000	4,990,846
Invitation Homes Operating Partnership LP
5.50%	08/15/33		4,260,000	4,289,380

				28,364,374

Retail — 0.24%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%	04/01/26	[1]	18,769,000	18,602,507
5.88%	04/01/29	[1]	29,507,000	26,743,351
McDonald’s Corp.
(GMTN)
4.25%	03/07/35		5,885,000	6,558,745
Michaels Cos., Inc. (The)
5.25%	05/01/28	[1]	18,294,000	12,652,300
7.88%	05/01/29	[1]	16,736,000	9,105,700
Papa John’s International, Inc.
3.88%	09/15/29	[1]	9,150,000	8,582,842

				82,245,445

Retail REITs — 0.05%
Federal Realty OP LP
7.48%	08/15/26		18,825,000	19,327,365

Services — 0.17%
AA Bond Co. Ltd.,
(EMTN)
(United Kingdom)
8.45%	01/31/28	[3]	12,555,000	17,169,323

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Services (continued)
Worldline SA
(France)
0.00%	07/30/25	[3,12]	$107,010	$13,613,646
0.00%	07/30/26	[3,12]	265,300	27,963,192

				58,746,161

Specialized REITs — 0.22%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00%	05/04/28	[3]	13,936,000	13,981,086
Extra Space Storage LP
2.20%	10/15/30		1,090,000	949,974
2.40%	10/15/31		14,348,000	12,202,335
2.55%	06/01/31		1,500,000	1,301,148
3.88%	12/15/27		928,000	911,860
3.90%	04/01/29		1,430,000	1,381,965
LEG Immobilien SE
(EMTN)
(Georgia)
0.88%	03/30/33	[3]	8,100,000	6,864,030
1.50%	01/17/34	[3]	3,800,000	3,288,785
Realty Income Corp.
4.88%	07/06/30		14,180,000	16,188,145
5.13%	07/06/34		16,195,000	18,823,955

				75,893,283

Transportation — 0.39%
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35%	10/15/29		12,928,457	12,216,379
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28		65,890,173	62,051,926
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00%	11/15/32		7,862,385	7,321,544
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30%	08/15/25		9,014,129	8,992,612
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50%	03/01/30		23,759,112	22,462,695
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80%	01/15/36		21,850,897	22,180,610

				135,225,766

Water — 0.09%
Holding d’Infrastructures des Metiers de l’Environnement
(France)
4.88%	10/24/29	[3]	9,850,000	10,841,214

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 94

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Water (continued)
Suez SACA
(EMTN)
(France)
2.88%	05/24/34	[3]	$20,300,000	$20,147,346

				30,988,560

Total Corporates
(Cost $5,627,191,506)				5,348,607,300

FOREIGN GOVERNMENT OBLIGATIONS — 0.62%

Foreign Government Obligations — 0.62%
Brazilian Government International Bond
(Brazil)
6.00%	10/20/33	[3]	13,120,000	12,795,845
6.13%	03/15/34	[3]	9,393,000	9,164,942
6.63%	03/15/35	[3]	7,600,000	7,572,354
Costa Rica Government International Bond,
Series REGS
(Costa Rica)
6.55%	04/03/34	[3]	5,000,000	5,147,620
Guatemala Government Bond,
Series REGS
(Guatemala)
5.25%	08/10/29	[3]	19,100,000	18,800,941
6.60%	06/13/36	[3]	7,300,000	7,371,796
Hungary Government International Bond
(Hungary)
2.13%	09/22/31	[1,3]	13,773,000	11,206,264
Indonesia Government International Bond
(Indonesia)
4.75%	09/10/34	[3]	4,261,000	4,115,317
Israel Government International Bond,
Series 5Y
(Iceland)
5.38%	02/19/30	[3]	22,400,000	22,570,320
Mexico Government International Bond
(Mexico)
2.66%	05/24/31	[3]	2,190,000	1,849,997
3.50%	02/12/34	[3]	14,767,000	12,163,369
4.75%	04/27/32	[3]	2,350,000	2,196,402
4.88%	05/19/33	[3]	8,399,000	7,758,680
6.35%	02/09/35	[3]	8,940,000	8,981,425
Oman Government International Bond,
Series REGS
(Oman)
5.63%	01/17/28	[3]	7,500,000	7,563,537
Panama Government International Bond
(Panama)
2.25%	09/29/32	[3]	16,728,000	12,196,784
6.40%	02/14/35	[3]	4,225,000	3,981,345
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95%	04/28/3	[13]	12,150,000	11,815,762

Issues	Maturity Date		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Foreign Government Obligations (continued)
Republic of South Africa Government International Bond
(South Africa)
4.30%	10/12/283		$1,556,000	$1,468,571
4.85%	09/30/29	[3]	9,814,000	9,256,053
5.88%	06/22/30	[3]	5,535,000	5,382,408
5.88%	04/20/32	[3]	10,600,000	10,095,911
Romanian Government International Bond,
Series REGS
(Romania)
3.00%	02/14/31	[3]	16,616,000	13,908,313
3.63%	03/27/32	[3]	9,384,000	7,862,683

Total Foreign Government Obligations
(Cost $223,801,185)				215,226,639

MORTGAGE-BACKED — 53.93%**

Non-Agency Commercial Mortgage-Backed — 4.02%
1301 Properties Owner LP
2.08%	09/07/25	†,2,4,5	47,327,027	47,061,996
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09%	08/10/38	[1,9]	122,930,000	119,171,169
BGME Trust,
Series 2021-VR, Class A
2.99%	01/10/43	[1,9]	20,000,000	17,203,184
BGME Trust,
Series 2021-VR, Class B
2.99%	01/10/43	[1,9]	32,137,000	26,155,472
Blackstone Industrial Portfolio - Proj Foxtrot
2.23%	04/09/25	†,2,4,5	69,689,355	68,804,300
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84%	03/09/44	[1]	130,165,000	117,842,748
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B
(CME Term SOFR 1-Month plus 3.14%)
7.46%	06/15/27	[1,2]	90,170,000	90,448,896
BX Trust,
Series 2019-OC11, Class A
3.20%	12/09/41	[1]	42,270,000	39,075,800
BXHPP Trust,
Series 2021-FILM, Class A
(CME Term SOFR 1-Month plus 0.76%)
5.08%	08/15/36	[1,2]	57,000,000	55,078,103
BXHPP Trust,
Series 2021-FILM, Class B
(CME Term SOFR 1-Month plus 1.01%)
5.33%	08/15/36	[1,2]	16,602,000	15,559,345
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
5.53%	08/15/36	[1,2]	15,057,000	13,901,973
BXHPP Trust,
Series 2021-FILM, Class D
(CME Term SOFR 1-Month plus 1.61%)
5.93%	08/15/36	[1,2]	11,500,000	10,408,644

See accompanying Notes to Financial Statements.

95 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.30%	03/10/39	[1,9]	$272,551,000	$3,039,121
CENT Trust,
Series 2023-CITY, Class A
(CME Term SOFR 1-Month plus 2.62%)
6.94%	09/15/38	[1,2]	88,590,000	88,924,994
Century Plaza Towers,
Series 2019-CPT, Class A
2.87%	11/13/39	[1]	27,645,000	24,919,333
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class A
2.65%	12/10/41	[1]	5,000,000	4,391,080
DC Office Trust,
Series 2019-MTC, Class A
2.97%	09/15/45	[1]	31,135,000	28,063,208
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
3.67%	11/20/33	[2,3]	2,936,610	3,156,900
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39	[1]	84,915,000	78,616,141
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94%	12/10/41	[1,9]	81,025,000	73,644,943
LoanCore Issuer Ltd.,
Series 2021-CRE5, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.41%)
5.73%	07/15/36	[1,2,3]	20,675,134	20,667,491
MF1 Ltd.,
Series 2022-FL8, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.35%)
5.67%	02/19/37	[1,2,3]	20,840,744	20,858,270
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69%	02/12/40	[1]	8,500,000	7,413,462
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
5.96%	03/15/39	[1,2]	21,267,000	21,283,707
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/15/54	[1]	147,667,000	132,016,040
Project Colt (Acquired 03/08/2022, cost $100,000,000)
7.05%	03/10/27	†,2,4,5	100,000,000	99,890,000
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87%	01/05/43	[1,9]	56,465,000	49,682,469
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14%	01/05/43	[1,9]	8,710,000	7,737,032

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
SHOW 2022-BIZ A
Series 2022-BIZ, Class A
(CME Term SOFR 1-Month plus 2.98%)
7.31%	01/15/27	[1,2]	$68,000,000	$63,263,335
SREIT Trust,
Series 2021-PALM, Class G
(CME Term SOFR 1-Month plus 3.73%)
8.05%	10/15/34	[1,2]	40,000,000	39,556,128
Taurus UK DAC,
Series 2021-UK1X, Class C
(Ireland)
(SONIA plus 1.65%)
6.13%	05/17/31	[2,3]	975,833	1,259,521
Taurus UK DAC,
Series 2021-UK1X, Class D
(Ireland)
(SONIA plus 2.60%)
7.08%	05/17/31	[2,3]	5,618,732	7,272,395
Taurus UK DAC,
Series 2021-UK1X, Class E
(Ireland)
(SONIA plus 3.65%)
8.13%	05/17/31	[2,3]	5,761,682	7,420,787
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
6.58%	08/17/31	[2,3]	2,795,554	3,598,929

				1,407,386,916

Non-Agency Mortgage-Backed — 12.24%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 05/25/25)
7.40%	06/25/32		14,830	14,591
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(CME Term SOFR 1-Month plus 0.75%)
5.07%	05/25/34	[2]	111,051	104,560
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
4.73%	06/25/36	[2]	2,152,259	1,586,421
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(CME Term SOFR 1-Month plus 0.49%)
4.81%	06/25/37	[2]	23,353,931	16,781,778
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(CME Term SOFR 1-Month plus 0.65%)
4.97%	01/25/36	[2]	119,267	111,448
Adjustable Rate Mortgage Trust,
Series 2007-3, Class 2A1
6.08%	11/25/37	[1,9]	24,691,826	16,553,437
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 04/25/25)
2.86%	07/25/59	[1]	73,028	70,510

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 96

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2004-30CB, Class 1A6
5.50%	02/25/35		$19,555,659	$19,221,472
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31		1,253	1,292
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
5.64%	02/25/36	[2]	26,654,591	24,229,804
Alternative Loan Trust,
Series 2005-84, Class 1A1
5.28%	02/25/36	[9]	22,413	19,197
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
4.82%	02/25/37	[9]	588,827	519,207
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(CME Term SOFR 1-Month plus 0.31%)
4.63%	03/25/37	[2]	516,101	140,957
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus
1.15%)
5.79%	10/25/46	[2]	29,003,953	18,808,579
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.34%	02/25/47	[2]	43,408,243	15,279,714
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(CME Term SOFR 1-Month plus 0.24%)
4.56%	03/25/47	[2]	20,236,853	17,897,760
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(CME Term SOFR 6-Month plus 1.93%)
4.97%	10/25/34	[2]	1,772,532	1,754,793
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(CME Term SOFR 1-Month plus 0.85%)
5.17%	10/25/35	[2]	37,832	37,346
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(CME Term SOFR 1-Month plus 0.77%)
5.09%	11/25/35	[2]	8,131,788	7,927,228
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(CME Term SOFR 1-Month plus 0.43%)
4.75%	11/25/36	[2]	37,882,129	15,317,991

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(CME Term SOFR 1-Month plus 0.86%)
5.18%	06/25/37	[2]	$18,909,626	$15,634,163
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
5.43%	06/25/37	[2]	13,814,144	11,420,710
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(CME Term SOFR 1-Month plus 0.57%)
4.89%	11/25/36	[2]	9,098,565	8,869,764
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32		9,606	9,648
Banc of America Funding Trust,
Series 2006-D, Class 3A1
5.20%	05/20/36	[9]	2,256,747	2,034,842
Banc of America Funding Trust,
Series 2006-E, Class 2A1
6.02%	06/20/36	[9]	20,947	18,907
Banc of America Funding Trust,
Series 2006-H, Class 3A1
5.01%	09/20/46	[9]	387,115	315,996
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
6.61%	07/25/34	[9]	11,914	11,488
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
5.77%	04/25/35	[9]	63,156	62,461
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00%	03/25/37		312,057	265,753
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00%	09/25/37		118,738	96,665
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00%	04/25/37		202,329	91,243
BCAP LLC Trust,
Series 2007-AA5, Class A1
(CME Term SOFR 1-Month plus 1.41%)
5.73%	09/25/47	[2]	10,945,208	9,697,041
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
4.97%	05/25/35	[9]	4,871	4,737
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
4.49%	07/25/36	[9]	1,201,371	510,491
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
5.08%	01/25/35	[9]	1,545,375	1,508,845
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
4.41%	10/25/36	[9]	147,623	130,664

See accompanying Notes to Financial Statements.

97 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(CME Term SOFR 1-Month plus 0.36%)
4.68%	08/25/20	[2]	$888,605	$535,586
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00%	03/25/36		55,663	55,504
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(CME Term SOFR 1-Month plus 0.39%)
4.71%	11/25/36	[2]	1,888,900	1,867,196
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AC1, Class A3 (STEP-reset date 05/25/25)
6.55%	02/25/37		24,163,618	22,434,839
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 05/25/25)
5.50%	01/25/34		369,483	308,840
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 05/25/25)
5.75%	01/25/34		333,113	278,379
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(CME Term SOFR 1-Month plus 0.47%)
4.79%	10/25/36	[2]	809,686	716,675
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(CME Term SOFR 1-Month plus 0.27%)
4.59%	12/25/46	[2]	11,360,821	10,132,515
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(CME Term SOFR 1-Month plus 0.45%)
4.77%	06/25/47	[2]	1,803,095	1,601,015
Carrington Mortgage Loan Trust,
Series 2006-NC3, Class A4
(CME Term SOFR 1-Month plus 0.35%)
4.91%	08/25/36	[2]	46,429,000	38,300,169
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A4
(CME Term SOFR 1-Month plus 0.33%)
4.65%	10/25/36	[2]	22,415,000	20,159,013
Chase Funding Trust,
Series 2003-5, Class 2A2
(CME Term SOFR 1-Month plus 0.71%)
5.03%	07/25/33	[2]	2,158	2,158
Chase Funding Trust,
Series 2004-2, Class 2A2
(CME Term SOFR 1-Month plus 0.61%)
4.93%	02/26/35	[2]	2,539	2,495
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
4.74%	09/25/36	[9]	288,763	261,824
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50%	11/25/21		1,301,032	437,461

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
6.68%	06/25/35	[9]	$549,297	$548,829
ChaseFlex Trust,
Series 2006-2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.59%	09/25/36	[2]	3,555,487	2,970,046
CIM Trust,
Series 2019-R1, Class A
3.25%	10/25/58	[1,9]	33,885,917	30,436,951
CIM Trust,
Series 2019-R3, Class A
2.63%	06/25/58	[1,9]	66,744,948	61,135,436
CIM Trust,
Series 2019-R4, Class A1
3.00%	10/25/59	[1,9]	71,560,398	66,145,144
CIM Trust,
Series 2020-R1, Class A1
2.85%	10/27/59	[1,9]	110,144,900	97,108,788
CIM Trust,
Series 2020-R3, Class A1A
4.00%	01/26/60	[1,9]	81,279,886	77,195,239
CIM Trust,
Series 2020-R6, Class A1
2.25%	12/25/60	[1,9]	64,678,738	56,227,122
CIM Trust,
Series 2020-R6, Class A1A
2.25%	12/25/60	[1,9]	39,240,315	35,611,347
CIM Trust,
Series 2020-R7, Class A1A
2.25%	12/27/61	[1,9]	160,340,645	146,049,772
CIM Trust,
Series 2021-R1, Class A2
2.40%	08/25/56	[1,9]	56,498,660	51,095,439
CIM Trust,
Series 2021-R2, Class A2
2.50%	01/25/57	[1,9]	49,598,707	45,604,890
CIM Trust,
Series 2021-R3, Class A1A
1.95%	06/25/57	[1,9]	155,067,933	142,388,106
CIM Trust,
Series 2021-R4, Class A1A
2.00%	05/01/61	[1,9]	144,220,751	131,541,309
CIM Trust,
Series 2021-R5, Class A1
2.00%	08/25/61	[1,9]	34,126,334	29,129,768
CIM Trust,
Series 2021-R5, Class A1A
2.00%	08/25/61	[1,9]	135,291,258	117,706,439
CIM Trust,
Series 2022-I1, Class A1
4.35%	02/25/67	[1,9]	29,190,548	28,953,801
CIM Trust,
Series 2023-R1, Class A1A
5.40%	04/25/62	[1,9]	244,356,079	231,679,178

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 98

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2023-R3, Class A1
4.50%	01/25/63	[1,9]	$34,457,399	$31,508,314
CIM Trust,
Series 2023-R3, Class A1A
4.50%	01/25/63	[1,9]	194,034,636	179,507,030
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00%	02/25/35		63,051	61,378
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 05/25/25)
4.69%	03/25/37		42,111	41,918
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.37%)
4.69%	11/25/35	[2]	86,069	73,569
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
5.85%	03/25/36	[9]	5,610,374	4,272,477
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 05/25/25)
7.25%	05/25/36		26,468,773	13,246,022
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
4.74%	03/25/37	[9]	108,022	105,162
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
5.24%	04/25/37	[9]	40,313	36,234
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(CME Term SOFR 1-Month plus 1.75%)
5.03%	02/20/36	[1,2]	4,656,028	4,304,480
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
5.17%	10/25/35	[9]	293,229	263,380
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81%	04/25/36	[9]	96,974	88,059
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(CME Term SOFR 1-Month plus 0.91%)
5.23%	10/25/47	[2]	5,801,025	5,381,152
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
6.75%	06/19/31	[9]	4,330	4,299
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
6.55%	08/25/34	[9]	509,955	470,943
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(CME Term SOFR 1-Month plus 0.77%)
5.09%	02/25/35	[2]	55,634	52,253
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
5.56%	06/25/34	[9]	38,633	35,595

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
6.80%	06/20/34	[9]	$3,937	$3,879
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
5.85%	09/20/34	[9]	314,521	303,213
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
4.49%	04/25/35	[9]	191,966	165,295
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
5.32%	09/25/47	[9]	458,648	361,544
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.94%	03/25/37	[9]	811,980	680,667
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
5.73%	08/25/33	[9]	3,519	3,423
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50%	07/25/20		2,596	2,336
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-1, Class 2A1
6.50%	02/25/34		3,945	3,953
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 6A1
6.31%	06/25/34	[9]	31,947	31,530
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78%	10/27/61	[1]	8,576,962	6,539,665
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23%	04/25/61	[1]	8,486,750	6,952,960
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(CME Term SOFR 1-Month plus 0.31%)
4.38%	11/27/46	[1,2]	460,639	459,258
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM6, Class A1
1.17%	07/25/66	[1,9]	5,700,118	4,721,412
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class PT
3.73%	10/25/61	[1,9]	204,179,184	163,684,102
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class SA (IO)
0.00%	10/25/61	[1,4,5,9]	151,915	147,190
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.64%	04/25/61	[1,9]	203,820,616	174,923,663
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class SA (IO)
0.00%	04/25/61	[1,4,5,9]	349,578	342,659

See accompanying Notes to Financial Statements.

99 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 05/25/25)
3.95%	01/25/33		$3,052	$2,932
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.71%	10/25/36	[2]	30,513,121	21,765,278
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.71%	10/25/36	[2]	7,646,407	6,925,939
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(CME Term SOFR 1-Month plus 0.41%)
4.73%	11/25/36	[2]	21,428,087	9,680,599
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 05/25/25)
3.15%	01/25/37		5,794,998	1,635,554
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 05/25/25)
3.15%	01/25/37		10,890,181	3,072,612
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(CME Term SOFR 1-Month plus 0.28%)
3.34%	04/25/37	[2]	18,320,739	10,526,171
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 05/25/25)
3.53%	02/25/37		21,207,385	12,620,712
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 05/25/25)
3.53%	02/25/37		15,526,963	9,240,240
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 05/25/25)
3.53%	02/25/37		2,823,554	1,680,323
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 05/25/25)
6.28%	12/25/36		5,268,016	237,561
Deephaven Residential Mortgage Trust,
Series 2021-4, Class A1
1.93%	11/25/66	[1,9]	20,028,241	17,596,098
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(CME Term SOFR 1-Month plus 0.49%)
4.81%	08/25/36	[2]	1,654,249	1,493,911
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(CME Term SOFR 1-Month plus 0.37%)
4.69%	12/25/36	[2]	1,318,847	456,658
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A2
(CME Term SOFR 1-Month plus 0.49%)
4.81%	12/25/36	[2]	24,207,239	7,733,833

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(CME Term SOFR 1-Month plus 0.49%)
4.81%	02/25/37	[2]	$293,652	$254,499
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(CME Term SOFR 1-Month plus 1.81%)
6.14%	10/25/47	[2]	16,425,195	13,264,077
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A4
(CME Term SOFR 1-Month plus 0.81%)
5.13%	06/25/37	[2]	14,019,568	12,111,300
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.71%	07/25/47	[2]	24,357,434	22,564,695
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50%	12/25/35		210,843	170,281
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
4.02%	02/25/36	[9]	477,904	316,963
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(CME Term SOFR 1-Month plus 0.83%)
5.15%	01/19/45	[2]	968,982	739,063
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
4.91%	07/19/45	[2]	56,266	53,892
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.31%)
4.63%	10/19/36	[2]	12,310,184	8,182,710
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.25%)
4.57%	03/19/37	[2]	4,775,120	3,922,794
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22%	02/25/33	[9]	2,522	2,459
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 05/25/25)
5.80%	11/25/32		22,247	22,297
Fannie Mae Connecticut Avenue Securities,
Series 2019-R07, Class 1B1
(SOFR30A plus 3.51%)
7.85%	10/25/39	[1,2]	10,473,465	10,747,036
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
7.44%	10/25/41	[1,2]	5,660,000	5,759,961
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
4.75%	10/25/36	[2]	8,650,055	5,687,391

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 100

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
4.91%	10/25/36	[2]	$545,452	$358,724
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(CME Term SOFR 1-Month plus 0.33%)
4.65%	12/25/37	[2]	4,262,397	3,877,139
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
4.75%	12/25/37	[2]	11,721,974	10,662,702
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(CME Term SOFR 1-Month plus 0.53%)
4.85%	12/25/37	[2]	8,495,705	7,727,844
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(CME Term SOFR 1-Month plus 0.41%)
4.73%	04/25/36	[2]	1,636,677	1,627,290
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(CME Term SOFR 1-Month plus 0.39%)
4.71%	01/25/38	[2]	47,298,655	25,697,241
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.71%	03/25/37	[2]	42,900,852	22,370,919
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.63%	03/25/37	[2]	19,094,261	9,043,040
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
4.73%	03/25/37	[2]	10,946,434	5,198,222
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
4.87%	03/25/37	[2]	32,380,810	15,401,120
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
5.67%	08/25/34	[9]	2,262,956	2,202,708
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.17%	09/25/34	[9]	4,781	4,825
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
5.63%	10/25/34	[9]	303,131	298,639
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
5.55%	12/25/35	[9]	5,722,697	4,748,564
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.04%	02/25/36	[9]	5,612,039	3,478,593

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
5.51%	06/25/35	[9]	$5,365,924	$4,990,728
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
5.23%	09/25/35	[9]	3,988,485	3,492,997
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
5.13%	10/25/35	[9]	6,571,185	3,761,577
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
5.75%	11/25/35	[9]	5,714,639	4,977,860
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
4.95%	12/25/34	[9]	66,845	64,544
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
5.21%	01/25/37	[9]	40,502	21,309
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
5.14%	11/25/37	[9]	67,930	28,664
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(CME Term SOFR 1-Month plus 0.55%)
4.87%	06/25/30	[2]	7,057	6,344
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
4.25%	11/19/35	[9]	111,995	95,690
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
4.38%	05/19/36	[9]	1,454,682	811,711
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(CME Term SOFR 1-Month plus 0.31%)
4.63%	10/25/45	[2]	6,193,781	5,768,794
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
(CME Term SOFR 1-Month plus 0.47%)
4.79%	01/25/37	[2]	8,254,578	7,514,761
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ2, Class A4
2.50%	06/25/52	[1,9]	25,964,550	21,232,633
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ4, Class A4
2.50%	09/25/52	[1,9]	60,599,546	49,555,563
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75%	10/25/57	[1]	13,063,089	12,770,467
GS Mortgage-Backed Securities Trust,
Series 2021-PJ9, Class A2
2.50%	02/26/52	[1,9]	7,831,960	6,414,201
GS Mortgage-Backed Securities Trust,
Series 2022-PJ5, Class A4
2.50%	10/25/52	[1,9]	69,034,884	56,408,804

See accompanying Notes to Financial Statements.

101 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
GS Mortgage-Backed Securities Trust,
Series 2022-PJ6, Class A3
2.50%	01/25/53[1,9]	$88,997,969	$72,729,639
GS Mortgage-Backed Securities Trust,
Series 2023-PJ1, Class A3
3.00%	02/25/53[1,9]	87,617,856	74,612,326
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(CME Term SOFR 1-Month plus 0.75%)
5.07%	10/25/35[2]	26,214	28,009
GSAA Home Equity Trust,
Series 2005-6, Class M1
(CME Term SOFR 1-Month plus 0.76%)
5.08%	06/25/35[2]	3,596	3,587
GSAMP Trust,
Series 2005-AHL2, Class A2D
(CME Term SOFR 1-Month plus 0.81%)
5.13%	12/25/35[2]	14,183,345	13,588,254
GSAMP Trust,
Series 2007-HE2, Class A1
(CME Term SOFR 1-Month plus 0.35%)
4.67%	03/25/47[2]	60,830,340	49,251,747
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1B
(CME Term SOFR 1-Month plus 0.39%)
4.71%	01/26/37[1,2]	11,293,846	10,071,785
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
5.44%	08/25/34[9]	873	821
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
5.68%	08/25/34[9]	6,016	6,000
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
5.28%	10/25/35[9]	1,703,899	900,824
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
6.12%	09/25/35[9]	29,998	27,124
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
5.33%	05/25/37[9]	1,158,656	613,823
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
6.03%	04/19/34[9]	2,821	2,603
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(CME Term SOFR 1-Month plus 0.79%)
5.11%	01/19/35[2]	134,147	133,791
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
5.87%	05/19/34[9]	24,817	23,797
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
4.91%	06/19/35[2]	108,738	106,051

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2006-1, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
4.91%	03/19/36[2]	$8,782,228	$8,041,212
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(CME Term SOFR 1-Month plus 0.51%)
4.63%	11/19/36[2]	45,201,228	34,647,062
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
4.79%	05/19/46[2]	28,515,640	14,600,353
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
5.55%	07/19/47[2]	33,118,049	10,300,167
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(CME Term SOFR 1-Month plus 0.53%)
4.85%	09/19/46[2]	46,532,646	39,554,950
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(CME Term SOFR 1-Month plus 2.11%)
6.43%	10/25/37[2]	14,314,104	11,415,083
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(CME Term SOFR 1-Month plus 2.11%)
6.43%	10/25/37[2]	10,399,217	9,671,946
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
4.71%	10/25/36[2]	49,739,052	13,793,166
Impac CMB Trust,
Series 2004-8, Class 2A1
(CME Term SOFR 1-Month plus 0.81%)
5.13%	10/25/34[2]	14,410	14,371
Impac CMB Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.63%)
4.95%	04/25/35[2]	1,112,632	1,070,585
Impac Secured Assets Trust,
Series 2006-3, Class A1
(CME Term SOFR 1-Month plus 0.45%)
4.77%	11/25/36[2]	3,143,782	2,865,062
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(CME Term SOFR 1-Month plus 0.65%)
4.97%	02/25/37[2]	5,700,595	5,171,083
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(CME Term SOFR 1-Month plus 0.61%)
4.93%	05/25/37[2]	25,800,637	21,601,227
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
4.91%	08/25/34[9]	499,618	480,718

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 102

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(CME Term SOFR 1-Month plus 0.97%)
5.29%	09/25/34[2]	$31,465	$27,369
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.68%	10/25/35[9]	16,046,482	12,958,749
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(CME Term SOFR 1-Month plus 0.59%)
4.91%	04/25/35[2]	317,389	258,191
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.98%	08/25/36[9]	9,531,227	6,060,918
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(CME Term SOFR 1-Month plus 0.51%)
4.83%	10/25/36[2]	9,986,748	9,108,368
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(CME Term SOFR 1-Month plus 0.51%)
4.83%	01/25/37[2]	23,184,037	20,758,840
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
3.99%	05/25/36[9]	2,294,377	1,922,259
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.93%	05/25/36[9]	16,530,477	11,290,580
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
4.13%	03/25/37[9]	276,599	214,766
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.36%	06/25/37[9]	2,029,601	1,802,704
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.51%	11/25/37[9]	1,155,465	953,261
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61%	02/25/28	13,566	13,609
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
4.40%	05/25/36[9]	3,735,045	2,122,450
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 05/25/25)
6.33%	07/25/36	26,771,345	7,229,797
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 05/25/25)
6.50%	07/25/36	3,733,199	1,007,680
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(CME Term SOFR 1-Month plus 0.21%)
4.53%	03/25/47[2]	92,242	61,677

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 05/25/25)
4.27%	03/25/47	$6,034,261	$3,934,849
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 05/25/25)
4.27%	05/25/35	5,078,567	3,311,074
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 05/25/25)
4.27%	03/25/47	2,308,440	1,504,463
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(CME Term SOFR 1-Month plus 0.39%)
4.71%	03/25/47[2]	238,243	226,608
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
6.61%	11/25/33[9]	35,935	33,790
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
7.80%	09/25/34[9]	73,042	69,407
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
6.69%	08/25/35[9]	33,235	31,679
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50%	09/25/20	1,603,731	1,024,830
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
7.12%	11/25/33[9]	706	692
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
5.24%	05/25/36[9]	400,333	340,515
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
4.58%	05/25/36[9]	258,903	212,025
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
5.42%	06/25/36[9]	215,496	148,548
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
5.42%	06/25/36[9]	694,691	478,870
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
5.70%	08/25/36[9]	194,312	154,399
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
6.38%	07/25/35[9]	335,571	340,551
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
5.52%	05/25/37[9]	1,017,294	867,941
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
5.02%	05/25/37[9]	172,008	150,563
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
4.76%	06/25/37[9]	1,484,947	1,138,366

See accompanying Notes to Financial Statements.

103 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
4.97%	06/25/37[9]	$197,632	$152,540
JPMorgan Mortgage Trust,
Series 2021-13, Class A3A
2.00%	04/25/52[1,9]	42,830,897	33,560,783
JPMorgan Mortgage Trust,
Series 2021-14, Class A3A
2.00%	05/25/52[1,9]	32,715,466	26,025,693
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(CME Term SOFR 1-Month plus 0.31%)
4.63%	06/25/37[1,2]	162,073	107,508
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(CME Term SOFR 1-Month plus 0.41%)
4.73%	11/25/35[2]	522,892	520,892
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(CME Term SOFR 1-Month plus 0.65%)
4.97%	12/25/35[2]	209,071	193,740
Lehman XS Trust,
Series 2006-12N, Class A31A
(CME Term SOFR 1-Month plus 0.51%)
4.83%	08/25/46[2]	6,077,331	6,170,933
Lehman XS Trust,
Series 2006-14N, Class 3A2
(CME Term SOFR 1-Month plus 0.35%)
4.67%	08/25/36[2]	20,852	22,162
Lehman XS Trust,
Series 2006-5, Class 1A1A
(CME Term SOFR 1-Month plus 0.53%)
4.85%	04/25/36[2]	16,359,676	13,894,584
Lehman XS Trust,
Series 2006-8, Class 1A1A
(CME Term SOFR 1-Month plus 0.27%)
4.75%	06/25/36[2]	21,682,414	19,372,149
Lehman XS Trust,
Series 2007-4N, Class 1A3
(CME Term SOFR 1-Month plus 0.59%)
4.91%	03/25/47[2]	11,971,499	10,257,260
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(CME Term SOFR 1-Month plus 1.01%)
5.33%	10/25/34[2]	41,811	40,328
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(CME Term SOFR 1-Month plus 0.49%)
4.81%	07/25/36[2]	24,653,528	15,181,305
Luminent Mortgage Trust,
Series 2006-6, Class A1
(CME Term SOFR 1-Month plus 0.51%)
4.83%	10/25/46[2]	8,106,449	7,363,249
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.41%	01/25/34[9]	9,841	9,618

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
6.84%	11/25/33[9]	$227,594	$225,072
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
6.37%	11/21/34[9]	1,214,328	1,158,094
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
5.45%	09/25/34[9]	1,032,419	991,853
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
4.60%	05/25/36[9]	4,287,258	1,386,365
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(CME Term SOFR 1-Month plus 0.50%)
4.82%	01/25/47[2]	77,215,317	31,131,185
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
4.73%	11/25/36[2]	11,749,693	3,548,900
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(CME Term SOFR 1-Month plus 0.53%)
4.85%	11/25/36[2]	3,263,804	985,602
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(CME Term SOFR 1-Month plus 0.53%)
4.85%	05/25/37[2]	9,101,816	8,824,914
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.56%	10/25/32[9]	6,133	6,027
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.71%	04/25/37[2]	118,418,840	51,996,552
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
4.77%	04/25/37[2]	24,122,050	9,267,897
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(CME Term SOFR 1-Month plus 0.61%)
4.93%	04/25/37[2]	50,531,881	19,552,791
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.59%)
4.91%	05/25/37[2]	13,799,223	9,511,723
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(CME Term SOFR 1-Month plus 0.75%)
5.07%	05/25/37[2]	6,814,655	4,718,864
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
4.79%	06/25/37[2]	3,866,197	3,861,140

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 104

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
4.93%	06/25/37[2]	$5,761,971	$5,770,125
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(CME Term SOFR 1-Month plus 0.35%)
4.67%	07/25/37[2]	9,214,286	9,044,150
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(CME Term SOFR 1-Month plus 0.43%)
4.75%	07/25/37[2]	6,754,301	6,654,384
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
7.64%	10/25/33[9]	121,256	118,401
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
5.58%	08/25/34[9]	445,913	421,717
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(CME Term SOFR 1-Month plus 0.53%)
4.85%	02/25/36[2]	3,264	3,192
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 05/25/25)
3.87%	03/25/37	26,337,800	5,310,562
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 05/25/25)
3.87%	03/25/37	20,613,690	4,151,469
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 2.40%)
6.53%	08/25/36[2]	1,268,182	1,083,986
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75%	01/15/40	2,488,625	2,485,623
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79%	10/15/40[1]	4,203,484	4,215,055
Mid-State Trust XI,
Series 11, Class A1
4.86%	07/15/38	48,072	47,907
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
4.75%	01/25/35[2]	49,040	46,342
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.41%	09/25/34[9]	186,321	182,168
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(CME Term SOFR 1-Month plus 0.37%)
4.69%	04/25/35[2]	503,111	502,752
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96%	06/25/36[9]	646,085	183,371

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(CME Term SOFR 1-Month plus 0.35%)
4.67%	04/25/37[2]	$3,966,967	$1,055,700
MortgageIT Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.75%)
5.07%	02/25/35[2]	987,743	999,995
MortgageIT Trust,
Series 2005-4, Class A1
(CME Term SOFR 1-Month plus 0.67%)
4.99%	10/25/35[2]	1,072,528	1,065,341
MortgageIT Trust,
Series 2005-5, Class A1
(CME Term SOFR 1-Month plus 0.63%)
4.95%	12/25/35[2]	254,265	250,499
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(CME Term SOFR 1-Month plus 0.36%)
4.68%	06/25/37[2]	3,380,235	3,284,385
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(CME Term SOFR 1-Month plus 0.79%)
5.11%	03/25/35[2]	9,998	10,742
NLT Trust,
Series 2021-INV3, Class PT
0.00%	11/25/56[1,9]	139,900,690	130,236,336
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16%	09/15/29[9]	20,571,005	3,041,462
OBX Trust,
Series 2021-J3, Class A1
2.50%	10/25/51[1,9]	37,592,424	30,788,293
OBX Trust,
Series 2021-NQM4, Class A1
1.96%	10/25/61[1,9]	4,375,299	3,649,578
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.71%	05/25/37[2]	2,703,734	2,662,729
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
4.91%	05/25/37[2]	13,973,103	11,333,656
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 05/25/25)
3.31%	01/25/36	15,815,719	14,802,629
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(CME Term SOFR 1-Month plus 0.42%)
4.74%	06/25/47[2]	17,461,077	16,194,035
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 05/25/25)
7.48%	11/25/29	43,946	42,382

See accompanying Notes to Financial Statements.

105 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRET LLC,
Series 2022-RN2, Class A1 (STEP-reset date 04/25/25)
5.00%	06/25/52	[1]	$169,129,137	$169,512,418
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 04/25/25)
5.56%	06/25/27	[1]	26,017,051	26,010,664
PRPM LLC,
Series 2022-4, Class A1 (STEP-reset date 04/25/25)
5.00%	08/25/27	[1]	49,495,027	49,364,905
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
5.64%	01/25/46	[2]	3,136,063	2,492,196
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
5.36%	01/25/36	[9]	84,467	62,155
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
5.21%	01/25/36	[9]	7,498,938	5,078,620
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(CME Term SOFR 1-Month plus 0.48%)
4.80%	08/25/36	[2]	11,976,799	10,898,772
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.57%	08/25/36	[4,5,9]	10,600,718	188,063
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(CME Term SOFR 1-Month plus 0.49%)
4.81%	09/25/36	[2]	108,867	77,163
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.47%	02/25/36	[4,5,9]	40,101,937	515,045
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.73%	06/25/36	[4,5,9]	17,438,859	355,458
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.78%	08/25/36	[4,5,9]	43,990,586	1,276,990
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2A4
(CME Term SOFR 1-Month plus 0.66%)
4.98%	01/25/37	[2]	8,265,859	5,646,054
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.49%	09/25/37	[4,5,9]	33,911,569	680,965
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37	[4,5,9]	20,020,055	231,512
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.28%	03/25/37	[4,5,9]	23,170,570	267,608
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.34%	04/25/37	[4,5,9]	52,721,075	450,823

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.38%	06/25/37	[4,5,9]	$19,714,034	$195,618
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.44%	06/25/37	[4,5,9]	45,314,475	774,782
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50%	12/25/31		9,606	4,446
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(CME Term SOFR 1-Month plus 0.44%)
4.93%	04/25/36	[2]	115,657	114,666
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
6.51%	12/25/34	[9]	114,010	114,489
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.97%	12/25/34	[9]	9,300	8,443
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
6.76%	12/25/34	[9]	216,678	211,823
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25%	07/25/36		1,409,810	1,061,133
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
3.85%	11/25/35	[9]	1,707,666	906,948
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
5.93%	09/25/36	[9]	91,921	82,195
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
5.69%	11/25/36	[9]	27,985	23,207
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
5.61%	04/25/37	[9]	730,378	633,294
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 05/25/25)
6.81%	06/25/16		2	2
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.35%)
4.67%	05/25/47	[2]	143,467	104,092
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 05/25/25)
2.83%	01/25/36		5,114,468	4,335,601
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(CME Term SOFR 1-Month plus 0.39%)
4.71%	06/25/36	[2]	170,720	114,494
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(CME Term SOFR 1-Month plus 0.33%)
4.65%	02/25/37	[2]	4,903,465	2,070,341

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 106

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(CME Term SOFR 1-Month plus 0.65%)
4.97%	02/25/37	[2]	$24,273,686	$10,243,357
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(CME Term SOFR 1-Month plus 0.57%)
4.89%	02/25/37	[2]	31,830,322	13,585,757
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(CME Term SOFR 1-Month plus 0.24%)
4.56%	05/25/37	[2]	10,101,265	7,686,979
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(CME Term SOFR 1-Month plus 0.46%)
4.78%	05/25/37	[2]	7,618,287	5,797,113
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
4.73%	12/25/36	[2]	23,791,443	11,540,292
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(CME Term SOFR 1-Month plus 0.39%)
4.71%	01/25/37	[2]	11,839,150	10,087,470
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(CME Term SOFR 1-Month plus 0.75%)
5.07%	01/20/34	[2]	311	300
Sequoia Mortgage Trust,
Series 2004-4, Class A
(CME Term SOFR 6-Month plus 0.95%)
5.36%	05/20/34	[2]	38,360	36,225
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(CME Term SOFR 1-Month plus 0.59%)
4.91%	12/25/36	[1,2]	11,153,196	6,572,683
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(CME Term SOFR 1-Month plus 0.79%)
5.11%	06/25/35	[2]	1,451,799	1,437,736
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
6.45%	02/25/34	[9]	4,884	4,649
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.07%	09/25/34	[9]	1,251,700	1,221,216
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
5.78%	10/25/34	[9]	16,587	15,756
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
5.90%	10/25/34	[9]	1,804,667	1,777,289
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
6.34%	10/25/34	[9]	932,978	826,378

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
4.51%	11/25/34	[9]	$19,285	$17,539
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
4.81%	01/25/35	[9]	209,905	200,210
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.19%	06/25/35	[9]	246,539	210,911
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
4.75%	09/25/35	[9]	8,660,095	4,656,781
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
4.75%	01/25/37	[2]	12,242,192	11,750,134
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(CME Term SOFR 1-Month plus 0.67%)
4.99%	02/25/36	[2]	200,558	167,560
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus 2.00%)
6.75%	02/25/36	[2]	6,469,616	5,511,419
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
4.85%	08/25/36	[2]	8,585,290	7,025,726
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(CME Term SOFR 1-Month plus 0.23%)
4.55%	10/25/36	[2]	7,320,298	6,516,227
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.50%)
6.14%	08/25/47	[2]	72,000,704	60,414,646
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
5.67%	09/25/33	[9]	55,178	53,481
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50%	04/25/35		686,554	656,036
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
6.75%	06/25/37	[9]	962,531	459,868
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
5.38%	12/25/44	[9]	52,229	49,562
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(CME Term SOFR 1-Month plus 0.57%)
1.96%	01/25/37	[2]	9,266,585	3,465,599

See accompanying Notes to Financial Statements.

107 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(CME Term SOFR 1-Month plus 0.59%)
1.95%	08/25/36	[2]	$14,315,324	$4,811,586
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
4.65%	01/25/37	[2]	2,695,172	1,216,825
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
4.89%	01/25/37	[2]	8,351,617	3,776,139
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
7.26%	06/25/33	[9]	938,093	922,162
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
5.66%	06/25/34	[9]	10,750	9,966
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(CME Term SOFR 1-Month plus 0.66%)
4.98%	05/25/35	[2]	1,053,419	823,732
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(CME Term SOFR 1-Month plus 0.61%)
4.93%	06/25/35	[2]	2,135,655	1,841,263
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(CME Term SOFR 1-Month plus 0.75%)
5.07%	01/25/45	[2]	261,762	259,638
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(CME Term SOFR 1-Month plus 0.69%)
5.01%	10/25/45	[2]	1,676,630	1,667,310
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
5.13%	12/25/35	[9]	965,496	892,728
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(CME Term SOFR 1-Month plus 0.63%)
4.95%	11/25/45	[2]	12,248,422	11,753,907
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(CME Term SOFR 1-Month plus 0.65%)
4.97%	12/25/45	[2]	5,274,133	4,825,941
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(CME Term SOFR 1-Month plus 0.69%)
5.01%	12/25/45	[2]	4,923,510	4,900,645
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.73%)
5.05%	01/25/45	[2]	278,872	277,280

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
5.09%	01/25/45	[2]	$23,716	$23,574
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(CME Term SOFR 1-Month plus 0.87%)
5.19%	01/25/45	[2]	990,274	985,501
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(CME Term SOFR 1-Month plus 0.57%)
4.89%	04/25/45	[2]	47,536	48,301
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(CME Term SOFR 1-Month plus 0.65%)
4.97%	07/25/45	[2]	51,677	50,518
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
4.83%	09/25/36	[9]	5,472,870	4,692,883
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
4.14%	12/25/36	[9]	334,974	297,719
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
5.64%	02/25/46	[2]	7,227,794	6,568,250
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.94%)
4.36%	05/25/46	[2]	2,451,345	2,286,018
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
5.62%	07/25/46	[2]	4,069,220	3,853,225
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
5.04%	07/25/37	[9]	128,139	115,496
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.70%)
5.34%	02/25/47	[2]	6,587,751	5,872,608
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
6.77%	11/25/30	[9]	35,279	35,587
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37		61,585	54,828
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
6.64%	03/25/36	[9]	1,019,615	1,015,714

				4,278,043,317

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 108

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed — 0.68%
Ginnie Mae,
Series 2020-193, Class IO (IO)
0.78%	09/16/62	[9]	$541,671,298	$29,571,190
Ginnie Mae,
Series 2021-10, Class IO (IO)
0.99%	05/16/63	[9]	59,190,068	4,410,222
Ginnie Mae,
Series 2021-150, Class IO (IO)
1.03%	11/16/63	[9]	31,582,452	2,506,706
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05%	01/16/61	[9]	129,125,706	10,305,510
Ginnie Mae,
Series 2021-2, Class AH
1.50%	06/16/63		96,143,646	70,929,552
Ginnie Mae,
Series 2021-21, Class AH
1.40%	06/16/63		66,140,908	48,891,035
Ginnie Mae,
Series 2021-31, Class B
1.25%	01/16/61		71,915,856	52,424,401
Ginnie Mae,
Series 2021-31, Class IO (IO)
0.94%	01/16/61	[9]	109,977,096	7,714,156
Ginnie Mae,
Series 2022-32, Class IO (IO)
0.53%	02/01/62	[9]	266,692,682	10,543,642

				237,296,414

U.S. Agency Mortgage-Backed — 36.99%
Fannie Mae Pool 190375
5.50%	11/01/36		262,168	270,233
Fannie Mae Pool 190396
4.50%	06/01/39		3,685	3,652
Fannie Mae Pool 313182
7.50%	10/01/26		103	103
Fannie Mae Pool 394854
6.50%	05/01/27		81	82
Fannie Mae Pool 545191
7.00%	09/01/31		1,030	1,080
Fannie Mae Pool 545756
7.00%	06/01/32		175	184
Fannie Mae Pool 613142
7.00%	11/01/31		3,745	3,950
Fannie Mae Pool 625666
7.00%	01/01/32		1,269	1,337
Fannie Mae Pool 633698
7.50%	02/01/31		13,541	14,346
Fannie Mae Pool 655928
7.00%	08/01/32		36,810	38,892
Fannie Mae Pool 725257
5.50%	02/01/34		352,551	361,351
Fannie Mae Pool 734830
4.50%	08/01/33		4,322	4,323
Fannie Mae Pool 734922
4.50%	09/01/33		560,378	560,483

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735207
7.00%	04/01/34		$8,121	$8,566
Fannie Mae Pool 735224
5.50%	02/01/35		1,185,646	1,220,948
Fannie Mae Pool 735651
4.50%	06/01/35		1,414,298	1,414,319
Fannie Mae Pool 740297
5.50%	10/01/33		740	759
Fannie Mae Pool 745147
4.50%	12/01/35		8,245	8,245
Fannie Mae Pool 753168
4.50%	12/01/33		2,894	2,895
Fannie Mae Pool 815422
4.50%	02/01/35		12,755	12,755
Fannie Mae Pool 839109
(RFUCCT1Y plus 1.91%)
6.54%	11/01/35	[2]	2,910	2,954
Fannie Mae Pool 844773
(RFUCCT1Y plus 1.56%)
6.27%	12/01/35	[2]	1,333	1,341
Fannie Mae Pool 888412
7.00%	04/01/37		60,826	66,341
Fannie Mae Pool 889184
5.50%	09/01/36		1,235,086	1,265,767
Fannie Mae Pool AB1613
4.00%	10/01/40		12,331,324	11,883,052
Fannie Mae Pool AB1803
4.00%	11/01/40		14,236,347	13,720,366
Fannie Mae Pool AB3679
3.50%	10/01/41		5,129,538	4,789,717
Fannie Mae Pool AB3864
3.50%	11/01/41		3,857,898	3,608,192
Fannie Mae Pool AB4045
3.50%	12/01/41		4,908,102	4,597,446
Fannie Mae Pool AB4262
3.50%	01/01/32		1,926,105	1,883,561
Fannie Mae Pool AB6385
3.00%	10/01/42		180,313	163,960
Fannie Mae Pool AB9703
3.50%	06/01/43		9,008,446	8,386,916
Fannie Mae Pool AC8279
4.50%	08/01/39		5,509	5,481
Fannie Mae Pool AE0138
4.50%	03/01/40		20,991	20,805
Fannie Mae Pool AE0482
5.50%	01/01/38		2,813,400	2,883,289
Fannie Mae Pool AH3780
4.00%	02/01/41		5,678,136	5,472,339
Fannie Mae Pool AJ1404
4.00%	09/01/41		7,579,209	7,291,398
Fannie Mae Pool AL0209
4.50%	05/01/41		8,555,198	8,462,404
Fannie Mae Pool AL0851
6.00%	10/01/40		4,998,901	5,253,555
Fannie Mae Pool AL2521
3.50%	09/01/42		60,883	56,800

See accompanying Notes to Financial Statements.

109 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL4597
4.00%	01/01/44	$23,346,157	$22,332,047
Fannie Mae Pool AL6348
3.50%	02/01/45	20,481	19,068
Fannie Mae Pool AL7092
3.00%	07/01/45	32,469	29,066
Fannie Mae Pool AL8037
4.50%	07/01/34	60,673	60,472
Fannie Mae Pool AL8256
3.00%	08/01/43	294,842	268,130
Fannie Mae Pool AL8356
4.50%	07/01/34	136,656	136,713
Fannie Mae Pool AL8960
4.50%	05/01/46	14,012,745	13,785,715
Fannie Mae Pool AL9106
4.50%	02/01/46	17,768,844	17,480,959
Fannie Mae Pool AL9217
3.50%	10/01/46	12,743,115	11,762,291
Fannie Mae Pool AL9472
4.00%	10/01/43	2,868,702	2,759,686
Fannie Mae Pool AL9722
4.50%	08/01/46	58,323,103	57,378,170
Fannie Mae Pool AL9846
4.50%	02/01/47	61,362,904	60,368,721
Fannie Mae Pool AS8663
4.50%	01/01/47	10,672,734	10,411,950
Fannie Mae Pool AS9830
4.00%	06/01/47	19,369,368	18,319,681
Fannie Mae Pool AS9972
4.00%	07/01/47	17,715,172	16,755,131
Fannie Mae Pool AT9649
4.00%	07/01/43	100,035	95,690
Fannie Mae Pool AU3739
3.50%	08/01/43	17,091,438	15,962,282
Fannie Mae Pool BD2450
3.50%	01/01/47	35,208	32,306
Fannie Mae Pool BM5164
4.00%	11/01/48	20,999,276	19,947,368
Fannie Mae Pool BM5507
3.00%	09/01/48	4,806,463	4,270,919
Fannie Mae Pool BN4316
4.00%	01/01/49	14,753	14,024
Fannie Mae Pool BQ6913
2.00%	12/01/51	405,570,479	323,587,021
Fannie Mae Pool BQ7006
2.00%	01/01/52	96,442,857	76,917,403
Fannie Mae Pool BU1452
2.00%	01/01/52	156,654,042	124,794,536
Fannie Mae Pool BV2994
2.50%	04/01/52	2,436,499	2,031,516
Fannie Mae Pool BV8459
3.00%	04/01/52	126,362,349	109,819,039
Fannie Mae Pool BW9897
4.50%	10/01/52	80,594,036	77,288,591
Fannie Mae Pool CA0862
3.50%	09/01/47	1,887,865	1,731,486

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool CA0996
3.50%	01/01/48	$25,934	$23,834
Fannie Mae Pool CA1187
3.50%	02/01/48	29,555,465	27,107,375
Fannie Mae Pool CA1191
3.50%	11/01/47	2,223,931	2,039,714
Fannie Mae Pool CA1710
4.50%	05/01/48	64,879	63,009
Fannie Mae Pool CA1711
4.50%	05/01/48	6,446,619	6,260,880
Fannie Mae Pool CA2208
4.50%	08/01/48	13,880,023	13,480,114
Fannie Mae Pool CA2327
4.00%	09/01/48	20,194,306	19,182,721
Fannie Mae Pool CA2493
4.50%	10/01/48	3,578,710	3,475,773
Fannie Mae Pool CA3633
3.50%	06/01/49	14,340,880	13,180,380
Fannie Mae Pool CA4011
3.50%	08/01/49	14,066,591	12,598,072
Fannie Mae Pool CA5689
3.00%	05/01/50	50,226,745	44,464,557
Fannie Mae Pool CB0610
2.50%	05/01/51	53,343,229	45,000,602
Fannie Mae Pool CB2313
2.50%	12/01/51	133,944,134	112,725,881
Fannie Mae Pool CB2365
2.00%	09/01/51	144,946,683	115,852,340
Fannie Mae Pool CB2767
2.00%	01/01/52	65,178,705	52,184,601
Fannie Mae Pool CB3582
3.00%	05/01/52	14,819,996	12,930,687
Fannie Mae Pool CB3619
4.00%	05/01/52	145,382,750	135,845,398
Fannie Mae Pool CB5675
4.50%	02/01/53	46,373,026	44,544,835
Fannie Mae Pool CB6854
4.50%	08/01/53	33,680,289	32,315,426
Fannie Mae Pool FM2310
3.00%	01/01/48	7,628,373	6,776,868
Fannie Mae Pool FM2318
3.50%	09/01/49	127,459,662	116,971,599
Fannie Mae Pool FM2388
3.50%	04/01/48	12,822,744	11,818,792
Fannie Mae Pool FS1622
2.00%	03/01/52	179,349,914	143,294,311
Fannie Mae Pool FS2536
2.50%	02/01/52	3,381,881	2,828,689
Fannie Mae Pool FS2943
2.00%	02/01/51	37,213,778	29,854,683
Fannie Mae Pool FS3275
3.00%	04/01/52	18,133,047	15,761,186
Fannie Mae Pool FS5494
3.00%	07/01/52	142,524,841	123,848,958
Fannie Mae Pool FS7252
5.00%	11/01/53	75,377,285	74,056,434

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 110

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1146
4.00%	08/01/42	$14,332,590	$13,765,554
Fannie Mae Pool MA1177
3.50%	09/01/42	19,375,401	18,068,862
Fannie Mae Pool MA1404
3.50%	04/01/43	40,324	37,542
Fannie Mae Pool MA1432
3.00%	05/01/33	27,677	26,452
Fannie Mae Pool MA1459
3.00%	06/01/33	13,141	12,549
Fannie Mae Pool MA1527
3.00%	08/01/33	19,304,498	18,421,513
Fannie Mae Pool MA1561
3.00%	09/01/33	12,192,596	11,636,533
Fannie Mae Pool MA1582
3.50%	09/01/43	6,739,561	6,274,571
Fannie Mae Pool MA1584
3.50%	09/01/33	18,467,467	17,874,388
Fannie Mae Pool MA1608
3.50%	10/01/33	12,861,270	12,448,867
Fannie Mae Pool MA1982
3.50%	08/01/34	26,273	25,362
Fannie Mae Pool MA2895
3.00%	02/01/47	34,592	30,738
Fannie Mae Pool MA2960
4.00%	04/01/47	16,480,042	15,587,193
Fannie Mae Pool MA3027
4.00%	06/01/47	12,447,502	11,773,126
Fannie Mae Pool MA3120
3.50%	09/01/47	970,461	890,074
Fannie Mae Pool MA3182
3.50%	11/01/47	20,611,923	18,904,559
Fannie Mae Pool MA3210
3.50%	12/01/47	35,774,015	32,810,717
Fannie Mae Pool MA3238
3.50%	01/01/48	31,087,244	28,512,169
Fannie Mae Pool MA3276
3.50%	02/01/48	12,186,675	11,177,206
Fannie Mae Pool MA3305
3.50%	03/01/48	16,163,615	14,811,298
Fannie Mae Pool MA3332
3.50%	04/01/48	44,639,971	40,905,202
Fannie Mae Pool MA3537
4.50%	12/01/48	8,340,217	8,100,322
Fannie Mae Pool MA3811
3.00%	10/01/49	5,062,112	4,364,054
Fannie Mae Pool MA3846
3.00%	11/01/49	27,535	23,738
Fannie Mae Pool MA3942
3.00%	02/01/50	10,002,409	8,623,091
Fannie Mae Pool MA3997
3.00%	04/01/50	12,289,424	10,509,888
Fannie Mae Pool MA4128
2.00%	09/01/40	107,124,502	92,147,967
Fannie Mae Pool MA4158
2.00%	10/01/50	154,897,440	124,352,171

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4237
2.00%	01/01/51	$2,102,383	$1,679,750
Fannie Mae Pool MA4281
2.00%	03/01/51	34,174,568	27,340,122
Fannie Mae Pool MA4305
2.00%	04/01/51	76,859,129	61,459,077
Fannie Mae Pool MA4333
2.00%	05/01/41	62,524,303	53,524,732
Fannie Mae Pool MA4492
2.00%	12/01/51	84,812,208	67,561,683
Fannie Mae Pool MA4493
2.50%	12/01/51	135,043,957	112,849,125
Fannie Mae Pool MA4547
2.00%	02/01/52	16,915,292	13,471,734
Fannie Mae Pool MA4563
2.50%	03/01/52	195,131,327	162,697,550
Fannie Mae Pool MA4578
2.50%	04/01/52	254,862,285	212,230,393
Fannie Mae Pool MA4626
4.00%	06/01/52	386,013,672	360,330,549
Fannie Mae Pool MA4701
4.50%	08/01/52	52,782,754	50,531,482
Fannie Mae Pool MA4733
4.50%	09/01/52	291,630,898	279,760,340
Fannie Mae Pool MA5038
5.00%	06/01/53	228,153,005	224,314,310
Fannie Mae Pool MA5497
5.50%	10/01/54	56,656,778	56,635,758
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50%	03/25/29	5,554	5,573
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50%	10/25/31	40,377	41,740
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
2.15%	11/25/35[2]	5,840	81
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X SOFR30A plus 5.99%, 6.10% Cap)
1.65%	10/25/25[2]	156	—
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50%	02/25/36	19,303	19,139
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X SOFR30A plus 28.54%, 29.00% Cap)
11.18%	04/25/36[2]	434,594	473,091
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X SOFR30A plus 6.29%, 6.40% Cap)
1.95%	03/25/37[2]	566,376	37,279

See accompanying Notes to Financial Statements.

111 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X SOFR30A plus 6.00%, 6.11% Cap)
1.66%	04/25/37[2]	$1,199,741	$101,282
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
4.92%	07/25/37[2]	1,645	1,637
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75%	06/25/37	83,467	87,560
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
2.15%	10/25/40[2]	1,441,362	123,290
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X SOFR30A plus 6.24%, 6.35% Cap)
1.90%	03/25/40[2]	3,020,169	298,425
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X SOFR30A plus 6.31%, 6.42% Cap)
1.97%	05/25/40[2]	5,358,508	541,452
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00%	10/25/41	6,090,271	5,911,971
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00%	11/25/41	5,905,212	5,678,882
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50%	08/25/42	4,957,336	4,649,394
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00%	10/25/43[12]	7,873,446	5,606,681
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00%	10/25/43[12]	4,611,057	3,299,220
Fannie Mae REMICS,
Series 2016-45, Class AF
(SOFR30A plus 0.61%)
4.95%	07/25/46[2]	5,793,116	5,720,136
Fannie Mae REMICS,
Series 2016-72, Class FA
(SOFR30A plus 0.61%)
4.95%	10/25/46[2]	11,977,689	11,825,207
Fannie Mae REMICS,
Series 2016-74, Class GF
(SOFR30A plus 0.61%)
4.95%	10/25/46[2]	9,198,785	9,082,259
Fannie Mae REMICS,
Series 2016-75, Class FL
(SOFR30A plus 0.61%)
4.95%	10/25/46[2]	9,349,016	9,231,068

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50%	11/25/46	$13,300,569	$13,128,924
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00%	06/25/48	11,606,480	10,332,996
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50%	06/25/47	13,266	12,814
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00%	06/25/48	13,050,026	11,618,421
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50%	05/25/46	3,046	3,030
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00%	05/25/47	344,983	342,507
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50%	12/25/48	2,716,121	2,478,104
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50%	02/25/49	1,090,625	1,002,637
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25%	02/25/49	1,120,741	1,015,415
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00%	06/25/49	2,976,787	2,617,591
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00%	08/25/49	12,094,872	10,714,190
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00%	09/25/49	3,522,969	3,098,843
Fannie Mae REMICS,
Series 2019-67, Class FE
(SOFR30A plus 0.56%)
4.90%	11/25/49[2]	23,065,030	22,770,264
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
4.95%	01/25/50[2]	66,550	65,889
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90%	07/25/42	12,970	13,136
Freddie Mac Gold Pool A24156
6.50%	10/01/31	26,183	27,052
Freddie Mac Gold Pool A25162
5.50%	05/01/34	577,260	592,341
Freddie Mac Gold Pool A39012
5.50%	06/01/35	14,214	14,663
Freddie Mac Gold Pool A54856
5.00%	01/01/34	1,205,272	1,212,797

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 112

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool A61164
5.00%	04/01/36	$3,281	$3,309
Freddie Mac Gold Pool A97038
4.00%	02/01/41	4,466,648	4,302,383
Freddie Mac Gold Pool C01492
5.00%	02/01/33	141,225	142,321
Freddie Mac Gold Pool C04546
3.00%	02/01/43	8,551,584	7,766,990
Freddie Mac Gold Pool C04573
3.00%	03/01/43	10,423,436	9,466,895
Freddie Mac Gold Pool C46104
6.50%	09/01/29	1,954	1,991
Freddie Mac Gold Pool C55789
7.50%	10/01/27	233	234
Freddie Mac Gold Pool G00992
7.00%	11/01/28	149	153
Freddie Mac Gold Pool G01515
5.00%	02/01/33	180,114	181,512
Freddie Mac Gold Pool G02579
5.00%	12/01/34	295,926	298,477
Freddie Mac Gold Pool G02884
6.00%	04/01/37	928,560	974,544
Freddie Mac Gold Pool G02955
5.50%	03/01/37	1,347,918	1,390,936
Freddie Mac Gold Pool G03357
5.50%	08/01/37	301,462	310,900
Freddie Mac Gold Pool G03676
5.50%	12/01/37	942,265	971,764
Freddie Mac Gold Pool G03783
5.50%	01/01/38	675,753	696,909
Freddie Mac Gold Pool G03985
6.00%	03/01/38	4,933	5,190
Freddie Mac Gold Pool G04438
5.50%	05/01/38	1,991,447	2,057,399
Freddie Mac Gold Pool G04703
5.50%	08/01/38	1,591,411	1,644,142
Freddie Mac Gold Pool G04706
5.50%	09/01/38	64,330	66,451
Freddie Mac Gold Pool G05866
4.50%	02/01/40	6,398,636	6,349,922
Freddie Mac Gold Pool G06361
4.00%	03/01/41	8,782	8,474
Freddie Mac Gold Pool G06498
4.00%	04/01/41	8,788,687	8,480,106
Freddie Mac Gold Pool G06499
4.00%	03/01/41	3,815,108	3,681,334
Freddie Mac Gold Pool G07408
3.50%	06/01/43	9,626,915	9,001,919
Freddie Mac Gold Pool G07786
4.00%	08/01/44	75,258,136	72,075,813
Freddie Mac Gold Pool G07848
3.50%	04/01/44	46,852,214	43,697,423
Freddie Mac Gold Pool G07849
3.50%	05/01/44	6,243,242	5,823,168
Freddie Mac Gold Pool G07924
3.50%	01/01/45	6,947,071	6,441,081

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G07925
4.00%	02/01/45	$4,969,034	$4,747,539
Freddie Mac Gold Pool G08676
3.50%	11/01/45	17,243,944	15,943,221
Freddie Mac Gold Pool G08681
3.50%	12/01/45	11,516,048	10,647,384
Freddie Mac Gold Pool G08698
3.50%	03/01/46	592	544
Freddie Mac Gold Pool G08710
3.00%	06/01/46	69,706,522	62,018,604
Freddie Mac Gold Pool G08711
3.50%	06/01/46	4,894,018	4,496,586
Freddie Mac Gold Pool G08715
3.00%	08/01/46	95,604,581	85,060,372
Freddie Mac Gold Pool G08721
3.00%	09/01/46	9,649,842	8,585,563
Freddie Mac Gold Pool G08722
3.50%	09/01/46	21,753,103	19,986,584
Freddie Mac Gold Pool G08726
3.00%	10/01/46	104,102,080	92,620,683
Freddie Mac Gold Pool G08727
3.50%	10/01/46	19,345,461	17,774,461
Freddie Mac Gold Pool G08732
3.00%	11/01/46	64,052,236	56,987,929
Freddie Mac Gold Pool G08741
3.00%	01/01/47	40,857,939	36,351,725
Freddie Mac Gold Pool G08742
3.50%	01/01/47	31,048,662	28,527,273
Freddie Mac Gold Pool G08747
3.00%	02/01/47	14,392,782	12,805,405
Freddie Mac Gold Pool G08757
3.50%	04/01/47	11,265,146	10,344,837
Freddie Mac Gold Pool G08758
4.00%	04/01/47	8,662	8,203
Freddie Mac Gold Pool G08762
4.00%	05/01/47	8,700,355	8,239,602
Freddie Mac Gold Pool G08779
3.50%	09/01/47	43,606	40,043
Freddie Mac Gold Pool G08784
3.50%	10/01/47	38,532	35,385
Freddie Mac Gold Pool G08792
3.50%	12/01/47	33,101	30,397
Freddie Mac Gold Pool G08826
5.00%	06/01/48	6,148,016	6,143,850
Freddie Mac Gold Pool G08833
5.00%	07/01/48	3,478,855	3,478,862
Freddie Mac Gold Pool G08838
5.00%	09/01/48	1,823,160	1,821,924
Freddie Mac Gold Pool G08840
5.00%	08/01/48	553,742	553,367
Freddie Mac Gold Pool G08843
4.50%	10/01/48	4,429,929	4,307,876
Freddie Mac Gold Pool G08844
5.00%	10/01/48	4,966,950	4,963,585
Freddie Mac Gold Pool G08848
4.50%	11/01/48	761,626	740,642

See accompanying Notes to Financial Statements.

113 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08849
5.00%	11/01/48	$1,717,072	$1,715,909
Freddie Mac Gold Pool G60023
3.50%	04/01/45	7,505,684	6,978,128
Freddie Mac Gold Pool G60080
3.50%	06/01/45	78,061,113	72,266,314
Freddie Mac Gold Pool G60138
3.50%	08/01/45	62,150,213	57,697,516
Freddie Mac Gold Pool G60238
3.50%	10/01/45	23,948,167	22,170,396
Freddie Mac Gold Pool G60344
4.00%	12/01/45	57,890	55,195
Freddie Mac Gold Pool G67700
3.50%	08/01/46	18,424,270	17,028,289
Freddie Mac Gold Pool G67703
3.50%	04/01/47	132,349,005	122,321,105
Freddie Mac Gold Pool G67707
3.50%	01/01/48	69,039,641	63,907,947
Freddie Mac Gold Pool G67711
4.00%	03/01/48	39,205,725	37,288,737
Freddie Mac Gold Pool G67713
4.00%	06/01/48	348,968	331,485
Freddie Mac Gold Pool G67714
4.00%	07/01/48	57,119	54,293
Freddie Mac Gold Pool G67717
4.00%	11/01/48	47,806,602	45,441,070
Freddie Mac Gold Pool H00790
5.50%	05/01/37	3,680	3,796
Freddie Mac Gold Pool H05069
5.50%	05/01/37	57,807	59,624
Freddie Mac Gold Pool Q05804
4.00%	01/01/42	15,130,930	14,576,209
Freddie Mac Gold Pool U99097
3.50%	07/01/43	22,521,075	20,993,715
Freddie Mac Gold Pool V80356
3.50%	08/01/43	16,502,887	15,391,666
Freddie Mac Pool QD3162
2.00%	12/01/51	127,275,634	101,522,094
Freddie Mac Pool QD7213
2.00%	02/01/52	88,235,418	70,284,232
Freddie Mac Pool QE0312
2.00%	04/01/52	5,985,444	4,767,726
Freddie Mac Pool QE0521
2.50%	04/01/52	2,696,887	2,248,623
Freddie Mac Pool RA4201
2.00%	12/01/50	7,741,246	6,223,644
Freddie Mac Pool RA4398
2.00%	01/01/51	67,630,904	54,372,471
Freddie Mac Pool RA5285
2.50%	05/01/51	100,686,035	84,633,494
Freddie Mac Pool RA6507
2.00%	12/01/51	114,007,516	91,176,534
Freddie Mac Pool RE6029
3.00%	02/01/50	3,395,489	2,927,256
Freddie Mac Pool SD1178
2.00%	03/01/52	14,818,768	11,821,271

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool SD2148
4.50%	01/01/53	$45,454,693	$43,676,781
Freddie Mac Pool SD2322
4.50%	09/01/52	132,399,606	127,027,239
Freddie Mac Pool SD3302
2.00%	10/01/51	55,196,475	44,134,333
Freddie Mac Pool SD3890
3.00%	08/01/52	88,034,785	76,770,160
Freddie Mac Pool SD4636
3.00%	01/01/53	100,187,449	87,082,606
Freddie Mac Pool SD7502
3.50%	07/01/49	5,679,033	5,204,481
Freddie Mac Pool SD7503
3.50%	08/01/49	12,562,190	11,528,506
Freddie Mac Pool SD7511
3.50%	01/01/50	13,001,513	11,931,679
Freddie Mac Pool SD8121
2.00%	01/01/51	104,827	83,992
Freddie Mac Pool SD8182
2.00%	12/01/51	24,233,868	19,346,963
Freddie Mac Pool SD8188
2.00%	01/01/52	38,414,820	30,656,313
Freddie Mac Pool SD8189
2.50%	01/01/52	318,755,720	265,929,715
Freddie Mac Pool SD8193
2.00%	02/01/52	72,225,348	57,547,891
Freddie Mac Pool SD8205
2.50%	04/01/52	275,581,831	229,775,964
Freddie Mac Pool SD8211
2.00%	05/01/52	10,813,405	8,613,455
Freddie Mac Pool SD8213
3.00%	05/01/52	127,509,740	110,707,044
Freddie Mac Pool SD8220
3.00%	06/01/52	113,494,497	98,525,545
Freddie Mac Pool SD8245
4.50%	09/01/52	97,069,999	93,118,857
Freddie Mac Pool SD8266
4.50%	11/01/52	187,352,432	179,668,449
Freddie Mac Pool SD8362
5.50%	09/01/53	161,760,067	161,781,008
Freddie Mac Pool ZA5103
3.50%	12/01/47	100,492	92,169
Freddie Mac Pool ZA5128
3.50%	12/01/47	338,452	310,417
Freddie Mac Pool ZM1779
3.00%	09/01/46	10,461,092	9,295,500
Freddie Mac Pool ZM2285
3.00%	12/01/46	12,495,515	11,103,244
Freddie Mac Pool ZS4693
3.00%	12/01/46	12,472,414	11,082,717
Freddie Mac Pool ZS4768
3.50%	05/01/48	845,467	774,732
Freddie Mac Pool ZT0277
3.50%	10/01/46	1,212,299	1,115,836

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 114

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 1980, Class Z
7.00%	07/15/27		$7,443	$7,574
Freddie Mac REMICS,
Series 2098, Class TZ
6.00%	01/15/28		40,112	40,206
Freddie Mac REMICS,
Series 2174, Class PN
6.00%	07/15/29		4,169	4,245
Freddie Mac REMICS,
Series 2313, Class LA
6.50%	05/15/31		1,326	1,341
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X SOFR30A plus 20.63%, 20.93% Cap)
9.33%	02/15/32	[2]	3,005	3,354
Freddie Mac REMICS,
Series 2481, Class AW
6.50%	08/15/32		2,648	2,664
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
2.74%	08/15/35	[2]	458,260	50,017
Freddie Mac REMICS,
Series 3063, Class YG
5.50%	11/15/35		1,206,021	1,229,324
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
2.74%	08/15/35	[2]	202,607	22,113
Freddie Mac REMICS,
Series 3752, Class XL
4.50%	11/15/40		21,055,478	20,702,330
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X SOFR30A plus 5.84%, 5.95% Cap)
1.49%	07/15/41	[2]	2,515,685	223,474
Freddie Mac REMICS,
Series 3904, Class JB
4.50%	08/15/41		5,040,601	4,952,685
Freddie Mac REMICS,
Series 3925, Class LB
4.50%	09/15/41		9,215,000	9,007,711
Freddie Mac REMICS,
Series 3928, Class JD
4.00%	09/15/41		11,778,772	11,615,878
Freddie Mac REMICS,
Series 4102, Class TC
2.50%	09/15/41		3,239,566	3,153,446
Freddie Mac REMICS,
Series 4161, Class BA
2.50%	12/15/41		4,752,811	4,645,088
Freddie Mac REMICS,
Series 4656, Class EZ
4.00%	02/15/47		214,052	202,086

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4818, Class CA
3.00%	04/15/48		$977,400	$864,951
Freddie Mac REMICS,
Series 4846, Class PA
4.00%	06/15/47		50,839	50,618
Freddie Mac REMICS,
Series 4852, Class CA
4.00%	11/15/47		4,519,732	4,481,754
Freddie Mac REMICS,
Series 4860, Class BH
3.50%	10/15/48		1,894,862	1,818,981
Freddie Mac REMICS,
Series 4860, Class PA
3.50%	02/15/49		1,781,501	1,630,684
Freddie Mac REMICS,
Series 4879, Class BC
3.00%	04/15/49		583,702	521,860
Freddie Mac REMICS,
Series 4896, Class DA
3.00%	01/15/49		574,662	512,601
Freddie Mac REMICS,
Series 4937, Class MF
( SOFR30A plus 0.56%)
4.90%	12/25/49	[2]	4,460,223	4,421,988
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00%	08/15/43	[12]	9,363,973	6,720,339
Freddie Mac Strips,
Series 319, Class F2
(SOFR30A plus 0.61%)
4.96%	11/15/43	[2]	1,689,158	1,666,210
Ginnie Mae (TBA)
2.50%	04/20/55		530,500,000	452,752,307
4.00%	04/20/55		331,350,000	310,277,300
4.50%	04/20/55		191,025,000	183,310,933
5.00%	04/20/55		428,325,000	421,346,729
5.50%	04/20/55		276,575,000	277,154,425
Ginnie Mae I Pool 782817
4.50%	11/15/39		7,206,143	7,128,119
Ginnie Mae I Pool AA5452
3.50%	07/15/42		60,913	57,244
Ginnie Mae II Pool 2631
7.00%	08/20/28		423	436
Ginnie Mae II Pool 3388
4.50%	05/20/33		1,136	1,131
Ginnie Mae II Pool 3427
4.50%	08/20/33		606	604
Ginnie Mae II Pool 3554
4.50%	05/20/34		505	501
Ginnie Mae II Pool 4058
5.00%	12/20/37		359	365
Ginnie Mae II Pool 4342
5.00%	01/20/39		501	509
Ginnie Mae II Pool 4520
5.00%	08/20/39		9,500	9,648

See accompanying Notes to Financial Statements.

115 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 5140
4.50%	08/20/41		$21,083	$20,859
Ginnie Mae II Pool 5175
4.50%	09/20/41		22,966	22,722
Ginnie Mae II Pool 5281
4.50%	01/20/42		6,459	6,390
Ginnie Mae II Pool 783591
4.50%	07/20/41		8,157	8,070
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.63%	07/20/34	[2]	4,496	4,559
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.63%	03/20/35	[2]	6,101	6,162
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.63%	08/20/35	[2]	7,616	7,730
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.75%	10/20/35	[2]	6,615	6,708
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
5.00%	05/20/25	[2]	16	16
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
5.50%	06/20/25	[2]	36	36
Ginnie Mae II Pool MA0627
4.50%	12/20/42		27,926	27,628
Ginnie Mae II Pool MA0701
4.50%	01/20/43		26,218	25,938
Ginnie Mae II Pool MA1157
3.50%	07/20/43		25,406	23,872
Ginnie Mae II Pool MA1997
4.50%	06/20/44		6,732	6,615
Ginnie Mae II Pool MA2374
5.00%	11/20/44		138,661	140,641
Ginnie Mae II Pool MA2756
4.50%	04/20/45		13,902	13,661
Ginnie Mae II Pool MA2828
4.50%	05/20/45		584,744	574,107
Ginnie Mae II Pool MA2894
4.50%	06/20/45		223,849	219,966
Ginnie Mae II Pool MA3036
4.50%	08/20/45		21,742	21,346
Ginnie Mae II Pool MA3309
3.00%	12/20/45		4,624	4,170
Ginnie Mae II Pool MA3456
4.50%	02/20/46		147,924	145,234
Ginnie Mae II Pool MA3521
3.50%	03/20/46		16,948,168	15,779,801

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3524
5.00%	03/20/46	$7,285	$7,389
Ginnie Mae II Pool MA3597
3.50%	04/20/46	43,030,126	40,012,254
Ginnie Mae II Pool MA3600
5.00%	04/20/46	3,933,798	3,989,975
Ginnie Mae II Pool MA3662
3.00%	05/20/46	1,654,298	1,488,621
Ginnie Mae II Pool MA3663
3.50%	05/20/46	12,102,321	11,253,537
Ginnie Mae II Pool MA3665
4.50%	05/20/46	61,483	60,365
Ginnie Mae II Pool MA3666
5.00%	05/20/46	2,260,187	2,292,465
Ginnie Mae II Pool MA3738
4.50%	06/20/46	257,216	252,754
Ginnie Mae II Pool MA3739
5.00%	06/20/46	1,412,821	1,432,997
Ginnie Mae II Pool MA3805
4.50%	07/20/46	2,046,790	2,009,558
Ginnie Mae II Pool MA3806
5.00%	07/20/46	105,484	106,990
Ginnie Mae II Pool MA3873
3.00%	08/20/46	12,819,601	11,535,728
Ginnie Mae II Pool MA3876
4.50%	08/20/46	2,232,730	2,193,994
Ginnie Mae II Pool MA3877
5.00%	08/20/46	461,435	468,024
Ginnie Mae II Pool MA3937
3.50%	09/20/46	9,826,351	9,155,208
Ginnie Mae II Pool MA3939
4.50%	09/20/46	1,220,290	1,204,494
Ginnie Mae II Pool MA4003
3.00%	10/20/46	5,134,890	4,620,635
Ginnie Mae II Pool MA4006
4.50%	10/20/46	1,339,752	1,316,509
Ginnie Mae II Pool MA4007
5.00%	10/20/46	2,426,330	2,461,993
Ginnie Mae II Pool MA4069
3.50%	11/20/46	30,712,835	28,558,824
Ginnie Mae II Pool MA4071
4.50%	11/20/46	3,624,672	3,561,788
Ginnie Mae II Pool MA4072
5.00%	11/20/46	782,616	794,119
Ginnie Mae II Pool MA4126
3.00%	12/20/46	88,653,636	79,896,682
Ginnie Mae II Pool MA4127
3.50%	12/20/46	34,703,306	32,269,427
Ginnie Mae II Pool MA4129
4.50%	12/20/46	12,309,844	12,096,281
Ginnie Mae II Pool MA4196
3.50%	01/20/47	8,078	7,512
Ginnie Mae II Pool MA4198
4.50%	01/20/47	97,703	95,823
Ginnie Mae II Pool MA4199
5.00%	01/20/47	2,227,490	2,262,116

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 116

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4264
4.50%	02/20/47	$28,397,183	$27,850,915
Ginnie Mae II Pool MA4265
5.00%	02/20/47	501,105	508,261
Ginnie Mae II Pool MA4324
5.00%	03/20/47	2,739,050	2,778,165
Ginnie Mae II Pool MA4384
4.50%	04/20/47	1,160,545	1,136,061
Ginnie Mae II Pool MA4385
5.00%	04/20/47	4,756,971	4,823,855
Ginnie Mae II Pool MA4453
4.50%	05/20/47	63,139,183	61,807,133
Ginnie Mae II Pool MA4454
5.00%	05/20/47	10,672,329	10,713,279
Ginnie Mae II Pool MA4510
3.50%	06/20/47	26,759	24,814
Ginnie Mae II Pool MA4511
4.00%	06/20/47	3,774,364	3,587,952
Ginnie Mae II Pool MA4512
4.50%	06/20/47	218,853	214,236
Ginnie Mae II Pool MA4513
5.00%	06/20/47	191,009	192,459
Ginnie Mae II Pool MA4586
3.50%	07/20/47	31,972,607	29,716,154
Ginnie Mae II Pool MA4588
4.50%	07/20/47	33,936	33,220
Ginnie Mae II Pool MA4589
5.00%	07/20/47	9,297,082	9,332,756
Ginnie Mae II Pool MA4652
3.50%	08/20/47	2,435,567	2,258,483
Ginnie Mae II Pool MA4655
5.00%	08/20/47	10,720,198	10,761,332
Ginnie Mae II Pool MA4719
3.50%	09/20/47	30,175,602	27,981,606
Ginnie Mae II Pool MA4720
4.00%	09/20/47	75,290	71,605
Ginnie Mae II Pool MA4722
5.00%	09/20/47	199,309	199,809
Ginnie Mae II Pool MA4781
5.00%	10/20/47	2,608,036	2,618,043
Ginnie Mae II Pool MA4838
4.00%	11/20/47	24,978,859	23,756,397
Ginnie Mae II Pool MA4840
5.00%	11/20/47	797,430	800,490
Ginnie Mae II Pool MA4900
3.50%	12/20/47	4,848,759	4,496,217
Ginnie Mae II Pool MA4901
4.00%	12/20/47	16,761,960	15,934,106
Ginnie Mae II Pool MA4961
3.00%	01/20/48	236,088	211,764
Ginnie Mae II Pool MA4963
4.00%	01/20/48	27,716,550	26,347,661
Ginnie Mae II Pool MA5078
4.00%	03/20/48	41,682	39,624
Ginnie Mae II Pool MA5137
4.00%	04/20/48	8,887,652	8,436,493

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA5399
4.50%	08/20/48		$1,995,678	$1,948,624
Ginnie Mae II Pool MA5466
4.00%	09/20/48		3,672,692	3,487,740
Ginnie Mae II Pool MA5467
4.50%	09/20/48		18,642	18,203
Ginnie Mae II Pool MA5528
4.00%	10/20/48		16,878,456	16,028,481
Ginnie Mae II Pool MA5530
5.00%	10/20/48		3,011,243	3,005,989
Ginnie Mae II Pool MA5651
4.00%	12/20/48		6,086	5,779
Ginnie Mae II Pool MA6030
3.50%	07/20/49		7,105,579	6,489,535
Ginnie Mae II Pool MA6080
3.00%	08/20/49		1,516	1,324
Ginnie Mae II Pool MA6081
3.50%	08/20/49		2,901,132	2,649,607
Ginnie Mae II Pool MA6209
3.00%	10/20/49		2,787,458	2,435,495
Ginnie Mae II Pool MA6210
3.50%	10/20/49		1,426,993	1,303,275
Ginnie Mae II Pool MA8347
4.50%	10/20/52		238,879,907	230,475,730
Ginnie Mae II Pool MA9963
4.50%	10/20/54		37,110,982	35,625,680
Ginnie Mae,
Series 2003-86, Class ZK
5.00%	10/20/33		2,296,178	2,323,686
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.64%, 6.75% Cap)
2.32%	06/16/37	[2]	5,075,887	567,813
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.14%, 6.25% Cap)
1.82%	03/20/36	[2]	4,252,841	348,847
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
2.37%	05/20/37	[2]	10,483,807	1,054,968
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.37%, 6.48% Cap)
2.05%	12/20/39	[2]	1,782,112	196,233
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
2.37%	07/16/39	[2]	8,426	347
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.19%, 6.30% Cap)
1.87%	08/16/38	[2]	697	1

See accompanying Notes to Financial Statements.

117 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.29%, 6.40% Cap)
1.97%	01/16/40	[2]	$22,722	$2,257
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.69%, 5.80% Cap)
1.37%	01/16/40	[2]	4,131,354	359,380
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00%	11/16/41		54,436	10,547
Ginnie Mae,
Series 2014-108, Class PA
2.63%	12/20/39		3,507,698	3,363,980
Ginnie Mae,
Series 2018-124, Class NW
3.50%	09/20/48		557,718	505,074
Ginnie Mae,
Series 2019-1, Class NP
3.50%	01/20/49		5,129,907	4,655,150
Ginnie Mae,
Series 2019-119, Class JE
3.00%	09/20/49		3,658,543	3,216,635
Ginnie Mae,
Series 2019-15, Class GT
3.50%	02/20/49		5,821,058	5,296,302
Ginnie Mae,
Series 2019-44, Class CA
3.50%	12/20/48		8,705	8,705
Ginnie Mae,
Series 2019-71, Class PT
3.00%	06/20/49		681,637	599,487
Ginnie Mae,
Series 2019-86, Class C
2.50%	03/20/49		8,261,840	6,810,884
Ginnie Mae,
Series 2019-90, Class HE
3.00%	07/20/49		5,668,524	5,028,319
Ginnie Mae,
Series 2022-201, Class FB
(SOFR30A plus 1.25%)
5.59%	11/20/52	[2]	8,143,538	8,292,736
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
5.34%	08/20/53	[2]	42,143,554	42,017,698
Ginnie Mae,
Series 2024-30, Class DF
(SOFR30A plus 1.30%)
5.64%	02/20/54	[2]	73,638,832	74,024,238
UMBS (TBA)
2.00%	04/01/55		212,700,000	169,241,349
2.50%	04/01/55		211,075,000	175,623,793
3.00%	04/01/55		191,575,000	166,175,699
3.50%	05/01/55		501,025,000	451,975,655
4.00%	05/01/55		385,075,000	358,283,984

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
4.50%	04/01/55	$314,500,000	$300,854,946
5.00%	04/01/55	345,600,000	338,745,715
5.50%	04/01/55	277,000,000	276,650,980

			12,928,549,526

Total Mortgage-Backed
(Cost $20,296,344,752)			18,851,276,173

MUNICIPAL BONDS — 0.42%*

California — 0.08%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00%	05/15/44	185,000	187,165
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01%	05/15/50	17,955,000	11,905,849
3.26%	05/15/60	15,825,000	10,123,530
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AP
3.93%	05/15/45	6,615,000	6,059,645

			28,276,189

Colorado — 0.02%
City & County of Denver Airport System Revenue Bonds,
Series C
2.39%	11/15/31	6,010,000	5,270,010

New Jersey — 0.00%
Jersey City Municipal Utilities Authority Revenue Bonds,
Water Utility Improvements, Series B
5.47%	05/15/27	185,000	185,938
New Jersey Turnpike Authority Revenue Bonds, Highway
Revenue, Series F
3.73%	01/01/36	300,000	268,085

			454,023

New York — 0.32%
City of New York General Obligation Bonds, Public
Improvements, Series D
5.99%	12/01/36	2,000,000	2,090,689
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62%	04/01/31	3,145,000	3,004,360
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15%	05/01/25	430,000	429,150
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B3
2.00%	08/01/35	4,055,000	3,100,432
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.40%	11/01/32	12,135,000	10,359,679
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97%	02/01/33	3,090,000	2,540,320

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 118

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)

New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries FI
4.00%	08/01/33		$6,450,000	$6,117,164
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
SU
3.88%	08/01/31		3,135,000	3,019,495
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27%	05/01/27		13,135,000	13,399,691
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series A, Subseries A-2
4.60%	05/01/31		820,000	821,636
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series F, Subseries F-3
5.13%	02/01/35		1,250,000	1,268,405
5.15%	02/01/36		1,250,000	1,266,460
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series G
2.45%	11/01/34		3,000,000	2,446,287
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29%	03/15/33		39,746,921	39,818,093
5.43%	03/15/39		20,195,000	20,357,439
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series A
4.00%	03/15/47		155,000	142,989
New York State Urban Development Corp. Revenue Bonds,
Public Improvements
5.77%	03/15/39		120,000	123,462

				110,305,751

Texas — 0.00%
Texas A&M University Revenue Bonds, University & College
Improvements, Series B
2.69%	05/15/25		350,000	349,237

Total Municipal Bonds
(Cost $169,412,855)				144,655,210

U. S. TREASURY SECURITIES — 28.92%

U. S. Treasury Bonds — 10.62%
U. S. Treasury Bonds
4.63%	02/15/55		1,556,409,000	1,566,744,529
4.75%	02/15/45		2,106,012,000	2,144,841,596

				3,711,586,125

U. S. Treasury Notes — 18.30%
U. S. Treasury Inflation Indexed Notes
2.13%	01/15/35	[13]	413,574,696	424,503,730
U.S. Treasury Notes
4.00%	03/31/30		4,896,103,000	4,905,856,955

Issues	Maturity Date	Principal Amount	Value
U. S. TREASURY SECURITIES (continued)

U. S. Treasury Notes (continued)
4.63%	02/15/35	$1,033,690,000	$1,067,850,224

			6,398,210,909

Total U.S. Treasury Securities
(Cost $10,006,416,911)			10,109,797,034

Total Bonds — 106.23%
(Cost $38,773,823,073)			37,128,902,174

Issues	Shares	Value
COMMON STOCK — 0.11%

Communications — 0.11%
Intelsat SA3,4,5
(Luxembourg)	1,305,664	37,537,840

Total Common Stock
(Cost $43,673,537)

RIGHTS — 0.02%

Communications — 0.02%
Intelsat SA, CVR[3,4,5,14]
(Luxembourg)	957,825	9,338,794

Total Rights
(Cost $320)

Purchased Swaptions - 0.02%
(Cost $15,808,843)		7,091,076

Issues	Shares	Value
MUTUAL FUNDS — 0.10%

Mutual Funds — 0.10%
TCW Private Asset Income Fund
0.00%[15,16]	3,613,673	36,136,726

Total Mutual Funds
(Cost $36,136,726)

Issues	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 4.97%

Money Market Funds — 4.97%
TCW Central Cash Fund
0.01%[15,16]	1,736,327,625	1,736,327,625

Total Short-Term Investments
(Cost $1,736,327,625)

Total Investments - 111.45%
(Cost $40,605,770,124)		38,955,334,235

Net unrealized depreciation on unfunded commitments - 0.00%		(4,885)

Liabilities in Excess of Other Assets - (11.45)%		(4,001,884,494)

Net Assets - 100.00%		$34,953,444,856

See accompanying Notes to Financial Statements.

119 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at March 31, 2025.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $338,192,080, which is 0.97% of total net assets.
[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
[7]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $230,620, at an interest rate of 8.55% and a maturity of December 22, 2031. The investment is not accruing an unused commitment fee.

[8]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $958,426, at an interest rate of 10.07% and a maturity of December 30, 2029. The investment is not accruing an unused commitment fee.

[9]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[10]	Perpetual security with no stated maturity date.
[11]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% payment-in-kind interest.
[12]	Zero coupon bond. The rate shown is the effective yield as of March 31, 2025.
[13]	Inflation protected security. Principal amount reflects original security face amount.
[14]	Non-income producing security.
[15]	Represents the current yield as of March 31, 2025.
[16]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $279,582,960, which is 0.80% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(CVR): Contingent Value Right

(EMTN): Euro Medium-Term Note

(EUR): Euro

(EURIBOR): Euro InterBank Offer Rate

(GBP): British Pound

(GMTN): Global Medium-Term Note

(IO): Interest Only

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(PO): Principal Only

(REIT): Real Estate Investment Trust

(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback

(SOFR): Secured Overnight Financing Rate

(SONIA): Sterling Overnight Index Average

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 120

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Currency to be Purchased	Currency to be Sold	Counterparty		Settlement Date	Unrealized Appreciation (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 108,253,000	USD 114,071,322	Citibank N.A.		04/11/25	$2,933,197
EUR 102,345,000	USD 109,578,747	Goldman Sachs International		04/11/25	1,040,152
EUR 4,926,000	USD 5,319,452	The Bank of New York Mellon		04/11/25	4,781
GBP 38,718,000	USD 49,684,053	Citibank N.A.		04/11/25	289,970
USD 700,675,615	EUR 644,750,000	Bank of America N.A.		07/11/25	176,440
USD 17,500,184	GBP 13,505,000	Goldman Sachs International		07/11/25	70,628
USD 37,267,155	GBP 28,739,000	Citibank N.A.		07/11/25	176,594

					4,691,762

EUR 11,685,000	USD 12,712,514	State Street Global Markets LLC		04/11/25	(82,861)
EUR 660,453,000	USD 714,009,223	Bank of America N.A.		04/11/25	(163,086)
GBP 13,505,000	USD 17,502,210	Goldman Sachs International		04/11/25	(71,062)
USD 22,729,995	EUR 21,175,000	Citibank N.A.		04/11/25	(156,859)
USD 137,562,310	EUR 131,057,000	Goldman Sachs International		04/11/25	(4,089,758)
USD 753,641,541	EUR 735,430,000	Bank of America N.A.		04/11/25	(41,242,978)
USD 17,430,619	GBP 13,505,000	Goldman Sachs International		04/11/25	(529)
USD 47,009,460	GBP 38,718,000	Citibank N.A.		04/11/25	(2,964,564)

					(48,771,697)

NET UNREALIZED DEPRECIATION					$(44,079,935)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	60,857	06/30/25	$12,607,858,858	$61,260,176	$61,260,176
U.S. Treasury Five-Year Note	12,782	06/30/25	1,382,453,187	19,381,897	19,381,897
U.S. Treasury Ten-Year Ultra Bond	597	06/18/25	68,132,625	1,374,873	1,374,873

			14,058,444,670	82,016,946	82,016,946

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond	3,610	06/18/25	(441,322,500)	(11,016,781)	(11,016,781)
Euro-Bund Future	2,273	06/06/25	(316,315,603)	154,087	154,087
Euro-Bobl Future	1,300	06/06/25	(165,407,786)	(545,232)	(545,232)
Euro-Buxl 30 Year	264	06/06/25	(34,009,708)	530,117	530,117
Long Gilt Future	52	06/26/25	(6,154,141)	99,262	99,262

			(963,209,738)	(10,778,547)	(10,778,547)

TOTAL FUTURES CONTRACTS			$13,095,234,932	$71,238,399	$71,238,399

See accompanying Notes to Financial Statements.

121 / Annual Financial Statements March 2025

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2025

		Fund	Received by the Fund		Paid by the Fund
Description	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)
PURCHASED SWAPTIONS
Option to enter into a 2-year Interest Rate Swap	Goldman Sachs International	01/30/26	CME Term SOFR	Annually	4.46%	Annually	$537,410,000	$916,660	$2,203,381	$(1,286,721)
Option to enter into a 2-year Interest Rate Swap	Morgan Stanley	01/30/26	CME Term SOFR	Annually	4.46%	Annually	1,412,770,000	2,430,671	5,757,038	(3,326,367)
Option to enter into a 5-year Interest Rate Swap	Goldman Sachs International	01/30/26	CME Term SOFR	Annually	4.51%	Annually	2,470,000	11,257	23,588	(12,331)
Option to enter into a 5-year Interest Rate Swap	JPMorgan Chase	01/30/26	CME Term SOFR	Annually	4.52%	Annually	828,025,000	3,732,488	7,824,836	(4,092,348)

TOTAL PURCHASED SWAPTIONS							$2,780,675,000	$7,091,076	$15,808,843	$(8,717,767)

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 122

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BONDS – 115.58%

ASSET-BACKED SECURITIES — 11.62%**
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94%	08/15/46[1]	$240,000	$230,022
AmeriCredit Automobile Receivables Trust,
Series 2022-2, Class C
5.32%	04/18/28	320,000	323,394
Bain Capital Credit CLO Ltd.,
Series 2021-6A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.09%)
5.38%	10/21/34[1,2,3]	150,000	149,899
BlueMountain CLO XXVIII Ltd.,
Series 2021-28A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.52%)
5.82%	04/15/34[1,2,3]	110,000	110,092
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
5.65%	01/18/31[1,2,3]	316,439	316,564
CIFC Funding Ltd.,
Series 2016-1A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.00%)
5.29%	10/21/31[1,2,3]	225,000	223,988
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.47%	08/15/31[1,2,3]	170,520	170,478
Dryden 72 CLO Ltd.,
Series 2019-72A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.42%	05/15/32[1,2,3]	558,818	557,637
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
5.46%	04/15/29[1,2,3]	357,706	357,824
Galaxy XXII CLO Ltd.,
Series 2016-22A, Class ARRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
5.55%	04/16/34[1,2,3]	350,000	349,906
GLS Auto Receivables Issuer Trust,
Series 2021-3A, Class D
1.48%	07/15/27[1]	187,581	184,449
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.45%	04/24/31[1,2,3]	152,069	152,098

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89%	06/20/54[1]	$60,000	$61,139
HPS Loan Management Ltd.,
Series 13A-18, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
5.43%	10/15/30[1,2,3]	139,042	138,972
LCM 37 Ltd.,
Series 37A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.06%)
5.36%	04/15/34[1,2,3]	150,000	149,541
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06%	10/15/69[1]	272,315	245,090
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11%	02/18/70[1]	181,270	159,476
Neuberger Berman Loan Advisers CLO 49 Ltd.,
Series 2022-49A, Class AR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.15%)
5.45%	07/25/35[1,2,3]	350,000	349,529
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
5.70%	04/15/31[1,2,3]	250,000	250,069
Regatta XIV Funding Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.40%	10/25/31[1,2,3]	219,329	219,222
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65%	09/15/45[1]	78,000	76,741
Vantage Data Centers Issuer LLC,
Series 2021-1A, Class A2
2.17%	10/15/46[1]	200,000	191,486
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.44%	10/20/31[1,2,3]	149,833	149,809
Voya CLO Ltd.,
Series 2017-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.21%)
5.51%	04/17/30[1,2,3]	277,697	277,419

Total Asset-Backed Securities
(Cost $5,388,688)			5,394,844

CORPORATES — 26.04%*

Banking — 7.78%
Bank of America Corp.
3.42%	12/20/28[4]	70,000	67,858

See accompanying Notes to Financial Statements.

123 / Annual Financial Statements March 2025

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Banking (continued)
Bank of America Corp.
(MTN)
3.82%	01/20/28[4]	$985,000	$972,771
HSBC Holdings PLC
(United Kingdom)
2.01%	09/22/28[2,4]	85,000	79,522
2.10%	06/04/26[2,4]	180,000	179,138
JPMorgan Chase & Co.
1.04%	02/04/27[4]	1,185,000	1,150,386
Lloyds Banking Group PLC
(United Kingdom)
1.63%	05/11/27[2,4]	50,000	48,368
PNC Financial Services Group, Inc. (The)
5.58%	06/12/29[4]	55,000	56,574
6.62%	10/20/27[4]	40,000	41,230
Santander UK Group Holdings PLC
(United Kingdom)
1.67%	06/14/27[2,4]	105,000	101,176
U.S. Bancorp
4.65%	02/01/29[4]	200,000	200,157
Wells Fargo & Co.
(MTN)
2.39%	06/02/28[4]	560,000	534,553
5.57%	07/25/29[4]	175,000	179,767

			3,611,500

Communications — 1.40%
Altice Financing SA
(Luxembourg)
5.75%	08/15/29[1,2]	5,000	3,670
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%	03/01/30[1]	5,000	4,639
Discovery Communications LLC
4.13%	05/15/29	250,000	236,178
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15%	03/20/28[1]	210,000	211,004
T-Mobile USA, Inc.
2.25%	02/15/26	200,000	196,017

			651,508

Consumer Discretionary — 0.73%
Altria Group, Inc.
4.88%	02/04/28	70,000	70,489
Hyatt Hotels Corp.
5.05%	03/30/28	115,000	115,574
Imperial Brands Finance PLC
(United Kingdom)
6.13%	07/27/27[1,2]	135,000	139,186
Opal Bidco SAS
(France)
6.50%	03/31/32[1,2]	10,000	10,000
Spectrum Brands, Inc.
3.88%	03/15/31[1]	4,000	3,421

			338,670

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Diversified REITs — 1.45%
American Tower Corp.
5.25%	07/15/28	$250,000	$254,530
Crown Castle, Inc.
3.80%	02/15/28	135,000	131,420
VICI Properties LP/VICI Note Co., Inc.
5.75%	02/01/27[1]	285,000	288,941

			674,891

Electric — 0.72%
Alliant Energy Finance LLC
5.95%	03/30/29[1]	135,000	139,902
Eversource Energy
2.90%	03/01/27	200,000	193,779

			333,681

Energy — 1.10%
Southern Co. Gas Capital Corp.
3.88%	11/15/25	500,000	498,093
Venture Global LNG, Inc.
9.88%	02/01/32[1]	10,000	10,629

			508,722

Finance — 7.18%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26[2]	300,000	289,996
Air Lease Corp.
3.63%	04/01/27	200,000	196,807
American Express Co.
4.99%	05/01/26[4]	120,000	120,022
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[1,2]	198,000	185,465
Citigroup, Inc.
1.46%	06/09/27[4]	815,000	785,206
3.11%	04/08/26[4]	20,000	19,990
Goldman Sachs Group, Inc. (The)
1.54%	09/10/27[4]	405,000	387,460
5.80%	08/10/26[4]	240,000	240,986
Morgan Stanley
0.99%	12/10/26[4]	605,000	589,916
2.19%	04/28/26[4]	110,000	109,787
Morgan Stanley
(GMTN)
1.51%	07/20/27[4]	225,000	216,319
Nationwide Building Society
(United Kingdom)
2.97%	02/16/28[1,2,4]	200,000	193,581

			3,335,535

Health Care — 1.68%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[1,2]	45,000	45,020
Bayer U.S. Finance LLC
6.25%	01/21/29[1]	220,000	228,151

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 124

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
Grifols SA
(Spain)
4.75%	10/15/28[1,2]	$35,000	$32,359
HCA, Inc.
5.88%	02/15/26	250,000	251,023
Stryker Corp.
4.70%	02/10/28	120,000	120,823
Thermo Fisher Scientific, Inc.
0.50%	03/01/28	100,000	101,405

			778,781

Health Care REITs — 0.46%
Healthcare Realty Holdings LP
3.63%	01/15/28	220,000	212,527

Industrials — 1.16%
Amcor Flexibles North America, Inc.
4.00%	05/17/25	300,000	299,581
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13%	08/15/26[1,2]	10,000	9,216
Berry Global, Inc.
5.50%	04/15/28	225,000	229,506

			538,303

Information Technology — 0.47%
Dell International LLC/EMC Corp.
4.75%	04/01/28	70,000	70,336
Foundry JV Holdco LLC
5.50%	01/25/31[1]	95,000	96,544
Oracle Corp.
4.80%	08/03/28	50,000	50,426

			217,306

Materials — 0.30%
International Flavors & Fragrances, Inc.
1.83%	10/15/27[1]	150,000	139,824

Retail — 0.14%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%	04/01/26[1]	55,000	54,512
Papa John’s International, Inc.
3.88%	09/15/29[1]	10,000	9,380

			63,892

Services — 0.74%
Global Payments, Inc.
2.15%	01/15/27	300,000	287,544
Worldline SA
(France)
0.00%	07/30/25[2,5]	200	25,444
0.00%	07/30/26[2,5]	300	31,621

			344,609

Specialized REITs — 0.73%
Extra Space Storage LP
3.88%	12/15/27	205,000	201,434

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Specialized REITs (continued)
5.70%	04/01/28	$135,000	$138,707

			340,141

Total Corporates
(Cost $11,886,238)			12,089,890

MORTGAGE-BACKED — 42.28%**

Non-Agency Commercial Mortgage-Backed — 6.24%
BPR Trust,
Series 2021-WILL, Class A
(CME Term SOFR 1-Month plus 1.86%)
6.18%	06/15/38[1,3]	193,681	192,846
BPR Trust,
Series 2022-OANA, Class A
(CME Term SOFR 1-Month plus 1.90%)
6.22%	04/15/37[1,3]	152,000	152,232
BX Commercial Mortgage Trust,
Series 2021-21M, Class A
(CME Term SOFR 1-Month plus 0.84%)
5.16%	10/15/36[1,3]	134,983	133,954
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(CME Term SOFR 1-Month plus 0.77%)
5.09%	05/15/38[1,3]	34,790	34,708
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A
(CME Term SOFR 1-Month plus 0.80%)
5.12%	10/15/38[1,3]	81,241	80,983
BX,
Series 2021-MFM1, Class A
(CME Term SOFR 1-Month plus 0.81%)
5.13%	01/15/34[1,3]	76,961	76,692
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
5.87%	12/15/37[1,3]	150,000	149,819
Citigroup Commercial Mortgage Trust,
Series 2021-PRM2, Class A
(CME Term SOFR 1-Month plus 1.06%)
5.38%	10/15/38[1,3]	152,000	150,576
Great Wolf Trust,
Series 2024-WOLF, Class A
(CME Term SOFR 1-Month plus 1.54%)
5.86%	03/15/39[1,3]	152,000	152,301
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class A
(CME Term SOFR 1-Month plus 2.09%)
6.41%	03/15/28[1,3]	125,000	125,228
HILT COMMERCIAL Mortgage Trust,
Series 2024-ORL, Class A
(CME Term SOFR 1-Month plus 1.54%)
5.86%	05/15/37[1,3]	100,000	100,081
Hilton USA Trust,
Series 2016-HHV, Class A
3.72%	11/05/38[1]	103,000	100,970

See accompanying Notes to Financial Statements.

125 / Annual Financial Statements March 2025

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.85%	09/06/38[1,4]	$163,000	$158,036
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class B
2.85%	09/06/38[1,4]	145,000	139,705
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.13%	12/15/35[1,3]	110,757	110,849
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
5.96%	03/15/39[1,3]	150,000	150,118
NYC Trust,
Series 2024-3ELV, Class A
(CME Term SOFR 1-Month plus 1.99%)
6.31%	08/15/29[1,3]	200,000	201,079
NYO Commercial Mortgage Trust,
Series 2021-1290, Class A
(CME Term SOFR 1-Month plus 1.21%)
5.53%	11/15/38[1,3]	140,000	139,056
PGA Trust,
Series 2024-RSR2, Class A
(CME Term SOFR 1-Month plus 1.89%)
6.21%	06/15/39[1,3]	173,000	172,881
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A
5.54%	03/15/40[1,4]	177,000	177,654
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A
(CME Term SOFR 1-Month plus 1.31%)
5.63%	05/15/31[1,3]	200,000	198,864

			2,898,632

Non-Agency Mortgage-Backed — 6.41%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 05/25/25)
7.40%	06/25/32	7,415	7,296
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
5.90%	05/25/35[4]	12,462	12,452
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 04/25/25)
2.86%	07/25/59[1]	94,666	91,402
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31	10,255	10,576
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R10, Class M3
(CME Term SOFR 1-Month plus 0.79%)
5.11%	01/25/36[3]	150,425	149,575

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R3, Class M4
(CME Term SOFR 1-Month plus 1.04%)
5.36%	05/25/35[3]	$41,207	$41,074
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32	2,291	2,301
Chase Home Lending Mortgage Trust,
Series 2024-8, Class A6A
5.50%	08/25/55[1,4]	155,110	154,733
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(CME Term SOFR 1-Month plus 0.38%)
4.70%	05/25/37[3]	83,884	83,167
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(CME Term SOFR 1-Month plus 0.55%)
4.87%	11/25/36[3]	360,874	357,832
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
7.64%	11/25/32[4]	13,135	13,109
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(CME Term SOFR 1-Month plus 0.89%)
5.21%	09/25/35[3]	144,842	144,400
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M1
(CME Term SOFR 1-Month plus 0.67%)
4.99%	01/25/36[3]	422,166	413,388
HSI Asset Securitization Corp. Trust,
Series 2006-OPT2, Class M2
(CME Term SOFR 1-Month plus 0.70%)
5.02%	01/25/36[3]	139,886	138,535
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
5.68%	10/25/34[4]	65,050	61,081
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
6.75%	04/25/35[4]	28,431	28,018
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
6.82%	10/25/34[4]	7,451	7,227
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.56%	10/25/32[4]	13,581	13,346
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(CME Term SOFR 12-Month plus 2.34%)
6.48%	12/25/32[3]	85,077	85,162
MortgageIT Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.75%)
5.07%	02/25/35[3]	216,291	218,974

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 126

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Ownit Mortgage Loan Trust,
Series 2006-3, Class A2D
(CME Term SOFR 1-Month plus 0.38%)
4.70%	03/25/37[3]	$308,014	$296,940
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M4
(CME Term SOFR 1-Month plus 1.69%)
6.01%	02/25/35[3]	199,749	196,330
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50%	11/25/31	33,966	10,986
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(CME Term SOFR 1-Month plus 0.44%)
4.93%	04/25/36[3]	110,690	109,742
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.97%	12/25/34[4]	46,151	41,898
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(CME Term SOFR 1-Month plus 0.79%)
5.11%	06/25/35[3]	129,024	127,775
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(CME Term SOFR 1-Month plus 0.83%)
5.15%	09/25/35[3]	1,491	1,488
Terwin Mortgage Trust,
Series 2006-5, Class 1A2B
(CME Term SOFR 1-Month plus 0.53%)
4.85%	07/25/37[1,3]	85,323	85,121
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
7.26%	06/25/33[4]	16,665	16,382
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(CME Term SOFR 1-Month plus 0.61%)
4.93%	06/25/35[3]	64,628	55,719

			2,976,029

U.S. Agency Commercial Mortgage-Backed — 1.31%
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ34, Class A1
0.68%	06/25/26	27,857	27,491
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS07, Class X (IO)
0.59%	09/25/25[4]	6,676,711	17,752
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
5.31%	05/25/44[3]	82,623	82,621
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series Q010, Class APT1
6.94%	04/25/46[4]	26,912	27,145

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2008-92, Class E
5.56%	03/16/44[4]		$36,639	$36,536
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.00%	10/16/51[4]		2,005,050	20
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.34%	01/16/53[4]		1,502,303	17,148
Ginnie Mae,
Series 2014-157, Class C
3.15%	10/16/54	[4]	410,796	397,680

				606,393

U.S. Agency Mortgage-Backed — 28.32%
Fannie Mae Pool 254548
5.50%	12/01/32		32,021	32,742
Fannie Mae Pool 555098
(RFUCCT1Y plus 1.63%)
6.61%	11/01/32[3]		3,959	3,986
Fannie Mae Pool 555424
5.50%	05/01/33		22,350	22,905
Fannie Mae Pool 655133
7.00%	08/01/32		4,193	4,423
Fannie Mae Pool 655151
7.00%	08/01/32		2,679	2,826
Fannie Mae Pool 762525
6.50%	11/01/33		6,942	7,288
Fannie Mae Pool 770900
(RFUCCT1Y plus 1.55%)
6.93%	04/01/34[3]		38,294	38,606
Fannie Mae Pool AE0443
6.50%	10/01/39		30,392	32,409
Fannie Mae Pool AL0851
6.00%	10/01/40		25,705	27,014
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X SOFR30A plus 126.17%, 8.50% Cap)
8.50%	09/25/31[3]		373	377
Fannie Mae REMICS,
Series 2001-60, Class OF
(SOFR30A plus 1.06%)
5.40%	10/25/31[3]		29,269	29,448
Fannie Mae REMICS,
Series 2002-30, Class FB
(SOFR30A plus 1.11%)
5.45%	08/25/31[3]		23,938	24,023
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80%	01/25/34[3]		4,906	5,237
Fannie Mae REMICS,
Series 2004-60, Class FW
(SOFR30A plus 0.56%)
4.90%	04/25/34[3]		30,755	30,819

See accompanying Notes to Financial Statements.

127 / Annual Financial Statements March 2025

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X SOFR30A plus 123.12%, 7.00% Cap)
7.00%	12/25/34[3]	$10,049	$10,674
Fannie Mae REMICS,
Series 2005-73, Class DF
(SOFR30A plus 0.36%)
4.70%	08/25/35[3]	35,124	34,830
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X SOFR30A plus 6.59%, 6.70% Cap)
2.25%	07/25/37[3]	39,950	4,230
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
4.85%	10/25/40[3]	22,886	22,721
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X SOFR30A plus 6.12%, 6.23% Cap)
1.78%	11/25/36[3]	132,119	11,651
Fannie Mae REMICS,
Series 2010-95, Class FB
(SOFR30A plus 0.51%)
4.85%	09/25/40[3]	22,209	22,057
Fannie Mae REMICS,
Series 2011-47, Class GF
(SOFR30A plus 0.68%)
5.02%	06/25/41[3]	456,223	455,162
Fannie Mae REMICS,
Series 2018-79, Class FA
(SOFR30A plus 0.36%)
4.70%	11/25/48[3]	32,707	32,208
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
4.95%	01/25/50[3]	83,188	82,361
Fannie Mae REMICS,
Series 2020-10, Class FA
(SOFR30A plus 0.61%)
4.95%	03/25/50[3]	232,511	229,711
Fannie Mae REMICS,
Series 2024-73, Class FB
(SOFR30A plus 1.20%)
5.54%	10/25/54[3]	496,085	495,332
Freddie Mac REMICS,
Series 2368, Class AF
(SOFR30A plus 1.06%)
5.41%	10/15/31[3]	24,059	24,197
Freddie Mac REMICS,
Series 2733, Class FB
(SOFR30A plus 0.71%)
5.06%	10/15/33[3]	207,766	207,967
Freddie Mac REMICS,
Series 3085, Class FW
(SOFR30A plus 0.81%)
5.16%	08/15/35[3]	151,073	151,667

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3300, Class FA
(SOFR30A plus 0.41%)
4.76%	08/15/35[3]	$140,599	$139,101
Freddie Mac REMICS,
Series 3325, Class NF
(SOFR30A plus 0.41%)
4.76%	08/15/35[3]	28,244	27,943
Freddie Mac REMICS,
Series 3895, Class BF
(SOFR30A plus 0.61%)
4.96%	07/15/41[3]	90,710	90,037
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
4.96%	06/15/42[3]	121,892	120,843
Ginnie Mae (TBA)
4.00%	04/20/55	250,000	234,101
4.50%	04/20/55	450,000	431,828
5.00%	04/20/55	550,000	541,039
5.50%	04/20/55	300,000	300,629
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.75%	10/20/31[3]	2,782	2,799
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.88%	06/20/32[3]	42,030	42,596
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.63%	07/20/32[3]	3,644	3,671
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.88%	04/20/33[3]	34,804	35,108
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.63%	08/20/25[3]	615	613
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.63%	08/20/42[3]	32,659	33,347
Ginnie Mae II Pool MA9963
4.50%	10/20/54	247,572	237,663
Ginnie Mae,
Series 2004-2, Class FW
(CME Term SOFR 1-Month plus 1.51%)
5.84%	01/16/34[3]	194,302	195,723
Ginnie Mae,
Series 2009-92, Class FC
(CME Term SOFR 1-Month plus 0.91%)
5.23%	10/16/39[3]	48,771	49,138

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 128

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2010-19, Class FD
(CME Term SOFR 1-Month plus 0.56%)
4.88%	07/16/39[3]	$946	$946
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 0.60% Cap)
0.60%	06/16/37[3]	777,553	14,473
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
5.69%	08/20/53[3]	412,471	415,296
Ginnie Mae,
Series 2024-143, Class FB
(SOFR30A plus 1.15%)
5.49%	09/20/54[3]	429,217	425,483
Ginnie Mae,
Series 2024-144, Class FD
(SOFR30A plus 1.15%)
5.49%	09/20/54[3]	506,368	507,020
Ginnie Mae,
Series 2024-148, Class AF
(SOFR30A plus 1.18%)
5.52%	09/20/54[3]	508,156	509,354
UMBS (TBA)
3.50%	04/01/40	650,000	625,515
4.00%	04/01/40	1,125,000	1,096,224
4.00%	05/01/55	525,000	488,474
4.50%	04/01/40	1,650,000	1,635,449
4.50%	04/01/55	625,000	597,883
5.00%	04/01/40	1,600,000	1,608,728
5.00%	04/01/55	450,000	441,075
5.50%	04/01/55	250,000	249,685

			13,148,655

Total Mortgage-Backed
(Cost $19,842,627)			19,629,709

MUNICIPAL BONDS — 0.20%*

Massachusetts — 0.20%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11%	07/15/31	94,203	93,115

Total Municipal Bonds
(Cost $92,291)

U.S. TREASURY SECURITIES — 35.44%

U.S. Agency Discount Notes — 3.70%
U.S. International Development Finance Corp.,
Series 2
1.49%	08/15/31	1,883,243	1,715,540

U.S. Treasury Notes — 31.74%
U.S. Treasury Notes
3.88%	03/31/27	13,015,000	13,010,425
3.88%	03/15/28	750,000	749,912

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
4.00%	03/31/30	$975,000	$976,942

			14,737,279

Total U.S. Treasury Securities
(Cost $16,604,558)			16,452,819

Total Bonds — 115.58%
(Cost $53,814,402)			53,660,377

Issues		Shares	Value

Purchased Swaptions - 0.02%
(Cost $20,448)			9,190

Issues		Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 3.24%

Money Market Funds — 3.24%
Fidelity Investments Money Market Funds - Government Portfolio
4.23%[6]		155,056	155,056
TCW Central Cash Fund
0.01%[6,7]		1,349,875	1,349,875

Total Short-Term Investments
(Cost $1,504,931)			1,504,931

Total Investments - 118.84%
(Cost $55,339,781)			55,174,498

Liabilities in Excess of Other Assets - (18.84)%			(8,748,026)

Net Assets - 100.00%			$46,426,472

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Foreign denominated security issued by foreign domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at March 31, 2025.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Zero coupon bond. The rate shown is the effective yield as of March 31, 2025.
[6]	Represents the current yield as of March 31, 2025.
[7]	Affiliated investment.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying Notes to Financial Statements.

129 / Annual Financial Statements March 2025

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(EUR): Euro

(GMTN): Global Medium-Term Note

(IO): Interest Only

(MTN): Medium-Term Note

(REIT): Real Estate Investment Trust

(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 144,100	USD 155,614	Citibank N.A.	04/11/25	$136

USD 150,161	EUR 144,100	Citibank N.A.	04/11/25	(5,589)
USD 156,426	EUR 144,100	Citibank N.A.	07/11/25	(134)

				(5,723)

NET UNREALIZED DEPRECIATION				$(5,587)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	93	06/30/25	$19,266,985	$87,650	$87,650

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note	60	06/30/25	(6,489,375)	(95,257)	(95,257)
U.S. Treasury Ten-Year Ultra Bond	17	06/18/25	(1,940,125)	(27,356)	(27,356)
U.S. Treasury Ultra Bond	6	06/18/25	(733,500)	(18,336)	(18,336)
Euro-Schatz Future	1	06/06/25	(115,533)	(93)	(93)

			(9,278,533)	(141,042)	(141,042)

TOTAL FUTURES CONTRACTS			$9,988,452	$(53,392)	$(53,392)

		Fund	Received by the Fund		Paid by the Fund

Description	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)

PURCHASED SWAPTIONS
Option to enter into			CME
a 2-year Interest			Term
Rate Swap	Morgan Stanley	01/30/26	SOFR	Annually	4.46	Annually	$2,525,000	$4,344	$10,289	$(5,945)
Option to enter into			CME
a 5-year Interest			Term
Rate Swap	JPMorgan Chase	01/30/26	SOFR	Annually	4.52	Annually	1,075,000	4,846	10,159	(5,313)

TOTAL PURCHASED SWAPTIONS							$3,600,000	$9,190	$20,448	$(11,258)

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 130

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BONDS – 97.98%

ASSET-BACKED SECURITIES — 12.10%**
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31%	07/15/61[1]	$87,300	$88,530
ALLO Issuer LLC,
Series 2023-1A, Class C
12.18%	06/20/53[1]	3,700,000	4,004,057
ALLO Issuer LLC,
Series 2024-1A, Class C
11.19%	07/20/54[1]	1,200,000	1,304,450
AMSR Trust,
Series 2020-SFR3, Class H
6.50%	09/17/37[1]	6,000,000	5,988,446
AMSR Trust,
Series 2022-SFR3, Class E1
4.00%	10/17/39[1]	10,000,000	9,623,183
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-2A, Class D
4.08%	02/20/28[1]	8,500,000	8,055,789
Bayview Opportunity Master Fund
8.36%	06/25/47[1,2,3,4]	6,293,660	6,410,420
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00%	06/12/28[1]	19,250	1,246,122
Carvana Auto Receivables Trust,
Series 2021-N4, Class R
0.00%	09/12/28[1]	26,800	988,991
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00%	09/11/28[1]	14,200	2,215,698
Carvana Auto Receivables Trust,
Series 2022-N1, Class R
0.00%	12/11/28[1]	71,000	4,105,048
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
0.00%	05/10/29[1]	54,850	6,898,804
Carvana Auto Receivables Trust,
Series 2023-P3, Class R
0.00%	08/12/30[1]	16,200	2,278,054
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
5.95%	01/18/31[1,4,5]	8,525,000	8,538,955
CIFC Funding Ltd.,
Series 2014-4RA, Class CRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.60%)
6.91%	01/17/35[1,4,5]	6,300,000	6,282,045
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
4.92%	06/25/42[1,4]	859,297	805,961

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Clover CLO LLC,
Series 2018-1A, Class B1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
6.24%	04/20/37[1,4,5]	$9,300,000	$9,305,422
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.01%	10/15/52[1,6]	864,006	6,852
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30%	03/15/50[1]	3,025,884	2,813,196
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
3.75%	12/15/52[1,6]	10,918,773	215,596
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.70%	12/15/52[1,6]	12,500,000	590,742
CoreVest American Finance Trust,
Series 2021-3, Class XA (IO)
2.38%	10/15/54[1,6]	56,845,263	1,669,261
DataBank Issuer,
Series 2021-1A, Class A2
2.06%	02/27/51[1]	6,047,860	5,875,580
Elmwood CLO 30 Ltd.,
Series 2024-6A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.05%	07/17/37[1,4,5]	6,000,000	6,002,124
Flexential Issuer,
Series 2021-1A, Class C
6.93%	11/27/51[1]	9,755,000	9,683,530
FRTKL,
Series 2021-SFR1, Class G
4.11%	09/17/38[1]	9,435,000	8,942,574
GBX Leasing,
Series 2022-1, Class A
2.87%	02/20/52[1]	8,844,573	8,228,127
Goal Capital Funding Trust,
Series 2006-1, Class B
(CME Term SOFR 3-Month plus 0.45%)
5.30%	08/25/42[4]	155,535	148,852
GoldenTree Loan Management U.S. CLO 20 Ltd.,
Series 2024-20A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
6.09%	07/20/37[1,4,5]	5,240,000	5,243,123
Hertz Vehicle Financing III LP,
Series 2021-2A, Class C
2.52%	12/27/27[1]	5,569,500	5,278,676
Hertz Vehicle Financing LLC,
Series 2022-4A, Class D
6.56%	09/25/26[1]	4,532,000	4,528,826
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89%	06/20/54[1]	2,445,000	2,491,421

See accompanying Notes to Financial Statements.

131 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
HPS Loan Management Ltd.,
Series 2024-20A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.85%)
6.15%	07/25/37[1,4,5]	$4,850,000	$4,858,478
Invesco U.S. CLO Ltd.,
Series 2024-4A, Class SUB
(Cayman Islands)
0.01%	01/15/38[1,5,6]	8,000,000	6,264,800
Invesco U.S. CLO Ltd.,
Series 2024-4A, Class Y
(Cayman Islands)
0.00%	01/15/38[1,5,6]	8,000,000	—
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.04%	10/22/34[1,4,5]	8,000,000	7,982,328
Magnetite XIII Ltd.,
Series 2024-42A, Class SUB
(Cayman Islands)
0.01%	01/25/38[1,5,6]	6,050,000	5,475,970
Magnetite XXI Ltd.,
Series 2019-21A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
5.90%	04/20/34[1,4,5]	8,000,000	7,961,600
MetroNet,
Series 2023-3, Class A
7.95%	04/20/53†,1,2,3	2,650,000	2,683,130
NCFA LLC-Loan Participation 1
2.75%	06/12/28†,2,3,4,5	6,719,508	6,719,508
NCFA LLC-Loan Participation 2
3.10%	12/19/27†,2,3	5,470,000	5,470,000
Nelnet Student Loan Trust,
Series 2006-2, Class B
(SOFR90A plus 0.46%)
5.02%	01/25/38[4]	2,083,625	1,879,102
Owl Rock CLO XV LLC,
Series 2024-15A, Class A
(CME Term SOFR 3-Month plus 2.30%)
6.59%	01/20/36[1,4]	4,650,000	4,681,657
Palmer Square CLO Ltd.,
Series 2024-3A, Class SUB
(Cayman Islands)
0.00%	07/20/37[1,5,6]	3,975,000	3,502,460
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
6.30%	01/20/34[1,4,5]	4,850,000	4,854,661
Progress Residential Trust,
Series 2021-SFR10, Class G
4.86%	12/17/40[1]	3,508,184	3,326,706
Progress Residential Trust,
Series 2021-SFR11, Class G
4.69%	01/17/39[1]	3,000,000	2,852,426

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Progress Residential Trust,
Series 2021-SFR2, Class G
4.25%	04/19/38[1]	$7,956,000	$7,917,244
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01%	10/17/38[1]	4,886,000	4,748,690
Progress Residential,
Series 2021-SFR3, Class F
3.44%	05/17/26[1]	3,700,000	3,621,368
Progress Residential,
Series 2021-SFR3, Class G
4.25%	05/17/26[1]	15,752,000	15,535,949
Rad CLO 22 Ltd.,
Series 2023-22A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.00%)
9.29%	01/20/37[1,4,5]	3,940,000	3,977,911
Rad CLO 7 Ltd.,
Series 2020-7A, Class B1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.90%)
6.20%	04/17/36[1,4,5]	7,280,000	7,260,875
Sabey Data Center Issuer LLC,
Series 2020-1, Class A2
3.81%	04/20/45[1]	2,155,909	2,152,690
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37†,2,3	7,868,309	7,263,924
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.01%	08/15/31[4]	260,147	231,802
SLM Student Loan EDC Repackaging Trust,
Series 2013-M1, Class M1R
0.00%	10/28/29[1]	6,250	1,386,486
SLM Student Loan Trust,
Series 2003-12, Class B
(SOFR90A plus 0.85%)
5.23%	12/15/68[4]	1,982,481	1,899,718
SLM Student Loan Trust,
Series 2003-4, Class A5D
(SOFR90A plus 1.01%)
5.39%	03/15/33[1,4]	923,673	908,286
SLM Student Loan Trust,
Series 2003-7, Class B
(SOFR90A plus 0.83%)
5.21%	09/15/39[4]	1,385,095	1,329,629
SLM Student Loan Trust,
Series 2004-10, Class B
(SOFR90A plus 0.63%)
5.19%	01/25/40[4]	4,928,230	4,699,596
SLM Student Loan Trust,
Series 2004-2, Class B
(SOFR90A plus 0.73%)
5.29%	07/25/39[4]	244,584	234,314

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 132

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2005-3, Class B
(SOFR90A plus 0.41%)
4.97%	04/25/40[4]	$1,649,202	$1,567,597
SLM Student Loan Trust,
Series 2006-8, Class B
(SOFR90A plus 0.49%)
5.05%	01/25/41[4]	1,730,791	1,644,957
SLM Student Loan Trust,
Series 2007-7, Class B
(SOFR90A plus 1.01%)
5.57%	10/27/70[4]	2,195,000	2,229,876
SLM Student Loan Trust,
Series 2007-8, Class B
(SOFR90A plus 1.26%)
5.82%	04/27/83[4]	2,729,889	2,654,196
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.02%	01/25/83[4]	1,000,000	1,058,182
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.02%	04/26/83[4]	710,000	738,797
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
6.47%	07/25/22[4]	358,172	359,070
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
6.67%	04/25/73[4]	710,000	760,531
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
6.67%	07/25/73[4]	7,315,000	7,863,125
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
5.92%	07/25/23[4]	3,028,803	3,026,071
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
6.67%	07/26/83[4]	710,000	729,056
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
6.67%	07/26/83[4]	820,000	847,682
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
5.40%	09/25/28[4]	397,801	393,396
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
5.15%	01/25/29[4]	630,816	619,458

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2012-7, Class B
(SOFR30A plus 1.91%)
6.25%	09/25/43[4]	$2,200,000	$2,200,200
SLM Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.71%)
5.05%	02/26/29[4]	540,681	528,916
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46[1]	1,185,055	1,204,517
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36[1]	907,041	927,937
TCI-Flatiron CLO Ltd.,
Series 2017-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.82%)
6.14%	11/18/30[1,4,5]	5,090,000	5,102,552
Textainer Marine Containers VII Ltd.,
Series 2020-3A, Class A
(Bermuda)
2.11%	09/20/45[1,5]	5,137,350	4,830,650
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.04%	01/20/32[1,4,5]	8,000,000	8,013,176
TIF Funding II LLC,
Series 2020-1A, Class A
2.09%	08/20/45[1]	2,317,150	2,173,776
TIF Funding II, LLC,
Series 2021-1A, Class B
2.54%	02/20/46[1]	2,630,042	2,368,347
Triton Container Finance VIII, LLC,
Series 2021-1A, Class B
2.58%	03/20/46[1]	2,022,900	1,830,619
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1A, Class A2
(United Kingdom)
6.17%	05/28/39[1,5]	5,350,000	7,024,317

Total Asset-Backed Securities
(Cost $371,220,706)			332,236,764

BANK LOANS — 3.46%*

Automotive — 0.02%
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
9.55%	03/30/27[4]	499,166	465,006

Communications — 0.26%
Altice Financing SA,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 5.00%)
9.30%	10/31/27[4,5]	376,575	309,733

See accompanying Notes to Financial Statements.

133 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Communications (continued)
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	12/17/27[4]	$1,450,882	$1,453,500
CSC Holdings LLC,
Term Loan B5, 1st Lien
(SOFR plus 1.50%)
8.09%	04/15/27[4]	892,104	840,648
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.01%)
9.32%	08/19/26[4,7]	1,354,391	1,263,647
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
9.80%	08/15/28[4]	228,480	205,375
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
9.58%	04/22/25[4]	212,551	213,056
Virgin Media Bristol LLC,
Term Loan Y3, 1st Lien
(SOFR plus 3.18%)
7.64%	03/31/31[4]	1,335,159	1,287,447
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.44%	03/09/27[4]	563,487	525,857
(SOFR plus 4.25%)
8.57%	03/09/27[4]	1,026,509	966,273

			7,065,536

Consumer Discretionary — 0.11%
ADMI Corp.,
Term Loan B2, 1st Lien
(SOFR plus 3.49%)
7.81%	12/23/27[4]	554,271	549,283
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	07/31/28[4]	416,503	413,202
Celsius Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57%	03/21/32[4]	400,334	401,585
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.07%	11/08/30[4]	92,264	92,286
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.40%	01/24/30[4]	1,110,195	269,683

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Consumer Discretionary (continued)
Opal U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.57%	03/01/32[4]	$1,364,659	$1,357,836

			3,083,875

Electric — 0.17%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.07%	09/30/31[4]	978,774	980,306
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 1.75%)
6.07%	01/31/31[4]	288,953	288,200
Cornerstone Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57%	10/28/31[4]	329,147	329,558
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	08/01/30[4]	310,794	311,071
EFS Cogen Holdings I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.80%	10/03/31[4]	638,108	638,210
Hunterstown Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.80%	11/06/31[4]	382,465	384,378
Potomac Energy Center LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	03/14/32[4]	412,729	411,181
Term Loan, 1st Lien
(SOFR plus 6.26%)
10.58%	11/12/26[4]	413,827	413,827
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55%	08/29/31[4]	418,835	418,835
Term Loan C, 1st Lien
(SOFR plus 3.25%)
7.56%	08/29/31[4]	26,774	26,774
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.07%	12/20/30[4]	527,544	526,533

			4,728,873

Entertainment — 0.04%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07%	08/13/31[4]	1,019,668	1,025,618

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 134

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Finance — 0.21%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 1.75%)
6.07%	06/24/30[4]	$2,009,539	$2,009,961
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.05%	04/09/27[4]	1,122,319	1,067,724
GIH Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.81%	11/26/31[4]	369,011	368,550
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.31%	12/15/31[4]	833,550	824,694
Jefferies Finance LLC,
Term Loan, 1st Lien
(SOFR plus 3.00%)
7.32%	10/21/31[4]	299,514	299,076
Summit Acquisition, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07%	10/10/31[4]	794,456	795,449
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(SOFR plus 2.11%)
6.43%	04/30/28[4]	472,296	458,226

			5,823,680

Food — 0.10%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.19%	10/01/25[4]	889,872	875,024
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
8.44%	06/12/28[4]	878,029	859,094
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.07%	04/25/31[4]	1,005,250	1,019,701

			2,753,819

Gaming — 0.01%
Fertitta Entertainment LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.82%	01/27/29[4]	234,849	231,573

Health Care — 0.26%
ADMI Corp.,
Term Loan B1, 1st Lien
(SOFR plus 5.75%)
10.07%	12/23/27[4]	282,636	284,225

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
7.67%	05/10/27[4,5]	$306,019	$305,327
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
6.46%	11/15/27[4]	865,473	858,281
IQVIA, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.75%)
6.05%	01/02/31[4]	496,398	497,522
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
4.30%	07/01/31[4]	2,610,156	1,953,258
Term Loan, 1st Lien
(SOFR plus 8.50%)
12.79%	01/07/26[4]	688,354	588,543
Napa Management Services Corp.,
Term Loan B, 1st Lien
(SOFR plus 5.25%)
9.67%	02/23/29[4]	1,230,264	1,138,431
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 5.35%)
9.66%	05/14/29[4]	320,842	323,248
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.19%	03/31/27[4]	1,102,432	906,580
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	09/27/30[4]	405,592	388,354

			7,243,769

Health Care REITs — 0.22%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.16%	07/17/28[4]	2,895,589	2,846,740
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.26%	02/22/27[4]	824,832	810,397
5.26%	08/20/27[4]	824,832	810,398
Term Loan, 1st Lien
(SOFR plus 0.95%)
5.32%	03/01/29[4]	1,664,689	1,633,476

			6,101,011

See accompanying Notes to Financial Statements.

135 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Industrials — 0.58%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.80%	02/15/31[4]	$679,959	$646,620
Balcan Innovations, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.75%)
9.04%	10/10/31[4,5]	539,055	538,381
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
6.19%	07/01/29[4]	1,139,771	1,140,814
Convergint Technologies,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.19%	03/31/28[4,8]	594,140	592,159
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
8.81%	04/15/28[4]	3,368,750	2,510,881
Oregon Tool Lux LP,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 5.35%)
9.67%	10/15/29[4,5]	118,407	120,242
Term Loan, 2nd Lien (Luxembourg)
(SOFR plus 4.00%)
8.32%	10/15/29[4,5]	2,725,848	2,027,350
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.19%	08/03/26[4]	4,275,149	4,049,165
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.61%)
7.94%	08/03/26[4,5]	1,658,940	1,571,248
TCP Sunbelt Acquisition Co.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.57%	10/24/31[4]	284,288	283,932
Technimark Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.57%	04/14/31[4]	1,054,955	1,050,999
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.05%	08/24/28[4]	827,694	828,385
WEC U.S. Holdings Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.57%	01/27/31[4]	625,105	620,145

			15,980,321

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology — 0.76%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
7.67%	12/06/27[4]	$579,184	$567,783
Barracuda Parent LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.79%	08/15/29[4]	976,984	850,465
BMC Software (Boxer/Bladelogic),
Term Loan, 2nd Lien
(SOFR plus 5.75%)
10.04%	07/03/32[4]	529,937	512,714
Cast & Crew Payroll LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07%	12/29/28[4]	310,242	299,621
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.30%	01/29/27[4]	444,928	276,307
Cotiviti, Inc.,
Term Loan, 1st Lien
(SOFR plus 1.75%)
7.08%	03/29/32[4]	445,152	435,692
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.31%	12/12/29[4]	1,037,832	1,041,293
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.09%	08/14/25[4]	4,509,572	4,402,876
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.40%	10/01/27[4]	2,169,373	2,040,599
Getty Images, Inc.,
Term Loan B1, 1st Lien
11.25%	02/21/30[4]	1,034,172	1,030,294
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	02/06/31[4]	929,401	929,015
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.57%	12/31/31[4]	1,065,702	981,927
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
8.57%	05/03/28[4]	167,229	159,286
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.17%	02/01/28[4]	1,119,327	998,736

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 136

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Renaissance Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.32%	04/05/30[4]	$777,922	$764,799
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.56%	03/04/28[4]	2,138,383	1,816,300
Starlight Parent LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
8.32%	03/12/32[4]	771,189	749,985
TripAdvisor, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.05%	07/08/31[4]	630,594	622,277
X Corp.,
Term Loan B1, 1st Lien
(SOFR plus 6.65%)
10.95%	10/26/29[4]	1,009,671	1,004,623
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.22% - 8.32%	11/17/29[4]	1,527,027	1,460,219

			20,944,811

Insurance — 0.15%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.07%	02/15/27[4]	1,779,014	1,776,479
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.42%	08/19/28[4]	975,000	966,400
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
9.69%	01/20/29[4]	300,000	278,953
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
7.69%	12/23/26[4]	992,687	991,873

			4,013,705

Materials — 0.10%
Amer Rock Salt Co. LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
11.44%	06/12/28[4,9]	452,949	457,478
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.00%)
7.32%	08/18/28[4]	1,049,832	1,048,520

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Materials (continued)
Schweitzer-Mauduit International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.19%	04/20/28[4]	$1,134,910	$1,129,235

			2,635,233

Residential REITs — 0.13%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 0.95%)
5.27%	09/09/28[4]	3,604,245	3,550,181

Retail — 0.11%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.07%	09/20/30[4,5]	1,002,344	994,561
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.93%	03/31/28[4]	850,876	846,269
Dave & Buster’s, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.56%	11/01/31[4]	863,073	756,811
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.18%	03/15/28[4]	453,464	455,051

			3,052,692

Services — 0.21%
Albion Financing 3 SARL,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.32%	08/16/29[4]	136,292	136,590
Amspec Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.55%	12/22/31[4,10]	251,336	251,494
ASP Dream Acquisition Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.67%	12/15/28[4]	1,005,443	975,279
Belron Finance U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.05%	10/16/31[4]	470,882	470,663
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.66%	03/06/28[4]	735,453	311,343
(SOFR plus 4.51%)
8.82%	03/06/28[4]	355,360	158,432

See accompanying Notes to Financial Statements.

137 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Services (continued)
City Football Group Ltd.,
Term Loan B1, 1st Lien (United Kingdom)
(SOFR plus 3.61%)
7.94%	07/21/30[4,5]	$483,208	$478,176
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.05%	07/06/29[4]	276,662	276,574
Kelso Industries LLC,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 5.75%)
10.07%	12/30/29[4,11]	33,733	33,607
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.07%	12/26/29[4]	525,429	523,458
MajorDrive Holdings IV LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.30%	06/01/28[4]	1,156,579	1,052,643
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.82%	11/14/30[4]	395,727	394,985
Sabre GLBL, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.42%	06/30/28[4]	294,105	284,730
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.42%	11/02/27[4]	301,413	284,586

			5,632,560

Transportation — 0.02%
Third Coast Infrastructure LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.57%	09/25/30[4]	663,766	659,202

Total Bank Loans
(Cost $100,310,526)			94,991,465

CORPORATES — 17.48%*

Banking — 2.99%
Bank of America Corp.
(MTN)
1.32%	06/19/26[6]	4,222,000	4,191,967
1.92%	10/24/31[6]	7,570,000	6,477,677
2.09%	06/14/29[6]	7,044,000	6,514,039
(CME Term SOFR 3-Month plus 0.91%)
5.23%	12/01/26[4]	4,400,000	4,401,672
Bank of America Corp.,
Series N
1.66%	03/11/27[6]	8,934,000	8,691,702
Bank of America Corp.,
Series RR, NVS
4.38%[6,12]		2,340,000	2,286,113

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Banking (continued)
HSBC Holdings PLC
(United Kingdom)
2.10%	06/04/26[5,6]	$2,480,000	$2,468,116
4.76%	06/09/28[5,6]	960,000	959,585
JPMorgan Chase & Co.
1.58%	04/22/27[6]	10,250,000	9,939,802
2.07%	06/01/29[6]	4,005,000	3,710,860
2.08%	04/22/26[6]	3,505,000	3,499,396
JPMorgan Chase & Co.,
NVS
1.05%	11/19/26[6]	805,000	787,502
PNC Financial Services Group, Inc. (The)
6.88%	10/20/34[6]	1,585,000	1,753,283
PNC Financial Services Group, Inc. (The),
Series T, NVS
3.40%[6,12]		1,980,000	1,888,264
Santander UK Group Holdings PLC
(United Kingdom)
1.67%	06/14/27[5,6]	1,630,000	1,570,631
U.S. Bancorp
4.84%	02/01/34[6]	2,020,000	1,962,245
5.68%	01/23/35[6]	100,000	102,327
Wells Fargo & Co.
(MTN)
2.57%	02/11/31[6]	1,406,000	1,268,299
5.57%	07/25/29[6]	18,960,000	19,476,464

			81,949,944

Communications — 1.04%
Altice Financing SA
(Luxembourg)
5.75%	08/15/29[1,5]	990,000	726,590
9.63%	07/15/27[1,5]	1,025,000	876,437
Altice France SA
(France)
8.13%	02/01/27[1,5]	825,000	742,941
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80%	03/01/50	3,350,000	2,527,432
5.38%	05/01/47	765,000	633,248
5.75%	04/01/48	2,347,000	2,028,742
6.65%	02/01/34	800,000	829,824
Consolidated Communications, Inc.
6.50%	10/01/28[1]	1,100,000	1,066,020
CSC Holdings LLC
4.63%	12/01/30[1]	500,000	248,386
6.50%	02/01/29[1]	3,093,000	2,573,126
7.50%	04/01/28[1]	537,000	385,923
11.25%	05/15/28[1]	1,403,000	1,368,149
11.75%	01/31/29[1]	726,000	704,414
EchoStar Corp.
10.75%	11/30/29	1,235,000	1,299,091
Frontier Communications Holdings LLC
5.88%	10/15/27[1]	385,000	385,286
8.63%	03/15/31[1]	854,000	910,450

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 138

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Communications (continued)
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38%	10/07/30[5]	$4,505,000	$4,560,847
Sirius XM Radio LLC
3.88%	09/01/31[1]	1,000,000	858,190
Time Warner Cable LLC
4.50%	09/15/42	775,000	590,407
5.50%	09/01/41	4,443,000	3,852,988
5.88%	11/15/40	1,180,000	1,082,950
Vmed O2 UK Financing I PLC
(United Kingdom)
7.75%	04/15/32[1,5]	295,000	296,764

			28,548,205

Consumer Discretionary — 1.02%
Altria Group, Inc.
4.88%	02/04/28	2,195,000	2,210,346
Anheuser-Busch InBev SA
(EMTN)
(Belgium)
3.95%	03/22/44[5]	2,395,000	2,486,959
Bacardi Ltd.
(Bermuda)
5.15%	05/15/38[1,5]	1,500,000	1,385,057
Becle, SAB de CV
(Mexico)
2.50%	10/14/31[1,5]	4,450,000	3,602,450
Davide Campari-Milano NV
(Netherlands)
2.38%	01/17/29[5]	1,000,000	1,023,496
Hyatt Hotels Corp.
5.05%	03/30/28	3,700,000	3,718,460
RAC Bond Co. PLC
(EMTN)
(United Kingdom)
8.25%	11/06/28[5]	500,000	694,532
Spectrum Brands, Inc.
3.88%	03/15/31[1]	1,179,000	1,008,229
WarnerMedia Holdings, Inc.
4.28%	03/15/32	1,932,000	1,702,936
5.05%	03/15/42	6,713,000	5,371,071
5.14%	03/15/52	6,542,000	4,771,850

			27,975,386

Diversified REITs — 0.69%
American Assets Trust LP
3.38%	02/01/31	4,005,000	3,527,783
American Tower Corp.
2.70%	04/15/31	30,000	26,551
2.90%	01/15/30	5,440,000	5,004,954
Digital Dutch Finco BV
(Netherlands)
1.00%	01/15/32[5]	1,930,000	1,723,126
GLP Capital LP/GLP Financing II, Inc.
5.75%	06/01/28	6,241,000	6,353,469

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.
3.88%	02/15/29[1]	$865,000	$827,562
4.13%	08/15/30[1]	113,000	106,430
4.63%	06/15/25[1]	250,000	250,017
WP Carey, Inc.
4.25%	07/23/32	950,000	1,040,478

			18,860,370

Electric — 1.03%
Alliant Energy Finance, LLC
3.60%	03/01/32[1]	8,130,000	7,358,225
Alpha Generation LLC
6.75%	10/15/32[1]	620,000	621,018
Amprion GmbH
(EMTN)
(Georgia)
4.00%	05/21/44[5]	700,000	719,048
Comision Federal de Electricidad,
Series REGS
(Mexico)
3.35%	02/09/31[5]	650,000	554,496
Duke Energy Progress LLC
5.05%	03/15/35	2,735,000	2,721,472
E.ON SE
(EMTN)
(Georgia)
3.88%	09/05/38[5]	800,000	840,089
Elia Group SA
(Belgium)
3.88%	06/11/31[5]	600,000	654,431
Eurogrid GmbH
(EMTN)
(Georgia)
1.11%	05/15/32[5]	1,200,000	1,099,105
FirstEnergy Transmission LLC
2.87%	09/15/28[1]	3,153,000	2,969,125
Florida Power & Light Co.
5.30%	06/15/34	2,710,000	2,774,210
MVM Energetika Zrt
(Hungary)
6.50%	03/13/31[5]	1,053,000	1,081,419
National Grid Electricity Transmission PLC
(EMTN)
(United Kingdom)
0.82%	07/07/32[5]	1,970,000	1,765,399
Southern Co. (The),
Series 2025
6.38%	03/15/55[6]	905,000	930,206
Southwestern Electric Power Co.,
Series M
4.10%	09/15/28	2,190,000	2,154,255
TenneT Holding BV
(EMTN)
(Netherlands)
2.75%	05/17/42[5]	830,000	794,656

See accompanying Notes to Financial Statements.

139 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Electric (continued)
4.75%	10/28/42[5]	$1,155,000	$1,327,359

			28,364,513

Energy — 0.99%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26	95,000	94,360
9.38%	06/01/28[1]	715,000	708,897
Ecopetrol SA
(Colombia)
8.88%	01/13/33[5]	780,000	806,033
Energy Transfer LP,
Series B, NVS
6.63%[6,12]		2,751,000	2,728,019
Energy Transfer Operating LP
5.30%	04/15/47	1,000,000	887,194
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16%	03/31/34[1,5]	1,290,013	1,135,837
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50%	04/14/33[5]	1,586,000	1,342,798
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38%	04/24/30[5]	2,424,000	2,398,687
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25%	04/05/30[5]	2,075,000	2,322,707
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%	02/15/32[1]	1,080,000	1,083,996
Pertamina Persero PT
(Indonesia)
3.10%	08/27/30[1,5]	4,079,000	3,688,318
Petroleos Mexicanos
(Mexico)
6.35%	02/12/48[5]	652,000	434,871
6.75%	09/21/47[5]	658,000	451,229
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38%	09/26/27[5]	650,000	629,816
Southern Co. Gas Capital Corp.
3.88%	11/15/25	2,410,000	2,400,811
TransMontaigne Partners LLC
8.50%	06/15/30[1]	1,290,000	1,301,898
USA Compression Partners LP/USA Compression Finance Corp.
7.13%	03/15/29[1]	1,290,000	1,314,552
Venture Global LNG, Inc.
7.00%	01/15/30[1]	1,802,000	1,777,919
9.88%	02/01/32[1]	1,057,000	1,123,467

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Energy (continued)
Venture Global LNG, Inc.
NVS
9.00%[1,6,12]		$560,000	$530,427

			27,161,836

Finance — 2.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00%	10/29/28[5]	10,100,000	9,486,841
American Express Co.,
NVS
3.55%[6,12]		2,350,000	2,277,352
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[1,5]	5,278,000	4,943,871
BlackRock, Inc.
3.75%	07/18/35	820,000	887,603
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
(EMTN)
(Luxembourg)
4.75%	03/27/34[5]	1,155,000	1,287,176
Charles Schwab Corp. (The)
Series K, NVS
5.00%[6,12]		2,020,000	2,000,100
Citigroup, Inc.
2.98%	11/05/30[6]	2,380,000	2,192,710
3.98%	03/20/30[6]	3,600,000	3,489,672
EZCORP, Inc.
7.38%	04/01/32[1]	2,285,000	2,322,704
GGAM Finance Ltd.
(Cayman Islands)
8.00%	06/15/28[1,5]	1,582,000	1,664,185
Goldman Sachs Group, Inc. (The)
1.95%	10/21/27[6]	4,295,000	4,120,910
Goldman Sachs Group, Inc. (The),
Series VAR
1.09%	12/09/26[6]	16,885,000	16,480,552
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	1,698,000	1,611,523
9.75%	01/15/29	2,465,000	2,454,571
10.00%	11/15/29[1]	235,000	233,597
Jane Street Group/JSG Finance, Inc.
6.13%	11/01/32[1]	1,865,000	1,839,696
Morgan Stanley
(GMTN)
3.77%	01/24/29[6]	2,160,000	2,112,958
Saks Global Enterprises LLC
11.00%	12/15/29[1]	895,000	726,142
Volkswagen Financial Services AG
(Georgia)
3.88%	11/19/31[5]	3,100,000	3,323,722

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 140

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Finance (continued)
Volkswagen International Finance NV
(Netherlands)
7.88%[5,6,12]		$1,200,000	$1,445,985

			64,901,870

Food — 0.87%
ELO SACA
(EMTN)
(France)
6.00%	03/22/29[5]	1,700,000	1,670,617
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl
(Luxembourg)
3.00%	05/15/32[5]	2,940,000	2,533,052
3.75%	12/01/31[5]	781,000	715,387
6.75%	03/15/34[5]	2,419,000	2,615,551
Mars, Inc.
4.80%	03/01/30[1]	6,295,000	6,335,347
Mondelez International Holdings Netherlands BV,
Series REGS
(Netherlands)
0.88%	10/01/31[5]	1,315,000	1,220,460
Mondelez International, Inc.
2.38%	03/06/35	195,000	187,171
Pilgrim’s Pride Corp.
3.50%	03/01/32	382,000	336,747
4.25%	04/15/31	1,035,000	974,557
6.25%	07/01/33	3,200,000	3,321,038
Smithfield Foods, Inc.
2.63%	09/13/31[1]	4,690,000	3,996,351

			23,906,278

Gaming — 0.02%
Flutter Treasury DAC,
(Ireland)
5.00%	04/29/29[1,5]	500,000	554,008

Health Care — 1.88%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[1,5]	3,981,000	3,982,779
American Medical Systems Europe BV
(Netherlands)
3.00%	03/08/31[5]	2,850,000	3,025,845
Bausch + Lomb Corp.
(Canada)
8.38%	10/01/28[1,5]	485,000	502,775
Bayer U.S. Finance II LLC
4.38%	12/15/28[1]	3,059,000	2,982,344
4.40%	07/15/44[1]	1,493,000	1,139,950
4.63%	06/25/38[1]	2,775,000	2,396,161
4.88%	06/25/48[1]	3,203,000	2,569,113
5.50%	08/15/25[1]	2,000,000	2,004,072
Bayer U.S. Finance LLC
6.88%	11/21/53[1]	1,598,000	1,653,083

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
Cerba Healthcare SACA,
Series REGS
(France)
3.50%	05/31/28[5]	$1,070,000	$930,478
CVS Health Corp.
4.78%	03/25/38	525,000	472,513
5.05%	03/25/48	2,025,000	1,729,365
5.88%	06/01/53	1,411,000	1,333,144
6.75%	12/10/54[6]	2,300,000	2,301,319
Elevance Health, Inc.
5.20%	02/15/35	4,080,000	4,091,297
Grifols SA,
Series REGS
(Spain)
3.88%	10/15/28[5]	2,280,000	2,269,056
7.50%	05/01/30[5]	300,000	338,991
HAH Group Holding Co. LLC
9.75%	10/01/31[1]	1,340,000	1,289,948
Humana, Inc.
5.55%	05/01/35	2,195,000	2,171,909
Johnson & Johnson
3.05%	02/26/33	2,270,000	2,423,977
Kedrion SpA
(Italy)
6.50%	09/01/29[1,5]	1,135,000	1,079,944
Medline Borrower LP
5.25%	10/01/29[1]	360,000	345,664
Medtronic Global Holdings SCA
(Luxembourg)
3.38%	10/15/34[5]	1,450,000	1,537,866
ModivCare, Inc.
5.00%	10/01/29[1,13]	5,252,000	2,153,320
Prime Healthcare Services, Inc.
9.38%	09/01/29[1]	1,480,000	1,404,812
Sartorius Finance BV
(Netherlands)
4.50%	09/14/32[5]	200,000	225,661
Sotera Health Holdings LLC
7.38%	06/01/31[1]	1,255,000	1,278,426
UnitedHealth Group, Inc.
5.15%	07/15/34	2,030,000	2,043,895
Universal Health Services, Inc.
1.65%	09/01/26	1,500,000	1,436,160
2.65%	01/15/32	590,000	493,749

			51,607,616

Health Care REITs — 0.16%
Healthcare Realty Holdings LP
3.50%	08/01/26	2,257,000	2,219,513
3.63%	01/15/28	625,000	603,771
3.88%	05/01/25	1,695,000	1,693,736

			4,517,020

Industrial REITs — 0.21%
Americold Realty Operating Partnership LP
5.60%	05/15/32	4,070,000	4,090,354

See accompanying Notes to Financial Statements.

141 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Industrial REITs (continued)
LXP Industrial Trust
2.70%	09/15/30	$2,000,000	$1,762,259

			5,852,613

Industrials — 1.19%
Amcor Flexibles North America, Inc.
4.80%	03/17/28[1]	6,750,000	6,790,944
Amcor Group Finance PLC
(United Kingdom)
5.45%	05/23/29[5]	2,525,000	2,581,660
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13%	08/15/26[1,5]	867,000	798,989
5.25%	08/15/27[1,5]	4,002,000	1,842,357
Artera Services LLC
8.50%	02/15/31[1]	609,000	569,662
Berry Global, Inc.
1.65%	01/15/27	105,000	99,666
4.88%	07/15/26[1]	556,000	555,763
5.65%	01/15/34	2,300,000	2,330,263
Boeing Co. (The)
5.81%	05/01/50	1,270,000	1,209,338
6.53%	05/01/34	1,705,000	1,827,040
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.06%	08/15/36[4]	10,370,000	9,741,448
Heathrow Funding Ltd.
(EMTN)
(United Kingdom)
1.13%	10/08/30[5]	1,715,000	1,639,865
Oregon Tool Lux LP
(Luxembourg)
7.88%	10/15/29[1,5]	2,242,299	1,345,344
TK Elevator U.S. Newco, Inc.
5.25%	07/15/27[1]	1,345,000	1,322,802

			32,655,141

Information Technology — 0.92%
Dell International LLC/EMC Corp.
4.75%	04/01/28	4,110,000	4,129,713
Foundry JV Holdco LLC
5.50%	01/25/31[1]	825,000	838,405
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%	05/01/29[1]	1,159,000	1,154,313
Intel Corp.
2.00%	08/12/31	2,300,000	1,924,756
3.05%	08/12/51	826,000	486,225
Open Text Corp.
(Canada)
6.90%	12/01/27[1,5]	5,545,000	5,741,847
Oracle Corp.
4.80%	08/03/28	4,060,000	4,094,631
Uber Technologies, Inc.
4.30%	01/15/30	5,300,000	5,213,037

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Information Technology (continued)
Xerox Corp.
10.25%	10/15/30[1]	$1,659,000	$1,643,546

			25,226,473

Insurance — 0.34%
Athene Global Funding
2.72%	01/07/29[1]	1,535,000	1,419,275
3.21%	03/08/27[1]	2,225,000	2,146,705
Farmers Exchange Capital
7.20%	07/15/48[1]	150,000	157,065
Farmers Exchange Capital II
6.15%	11/01/53[1,6]	2,500,000	2,407,693
Farmers Insurance Exchange
4.75%	11/01/57[1,6]	3,800,000	3,099,322

			9,230,060

Materials — 0.42%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13%	02/02/33[5]	3,232,000	3,120,760
International Flavors & Fragrances, Inc.
2.30%	11/01/30[1]	7,835,000	6,779,729
3.27%	11/15/40[1]	130,000	94,737
3.47%	12/01/50[1]	605,000	398,571
4.38%	06/01/47	150,000	117,714
Novelis Corp.
3.25%	11/15/26[1]	1,095,000	1,060,950

			11,572,461

Office REITs — 0.15%
Hudson Pacific Properties LP
3.25%	01/15/30	1,220,000	844,675
3.95%	11/01/27	2,947,000	2,606,413
4.65%	04/01/29	85,000	64,662
5.95%	02/15/28	805,000	698,955

			4,214,705

Residential REITs — 0.09%
American Homes 4 Rent LP
4.30%	04/15/52	3,234,000	2,525,901

Retail — 0.29%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%	04/01/26[1]	1,200,000	1,189,355
5.88%	04/01/29[1]	3,499,000	3,171,281
Michaels Cos., Inc. (The)
5.25%	05/01/28[1]	1,798,000	1,243,514
7.88%	05/01/29[1]	1,400,000	761,710
Papa John’s International, Inc.
3.88%	09/15/29[1]	1,565,000	1,467,994

			7,833,854

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 142

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Services — 0.53%
AA Bond Co. Ltd.,
(EMTN)
(United Kingdom)
8.45%	01/31/28[5]	$775,000	$1,059,835
GFL Environmental, Inc.
(Canada)
6.75%	01/15/31[1,5]	1,310,000	1,351,435
OT Midco, Inc.
10.00%	02/15/30[1]	825,000	713,212
Raven Acquisition Holdings LLC
6.88%	11/15/31[1]	1,794,000	1,747,802
Rollins, Inc.
5.25%	02/24/35[1]	4,095,000	4,079,694
Sabre GLBL, Inc.
10.75%	11/15/29[1]	355,000	358,280
Waste Pro USA, Inc.
7.00%	02/01/33[1]	2,245,000	2,262,498
Worldline SA
(France)
0.00%	07/30/26[5,14]	28,200	2,972,341

			14,545,097

Specialized REITs — 0.15%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00%	05/04/28[5]	1,120,000	1,123,624
China SCE Group Holdings Ltd.
(Cayman Islands)
7.00%	05/02/25[2,3,5,15,16]	1,070,000	52,337
LEG Immobilien SE
(EMTN)
(Georgia)
0.88%	03/30/33[5]	400,000	338,964
1.50%	01/17/34[5]	100,000	86,547
Realty Income Corp.
4.88%	07/06/30	710,000	810,549
5.13%	07/06/34	1,505,000	1,749,308
Times China Holdings Ltd.
(Cayman Islands)
6.75%	07/08/25[2,3,5,15,16]	1,040,000	39,649
Zhenro Properties Group Ltd.
(Cayman Islands)
6.63%	01/07/26[2,3,5,15,16]	1,810,000	11,532

			4,212,510

Transportation — 0.06%
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60%	09/22/27	1,626,771	1,569,984

Water — 0.08%
Holding d’Infrastructures des Metiers de l’Environnement
(France)
4.88%	10/24/29[5]	745,000	819,970

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Water (continued)
Suez SACA
(EMTN)
(France)
2.88%	05/24/34[5]	$1,300,000	$1,290,224

			2,110,194

Total Corporates (Cost $495,216,361)			479,896,039

FOREIGN GOVERNMENT OBLIGATIONS — 1.73%

Foreign Government Obligations — 1.73%
Brazilian Government International Bond
(Brazil)
6.00%	10/20/33[5]	1,230,000	1,199,610
6.13%	01/22/32[5]	1,500,000	1,509,324
6.13%	03/15/34[5]	1,310,000	1,278,194
6.63%	03/15/35[5]	2,500,000	2,490,906
Colombia Government International Bond
(Colombia)
3.13%	04/15/31[5]	2,027,000	1,648,023
7.75%	11/07/36[5]	1,360,000	1,331,146
8.00%	04/20/33[5]	200,000	206,602
Costa Rica Government International Bond,
Series REGS
(Costa Rica)
6.55%	04/03/34[5]	2,150,000	2,213,477
Finance Department Government of Sharjah
(United Arab Emirates)
6.50%	11/23/32[1,5]	1,629,000	1,694,139
Guatemala Government Bond,
Series REGS
(Guatemala)
5.25%	08/10/29[5]	3,050,000	3,002,244
6.60%	06/13/36[5]	1,300,000	1,312,786
Hungary Government International Bond
(Hungary)
2.13%	09/22/31[1,5]	3,147,000	2,560,525
Indonesia Government International Bond
(Indonesia)
4.75%	09/10/34[5]	1,100,000	1,062,391
Israel Government International Bond,
Series 5Y
(Iceland)
5.38%	02/19/30[5]	1,800,000	1,813,687
Mexico Government International Bond
(Mexico)
2.66%	05/24/31[5]	2,472,000	2,088,215
4.88%	05/19/33[5]	2,259,000	2,086,779
6.35%	02/09/35[5]	3,850,000	3,867,840
Panama Government International Bond
(Panama)
2.25%	09/29/32[5]	3,706,000	2,702,133
6.40%	02/14/35[5]	460,000	433,472

See accompanying Notes to Financial Statements.

143 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Foreign Government Obligations (continued)
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95%	04/28/31[5]	$2,185,000	$2,124,892
Peruvian Government International Bond
(Peru)
3.00%	01/15/34[5]	2,000,000	1,658,674
Republic of South Africa Government International Bond
(South Africa)
4.30%	10/12/28[5]	827,000	780,532
4.85%	09/30/29[5]	1,283,000	1,210,059
5.88%	06/22/30[5]	875,000	850,877
5.88%	04/20/32[5]	1,064,000	1,013,401
Romanian Government International Bond
(Romania)
6.63%	02/17/28[1,5]	450,000	462,528
Romanian Government International Bond,
Series REGS
(Romania)
3.00%	02/14/31[5]	3,440,000	2,879,429
3.63%	03/27/32[5]	960,000	804,367
Uruguay Government International Bond
(Uruguay)
5.44%	02/14/37[5]	1,200,000	1,215,476

Total Foreign Government Obligations
(Cost $48,962,341)			47,501,728

MORTGAGE-BACKED — 59.57%**

Non-Agency Commercial Mortgage-Backed — 10.35%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28%	08/10/35[1]	7,801,704	7,760,972
245 Park Avenue Trust,
Series 2017-245P, Class A
3.51%	06/05/37[1]	5,000,000	4,828,400
245 Park Avenue Trust,
Series 2017-245P, Class E
3.66%	06/05/37[1,6]	5,800,000	5,363,342
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E
(CME Term SOFR 1-Month plus 2.42%)
6.74%	09/15/34[1,4]	2,744,000	2,646,473
A10 Bridge Asset Financing,
Series 2021-D, Class A1FL
(SOFR30A plus 1.45%)
5.80%	10/01/38[1,4]	76,923	76,871
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09%	08/10/38[1,6]	7,845,000	7,605,123
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.47%	01/15/32[1,6]	98,610,000	637,578
BGME Trust,
Series 2021-VR, Class B
2.99%	01/10/43[1,6]	3,300,000	2,685,785

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
Blackstone Industrial Portfolio - Proj Foxtrot
2.23%	04/09/25†,2,3,4	$2,346,808	$2,317,003
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class D
3.55%	03/11/44[1,6]	5,000,000	4,488,435
BX Commercial Mortgage Trust,
Series 2021-XL2, Class J
(CME Term SOFR 1-Month plus 4.00%)
8.32%	10/15/38[1,4]	7,980,000	7,787,506
BX Trust,
Series 2019-OC11, Class A
3.20%	12/09/41[1]	7,060,000	6,526,500
BX Trust,
Series 2021-ARIA, Class G
(CME Term SOFR 1-Month plus 3.26%)
7.58%	10/15/36[1,4]	3,000,000	2,938,046
BX Trust,
Series 2021-LBA, Class EJV
(CME Term SOFR 1-Month plus 2.11%)
6.43%	02/15/36[1,4]	1,500,000	1,480,260
BX Trust,
Series 2023-LIFE, Class C
5.88%	02/15/28[1]	2,862,000	2,776,639
BX Trust,
Series 2024-PAT, Class A
(CME Term SOFR 1-Month plus 2.09%)
6.41%	03/15/41[1,4]	5,236,000	5,239,141
BX Trust,
Series 2025-VLT6, Class E
(CME Term SOFR 1-Month plus 3.19%)
7.51%	03/15/42[1,4]	5,405,000	5,369,327
BXHPP Trust,
Series 2021-FILM, Class E
(CME Term SOFR 1-Month plus 2.11%)
6.43%	08/15/36[1,4]	5,367,000	4,758,533
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class F
(CME Term SOFR 1-Month plus 2.85%)
7.17%	12/15/37[1,4]	9,700,000	9,692,963
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class G
(CME Term SOFR 1-Month plus 3.55%)
7.87%	12/15/37[1,4]	8,503,000	8,492,274
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.33%	08/10/49[6]	56,626,315	486,805
CHI Commercial Mortgage Trust,
Series 2025-SFT, Class D
7.57%	04/15/42[1,6]	7,232,000	7,302,899
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
0.85%	10/15/45[6]	8,525,699	123,170
CRSNT Trust,
Series 2021-MOON, Class C
(CME Term SOFR 1-Month plus 1.66%)
5.98%	04/15/36[1,4]	3,000,000	2,946,242

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 144

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.54%	06/15/52[6]	$88,395,224	$4,590,046
CSMC,
Series 2021-BPNY, Class A
(CME Term SOFR 1-Month plus 3.83%)
8.15%	08/15/26[1,4]	12,253,472	11,376,101
DOLP Trust,
Series 2021-NYC, Class D
3.70%	05/10/41[1,6]	4,740,000	4,002,080
DROP Mortgage Trust,
Series 2021-FILE, Class D
(CME Term SOFR 1-Month plus 2.86%)
7.18%	10/15/43[1,4]	3,145,000	2,687,988
FREMF Mortgage Trust,
Series 2019-KF71, Class B
(SOFR30A plus 2.41%)
6.77%	10/25/29[1,4]	682,313	638,193
FREMF Mortgage Trust,
Series 2020-KF75, Class B
(SOFR30A plus 2.36%)
6.72%	12/25/29[1,4]	1,326,632	1,234,377
FREMF Mortgage Trust,
Series 2020-KF78, Class C
(SOFR30A plus 7.98%)
12.34%	03/25/30[1,4]	3,876,628	3,849,344
FREMF Mortgage Trust,
Series 2020-KF88, Class C
(SOFR30A plus 9.11%)
13.47%	09/25/30[1,4]	3,249,717	3,290,988
Grace Trust,
Series 2020-GRCE, Class A
2.35%	12/10/40[1]	8,000,000	6,896,652
Grace Trust,
Series 2020-GRCE, Class D
2.68%	12/10/40[1,6]	2,950,000	2,485,727
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class B
(CME Term SOFR 1-Month plus 2.79%)
7.11%	03/15/28[1,4]	5,160,000	5,172,170
GSCG Trust,
Series 2019-600C, Class G
3.85%	09/06/34[1,6]	9,212,000	97,121
Hilton USA Trust,
Series 2016-HHV, Class F
4.19%	11/05/38[1,6]	7,840,000	7,575,552
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94%	12/10/41[1,6]	6,555,000	5,957,946
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
2.94%	12/10/41[1,6]	6,891,000	5,790,558
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class E
6.68%	01/13/40[1,6]	4,000,000	4,045,231

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
ILPT Commercial Mortgage Trust,
Series 2022-LPFX, Class A
3.38%	03/15/32[1]	$11,770,000	$10,492,357
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class H
(CME Term SOFR 1-Month plus 5.01%)
9.33%	04/15/37[1,4]	5,320,724	4,406,623
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2025-BMS, Class D
(CME Term SOFR 1-Month plus 3.15%)
7.47%	01/15/42[1,4]	3,129,000	3,126,009
Life Mortgage Trust,
Series 2021-BMR, Class G
(CME Term SOFR 1-Month plus 3.06%)
7.38%	03/15/38[1,4]	5,052,600	4,935,920
MF1 Ltd.,
Series 2020-FL4, Class B
(CME Term SOFR 1-Month plus 2.86%)
7.18%	12/15/35[1,4]	6,000,000	6,006,097
MF1 Ltd.,
Series 2020-FL4, Class D
(CME Term SOFR 1-Month plus 4.21%)
8.53%	12/15/35[1,4]	4,481,000	4,457,559
MKT Mortgage Trust,
Series 2020-525M, Class C
2.94%	02/12/40[1,6]	4,970,000	4,020,152
MKT Mortgage Trust,
Series 2020-525M, Class D
2.94%	02/12/40[1,6]	7,500,000	5,720,258
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.21%	02/12/40[1,6]	147,585,000	1,365,006
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
0.89%	04/15/48[6]	24,520,622	245
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.66%	05/15/48[6]	82,828,059	24,236
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A
4.28%	07/11/40[1,6]	2,500,000	2,323,653
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32%	01/15/43[1,6]	1,095,000	908,644
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
5.96%	03/15/39[1,4]	5,335,000	5,339,191
NYC Commercial Mortgage Trust,
Series 2021-909, Class E
3.21%	04/10/43[1,6]	3,000,000	2,057,754
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(CME Term SOFR 1-Month plus 1.36%)
5.68%	01/15/36[1,4]	2,630,000	2,491,078

See accompanying Notes to Financial Statements.

145 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
PGA Trust,
Series 2024-RSR2, Class A
(CME Term SOFR 1-Month plus 1.89%)
6.21%	06/15/39[1,4]	$8,873,000	$8,866,896
RIDE,
Series 2025-SHRE, Class D
6.30%	02/14/47[1,6]	2,755,000	2,793,993
ROCK Trust,
Series 2024-CNTR, Class E
8.82%	11/13/41[1]	2,500,000	2,643,229
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14%	01/05/43[1,6]	1,840,000	1,634,459
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.39%	01/05/43[1,6]	10,000,000	8,515,959
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.39%	01/05/43[1,6]	13,330,000	10,905,286
SMRT,
Series 2022-MINI, Class F
(CME Term SOFR 1-Month plus 3.35%)
7.67%	01/15/39[1,4]	6,570,000	6,234,213
STWD Trust,
Series 2021-FLWR, Class F
(CME Term SOFR 1-Month plus 2.79%)
7.11%	07/15/36[1,4]	2,760,000	2,742,039
SWCH Commercial Mortgage Trust,
Series 2025-DATA, Class E
(CME Term SOFR 1-Month plus 3.34%)
7.66%	03/15/42[1,4]	2,985,000	2,950,891
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.53%	03/15/59[6]	70,841,333	570,011
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR, Class E
3.86%	09/15/31[1,6]	4,705,000	4,573,855
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.32%	06/15/46[6]	1,211,190	12
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.08%	10/15/57[6]	7,111,324	71

			284,126,057

Non-Agency Mortgage-Backed — 26.44%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
4.73%	06/25/36[4]	4,157,561	3,064,522
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-NC3, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
4.75%	12/25/36[4]	50,571,227	12,880,557

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A1
(CME Term SOFR 1-Month plus 0.43%)
4.75%	03/25/37[4]	$26,758,565	$11,429,295
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(CME Term SOFR 1-Month plus 0.87%)
5.19%	03/25/37[4]	2,126,314	856,591
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
4.55%	08/25/35[6]	1,074,704	861,047
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
5.55%	03/25/37[6]	992,707	797,828
Alternative Loan Trust,
Series 2005-74T1, Class A1
6.00%	01/25/36	4,842,267	2,651,510
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus 1.48%)
6.12%	01/25/36[4]	2,113,050	1,994,542
Alternative Loan Trust,
Series 2006-HY12, Class A5
4.39%	08/25/36[6]	1,602,840	1,498,915
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(CME Term SOFR 1-Month plus 0.39%)
4.71%	03/25/46[4]	7,097,544	6,387,971
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(CME Term SOFR 1-Month plus 0.51%)
4.83%	03/25/46[4]	2,200,239	1,952,248
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2006-W3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
4.79%	04/25/36[4]	36,844,072	10,962,381
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(CME Term SOFR 1-Month plus 1.36%)
5.68%	06/25/37[4]	14,880,527	10,772,986
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
5.43%	06/25/37[4]	2,696,030	2,228,916
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(CME Term SOFR 1-Month plus 1.09%)
5.41%	12/25/34[4]	934,666	865,762
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(CME Term SOFR 1-Month plus 0.59%)
3.08%	07/25/36[4]	5,307,763	5,203,038

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 146

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33	$300,243	$299,688
Banc of America Funding Trust,
Series 2006-D, Class 3A1
5.20%	05/20/36[6]	542,018	488,721
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
4.77%	05/27/36[1,6]	7,400,081	7,226,555
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
5.35%	12/25/35[6]	452,271	409,542
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(CME Term SOFR 1-Month plus 0.47%)
4.79%	03/25/37[4]	2,105,120	1,901,542
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
4.17%	04/25/35[6]	578,173	530,741
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(CME Term SOFR 1-Month plus 0.65%)
4.97%	10/25/35[4]	3,971,658	3,560,593
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 2.30%)
7.08%	10/25/35[4]	706,188	671,827
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50%	09/25/35[6]	220,039	209,701
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00%	03/25/36	6,530	6,512
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(CME Term SOFR 1-Month plus 0.51%)
4.83%	09/25/47[4]	3,785,265	3,583,071
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(CME Term SOFR 1-Month plus 0.32%)
4.64%	06/25/37[4]	2,959,344	2,833,268
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(CME Term SOFR 1-Month plus 0.35%)
4.67%	10/25/36[4]	14,364,300	12,530,871
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 05/25/25)
4.25%	08/25/54[1]	6,009,119	5,800,901
CFMT LLC,
Series 2024-NR1, Class A1 (STEP-reset date 04/25/25)
6.41%	11/25/29[1]	9,027,042	9,046,484
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
6.80%	02/25/37[6]	296,747	288,659

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2019-R3, Class A
2.63%	06/25/58[1,6]	$4,608,673	$4,221,341
CIM Trust,
Series 2020-R1, Class A1
2.85%	10/27/59[1,6]	8,472,378	7,469,636
CIM Trust,
Series 2020-R3, Class A1A
4.00%	01/26/60[1,6]	4,765,389	4,525,909
CIM Trust,
Series 2020-R6, Class A1A
2.25%	12/25/60[1,6]	3,957,742	3,591,727
CIM Trust,
Series 2020-R7, Class A1A
2.25%	12/27/61[1,6]	6,143,069	5,595,548
CIM Trust,
Series 2021-R3, Class A1B
1.95%	06/25/57[1,6]	18,287,000	14,668,705
CIM Trust,
Series 2021-R4, Class A1A
2.00%	05/01/61[1,6]	7,980,901	7,279,245
CIM Trust,
Series 2021-R4, Class A1B
2.00%	05/01/61[1,6]	10,243,493	7,935,950
CIM Trust,
Series 2021-R5, Class A1A
2.00%	08/25/61[1,6]	7,368,394	6,410,668
CIM Trust,
Series 2023-R1, Class A1A
5.40%	04/25/62[1,6]	10,690,578	10,135,964
CIM Trust,
Series 2023-R3, Class A1B
4.50%	01/25/63[1,6]	11,444,000	9,002,495
CIM Trust,
Series 2025-R1, Class A1 (STEP-reset date 05/25/25)
5.00%	02/25/99[1]	8,200,000	8,074,034
Citadel PLC,
Series 2024-1, Class X
(United Kingdom)
(SONIA plus 4.00%)
8.46%	04/28/60[4,5]	1,650,101	2,132,856
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.37%)
4.69%	11/25/35[4]	35,310	30,182
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
4.75%	12/25/36[4]	5,817,428	3,957,337
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2D
(CME Term SOFR 1-Month plus 0.57%)
4.89%	12/25/36[4]	6,217,099	4,229,724

See accompanying Notes to Financial Statements.

147 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(CME Term SOFR 1-Month plus 0.69%)
5.01%	04/25/35[4]	$1,972,265	$1,876,709
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
7.35%	11/25/33[6]	166,333	160,946
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-AR5, Class 9A1
4.11%	06/25/34[6]	22,560	21,956
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23%	04/25/61[1]	423,510	346,970
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00%	10/25/21	20,037	5,076
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.64%	04/25/61[1,6]	10,020,549	8,599,872
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 05/25/25)
2.99%	12/25/36	593,314	495,151
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(CME Term SOFR 1-Month plus 0.33%)
4.65%	11/25/36[4]	6,642,581	3,000,839
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 05/25/25)
3.15%	01/25/37	2,351,113	663,939
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.34%	04/25/37[4]	1,163,839	668,636
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 05/25/25)
3.53%	02/25/37	3,697,011	2,200,125
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 05/25/25)
3.53%	02/25/37	884,849	526,582
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 05/25/25)
3.27%	03/25/37	5,062,288	1,750,142
CSMC Mortgage-Backed Trust,
Series 2006-1, Class 1A4
5.50%	02/25/36	2,293,211	2,061,370
CSMC Trust,
Series 2021-RPL7, Class A1
4.19%	07/27/61[1,6]	6,278,021	6,259,626
CSMCM Trust,
Series 2018-SP3, Class CERT
4.15%	10/25/58[1,6]	10,947,304	9,391,125

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(CME Term SOFR 1-Month plus 0.83%)
5.15%	01/19/45[4]	$384,803	$293,497
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(CME Term SOFR 1-Month plus 0.69%)
5.01%	10/19/45[4]	3,002,694	2,740,135
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.31%)
4.63%	10/19/36[4]	4,903,975	3,259,724
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.25%)
4.57%	03/19/37[4]	1,040,433	854,723
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
8.20%	09/25/39[1,4]	4,903,832	5,059,271
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
4.75%	10/25/36[4]	11,025,255	7,249,079
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(CME Term SOFR 1-Month plus 0.53%)
4.85%	12/25/37[4]	619,135	563,176
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class M1
(CME Term SOFR 1-Month plus 0.52%)
4.84%	04/25/36[4]	3,860,000	2,957,884
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(CME Term SOFR 1-Month plus 0.61%)
4.93%	06/25/36[4]	10,218,000	9,254,573
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
4.87%	01/25/38[4]	3,572,406	1,940,785
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.63%	03/25/37[4]	494,101	234,006
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.17%	09/25/34[6]	74,720	75,410
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
5.17%	09/25/34[6]	114,896	115,957
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
5.55%	12/25/35[6]	593,725	492,659
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.04%	02/25/36[6]	752,052	466,155

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 148

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
6.35%	05/25/35[6]	$694,182	$652,075
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
5.23%	09/25/35[6]	909,020	796,093
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
5.13%	10/25/35[6]	1,306,259	747,748
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
5.75%	11/25/35[6]	716,897	624,468
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
4.15%	09/25/35[6]	1,166,171	755,018
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
6.38%	11/25/35[6]	470,796	365,957
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
7.22%	08/25/37[6]	48,054	12,430
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
4.84%	09/19/35[6]	795,045	650,419
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.94%	04/19/36[6]	2,381,182	1,945,077
GreenPoint Manufactured Housing,
Series 2000-1, Class A4
8.14%	03/20/30[6]	3,642,040	2,219,644
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.51%)
4.83%	03/25/47[4]	7,200,841	6,695,137
GSAMP Trust,
Series 2007-FM2, Class A1
(CME Term SOFR 1-Month plus 0.25%)
4.57%	01/25/37[4]	16,084,054	9,418,020
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.39%, 5.50% Cap)
1.07%	09/25/35[2,3,4]	9,051	449
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
6.19%	07/25/35[6]	248,368	238,636
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
4.70%	04/25/36[6]	148,448	97,080
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(CME Term SOFR 1-Month plus 0.73%)
5.05%	11/19/35[4]	778,646	511,959
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(CME Term SOFR 1-Month plus 0.53%)
4.85%	09/19/46[4]	7,536,221	6,406,144

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(CME Term SOFR 1-Month plus 0.31%)
4.63%	08/19/37[4]	$8,329,763	$7,077,223
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(CME Term SOFR 1-Month plus 0.81%)
5.13%	03/25/36[4]	97,275	97,159
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.06%	11/25/35[4]	348,159	345,666
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
4.71%	10/25/36[4]	10,445,201	2,896,565
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(CME Term SOFR 1-Month plus 0.37%)
4.69%	12/25/36[4]	24,957,394	9,413,235
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A1
(CME Term SOFR 1-Month plus 0.21%)
4.53%	07/25/36[4]	9,635,487	4,176,966
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A2
(CME Term SOFR 1-Month plus 0.31%)
4.63%	07/25/36[4]	10,664,628	4,649,459
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A4
(CME Term SOFR 1-Month plus 0.61%)
4.93%	07/25/36[4]	9,325,718	4,118,711
Impac CMB Trust,
Series 2005-2, Class 1A1
(CME Term SOFR 1-Month plus 0.63%)
4.95%	04/25/35[4]	1,317,170	1,289,795
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(CME Term SOFR 1-Month plus 0.67%)
4.99%	07/25/35[4]	7,246,910	5,272,147
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.68%	10/25/35[6]	1,606,787	1,297,602
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(CME Term SOFR 1-Month plus 0.65%)
4.97%	10/25/36[4]	4,587,009	1,865,424
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(CME Term SOFR 1-Month plus 0.61%)
4.93%	05/25/46[4]	8,837,435	8,542,651
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.51%	06/25/36[6]	2,478,728	2,151,599

See accompanying Notes to Financial Statements.

149 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX4, Class 2A1
(CME Term SOFR 1-Month plus 0.47%)
4.79%	07/25/37[4]	$10,158,098	$9,312,149
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1998-1, Class A4
6.49%	09/25/28	7,838	7,806
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A1A
(CME Term SOFR 1-Month plus 0.37%)
4.69%	12/25/36[4]	6,381,505	3,987,047
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(CME Term SOFR 1-Month plus 0.41%)
4.73%	12/25/36[4]	8,289,858	4,331,399
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
5.24%	05/25/36[6]	14,254	12,124
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(CME Term SOFR 1-Month plus 0.41%)
4.73%	11/25/35[4]	239,699	238,782
Lehman XS Trust,
Series 2006-17, Class 1A3
(CME Term SOFR 1-Month plus 0.61%)
4.93%	08/25/46[4]	10,389,056	9,049,529
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(CME Term SOFR 1-Month plus 0.53%)
4.85%	06/25/46[4]	2,993,180	2,864,013
Lehman XS Trust,
Series 2007-18N, Class 1A1
(CME Term SOFR 1-Month plus 1.81%)
6.13%	10/25/37[4]	2,380,078	2,224,083
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A
(CME Term SOFR 1-Month plus 0.47%)
4.79%	03/25/46[4]	5,223,565	4,062,468
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
4.65%	10/25/36[4]	47,014,418	15,010,707
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
6.84%	11/25/33[6]	65,722	64,993
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
5.71%	10/25/34[6]	25,607	25,651
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
5.63%	04/25/34[6]	18,741	18,037

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus 0.80%)
5.44%	12/25/46[4]	$14,697,458	$10,710,675
MASTR Asset-Backed Securities Trust,
Series 2006-WMC1, Class A3
(CME Term SOFR 1-Month plus 0.47%)
4.79%	02/25/36[4]	15,230,366	4,997,739
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.67%)
4.99%	05/25/37[4]	3,150,000	2,661,774
MASTR Asset-Backed Securities Trust,
Series 2007-WMC1, Class A2
(CME Term SOFR 1-Month plus 0.21%)
4.53%	01/25/37[4]	15,612,320	4,428,669
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(CME Term SOFR 1-Month plus 0.53%)
4.85%	04/25/37[4]	5,835,317	4,878,678
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(CME Term SOFR 1-Month plus 0.61%)
4.93%	04/25/37[4]	15,538,400	6,012,424
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A4
(CME Term SOFR 1-Month plus 0.61%)
4.93%	07/25/37[4]	354,244	351,789
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-5, Class 1A
(CME Term SOFR 1-Month plus 0.96%)
5.28%	10/25/37[4]	20,803,842	12,565,585
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
7.64%	10/25/33[6]	58,048	56,681
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 2.40%)
6.53%	08/25/36[4]	475,852	406,737
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
4.73%	06/25/36[4]	8,293,868	4,180,212
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(CME Term SOFR 1-Month plus 0.59%)
4.91%	06/25/36[4]	8,847,684	4,486,318
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2007-NC3, Class A2C
(CME Term SOFR 1-Month plus 0.30%)
4.62%	05/25/37[4]	18,623,931	14,276,204

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 150

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Morgan Stanley Capital I, Inc., Trust,
Series 2006-NC2, Class A2D
(CME Term SOFR 1-Month plus 0.69%)
5.01%	02/25/36[4]	$352,360	$350,019
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(CME Term SOFR 1-Month plus 0.63%)
4.95%	04/25/36[4]	10,575,667	7,368,802
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.41%	09/25/34[6]	96,611	94,458
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25%	02/25/21	32,755	29,639
MortgageIT Trust,
Series 2005-2, Class 2A
(CME Term SOFR 1-Month plus 1.76%)
6.09%	05/25/35[4]	441,951	420,044
New York Mortgage Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
4.91%	02/25/36[4]	100,927	100,270
NLT Trust,
Series 2021-INV2, Class A3
1.52%	08/25/56[1,6]	6,183,670	5,332,602
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
4.77%	08/25/35[6]	886,057	838,424
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16%	09/15/29[6]	10,211,723	1,509,823
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(CME Term SOFR 1-Month plus 0.29%)
4.61%	04/25/37[4]	11,768,690	6,656,224
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(CME Term SOFR 1-Month plus 0.28%)
4.60%	05/25/37[4]	16,896,070	9,027,502
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(CME Term SOFR 1-Month plus 0.53%)
4.85%	01/25/37[4]	2,028,610	1,977,671
PHH Alternative Mortgage Trust,
Series 2007-2, Class 1A4
(CME Term SOFR 1-Month plus 0.71%)
5.03%	05/25/37[4]	4,780,907	4,247,452
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(CME Term SOFR 1-Month plus 0.42%)
4.74%	06/25/47[4]	3,908,647	3,625,021
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 04/25/25)
6.50%	06/25/52[1]	16,833,000	16,799,598

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
PRET Trust,
Series 2025-NPL1, Class A1 (STEP-reset date 04/25/25)
6.06%	02/25/55[1]	$7,753,790	$7,778,472
PRET, LLC,
Series 2022-RN1, Class A1 (STEP-reset date 04/25/25)
6.72%	07/25/51[1]	12,112,360	12,124,932
PRPM, LLC,
Series 2021-8, Class A1
4.74%	09/25/26[1,6]	6,394,413	6,382,697
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00%	09/25/34	20,386	20,213
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
5.39%	12/25/35[6]	1,146,297	1,007,972
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
5.68%	07/25/35[6]	355,074	336,221
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
5.30%	07/25/35[6]	447,681	233,434
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75%	09/25/21	2,251	1,352
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00%	11/25/36	290,338	229,666
Residential Accredit Loans Trust,
Series 2007-QA3, Class A1
(CME Term SOFR 1-Month plus 0.31%)
4.63%	05/25/37[4]	12,442,934	11,635,105
Residential Accredit Loans Trust,
Series 2007-QH6, Class A1
(CME Term SOFR 1-Month plus 0.49%)
4.81%	07/25/37[4]	6,140,272	5,728,298
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37[2,3,6]	1,206,180	5,949
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00%	09/25/36	4,920,695	1,422,579
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
4.99%	04/25/37[6]	183,670	95,251
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.35%)
4.67%	05/25/47[4]	11,587,746	8,407,459
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 05/25/25)
2.83%	01/25/36	3,281,226	2,780,987
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM4, Class A1
(CME Term SOFR 1-Month plus 0.49%)
4.81%	11/25/36[1,4]	8,089,944	3,695,180

See accompanying Notes to Financial Statements.

151 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(CME Term SOFR 1-Month plus 0.57%)
4.89%	02/25/37[4]	$5,453,111	$2,327,486
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(CME Term SOFR 1-Month plus 0.51%)
4.83%	05/25/37[4]	8,656,766	5,261,963
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
4.73%	12/25/36[4]	5,079,520	2,463,875
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A3
(CME Term SOFR 1-Month plus 0.32%)
4.64%	06/25/37[4]	16,429,615	10,758,255
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(CME Term SOFR 1-Month plus 0.63%)
4.95%	02/25/37[4]	928,601	249,968
Specialty Underwriting & Residential Finance Trust,
Series 2007-BC2, Class A1
(CME Term SOFR 1-Month plus 0.34%)
4.66%	04/25/37[4]	17,895,945	12,990,864
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.07%	09/25/34[6]	201,834	196,919
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
5.43%	03/25/34[6]	483,870	458,764
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.19%	06/25/35[6]	163,370	139,761
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
4.72%	04/25/35[6]	1,566,732	1,429,820
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(CME Term SOFR 1-Month plus 0.91%)
5.23%	07/25/34[4]	5,594,119	5,762,999
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(CME Term SOFR 1-Month plus 0.53%)
4.85%	05/25/36[4]	173,810	124,122
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(CME Term SOFR 1-Month plus 0.23%)
4.55%	08/25/36[4]	5,356,702	4,717,818
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(CME Term SOFR 1-Month plus 1.61%)
5.94%	02/25/35[4]	8,516	9,519
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(CME Term SOFR 1-Month plus 1.86%)
6.19%	03/25/35[4]	652,722	633,260

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
5.03%	10/25/37[6]	$600,555	$530,546
Towd Point Mortgage Trust,
Series 2017-4, Class B1
3.67%	06/25/57[1,6]	8,650,000	7,482,999
Towd Point Mortgage Trust,
Series 2019-1, Class B1
3.80%	03/25/58[1,6]	7,087,000	5,690,935
Verus Securitization Trust,
Series 2022-INV1, Class B1
5.81%	08/25/67[1,6]	4,540,000	4,466,838
Visio Trust,
Series 2023-2, Class B1
7.74%	10/25/58[1,6]	6,088,000	6,107,518
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 04/25/25)
6.24%	02/27/51[1]	2,603,155	2,606,280
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
4.65%	01/25/37[4]	4,768,713	2,152,995
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(CME Term SOFR 1-Month plus 0.55%)
4.87%	02/25/37[4]	27,361,060	8,600,252
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(CME Term SOFR 1-Month plus 0.83%)
5.15%	11/25/34[4]	77,307	75,003
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
5.34%	01/25/35[6]	262,537	244,267
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
5.13%	12/25/35[6]	8,089	7,479
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
4.72%	12/25/35[6]	691,024	633,113
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
5.09%	01/25/45[4]	234,760	233,348
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
5.64%	02/25/46[4]	2,784,780	2,530,666
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.94%)
4.36%	05/25/46[4]	1,154,441	1,076,581

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 152

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
5.62%	07/25/46[4]	$2,267,816	$2,147,441
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
3.88%	03/25/37[6]	1,329,558	1,100,962
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(CME Term SOFR 1-Month plus 0.59%)
4.91%	01/25/47[4]	3,812,870	3,425,421
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37	1,041,382	927,126
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(CME Term SOFR 1-Month plus 0.75%)
5.07%	03/25/37[4]	4,690,000	4,469,803
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
7.39%	10/25/36[6]	210,277	190,313
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
6.31%	04/25/36[6]	54,301	52,828

			725,738,456

U.S. Agency Commercial Mortgage-Backed — 0.55%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.06%	07/25/39[6]	9,346,721	175,092
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04%	04/25/36[6]	4,964,086	50
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.70%	01/25/39[6]	16,492,383	86,611
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70%	03/25/29[6]	117,375,779	2,590,178
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
0.77%	07/25/33[6]	14,520,699	811,507
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K043, Class X3 (IO)
4.40%	02/25/43[6]	2,113,497	21
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K051, Class X3 (IO)
1.62%	10/25/43[6]	44,864,940	358,911
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K053, Class X3 (IO)
1.65%	03/25/44[6]	78,150,000	964,707
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K054, Class X1 (IO)
1.16%	01/25/26[6]	47,263,629	329,943

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K055, Class X3 (IO)
1.65%	04/25/44[6]	$32,000,000	$500,080
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K056, Class X1 (IO)
1.23%	05/25/26[6]	52,001,124	552,143
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K057, Class X1 (IO)
1.15%	07/25/26[6]	113,635,218	1,247,760
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC05, Class X1 (IO)
1.21%	06/25/27[6]	75,494,234	1,266,159
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC07, Class X1 (IO)
0.74%	09/25/26[6]	70,501,851	482,141
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KIR1, Class X (IO)
1.01%	03/25/26[6]	106,667,935	736,563
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KL05, Class X1HG (IO)
1.22%	12/25/27[6]	49,531,000	995,068
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS06, Class X (IO)
0.88%	08/25/26[6]	51,715,161	343,523
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS07, Class X (IO)
0.59%	09/25/25[6]	96,236,726	255,865
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.01%	08/16/51[6]	2,475,361	97
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.11%	02/16/53[6]	17,494,089	54,785
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.07%	06/16/52[6]	25,435,903	13,863
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19%	05/16/55[6]	13,540,895	68,127
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.89%	11/16/54[6]	8,037,878	225,006
Ginnie Mae,
Series 2023-127, Class IO (IO)
0.41%	07/16/57[6]	170,873,188	3,079,596

			15,137,796

U.S. Agency Mortgage-Backed — 22.23%
Fannie Mae Interest Strip,
Series 426, Class C40 (IO)
2.00%	06/25/51	7,615,417	1,001,200
Fannie Mae Interest Strip,
Series 426, Class C41 (IO)
2.00%	03/25/51	28,546,796	3,749,208

See accompanying Notes to Financial Statements.

153 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Interest Strip,
Series 426, Class C42 (IO)
2.00%	11/25/50	$16,527,275	$2,132,488
Fannie Mae Interest Strip,
Series 434, Class C29 (IO)
2.00%	10/25/52	43,677,506	5,747,374
Fannie Mae Interest Strip,
Series 436, Class C32 (IO)
2.00%	10/25/52	14,548,626	1,901,810
Fannie Mae Pool CB0176
2.50%	04/01/51	3,141,275	2,617,138
Fannie Mae Pool FM8658
2.50%	09/01/51	7,215,953	6,010,816
Fannie Mae Pool FM9086
2.50%	10/01/51	11,084,577	9,232,480
Fannie Mae Pool FS1598
2.00%	04/01/52	14,957,016	11,914,064
Fannie Mae Pool FS6925
2.50%	12/01/51	18,664,474	15,553,000
Fannie Mae Pool FS6943
3.00%	06/01/52	23,707,372	20,575,058
Fannie Mae Pool FS7252
5.00%	11/01/53	12,388,558	12,171,471
Fannie Mae Pool FS8274
2.00%	04/01/52	16,644,048	13,257,875
Fannie Mae Pool FS9442
4.50%	03/01/53	3,099,373	2,972,256
Fannie Mae Pool MA4547
2.00%	02/01/52	15,435,204	12,292,957
Fannie Mae Pool MA4563
2.50%	03/01/52	23,810,757	19,853,049
Fannie Mae Pool MA4599
3.00%	05/01/52	7,091,254	6,155,988
Fannie Mae Pool MA4733
4.50%	09/01/52	16,490,806	15,819,563
Fannie Mae Pool MA4784
4.50%	10/01/52	3,724,014	3,574,734
Fannie Mae Pool MA5037
4.50%	06/01/53	2,026,161	1,940,571
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X SOFR30A plus 24.15%, 24.57% Cap)
8.23%	03/25/36[4]	8,394	9,903
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
2.15%	03/25/36[4]	344,686	32,089
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
1.60%	06/25/37[4]	18,770	1,596
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X SOFR30A plus 5.76%, 5.87% Cap)
1.42%	08/25/37[4]	43,539	3,395

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X SOFR30A plus 6.34%, 6.45% Cap)
2.00%	04/25/37[4]	$377,811	$34,960
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X SOFR30A plus 6.89%, 7.00% Cap)
2.55%	03/25/38[4]	27,376	3,061
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X SOFR30A plus 6.09%, 6.20% Cap)
1.75%	07/25/38[4]	58,456	4,112
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
2.15%	10/25/40[4]	20,471	1,751
Fannie Mae REMICS,
Series 2013-5, Class GF
(SOFR30A plus 1.21%)
5.00%	10/25/42[4]	124,529	118,236
Fannie Mae REMICS,
Series 2014-49, Class CF
(SOFR30A plus 1.11%)
5.47%	07/25/43[4]	4,570,881	4,535,876
Fannie Mae REMICS,
Series 2024-98, Class SC (IO)
(-1.00 X SOFR30A plus 5.95%, 5.95% Cap)
1.61%	12/25/54[4]	11,837,539	1,146,196
Freddie Mac Pool SD5323
4.00%	01/01/54	6,314,905	5,894,015
Freddie Mac Pool SD8199
2.00%	03/01/52	16,103,591	12,827,372
Freddie Mac Pool SD8204
2.00%	04/01/52	4,944,688	3,938,708
Freddie Mac Pool SD8213
3.00%	05/01/52	14,922,749	12,956,292
Freddie Mac Pool SD8220
3.00%	06/01/52	14,765,844	12,818,356
Freddie Mac Pool SD8244
4.00%	09/01/52	21,835,943	20,370,392
Freddie Mac Pool SD8256
4.00%	10/01/52	17,276,170	16,127,388
Freddie Mac Pool SD8265
4.00%	11/01/52	25,790,091	24,071,175
Freddie Mac Pool SD8275
4.50%	12/01/52	31,565,466	30,270,855
Freddie Mac Pool SD8347
4.50%	08/01/53	10,217,089	9,785,495
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X SOFR30A plus 42.09%, 42.84% Cap)
13.82%	07/15/37[4]	4,964	6,691
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X SOFR30A plus 5.78%, 5.90% Cap)
1.43%	01/15/38[4]	26,217	2,123

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 154

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X SOFR30A plus 5.79%, 5.90% Cap)
1.44%	04/15/38[4]	$21,115	$1,287
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00%	11/15/33[14]	6,952	5,647
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X SOFR30A plus 6.50%, 6.61% Cap)
2.15%	04/15/42[4]	49,809	5,511
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00%	10/25/58[14]	1,346,176	1,226,684
Freddie Mac REMICS,
Series 5468, Class SE (IO)
(-1.00 X SOFR30A plus 5.35%, 5.35% Cap)
1.01%	10/25/54[4]	25,540,984	1,886,896
Freddie Mac REMICS,
Series 5473, Class SL (IO)
(-1.00 X SOFR30A plus 5.35%, 5.35% Cap)
1.01%	11/25/54[2,3,4]	43,652,600	2,633,260
Freddie Mac REMICS,
Series 5496, Class S (IO)
(-1.00 X SOFR30A plus 5.90%, 5.90% Cap)
1.56%	01/25/55[4]	29,881,202	2,373,097
Freddie Mac REMICS,
Series 5512, Class LS (IO)
(-1.00 X SOFR30A plus 5.90%, 5.90% Cap)
1.56%	03/25/55[4]	13,598,631	1,055,393
Freddie Mac Strips,
Series 386, Class C1 (IO)
2.00%	03/15/52	36,130,297	4,813,018
Ginnie Mae (TBA)
4.00%	04/20/55	23,225,000	21,747,971
4.50%	04/20/55	15,425,000	14,802,100
5.00%	04/20/55	32,600,000	32,068,881
5.50%	04/20/55	41,575,000	41,662,100
Ginnie Mae II Pool MA8427
4.50%	11/20/52	12,768,548	12,319,330
Ginnie Mae II Pool MA9963
4.50%	10/20/54	11,338,779	10,884,964
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00%	11/16/41	47,141	9,133
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 0.60% Cap)
0.60%	06/16/37[4]	284,529	5,296
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.61%, 0.62% Cap)
0.62%	07/20/35[4]	317,568	4,922

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.09%, 6.20% Cap)
1.77%	09/16/43[4]	$1,115,471	$112,403
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00%	09/20/47	213,964	48,959
Ginnie Mae,
Series 2024-151, Class ES (IO)
(-1.00 X SOFR30A plus 5.40%, 5.40% Cap)
1.06%	09/20/54[4]	18,313,840	1,300,795
Ginnie Mae,
Series 2024-154, Class SB (IO)
(-1.00 X SOFR30A plus 5.40%, 5.40% Cap)
1.06%	09/20/54[4]	20,807,585	1,346,670
Ginnie Mae,
Series 2024-160, Class KS (IO)
(-1.00 X SOFR30A plus 5.48%, 5.48% Cap)
1.14%	10/20/54[4]	23,253,721	1,438,227
Ginnie Mae,
Series 2024-30, Class AF
(SOFR30A plus 1.25%)
5.59%	02/20/54[4]	915,240	918,711
UMBS (TBA)
2.00%	04/01/55	20,175,000	16,052,864
2.50%	04/01/55	23,650,000	19,677,852
3.00%	04/01/55	15,725,000	13,640,156
3.50%	05/01/55	31,625,000	28,528,976
4.00%	05/01/55	7,425,000	6,908,417
4.50%	04/01/55	28,025,000	26,809,093
5.00%	04/01/55	22,825,000	22,372,312

			610,094,062

Total Mortgage-Backed
(Cost $1,885,731,538)			1,635,096,371

MUNICIPAL BONDS — 0.33%*

Arizona — 0.04%
Maricopa County Industrial Development Authority Revenue Bonds
7.38%	10/01/29[1]	990,000	1,022,970

Florida — 0.15%
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series B
2.81%	10/01/34	1,000,000	839,849
2.86%	10/01/35	1,750,000	1,442,626
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series D
3.35%	10/01/29	2,000,000	1,917,643

			4,200,118

New York — 0.14%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Subseries FI
3.95%	08/01/32	1,000,000	956,510

See accompanying Notes to Financial Statements.

155 / Annual Financial Statements March 2025

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (continued)

New York (continued)
New York State Dormitory Authority Revenue Bonds, University & College Improvements
5.29%	03/15/33	$2,800,351	$2,805,366

			3,761,876

Total Municipal Bonds
(Cost $9,890,162)			8,984,964

U.S. TREASURY SECURITIES — 3.31%

U.S. Treasury Notes — 3.31%
U.S. Treasury Notes
4.00%	03/31/30	90,620,000	90,800,532

Total U.S. Treasury Securities
(Cost $90,443,316)

Total Bonds — 97.98%
(Cost $3,001,774,950)			2,689,507,863

Issues	Shares	Value

COMMON STOCK — 0.31%

Communications — 0.11%
Intelsat SA2,3,5
(Luxembourg)	100,739	2,896,246

Finance — 0.20%
AGNC Investment Corp.	582,000	5,575,560

Specialized REITs — 0.00%
Aoyuan New Shares[2,3,5,16]
(Cayman Islands)	408,851	8,776

Total Common Stock
(Cost $10,511,941)		8,480,582

RIGHTS — 0.02%

Communications — 0.02%
Intelsat SA, CVR[2,3,5,16]
(Luxembourg)	50,739	494,705

Total Rights
(Cost $17)

Issues	Shares	Value

MUTUAL FUNDS — 0.26%

Mutual Funds — 0.26%
TCW Private Asset Income Fund
0.00%[17,18]	710,448	7,104,479

Total Mutual Funds
(Cost $7,104,479)

Issues	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 10.25%

Money Market Funds — 10.25%
Fidelity Investments Money Market Funds - Government Portfolio
4.23%[17]	7,429,598	7,429,598

Issues	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS (continued)

Money Market Funds (continued)
TCW Central Cash Fund
0.01%[17,18]	274,063,488	$274,063,488

Total Short-Term Investments
(Cost $281,493,086)		281,493,086

Total Investments - 108.82%
(Cost $3,300,884,473)		2,987,080,715

Net unrealized appreciation on unfunded commitments - 0.00%		1,658

Liabilities in Excess of Other Assets - (8.82)%		(242,061,241)

Net Assets - 100.00%		$2,745,021,132

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[3]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $37,006,888, which is 1.35% of total net assets.
[4]	Floating rate security. The rate disclosed was in effect at March 31, 2025.
[5]	Foreign denominated security issued by foreign domiciled entity.
[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
[8]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $47,288, at an interest rate of 8.31% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 0.25% per annum.

[9]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $288,521, at an interest rate of 11.43% and a maturity of June 12, 2028. The investment is not accruing an unused commitment fee.

[10]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $38,691, at an interest rate of 8.55% and a maturity of December 22, 2031. The investment is not accruing an unused commitment fee.

[11]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $97,167, at an interest rate of 10.07% and a maturity of December 30, 2029. The investment is not accruing an unused commitment fee.

[12]	Perpetual security with no stated maturity date.
[13]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% payment-in-kind interest.
[14]	Zero coupon bond. The rate shown is the effective yield as of March 31, 2025.
[15]	Security is currently in default with regard to scheduled interest or principal payments.
[16]	Non-income producing security.
[17]	Represents the current yield as of March 31, 2025.
[18]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $24,453,565, which is 0.89% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 156

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2025

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(CVR): Contingent Value Right

(EDC): Economic Development Corporation

(EMTN): Euro Medium-Term Note

(EUR): Euro

(GBP): British Pound

(GMTN): Global Medium-Term Note

(IO): Interest Only

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(PO): Principal Only

(REIT): Real Estate Investment Trust

(SOFR): Secured Overnight Financing Rate

(SONIA): Sterling Overnight Index Average

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 54,483,000	USD 58,682,768	Citibank N.A.	04/11/25	$204,813
EUR 8,138,000	USD 8,585,261	Goldman Sachs International	04/11/25	210,640
GBP 6,820,000	USD 8,798,506	Goldman Sachs International	04/11/25	4,191
USD 1,249,935	EUR 1,146,000	The Bank of New York Mellon	04/11/25	11,289
USD 3,596,302	GBP 2,776,000	The Bank of New York Mellon	07/11/25	13,596
USD 7,969,355	GBP 6,150,000	Goldman Sachs International	07/11/25	32,163

				476,692

EUR 109,000	USD 118,331	Bank of America N.A.	04/11/25	(519)
USD 11,933,598	EUR 11,384,000	Goldman Sachs International	04/11/25	(370,721)
USD 56,835	EUR 54,000	Bank of America N.A.	04/11/25	(1,530)
USD 51,426,747	EUR 50,146,000	Citibank N.A.	04/11/25	(2,773,216)
USD 8,408,638	GBP 6,820,000	Goldman Sachs International	04/11/25	(394,060)
USD 3,391,275	GBP 2,776,000	The Bank of New York Mellon	04/11/25	(191,758)
GBP 458,000	USD 593,203	Goldman Sachs International	07/11/25	(2,108)
USD 53,029,470	EUR 48,851,000	Citibank N.A.	07/11/25	(45,497)

				(3,779,409)

NET UNREALIZED DEPRECIATION				$(3,302,717)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note	2,749	06/30/25	$297,321,531	$4,094,221	$4,094,221
U.S. Treasury Two-Year Note	2,673	06/30/25	553,770,424	2,629,752	2,629,752

			851,091,955	6,723,973	6,723,973

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond	2,417	06/18/25	(275,840,125)	(3,616,860)	(3,616,860)
U.S. Treasury Ultra Bond	669	06/18/25	(81,785,250)	(2,041,997)	(2,041,997)
Euro-Bund Future	173	06/06/25	(24,075,055)	(22,174)	(22,174)
Euro-Bobl Future	91	06/06/25	(11,578,545)	(45,330)	(45,330)
Euro-Buxl 30 Year	25	06/06/25	(3,220,616)	50,197	50,197
Long Gilt Future	22	06/26/25	(2,603,675)	41,993	41,993
Euro-Schatz Future	13	06/06/25	(1,501,926)	(3,759)	(3,759)

			(400,605,192)	(5,637,930)	(5,637,930)

TOTAL FUTURES CONTRACTS			$450,486,763	$1,086,043	$1,086,043

See accompanying Notes to Financial Statements.

157 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Statements of Assets and Liabilities

March 31, 2025

ASSETS:	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND

Investments, at value - Unaffiliated (Cost $400,623,517, $671,518,876 and $31,391,227, respectively) (Note 2)	$394,635,002	$669,647,607	$30,748,879
Investments, at value - Affiliated (Cost $9,789,160, $56,183,051 and $811,687, respectively) (Note 5)	9,789,160	56,183,051	811,687
Cash and cash equivalents (Note 2)	273,504	—	86
Foreign Currency, at value (Cost $3,252, $226,154 and $108,388, respectively)	3,246	225,716	108,178
Cash on deposit with brokers for collateral on swaps (Note 2)	653,034	1,324,724	9
Cash on deposit with brokers for collateral on futures (Note 2)	1,050,000	2,425,000	120,000
Receivable for securities sold	11,199,080	14,452,742	1,388,842
Dividends and interest receivable	5,822,967	2,460,742	184,833
Receivable for capital stock sold	5,033,312	542,927	10,325
Unrealized appreciation on foreign currency exchange contracts	79,758	172,053	177
Unrealized appreciation on foreign currency transactions	6,258	2,816	62
Net unrealized appreciation on unfunded commitments (Note 8)	2,999	—	—
Receivable for daily variation margin on futures contracts (Note 3)	2,616	1,528	86
Due from Adviser (Note 6)	—	—	19,984
Other assets	34,222	17,507	10,138

Total assets	428,585,158	747,456,413	33,403,286

Liabilities:
Bank overdraft	—	13,843	—
Payable for securities purchased	8,001,330	96,791,866	5,331,364
Payable for capital stock redeemed	998,043	2,400,801	49,411
Unrealized depreciation on foreign currency exchange contracts	674,059	1,049,505	34,748
Distributions payable	432,522	3,458	347
Payable for daily variation margin on futures contracts (Note 3)	17,870	67,278	6,203
Net unrealized depreciation on unfunded commitments (Note 8)	—	65	—
Advisory fees payable (Note 6)	189,331	236,854	8,318
Accrued trustees fees and expenses	3,301	6,684	202
Accrued distribution (12b-1) and service fees payable	20,359	2,983	1,612
Administrative fees payable	39,894	59,645	42,684
Accrued other expenses	95,119	206,997	55,469

Total liabilities	10,471,828	100,839,979	5,530,358

Net assets	$418,113,330	$646,616,434	$27,872,928

Class M Shares:
Net assets (Applicable to 10,098,561, 1,713,470 and 970,545, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$93,236,499	$16,201,987	$7,618,466

Net asset value, offering and redemption price per Class M share	$9.23	$9.46	$7.85

Class I Shares:
Net assets (Applicable to 35,198,302, 66,689,601 and 2,580,332, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$324,876,831	$630,414,447	$20,254,462

Net asset value, offering and redemption price per Class I share	$9.23	$9.45	$7.85

Net Assets Consist of:
Paid-in Capital (Note 9)	$557,051,900	$742,366,620	$30,814,733
Accumulated Earnings (Loss)	(138,938,570)	(95,750,186)	(2,941,805)

Net assets	$418,113,330	$646,616,434	$27,872,928

See accompanying Notes to Financial Statements.

158 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Statements of Assets and Liabilities

March 31, 2025

ASSETS:	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND

Investments, at value - Unaffiliated (Cost $1,123,877,081, $70,761,272 and $18,982,734, respectively) (Note 2)	$1,120,259,311	$64,896,311	$18,868,332
Investments, at value - Affiliated (Cost $17,362,135, $6,908,617 and $1,172, respectively) (Note 5)	17,362,135	6,908,617	1,172
Cash and cash equivalents (Note 2)	—	2,049	—
Foreign Currency, at value (Cost $23,006, $866 and $0, respectively)	22,996	865	—
Cash on deposit with brokers for collateral on swaps (Note 2)	926,574	20	—
Cash on deposit with brokers for collateral on futures (Note 2)	5,400,000	200,000	135,000
Receivable for securities sold	36,433,644	622,521	295,991
Dividends and interest receivable	4,122,458	398,814	66,149
Receivable for capital stock sold	648,032	93,288	29,750
Unrealized appreciation on foreign currency exchange contracts	125,272	10,021	533
Receivable for daily variation margin on futures contracts (Note 3)	30,766	130	5,213
Unrealized appreciation on foreign currency transactions	—	349	2
Due from Adviser (Note 6)	—	12,889	13,853
Other assets	48,204	16,316	6,909

Total assets	1,185,379,392	73,162,190	19,422,904

Liabilities:
Bank overdraft	278,640	—	—
Foreign bank overdraft (Cost $0, $0 and $1, respectively)	—	—	1
Payable for securities purchased	244,856,837	7,677,110	2,376,932
Payable for capital stock redeemed	1,477,501	197,373	56,165
Unrealized depreciation on foreign currency exchange contracts	470,722	78,288	7,379
Distributions payable	466,475	2,035	—
Payable for daily variation margin on futures contracts (Note 3)	101,719	12,120	—
Unrealized depreciation on foreign currency transactions	6,170	—	—
Net unrealized depreciation on unfunded commitments (Note 8)	66	—	—
Advisory fees payable (Note 6)	271,000	35,860	5,534
Accrued trustees fees and expenses	7,990	521	83
Accrued distribution (12b-1) and service fees payable	17,623	9,365	611
Administrative fees payable	67,262	61,547	35,128
Accrued other expenses	233,516	66,040	41,278

Total liabilities	248,255,521	8,140,259	2,523,111

Net assets	$937,123,871	$65,021,931	$16,899,793

Class M Shares:
Net assets (Applicable to 13,081,417, 7,123,445 and 359,102, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$109,773,734	$43,930,862	$3,120,053

Net asset value, offering and redemption price per Class M share	$8.39	$6.17	$8.69

Class I Shares:
Net assets (Applicable to 98,589,705, 3,421,077 and 1,584,997, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$827,339,043	$21,091,069	$13,779,740

Net asset value, offering and redemption price per Class I share	$8.39	$6.17	$8.69

Administrative Class Shares:
Net assets (Applicable to 1,024, 0 and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$11,094	N/A	N/A

Net asset value, offering and redemption price per Administrative Class share	$10.83	N/A	N/A

Net Assets Consist of:
Paid-in Capital (Note 9)	$1,138,205,500	$76,674,412	$18,350,419
Accumulated Earnings (Loss)	(201,081,629)	(11,652,481)	(1,450,626)

Net assets	$937,123,871	$65,021,931	$16,899,793

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 159

TCW Metropolitan West Funds

Statements of Assets and Liabilities

March 31, 2025

ASSETS:	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND

Investments, at value - Unaffiliated (Cost $38,833,305,773, $53,989,906 and $3,019,716,506, respectively) (Note 2)	$37,182,869,884	$53,824,623	$2,705,912,748
Investments, at value - Affiliated (Cost $1,772,464,351, $1,349,875 and $281,167,967, respectively) (Note 5)	1,772,464,351	1,349,875	281,167,967
Cash and cash equivalents (Note 2)	8,573,678	—	—
Foreign Currency, at value (Cost $13,640,641, $0 and $909,590, respectively)	13,614,227	—	907,841
Cash on deposit with brokers for collateral on swaps (Note 2)	96,012,460	—	6,645,586
Cash on deposit with brokers for collateral on futures (Note 2)	155,450,000	207,000	8,590,000
Receivable for securities sold	1,058,290,762	3,192,616	40,324,635
Dividends and interest receivable	161,506,232	136,578	14,271,507
Receivable for capital stock sold	35,649,205	16,659	5,549,545
Receivable for daily variation margin on futures contracts (Note 3)	21,097,206	1,129	5,169
Unrealized appreciation on foreign currency exchange contracts	4,691,762	136	476,692
Unrealized appreciation on foreign currency transactions	133,087	—	—
Net unrealized appreciation on unfunded commitments (Note 8)	—	—	1,658
Due from Adviser (Note 6)	—	6,600	—
Other assets	210,240	8,706	37,398

Total assets	40,510,563,094	58,743,922	3,063,890,746

Liabilities:
Bank overdraft	—	443	2,076,656
Foreign bank overdraft (Cost $0, $3 and $0, respectively)	—	3	—
Payable for securities purchased	5,398,002,786	12,130,154	300,879,445
Payable for capital stock redeemed	82,383,913	64,047	6,398,840
Unrealized depreciation on foreign currency exchange contracts	48,771,697	5,723	3,779,409
Distributions payable	9,402,866	235	3,038,924
Payable for daily variation margin on futures contracts (Note 3)	2,070,878	4,219	639,594
Unrealized depreciation on foreign currency transactions	—	10	1,043
Net unrealized depreciation on unfunded commitments (Note 8)	4,885	—	—
Advisory fees payable (Note 6)	10,498,487	9,882	1,504,110
Accrued trustees fees and expenses	323,762	356	19,496
Accrued distribution (12b-1) and service fees payable	625,996	1,519	28,488
Administrative fees payable	722,982	38,301	115,324
Accrued other expenses	4,309,986	62,558	388,285

Total liabilities	5,557,118,238	12,317,450	318,869,614

Net assets	$34,953,444,856	$46,426,472	$2,745,021,132

Class M Shares:
Net assets (Applicable to 292,048,674, 2,699,481 and 13,017,561, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$2,650,907,672	$11,204,723	$135,199,173

Net asset value, offering and redemption price per Class M share	$9.08	$4.15	$10.39

Class I Shares:
Net assets (Applicable to 2,404,952,242, 8,470,782 and 205,561,986, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$21,821,702,027	$35,221,749	$2,133,046,443

Net asset value, offering and redemption price per Class I share	$9.07	$4.16	$10.38

Class I-2 Shares:
Net assets (Applicable to 4,202,279, 0 and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$38,130,148	N/A	N/A

Net asset value, offering and redemption price per Class I-2 share	$9.07	N/A	N/A

Administrative Class Shares:
Net assets (Applicable to 48,408,065, 0 and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$439,772,103	N/A	N/A

Net asset value, offering and redemption price per Administrative Class share	$9.08	N/A	N/A

Plan Class Shares:
Net assets (Applicable to 1,175,548,063, 0 and 45,965,678, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$10,002,932,906	N/A	$476,775,516

Net asset value, offering and redemption price per Plan Class share	$8.51	N/A	$10.37

See accompanying Notes to Financial Statements.

160 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Statements of Assets and Liabilities

March 31, 2025

ASSETS:	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Net Assets Consist of:
Paid-in Capital (Note 9)	$48,640,473,886	$59,054,469	$3,292,008,164
Accumulated Earnings (Loss)	(13,687,029,030)	(12,627,997)	(546,987,032)

Net assets	$34,953,444,856	$46,426,472	$2,745,021,132

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 161

TCW Metropolitan West Funds

Statements of Operations

For the Year Ended March 31, 2025

	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND
Investment Income:
Interest	$30,550,615	$34,731,531	$1,245,174
Dividends - Affiliated	1,089,160	2,953,740	38,687
Dividends - Unaffiliated	920,100	1,099,237	29,303

Total investment income	32,559,875	38,784,508	1,313,164

Expenses:
Investment advisory fees (Note 6)	2,227,525	2,889,640	94,275
Administration fees	145,051	188,818	135,664
Distribution (12b-1) and service fees - class specific (Note 7):
Class M	260,720	35,357	18,329
Transfer agent fees	293,874	713,612	56,433
Registration and filing fees	67,444	45,161	32,954
Professional fees	38,895	48,418	26,382
Custodian fees	36,636	76,873	67,437
Trustees’ fees and expenses	12,150	23,901	818
Commitment fee	3,583	6,888	313
Interest expense	—	—	699
Miscellaneous expenses	45,291	52,028	18,138

Total operating expenses	3,131,169	4,080,696	451,442
Expenses waived and reimbursed (Note 6)	(197,419)	(451)	(303,361)

Net expenses	2,933,750	4,080,245	148,081

Net investment income	29,626,125	34,704,263	1,165,083

Realized and Change in Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Exchange Contracts, Foreign Currency Transactions and Swap Contracts:
Net realized gain (loss) on:
Investments - Affiliated	(26,920,367)	—	—
Investments - Unaffiliated	(7,255,692)	(1,829,880)	(324,030)
Futures contracts	181,263	(380,846)	71,197
Foreign currency exchange contracts	1,048,904	1,850,971	51,028
Foreign currency transactions	(101,451)	(115,422)	3,637
Swap contracts	—	—	7,704

Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	27,171,821	—	—
Investments - Unaffiliated	4,077,676	9,042,393	702,360
Futures contracts	598,969	1,504,914	15,318
Foreign currency exchange contracts	(811,555)	(1,292,274)	(34,729)
Foreign currency transactions	4,105	2,835	(149)
Swap contracts	—	—	(805)

Net realized and change in unrealized gain (loss) on investments, futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	(2,006,327)	8,782,691	491,531

Net Increase in Net Assets from Operations	$27,619,798	$43,486,954	$1,656,614

See accompanying Notes to Financial Statements.

162 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Statements of Operations

For the Year Ended March 31, 2025

	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND
Investment Income:
Interest	$48,205,980	$5,285,842	$805,898
Dividends - Affiliated	3,222,135	281,188	18,461
Dividends - Unaffiliated	1,192,381	81,220	8,719

Total investment income	52,620,496	5,648,250	833,078

Expenses:
Investment advisory fees (Note 6)	3,154,845	444,591	47,659
Administration fees	216,128	175,692	117,081
Distribution (12b-1) and service fees - class specific (Note 7):
Class M	247,332	114,148	2,901
Administrative Class	43	—	—
Transfer agent fees	945,503	99,507	37,732
Custodian fees	69,776	53,913	32,181
Professional fees	49,048	33,910	19,300
Registration and filing fees	43,660	32,079	30,184
Trustees’ fees and expenses	28,306	1,958	326
Commitment fee	6,742	637	116
Interest expense	—	—	6
Miscellaneous expenses	61,929	19,760	13,686

Total operating expenses	4,823,312	976,195	301,172
Expenses waived and reimbursed (Note 6)	—	(319,425)	(240,348)

Net expenses	4,823,312	656,770	60,824

Net investment income	47,797,184	4,991,480	772,254

Realized and Change in Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Exchange Contracts, Foreign Currency Transactions and Swap Contracts:
Net realized gain (loss) on:
Investments - Unaffiliated	(3,961,128)	(1,313,524)	113,836
Futures contracts	(2,178,063)	140,096	(58,552)
Foreign currency exchange contracts	919,661	111,104	—
Foreign currency transactions	114,530	(1,045)	(76)
Swap contracts	—	17,497	—

Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	18,932,022	923,349	279,708
Futures contracts	1,688,944	60,931	78,693
Foreign currency exchange contracts	(635,262)	(86,677)	(6,846)
Foreign currency transactions	(4,788)	9,735	—
Swap contracts	—	(1,830)	—

Net realized and change in unrealized gain (loss) on investments, futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	14,875,916	(140,364)	406,763

Net Increase in Net Assets from Operations	$62,673,100	$4,851,116	$1,179,017

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 163

TCW Metropolitan West Funds

Statements of Operations

For the Year Ended March 31, 2025

	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Investment Income:
Interest	$1,939,424,182	$2,072,508	$179,691,772
Dividends - Affiliated	67,947,625	137,875	8,273,488
Dividends - Unaffiliated	32,154,145	46,475	2,833,958

Total investment income	2,039,525,952	2,256,858	190,799,218

Expenses:
Investment advisory fees (Note 6)	147,565,058	119,277	17,023,203
Administration fees	2,613,279	121,459	361,791
Distribution (12b-1) and service fees - class specific (Note 7):	—	—	—
Class M	6,679,888	19,026	338,754
Administrative Class	2,994,601	—	—
Transfer agent fees	21,911,590	70,106	1,579,112
Interest expense	3,057,940	—	—
Trustees’ fees and expenses	1,140,712	1,198	72,204
Custodian fees	788,997	35,732	146,284
Professional fees	612,101	33,467	53,754
Commitment fee	415,292	174	21,892
Registration and filing fees	268,375	31,804	77,107
Miscellaneous expenses	1,951,625	14,577	117,498
Repayment of reimbursed expenses - Class M (Note 6)	—	—	1,748

Total operating expenses	189,999,458	446,820	19,793,347
Expenses waived and reimbursed (Note 6)	—	(265,578)	—

Net expenses	189,999,458	181,242	19,793,347

Net investment income	1,849,526,494	2,075,616	171,005,871

Realized and Change in Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Exchange Contracts, Foreign Currency Transactions and Swap Contracts:
Net realized gain (loss) on:
Investments - Affiliated	(64,597,088)	—	—
Investments - Unaffiliated	(595,775,376)	133,801	(28,824,013)
Futures contracts	(123,829,051)	(28,488)	3,495,052
Foreign currency exchange contracts	92,145,026	29,934	5,171,593
Foreign currency transactions	(4,331,487)	1,650	309,712
Swap contracts	58,473,348	—	2,368,826

Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	65,187,440	—	—
Investments - Unaffiliated	765,052,447	523,871	37,336,566
Futures contracts	96,883,902	23,362	3,860,009
Foreign currency exchange contracts	(66,738,919)	(18,831)	(4,617,183)
Foreign currency transactions	(160,060)	39	(23,146)
Swap contracts	(8,510,060)	—	(247,333)

Net realized and change in unrealized gain on investments, futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	213,800,122	665,338	18,830,083

Net Increase in Net Assets from Operations	$2,063,326,616	$2,740,954	$189,835,954

See accompanying Notes to Financial Statements.

164 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	HIGH YIELD BOND FUND		INTERMEDIATE BOND FUND
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Operations:
Net investment income	$29,626,125	$33,566,432	$34,704,263	$41,617,615
Net realized (loss) on investments	(34,176,059)	(17,002,189)	(1,829,880)	(19,886,504)
Net realized gain (loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	1,128,716	(1,856,542)	1,354,703	(7,638,038)
Net change in unrealized appreciation on investments	31,249,497	27,018,172	9,042,393	9,726,533
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	(208,481)	339,629	215,475	(2,654,600)

Net increase in net assets resulting from operations	27,619,798	42,065,502	43,486,954	21,165,006

Distributions to Shareholders:
Class M	(6,705,002)	(7,978,484)	(669,861)	(776,161)
Class I	(22,819,857)	(25,617,093)	(33,779,773)	(40,847,296)

Total Distributions	(29,524,859)	(33,595,577)	(34,449,634)	(41,623,457)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	92,148,198	28,953,228	6,867,464	5,313,966
Shares issued in reinvestment of distributions	6,435,519	7,661,376	665,953	774,768
Cost of shares redeemed	(116,321,544)	(61,238,115)	(9,385,617)	(8,825,375)

Total Class M capital share transactions	(17,737,827)	(24,623,511)	(1,852,200)	(2,736,641)

Class I:
Proceeds from sale of shares	123,501,808	114,335,825	131,180,098	307,256,991
Shares issued in reinvestment of distributions	17,938,923	20,462,368	30,652,342	35,763,780
Cost of shares redeemed	(171,394,583)	(146,132,953)	(492,769,621)	(247,428,013)

Total Class I capital share transactions	(29,953,852)	(11,334,760)	(330,937,181)	95,592,758

Net increase (decrease) in net assets derived from capital share transactions	(47,691,679)	(35,958,271)	(332,789,381)	92,856,117

Net increase (decrease) in net assets	(49,596,740)	(27,488,346)	(323,752,061)	72,397,666
Net assets at beginning of year	467,710,070	495,198,416	970,368,495	897,970,829

Net assets at end of year	$418,113,330	$467,710,070	$646,616,434	$970,368,495

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 165

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	INVESTMENT GRADE CREDIT FUND		LOW DURATION BOND FUND
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Operations:
Net investment income	$1,165,083	$720,616	$47,797,184	$62,135,081
Net realized (loss) on investments	(324,030)	(750,193)	(3,961,128)	(31,384,390)
Net realized gain (loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	133,566	(48,721)	(1,143,872)	(3,649,273)
Net change in unrealized appreciation on investments	702,360	719,531	18,932,022	28,652,588
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	(20,365)	(8,672)	1,048,894	(4,626,099)

Net increase in net assets resulting from operations	1,656,614	632,561	62,673,100	51,127,907

Distributions to Shareholders:
Class M	(304,729)	(217,135)	(5,681,447)	(8,065,480)
Class I	(857,024)	(503,697)	(41,952,624)	(54,036,315)
Administrative Class	—	—	(459)	(235)

Total Distributions	(1,161,753)	(720,832)	(47,634,530)	(62,102,030)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	3,547,784	4,619,139	14,818,651	23,878,819
Shares issued in reinvestment of distributions	303,981	215,703	5,620,131	7,989,466
Cost of shares redeemed	(2,417,192)	(1,808,358)	(65,369,643)	(175,627,096)

Total Class M capital share transactions	1,434,573	3,026,484	(44,930,861)	(143,758,811)

Class I:
Proceeds from sale of shares	3,306,085	16,250,851	166,017,192	229,594,053
Shares issued in reinvestment of distributions	852,524	497,271	36,335,018	46,323,700
Cost of shares redeemed	(4,833,936)	(3,393,060)	(499,812,255)	(634,863,182)

Total Class I capital share transactions	(675,327)	13,355,062	(297,460,045)	(358,945,429)

Administrative Class:
Proceeds from sale of shares	—	—	—	10,044
Shares issued in reinvestment of distributions	—	—	459	233
Cost of shares redeemed	—	—	—	(716)

Total Administrative Class capital share transactions	—	—	459	9,561

Net increase (decrease) in net assets derived from capital share transactions	759,246	16,381,546	(342,390,447)	(502,694,679)

Net increase (decrease) in net assets	1,254,107	16,293,275	(327,351,877)	(513,668,802)
Net assets at beginning of year	26,618,821	10,325,546	1,264,475,748	1,778,144,550

Net assets at end of year	$27,872,928	$26,618,821	$937,123,871	$1,264,475,748

See accompanying Notes to Financial Statements.

166 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	STRATEGIC INCOME FUND		SUSTAINABLE SECURITIZED FUND
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Operations:
Net investment income	$4,991,480	$5,173,629	$772,254	$406,399
Net realized gain (loss) on investments	(1,313,524)	(1,666,769)	113,836	(781,206)
Net realized gain (loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	267,652	301,300	(58,628)	(69,308)
Net change in unrealized appreciation on investments	923,349	816,002	279,708	740,604
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	(17,841)	(4,410)	71,847	(13,883)

Net increase in net assets resulting from operations	4,851,116	4,619,752	1,179,017	282,606

Distributions to Shareholders:
From net earnings
Class M	(3,292,045)	(3,794,595)	(66,715)	(2,014)
Class I	(1,690,445)	(1,498,263)	(704,461)	(363,941)
From tax return of capital
Class M	—	—	—	(223)
Class I	—	—	—	(40,201)

Total Distributions	(4,982,490)	(5,292,858)	(771,176)	(406,379)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	5,886,353	6,753,106	4,570,871	55,533
Shares issued in reinvestment of distributions	3,276,977	3,784,613	66,678	2,168
Cost of shares redeemed	(17,427,298)	(8,380,137)	(1,583,999)	(63,013)

Total Class M capital share transactions	(8,263,968)	2,157,582	3,053,550	(5,312)

Class I:
Proceeds from sale of shares	7,312,215	12,920,425	5,674,472	1,713,982
Shares issued in reinvestment of distributions	1,671,433	1,409,912	704,328	403,645
Cost of shares redeemed	(10,808,366)	(6,793,483)	(699,602)	(2,640,186)

Total Class I capital share transactions	(1,824,718)	7,536,854	5,679,198	(522,559)

Net increase (decrease) in net assets derived from capital share transactions	(10,088,686)	9,694,436	8,732,748	(527,871)

Net increase (decrease) in net assets	(10,220,060)	9,021,330	9,140,589	(651,644)
Net assets at beginning of year	75,241,991	66,220,661	7,759,204	8,410,848

Net assets at end of year	$65,021,931	$75,241,991	$16,899,793	$7,759,204

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 167

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	TOTAL RETURN BOND FUND		ULTRA SHORT BOND FUND

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024
Operations:
Net investment income	$1,849,526,494	$2,537,715,937	$2,075,616	$3,484,034
Net realized gain (loss) on investments	(660,372,464)	(3,143,613,406)	133,801	(2,344,733)
Net realized gain (loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	22,457,836	(452,768,829)	3,096	356,425
Net change in unrealized appreciation on investments	830,239,887	1,640,901,744	523,871	1,011,070
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	21,474,863	(125,879,131)	4,570	79,651

Net increase in net assets resulting from operations	2,063,326,616	456,356,315	2,740,954	2,586,447

Distributions to Shareholders:
Class M	(133,055,384)	(199,080,510)	(501,024)	(632,667)
Class I	(1,134,304,972)	(1,514,156,186)	(1,564,733)	(2,861,175)
Class I-2	(2,311,949)	(3,711,760)	—	—
Administrative Class	(29,539,261)	(53,157,819)	—	—
Plan Class	(554,238,033)	(743,968,929)	—	—

Total Distributions	(1,853,449,599)	(2,514,075,204)	(2,065,757)	(3,493,842)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	607,584,741	918,790,227	1,587,676	987,487
Shares issued in reinvestment of distributions	131,963,625	197,785,406	495,652	607,715
Cost of shares redeemed	(1,929,315,501)	(3,558,742,020)	(3,967,809)	(8,603,378)

Total Class M capital share transactions	(1,189,767,135)	(2,442,166,387)	(1,884,481)	(7,008,176)

Class I:
Proceeds from sale of shares	4,692,893,533	8,262,045,253	8,138,806	10,434,114
Shares issued in reinvestment of distributions	1,020,358,424	1,360,470,247	1,561,523	2,857,961
Cost of shares redeemed	(15,112,701,399)	(15,603,067,223)	(12,765,172)	(76,523,093)

Total Class I capital share transactions	(9,399,449,442)	(5,980,551,723)	(3,064,843)	(63,231,018)

Class I-2:
Proceeds from sale of shares	12,677,496	33,425,455	—	—
Shares issued in reinvestment of distributions	2,311,621	3,688,076	—	—
Cost of shares redeemed	(44,808,584)	(67,704,008)	—	—

Total Class I-2 capital share transactions	(29,819,467)	(30,590,477)	—	—

Administrative Class:
Proceeds from sale of shares	141,866,987	248,831,090	—	—
Shares issued in reinvestment of distributions	29,084,538	51,891,253	—	—
Cost of shares redeemed	(930,722,966)	(616,843,156)	—	—

Total Administrative Class capital share transactions	(759,771,441)	(316,120,813)	—	—

Plan Class:
Proceeds from sale of shares	2,328,171,925	3,421,603,095	—	—
Shares issued in reinvestment of distributions	499,271,217	689,320,525	—	—
Cost of shares redeemed	(8,680,721,779)	(5,424,667,833)	—	—

Total Plan Class capital share transactions	(5,853,278,637)	(1,313,744,213)	—	—

Net (decrease) in net assets derived from capital share transactions	(17,232,086,122)	(10,083,173,613)	(4,949,324)	(70,239,194)

Net (decrease) in net assets	(17,022,209,105)	(12,140,892,502)	(4,274,127)	(71,146,589)
Net assets at beginning of year	51,975,653,961	64,116,546,463	50,700,599	121,847,188

Net assets at end of year	$34,953,444,856	$51,975,653,961	$46,426,472	$50,700,599

See accompanying Notes to Financial Statements.

168 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	UNCONSTRAINED BOND FUND

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024
Operations:
Net investment income	$171,005,871	$178,379,311
Net realized (loss) on investments	(28,824,013)	(87,742,798)
Net realized gain on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	11,345,183	9,023,344
Net change in unrealized appreciation on investments	37,336,566	44,753,648
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	(1,027,653)	1,759,511

Net increase in net assets resulting from operations	189,835,954	146,173,016

Distributions to Shareholders:
From net earnings
Class M	(8,442,455)	(9,524,330)
Class I	(133,258,266)	(142,902,881)
Plan Class	(28,205,276)	(25,240,397)
From tax return of capital
Class M	—	(88,102)
Class I	—	(1,321,873)
Plan Class	—	(233,477)

Total Distributions	(169,905,997)	(179,311,060)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	20,465,012	22,080,451
Shares issued in reinvestment of distributions	8,338,060	9,478,301
Cost of shares redeemed	(36,273,456)	(48,055,330)

Total Class M capital share transactions	(7,470,384)	(16,496,578)

Class I:
Proceeds from sale of shares	543,810,167	678,623,647
Shares issued in reinvestment of distributions	95,066,265	102,224,307
Cost of shares redeemed	(555,988,874)	(1,070,859,376)

Total Class I capital share transactions	82,887,558	(290,011,422)

Plan Class:
Proceeds from sale of shares	77,785,250	28,461,757
Shares issued in reinvestment of distributions	28,182,270	25,473,840
Cost of shares redeemed	(30,968,166)	(5,145,946)

Total Plan Class capital share transactions	74,999,354	48,789,651

Net increase (decrease) in net assets derived from capital share transactions	150,416,528	(257,718,349)

Net increase (decrease) in net assets	170,346,485	(290,856,393)
Net assets at beginning of year	2,574,674,647	2,865,531,040

Net assets at end of year	$2,745,021,132	$2,574,674,647

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 169

TCW Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$9.28	$9.12	$10.06	$10.57	$9.27

Income from Investment Operations:
Net investment income[1]	0.60	0.60	0.50	0.38	0.36
Net realized and unrealized gain (loss)	(0.05)	0.16	(0.93)	(0.51)	1.31

Total Income (Loss) from Investment Operations	0.55	0.76	(0.43)	(0.13)	1.67

Less Distributions:
From net investment income	(0.60)	(0.60)	(0.51)	(0.38)	(0.37)

Net Asset Value, End of Year	$9.23	$9.28	$9.12	$10.06	$10.57

Total Return	6.06%	8.64%	(4.20)%	(1.30)%	18.14%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$93,236	$111,388	$134,178	$169,941	$198,337
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.92%	0.91%	0.91%	0.90%	0.91%
After expense waivers and reimbursements	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	6.44%	6.55%	5.45%	3.61%	3.53%
Portfolio Turnover Rate[2]	76%	82%	116%	117%	108%

[1]	Per share numbers have been calculated using the average share method.
[2]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 170

TCW Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS I

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$9.28	$9.12	$10.05	$10.57	$9.26

Income from Investment Operations:
Net investment income[1]	0.62	0.62	0.52	0.41	0.39
Net realized and unrealized gain (loss)	(0.05)	0.16	(0.92)	(0.52)	1.31

Total Income (Loss) from Investment Operations	0.57	0.78	(0.40)	(0.11)	1.70

Less Distributions:
From net investment income	(0.62)	(0.62)	(0.53)	(0.41)	(0.39)

Net Asset Value, End of Year	$9.23	$9.28	$9.12	$10.05	$10.57

Total Return	6.32%	8.91%	(3.87)%	(1.15)%	18.56%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$324,877	$356,322	$361,021	$552,768	$572,082
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.64%	0.62%	0.61%	0.61%	0.61%
After expense waivers and reimbursements	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	6.71%	6.81%	5.67%	3.88%	3.77%
Portfolio Turnover Rate[2]	76%	82%	116%	117%	108%

[1]	Per share numbers have been calculated using the average share method.
[2]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

171 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$9.35	$9.57	$10.10	$10.74	$10.65

Income from Investment Operations:
Net investment income[1]	0.37	0.38	0.29	0.11	0.13
Net realized and unrealized gain (loss)	0.11	(0.22)	(0.53)	(0.61)	0.36

Total Income (Loss) from Investment Operations	0.48	0.16	(0.24)	(0.50)	0.49

Less Distributions:
From net investment income	(0.37)	(0.38)	(0.29)	(0.11)	(0.13)
From net capital gains	—	—	—	(0.03)	(0.27)

Total Distributions	(0.37)	(0.38)	(0.29)	(0.14)	(0.40)

Net Asset Value, End of Year	$9.46	$9.35	$9.57	$10.10	$10.74

Total Return	5.27%	1.80%	(2.32)%	(4.63)%	4.63%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$16,202	$17,845	$21,053	$24,746	$36,452
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.70%	0.71%	0.72%	0.70%	0.71%
After expense waivers and reimbursements	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	3.99%	4.10%	3.00%	1.04%	1.22%
Portfolio Turnover Rate[2]	643%	588%	516%	399%	372%

[1]	Per share numbers have been calculated using the average share method.
[2]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 172

TCW Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS I

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$9.35	$9.56	$10.10	$10.73	$10.65

Income from Investment Operations:
Net investment income[1]	0.40	0.40	0.31	0.14	0.16
Net realized and unrealized gain (loss)	0.09	(0.21)	(0.54)	(0.60)	0.35

Total Income (Loss) from Investment Operations	0.49	0.19	(0.23)	(0.46)	0.51

Less Distributions:
From net investment income	(0.39)	(0.40)	(0.31)	(0.14)	(0.16)
From net capital gains	—	—	—	(0.03)	(0.27)

Total Distributions	(0.39)	(0.40)	(0.31)	(0.17)	(0.43)

Net Asset Value, End of Year	$9.45	$9.35	$9.56	$10.10	$10.73

Total Return	5.38%	2.12%	(2.22)%	(4.33)%	4.76%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$630,414	$952,523	$876,918	$768,271	$766,063
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.49%	0.48%[2]	0.49%	0.47%	0.48%
After expense waivers and reimbursements	0.49%	0.48%	0.49%	0.47%	0.48%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	4.21%	4.33%	3.26%	1.29%	1.44%
Portfolio Turnover Rate[3]	643%	588%	516%	399%	372%

[1]	Per share numbers have been calculated using the average share method.
[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.48%.
[3]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

173 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	INVESTMENT GRADE CREDIT FUND CLASS M

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$7.70	$7.82	$8.70	$9.67	$9.65

Income from Investment Operations:
Net investment income[1]	0.32	0.41	0.63	0.45	0.59
Net realized and unrealized gain (loss)	0.15	(0.11)	(0.84)	(0.95)	0.17

Total Income (Loss) from Investment Operations	0.47	0.30	(0.21)	(0.50)	0.76

Less Distributions:
From net investment income	(0.32)	(0.42)	(0.65)	(0.46)	(0.63)
From net capital gains	—	—	—	(0.01)	(0.11)
From tax return of capital	—	—	(0.02)	—	—

Total Distributions	(0.32)	(0.42)	(0.67)	(0.47)	(0.74)

Net Asset Value, End of Year	$7.85	$7.70	$7.82	$8.70	$9.67

Total Return	6.28%	4.01%	(2.24)%	(5.42)%	7.97%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$7,618	$6,041	$3,026	$2,259	$2,126
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.86%	2.56%	3.90%	2.16%	2.93%
After expense waivers and reimbursements	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	4.17%	5.33%	7.93%	4.75%	6.02%
Portfolio Turnover Rate[2]	440%	491%	231%	345%	92%

[1]	Per share numbers have been calculated using the average share method.
[2]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 174

TCW Metropolitan West Funds

Financial Highlights

	INVESTMENT GRADE CREDIT FUND CLASS I

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$7.70	$7.82	$8.70	$9.67	$9.65

Income from Investment Operations:
Net investment income[1]	0.34	0.42	0.67	0.45	0.65
Net realized and unrealized gain (loss)	0.15	(0.10)	(0.86)	(0.93)	0.13

Total Income (Loss) from Investment Operations	0.49	0.32	(0.19)	(0.48)	0.78

Less Distributions:
From net investment income	(0.34)	(0.44)	(0.67)	(0.48)	(0.65)
From net capital gains	—	—	—	(0.01)	(0.11)
From tax return of capital	—	—	(0.02)	—	—

Total Distributions	(0.34)	(0.44)	(0.69)	(0.49)	(0.76)

Net Asset Value, End of Year	$7.85	$7.70	$7.82	$8.70	$9.67

Total Return	6.50%	4.23%	(2.03)%	(5.22)%	8.20%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$20,254	$20,578	$7,299	$8,640	$10,105
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.61%	2.30%	3.62%	1.87%	2.68%
After expense waivers and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.38%	5.53%	8.38%	4.79%	6.56%
Portfolio Turnover Rate[2]	440%	491%	231%	345%	92%

[1]	Per share numbers have been calculated using the average share method.
[2]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

175 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$8.27	$8.30	$8.57	$8.88	$8.65

Income from Investment Operations:
Net investment income[1]	0.36	0.34	0.22	0.08	0.11
Net realized and unrealized gain (loss)	0.12	(0.03)	(0.26)	(0.31)	0.23

Total Income (Loss) from Investment Operations	0.48	0.31	(0.04)	(0.23)	0.34

Less Distributions:
From net investment income	(0.36)	(0.34)	(0.23)	(0.08)	(0.11)

Net Asset Value, End of Year	$8.39	$8.27	$8.30	$8.57	$8.88

Total Return	5.96%	3.82%	(0.46)%	(2.65)%	3.91%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$109,774	$152,721	$298,833	$474,682	$445,538
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.63%	0.62%	0.63%	0.62%	0.62%
After expense waivers and reimbursements	0.63%	0.62%	0.63%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	4.38%	4.08%	2.66%	0.87%	1.22%
Portfolio Turnover Rate[2]	454%	461%	450%	347%	256%

[1]	Per share numbers have been calculated using the average share method.
[2]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 176

TCW Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS I

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$8.27	$8.30	$8.58	$8.88	$8.65

Income from Investment Operations:
Net investment income[1]	0.38	0.35	0.24	0.09	0.12
Net realized and unrealized gain (loss)	0.12	(0.03)	(0.28)	(0.30)	0.24

Total Income (Loss) from Investment Operations	0.50	0.32	(0.04)	(0.21)	0.36

Less Distributions:
From net investment income	(0.38)	(0.35)	(0.24)	(0.09)	(0.13)

Net Asset Value, End of Year	$8.39	$8.27	$8.30	$8.58	$8.88

Total Return	6.17%	4.03%	(0.37)%	(2.34)%	4.12%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$827,339	$1,111,745	$1,479,311	$2,018,926	$2,034,540
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.43%	0.42%	0.42%	0.41%	0.42%
After expense waivers and reimbursements	0.43%	0.42%	0.42%	0.41%	0.42%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.57%	4.31%	2.85%	1.07%	1.39%
Portfolio Turnover Rate[2]	454%	461%	450%	347%	256%

[1]	Per share numbers have been calculated using the average share method.
[2]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

177 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND ADMINISTRATIVE CLASS

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$10.68	$10.73	$11.08	$11.48	$11.18

Income from Investment Operations:
Net investment income[1]	0.46	0.44	0.22	0.09	0.13
Net realized and unrealized gain (loss)	0.15	(0.06)	(0.28)	(0.40)	0.30

Total Income (Loss) from Investment Operations	0.61	0.38	(0.06)	(0.31)	0.43

Less Distributions:
From net investment income	(0.46)	(0.43)	(0.29)	(0.09)	(0.13)

Net Asset Value, End of Year	$10.83	$10.68	$10.73	$11.08	$11.48

Total Return	5.81%	3.77%	(0.48)%	(2.74)%	3.83%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$11	$10	$776 [2]	$1,709	$88
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.71%	0.70%	0.72%	0.72%	0.73%
After expense waivers and reimbursements	0.71%	0.70%	0.72%	0.72%	0.73%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.28%	4.18%	2.05%	0.80%	1.11%
Portfolio Turnover Rate[3]	454%	461%	450%	347%	256%

[1]	Per share numbers have been calculated using the average share method.
[2]	Represents the whole number without rounding to the 000s.
[3]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 178

TCW Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS M

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$6.18	$6.24	$6.89	$7.83	$7.29

Income from Investment Operations:
Net investment income[1]	0.45	0.45	0.51	0.73	0.47
Net realized and unrealized gain (loss)	(0.02)	(0.05)	(0.54)	(0.94)	0.54

Total Income (Loss) from Investment Operations	0.43	0.40	(0.03)	(0.21)	1.01

Less Distributions:
From net investment income	(0.44)	(0.46)	(0.62)	(0.73)	(0.47)

Net Asset Value, End of Year	$6.17	$6.18	$6.24	$6.89	$7.83

Total Return	7.27%	6.67%	(0.23)%	(2.99)%	14.14%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$43,931	$52,304	$50,681	$16,813	$15,471
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.51%	1.49%	1.86%	3.02%	2.73%
After expense waivers and reimbursements	1.04%	1.04%	1.04%	1.04%	2.28%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	7.22%	7.26%	8.24%	9.71%	6.12%
Portfolio Turnover Rate[2]	237%	260%	177%	77%	24%

[1]	Per share numbers have been calculated using the average share method.
[2]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

179 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS I

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$6.18	$6.24	$6.89	$7.83	$7.29

Income from Investment Operations:
Net investment income[1]	0.46	0.46	0.57	0.76	0.46
Net realized and unrealized gain (loss)	(0.01)	(0.05)	(0.59)	(0.95)	0.56

Total Income (Loss) from Investment Operations	0.45	0.41	(0.02)	(0.19)	1.02

Less Distributions:
From net investment income	(0.46)	(0.47)	(0.63)	(0.75)	(0.48)

Net Asset Value, End of Year	$6.17	$6.18	$6.24	$6.89	$7.83

Total Return	7.53%	7.10%	–%	(2.76)%	14.19%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$21,091	$22,938	$15,540	$9,310	$9,799
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.26%	1.22%	1.65%	2.77%	2.08%[2]
After expense waivers and reimbursements	0.80%	0.80%	0.80%	0.80%	2.08%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	7.44%	7.46%	9.08%	10.06%	5.92%
Portfolio Turnover Rate[3]	237%	260%	177%	77%	24%

[1]	Per share numbers have been calculated using the average share method.
[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.93%.
[3]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 180

TCW Metropolitan West Funds

Financial Highlights

	SUSTAINABLE SECURITIZED FUND CLASS M*

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	PERIOD ENDED MARCH 31, 2022
Net Asset Value, Beginning of Period	$8.34	$8.45	$9.36	$10.00

Income from Investment Operations:
Net investment income[1]	0.49	0.42	0.21	0.05
Net realized and unrealized gain (loss)	0.41	(0.07)	(0.88)	(0.61)

Total Income (Loss) from Investment Operations	0.90	0.35	(0.67)	(0.56)

Less Distributions:
From net investment income	(0.55)	(0.41)	(0.24)	(0.08)
From tax return of capital	—	(0.05)	—	—

Total Distributions	(0.55)	(0.46)	(0.24)	(0.08)

Net Asset Value, End of Period	$8.69	$8.34	$8.45	$9.36

Total Return	11.11%	4.33%	(7.15)%	(5.60)%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,120	$44	$50	$16
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.53%	4.15%	3.35%	2.15%[3]
After expense waivers and reimbursements	0.70%	0.70%	0.70%	0.79%[3]
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	5.74%	5.13%	2.43%	0.97%[3]
Portfolio Turnover Rate[4]	333%	312%	312%	276%[2]

*	The Sustainable Securitized Fund Class M Shares commenced operations on October 1, 2021.
[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

181 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	SUSTAINABLE SECURITIZED FUND CLASS I*

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	PERIOD ENDED MARCH 31, 2022
Net Asset Value, Beginning of Period	$8.35	$8.45	$9.37	$10.00

Income from Investment Operations:
Net investment income[1]	0.56	0.47	0.23	0.05
Net realized and unrealized gain (loss)	0.35	(0.09)	(0.89)	(0.63)

Total Income (Loss) from Investment Operations	0.91	0.38	(0.66)	(0.58)

Less Distributions:
From net investment income	(0.57)	(0.43)	(0.26)	(0.05)
From tax return of capital	—	(0.05)	—	—

Total Distributions	(0.57)	(0.48)	(0.26)	(0.05)

Net Asset Value, End of Period	$8.69	$8.35	$8.45	$9.37

Total Return	11.21%	4.67%	(7.04)%	(5.87)%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$13,780	$7,715	$8,361	$10,655
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.53%	3.82%	2.93%	1.80%[3]
After expense waivers and reimbursements	0.49%	0.49%	0.49%	0.49%[3]
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	6.56%	5.67%	2.61%	0.94%[3]
Portfolio Turnover Rate[4]	333%	312%	312%	276%[2]

*	The Sustainable Securitized Fund Class I Shares commenced operations on October 1, 2021.
[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 182

TCW Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$9.02	$9.28	$10.19	$10.82	$11.12

Income from Investment Operations:
Net investment income[1]	0.38	0.37	0.28	0.13	0.15
Net realized and unrealized gain (loss)	0.06	(0.26)	(0.91)	(0.63)	0.24

Total Income (Loss) from Investment Operations	0.44	0.11	(0.63)	(0.50)	0.39

Less Distributions:
From net investment income	(0.38)	(0.37)	(0.28)	(0.13)	(0.15)
From net capital gains	—	—	—	(0.00)[2]	(0.54)

Total Distributions	(0.38)	(0.37)	(0.28)	(0.13)	(0.69)

Net Asset Value, End of Year	$9.08	$9.02	$9.28	$10.19	$10.82

Total Return	4.96%	1.24%	(6.10)%	(4.69)%	3.31%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$2,650,908	$3,826,231	$6,442,440	$6,213,223	$7,154,434
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.65%	0.66%	0.67%	0.65%	0.67%
After expense waivers and reimbursements	0.65%	0.66%	0.67%	0.65%	0.67%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	4.18%	4.11%	3.04%	1.17%	1.28%
Portfolio Turnover Rate[3]	418%	450%	426%	467%	470%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

183 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS I

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$9.02	$9.28	$10.18	$10.82	$11.12

Income from Investment Operations:
Net investment income[1]	0.40	0.39	0.30	0.15	0.17
Net realized and unrealized gain (loss)	0.05	(0.26)	(0.90)	(0.64)	0.24

Total Income (Loss) from Investment Operations	0.45	0.13	(0.60)	(0.49)	0.41

Less Distributions:
From net investment income	(0.40)	(0.39)	(0.30)	(0.15)	(0.17)
From net capital gains	—	—	—	(0.00) [2]	(0.54)

Total Distributions	(0.40)	(0.39)	(0.30)	(0.15)	(0.71)

Net Asset Value, End of Year	$9.07	$9.02	$9.28	$10.18	$10.82

Total Return	5.06%	1.45%	(5.80)%	(4.58)%	3.54%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$21,821,702	$31,087,119	$38,399,347	$46,961,971	$52,980,073
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.44%	0.45%	0.45%	0.44%	0.45%
After expense waivers and reimbursements	0.44%	0.45%	0.45%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	4.40%	4.35%	3.19%	1.38%	1.49%
Portfolio Turnover Rate[3]	418%	450%	426%	467%	470%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 184

TCW Metropolitan West Funds

Financial Highlights

	TOTAL RETURN
	BOND FUND CLASS I-2
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$9.02	$9.28	$10.18	$10.82	$11.12

Income from Investment Operations:
Net investment income[1]	0.39	0.38	0.29	0.14	0.15
Net realized and unrealized gain (loss)	0.05	(0.26)	(0.89)	(0.64)	0.27

Total Income (Loss) from Investment Operations	0.44	0.12	(0.60)	(0.50)	0.42

Less Distributions:
From net investment income	(0.39)	(0.38)	(0.30)	(0.14)	(0.18)
From net capital gains	—	—	—	(0.00) [2]	(0.54)

Total Distributions	(0.39)	(0.38)	(0.30)	(0.14)	(0.72)

Net Asset Value, End of Year	$9.07	$9.02	$9.28	$10.18	$10.82

Total Return	4.99%	1.39%	(5.87)%	(4.65)%	3.65%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$38,130	$67,699	$102,076	$170,455	$116,857
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.51%	0.51%	0.52%	0.52%	0.52%
After expense waivers and reimbursements	0.51%	0.51%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.32%	4.28%	3.06%	1.33%	1.32%
Portfolio Turnover Rate[3]	418%	450%	426%	467%	470%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

185 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND ADMINISTRATIVE CLASS

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$9.03	$9.29	$10.19	$10.83	$11.13

Income from Investment Operations:
Net investment income[1]	0.37	0.36	0.27	0.12	0.13
Net realized and unrealized gain (loss)	0.05	(0.26)	(0.90)	(0.65)	0.24

Total Income (Loss) from Investment Operations	0.42	0.10	(0.63)	(0.53)	0.37

Less Distributions:
From net investment income	(0.37)	(0.36)	(0.27)	(0.11)	(0.13)
From net capital gains	—	—	—	(0.00)[2]	(0.54)

Total Distributions	(0.37)	(0.36)	(0.27)	(0.11)	(0.67)

Net Asset Value, End of Year	$9.08	$9.03	$9.29	$10.19	$10.83

Total Return	4.71%	1.12%	(6.10)%	(4.89)%	3.19%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$439,772	$1,191,464	$1,549,862	$1,963,315	$2,083,842
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.78%	0.78%	0.78%	0.77%	0.78%
After expense waivers and reimbursements	0.78%	0.78%	0.78%	0.77%	0.78%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	4.04%	4.01%	2.83%	1.06%	1.15%
Portfolio Turnover Rate[3]	418%	450%	426%	467%	470%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 186

TCW Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND PLAN CLASS

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$8.46	$8.70	$9.55	$10.15	$10.46

Income from Investment Operations:
Net investment income[1]	0.38	0.37	0.29	0.15	0.17
Net realized and unrealized gain (loss)	0.05	(0.24)	(0.85)	(0.60)	0.23

Total Income (Loss) from Investment Operations	0.43	0.13	(0.56)	(0.45)	0.40

Less Distributions:
From net investment income	(0.38)	(0.37)	(0.29)	(0.15)	(0.17)
From net capital gains	—	—	—	(0.00)[2]	(0.54)

Total Distributions	(0.38)	(0.37)	(0.29)	(0.15)	(0.71)

Net Asset Value, End of Year	$8.51	$8.46	$8.70	$9.55	$10.15

Total Return	5.18%	1.58%	(5.79)%	(4.50)%	3.65%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$10,002,933	$15,803,141	$17,622,821	$22,197,865	$24,605,977
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.37%	0.37%	0.37%	0.36%	0.37%
After expense waivers and reimbursements	0.37%	0.37%	0.37%	0.36%	0.37%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	4.47%	4.43%	3.26%	1.47%	1.57%
Portfolio Turnover Rate[3]	418%	450%	426%	467%	470%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

187 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$4.09	$4.10	$4.18	$4.25	$4.23

Income from Investment Operations:
Net investment income[1]	0.17	0.17	0.09	0.02	0.02
Net realized and unrealized gain (loss)	0.06	(0.00)[2]	(0.07)	(0.07)	0.02

Total Income (Loss) from Investment Operations	0.23	0.17	0.02	(0.05)	0.04

Less Distributions:
From net investment income	(0.17)	(0.18)	(0.10)	(0.02)	(0.02)

Net Asset Value, End of Year	$4.15	$4.09	$4.10	$4.18	$4.25

Total Return	5.82%	4.14%	0.49%	(1.14)%	1.03%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$11,205	$12,917	$19,995	$39,477	$61,925
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.06%	0.84%	0.75%	0.64%	0.65%
After expense waivers and reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets After expense waivers and reimbursements	4.23%	4.25%	2.24%	0.49%	0.49%
Portfolio Turnover Rate[3]	553%	544%	479%	336%	210%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 188

TCW Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$4.10	$4.11	$4.18	$4.26	$4.23

Income from Investment Operations:
Net investment income[1]	0.18	0.18	0.10	0.03	0.03
Net realized and unrealized gain (loss)	0.06	(0.01)	(0.06)	(0.08)	0.03

Total Income (Loss) from Investment Operations	0.24	0.17	0.04	(0.05)	0.06

Less Distributions:
From net investment income	(0.18)	(0.18)	(0.11)	(0.03)	(0.03)

Net Asset Value, End of Year	$4.16	$4.10	$4.11	$4.18	$4.26

Total Return	5.98%	4.31%	0.90%	(1.21)%	1.43%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$35,222	$37,783	$101,852	$158,258	$181,248
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.90%	0.66%	0.60%	0.49%	0.48%
After expense waivers and reimbursements	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.39%	4.37%	2.40%	0.66%	0.67%
Portfolio Turnover Rate[2]	553%	544%	479%	336%	210%

[1]	Per share numbers have been calculated using the average share method.
[2]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

189 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND CLASS M
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$10.31	$10.41	$11.17	$11.96	$11.12

Income from Investment Operations:
Net investment income[1]	0.65	0.65	0.51	0.30	0.30
Net realized and unrealized gain (loss)	0.07	(0.09)	(0.74)	(0.66)	0.93

Total Income (Loss) from Investment Operations	0.72	0.56	(0.23)	(0.36)	1.23

Less Distributions:
From net investment income	(0.64)	(0.65)	(0.53)	(0.30)	(0.30)
From net capital gains	—	—	—	(0.13)	(0.09)
From tax return of capital	—	(0.01)	—	—	—

Total Distributions	(0.64)	(0.66)	(0.53)	(0.43)	(0.39)

Net Asset Value, End of Year	$10.39	$10.31	$10.41	$11.17	$11.96

Total Return	7.23%	5.57%	(1.93)%	(3.15)%	11.14%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$135,199	$141,736	$160,181	$214,792	$258,424
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.03%[2]	1.04%[3]	1.04%	1.02%	1.03%
After expense waivers and reimbursements	1.03%	1.04%	1.04%	1.02%	1.03%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.27%	6.37%	4.81%	2.50%	2.56%
Portfolio Turnover Rate[4]	188%	257%	223%	182%	165%

[1]	Per share numbers have been calculated using the average share method.
[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.03%.
[3]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.04%.
[4]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 190

TCW Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$10.30	$10.40	$11.16	$11.95	$11.12

Income from Investment Operations:
Net investment income[1]	0.67	0.68	0.53	0.33	0.33
Net realized and unrealized gain (loss)	0.08	(0.10)	(0.73)	(0.66)	0.92

Total Income (Loss) from Investment Operations	0.75	0.58	(0.20)	(0.33)	1.25

Less Distributions:
From net investment income	(0.67)	(0.67)	(0.56)	(0.33)	(0.33)
From net capital gains	—	—	—	(0.13)	(0.09)
From tax return of capital	—	(0.01)	—	—	—

Total Distributions	(0.67)	(0.68)	(0.56)	(0.46)	(0.42)

Net Asset Value, End of Year	$10.38	$10.30	$10.40	$11.16	$11.95

Total Return	7.53%	5.87%	(1.65)%	(2.88)%	11.35%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$2,133,046	$2,035,211	$2,353,053	$3,648,832	$3,271,289
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.75%	0.75%	0.76%	0.74%	0.75%
After expense waivers and reimbursements	0.75%	0.75%	0.76%	0.74%	0.75%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.53%	6.65%	5.04%	2.79%	2.82%
Portfolio Turnover Rate[2]	188%	257%	223%	182%	165%

[1]	Per share numbers have been calculated using the average share method.
[2]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

191 / Annual Financial Statements March 2025

TCW Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND PLAN CLASS
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021
Net Asset Value, Beginning of Year	$10.30	$10.40	$11.15	$11.94	$11.11

Income from Investment Operations:
Net investment income[1]	0.68	0.69	0.56	0.34	0.34
Net realized and unrealized gain (loss)	0.07	(0.10)	(0.74)	(0.66)	0.92

Total Income (Loss) from Investment Operations	0.75	0.59	(0.18)	(0.32)	1.26

Less Distributions:
From net investment income	(0.68)	(0.68)	(0.57)	(0.34)	(0.34)
From net capital gains	—	—	—	(0.13)	(0.09)
From tax return of capital	—	(0.01)	—	—	—

Total Distributions	(0.68)	(0.69)	(0.57)	(0.47)	(0.43)

Net Asset Value, End of Year	$10.37	$10.30	$10.40	$11.15	$11.94

Total Return	7.49%	5.93%	(1.50)%	(2.83)%	11.44%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$476,776	$397,728	$352,297	$120,524	$63,815
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.69%	0.70%[2]	0.70%	0.69%	0.69%
After expense waivers and reimbursements	0.69%	0.70%	0.70%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.60%	6.73%	5.41%	2.87%	2.88%
Portfolio Turnover Rate[3]	188%	257%	223%	182%	165%

[1]	Per share numbers have been calculated using the average share method.
[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.
[3]	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

Annual Financial Statements March 2025 / 192

Notes to Financial Statements

March 31, 2025

1.	SUMMARY OF ORGANIZATION

The TCW Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Metropolitan West Asset Management, LLC (the “Adviser”), a federally registered investment adviser, provides the Funds (as defined below) with investment management services. The Trust currently consists of nine separate portfolios (each a “Fund” and collectively, the “Funds”): TCW MetWest High Yield Bond Fund (the “High Yield Bond Fund”), TCW MetWest Intermediate Bond Fund (the “Intermediate Bond Fund”), TCW MetWest Investment Grade Credit Fund (the “Investment Grade Credit Fund”), TCW MetWest Low Duration Bond Fund (the “Low Duration Bond Fund”), TCW MetWest Strategic Income Fund (the “Strategic Income Fund”), TCW MetWest Sustainable Securitized Fund (the “Sustainable Securitized Fund”), TCW MetWest Total Return Bond Fund (the “Total Return Bond Fund”), TCW MetWest Ultra Short Bond Fund (the “Ultra Short Bond Fund”) and TCW MetWest Unconstrained Bond Fund (the “Unconstrained Bond Fund”). The High Yield Bond Fund commenced investment operations on September 30, 2002 with Class M shares. Class I was added on March 31, 2003. The Intermediate Bond Fund commenced investment operations on June 28, 2002 with the Class I shares. Class M was added on June 30, 2003. The Investment Grade Credit Fund commenced investment operations on June 29, 2018 with Class M and Class I shares. The Low Duration Bond Fund commenced investment operations on March 31, 1997 with the Class M shares. Class I was added on March 31, 2000, and the Administrative Class was added on September 22, 2009. The Strategic Income Fund commenced investment operations on June 30, 2003 with Class M shares. Class I was added on March 31, 2004. The Sustainable Securitized Fund commenced investment operations on October 1, 2021 with Class M and Class I shares. The Total Return Bond Fund commenced investment operations on March 31, 1997 with the Class M shares. Class I was added on March 31, 2000; Class I-2 was added on March 6, 2020; Administrative Class was added on December 18, 2009; and the Plan Class added on July 31, 2011. The Ultra Short Bond Fund commenced investment operations on June 30, 2003 with the Class M shares. Class I was added on July 31, 2004. The Unconstrained Bond Fund commenced investment operations on September 30, 2011 with Class M and Class I shares; and the Plan Class was added on March 6, 2020. Each Fund is an investment company following the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services – Investment Companies.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield bonds (commonly known as “junk bonds”). The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, determined by the Adviser to be of comparable quality. The Fund’s portfolio duration is two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration is one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The Investment Grade Credit Fund seeks to maximize long-term total return. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from two to eight years.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration is up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This Fund uses techniques intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund focuses on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund focuses on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector- and issue-specific dislocations.

The Sustainable Securitized Fund seeks to maximize current income and achieve above average long-term total return by investing at least 80% of its net assets in debt securities issued by securitized vehicles and similar instruments that the Adviser believes satisfy one or more of its positive-screening environmental, social and governance (“ESG”) criteria to support sustainable initiatives. The Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years.

193 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

The Total Return Bond Fund seeks to maximize long-term total return. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration is two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration normally will remain within one year of its benchmark index. The Fund’s dollar-weighted average maturity normally exceeds one year.

The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. There is no limit on the weighted average maturity of the Fund’s portfolio, and the average portfolio duration of the fixed-income portion of the Fund’s portfolio is expected to vary from negative three (-3) years to positive eight (8) years.

A more complete description of the objectives and strategies of each of the Funds can be found in the Prospectuses and the Statement of Additional Information, which can be obtained at www.tcw.com or by calling (800) 241-4671.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of a Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or the “Board of Trustees”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Funds received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the

Annual Financial Statements March 2025 / 194

Notes to Financial Statements (Continued)

valuation designee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Adviser would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds expect to pay dividends monthly to shareholders. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the year ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

195 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 -	unadjusted quoted prices in active markets for identical securities

* Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 -	significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index-specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable.

Annual Financial Statements March 2025 / 196

Notes to Financial Statements (Continued)

Foreign currency contracts. The fair value of foreign currency contracts is derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the marketplace. As such, they can be categorized as Level 1. Other government and agencies securities are quoted based on similar securities and yields, and therefore would be categorized as Level 2.

As of March 31, 2025, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, warrants, preferred stocks, common stocks and corporate bonds.

197 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value as of March 31, 2025 is as follows:

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:
Short-Term Investments:
Money Market Funds	$12,351,650	$—	$—	$12,351,650
Long-Term Investments:
Bank Loans	—	59,431,533	—	59,431,533
Common Stock	—	—	451,116	451,116
Corporates	—	330,134,315	—	330,134,315
Municipal Bonds	—	1,110,800	—	1,110,800
U.S. Treasury Securities	944,668	—	—	944,668
Unfunded Commitments Appreciation	—	2,999	—	2,999
Warrant	—	—	80	80

Other Financial Instruments*

Assets:

Foreign Currency Exchange Contracts Foreign Currency Risk	—	79,758	—	79,758
Futures Contracts Interest Rate Risk	738,059	—	—	738,059

Liabilities:

Foreign Currency Exchange Contracts Foreign Currency Risk	—	(674,059)	—	(674,059)
Futures Contracts Interest Rate Risk	(181,726)	—	—	(181,726)

Total	$13,852,651	$390,085,346	$451,196	$404,389,193

*Other	financial instruments include foreign currency exchange contracts and futures.

Annual Financial Statements March 2025 / 198

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:
Money Market Funds	$61,710,028	$669,311	$—	$62,379,339

Long-Term Investments:
Asset-Backed Securities	—	36,546,310	1,622,041	38,168,351
Bank Loans	—	7,425,803	—	7,425,803
Common Stock	—	—	591,100	591,100
Corporates	—	136,403,470	—	136,403,470
Foreign Government Obligations	—	453,422	—	453,422
Mortgage-Backed Securities	—	165,389,819	—	165,389,819
Municipal Bonds	—	7,177,363	—	7,177,363
Purchased Swaptions	—	134,462	—	134,462
Rights	—	—	200,460	200,460
U.S. Treasury Securities	299,344,787	8,162,282	—	307,507,069

Liabilities:

Long-Term Investments:
Unfunded Commitments Depreciation	—	(65)	—	(65)

Other Financial Instruments*

Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk	—	172,053	—	172,053
Futures Contracts
Interest Rate Risk	1,615,507	—	—	1,615,507

Liabilities:

Foreign Currency Exchange Contracts
Foreign Currency Risk	—	(1,049,505)	—	(1,049,505)
Futures Contracts
Interest Rate Risk	(398,442)	—	—	(398,442)

Total	$362,271,880	$361,484,725	$2,413,601	$726,170,206

*Other financial instruments include foreign currency exchange contracts and futures.

199 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

INVESTMENT GRADE CREDIT FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:
Money Market Funds	$936,919	$—	$—	$936,919
U.S. Treasury Bills	174,814	—	—	174,814

Long-Term Investments:
Asset-Backed Securities	—	1,394,482	28,209	1,422,691
Corporates	—	15,192,830	—	15,192,830
Mortgage-Backed Securities	—	8,214,434	1	8,214,435
Municipal Bonds	—	443,503	—	443,503
Purchased Swaptions	—	5,355	—	5,355
U.S. Treasury Securities	4,844,561	325,458	—	5,170,019

Other Financial Instruments*

Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk	—	177	—	177
Futures Contracts
Interest Rate Risk	59,702	—	—	59,702

Liabilities:

Foreign Currency Exchange Contracts
Foreign Currency Risk	—	(34,748)	—	(34,748)
Futures Contracts
Interest Rate Risk	(59,248)	—	—	(59,248)

Total	$5,956,748	$25,541,491	$28,210	$31,526,449

*Other financial instruments include foreign currency exchange contracts and futures.

Annual Financial Statements March 2025 / 200

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets:
Short-Term Investments:
Money Market Funds	$22,396,747	$—	$—	$22,396,747
Long-Term Investments:
Asset-Backed Securities	—	120,955,002	4,795,600	125,750,602
Bank Loans	—	9,555,116	—	9,555,116
Corporates	—	281,708,608	—	281,708,608
Foreign Government Obligations	—	644,866	—	644,866
Mortgage-Backed Securities	—	496,732,408	—	496,732,408
Municipal Bonds	—	11,188,700	—	11,188,700
Purchased Swaptions	—	182,624	—	182,624
U.S. Treasury Securities	189,461,775	—	—	189,461,775

Liabilities:
Long-Term Investments:
Unfunded Commitments Depreciation	—	(66)	—	(66)

Other Financial Instruments*

Assets:
Foreign Currency Exchange Contracts Foreign Currency Risk	—	125,272	—	125,272
Futures Contracts Interest Rate Risk	3,872,098	—	—	3,872,098

Liabilities:
Foreign Currency Exchange Contracts Foreign Currency Risk	—	(470,722)	—	(470,722)
Futures Contracts Interest Rate Risk	(4,229,951)	—	—	(4,229,951)

Total	$211,500,669	$920,621,808	$4,795,600	$1,136,918,077

*Other	financial instruments include foreign currency exchange contracts and futures.

201 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets:
Short-Term Investments:
Money Market Funds	$7,121,296	$168,429	$—	$7,289,725
Long-Term Investments:
Asset-Backed Securities	—	9,661,489	94,380	9,755,869
Common Stock	43,110	—	38,008	81,118
Corporates	—	14,848,072	—	14,848,072
Mortgage-Backed Securities	—	34,905,261	230,992	35,136,253
Municipal Bonds	—	97,052	—	97,052
Rights	—	—	12,889	12,889
U.S. Treasury Securities	4,583,950	—	—	4,583,950

Other Financial Instruments*

Assets:
Foreign Currency Exchange Contracts Foreign Currency Risk	—	10,021	—	10,021
Futures Contracts Interest Rate Risk	127,429	—	—	127,429

Liabilities:
Foreign Currency Exchange Contracts Foreign Currency Risk	—	(78,288)	—	(78,288)
Futures Contracts Interest Rate Risk	(93,170)	—	—	(93,170)

Total	$11,782,615	$59,612,036	$376,269	$71,770,920

*Other	financial instruments include foreign currency exchange contracts and futures.

SUSTAINABLE SECURITIZED FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets:
Short-Term Investments:
Money Market Funds	$100,555	$—	$—	$100,555
Long-Term Investments:
Asset-Backed Securities	—	3,770,384	—	3,770,384
Mortgage-Backed Securities	—	13,463,562	—	13,463,562
U.S. Treasury Securities	1,363,492	171,511	—	1,535,003

Other Financial Instruments*

Assets:
Foreign Currency Exchange Contracts Foreign Currency Risk	—	533	—	533
Futures Contracts Interest Rate Risk	84,286	—	—	84,286

Liabilities:
Foreign Currency Exchange Contracts Foreign Currency Risk	—	(7,379)	—	(7,379)
Futures Contracts Interest Rate Risk	(785)	—	—	(785)

Total	$1,547,548	$17,398,611	$—	$18,946,159

*Other	financial instruments include foreign currency exchange contracts and futures.

Annual Financial Statements March 2025 / 202

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets:
Short-Term Investments:
Money Market Funds	$1,736,327,625	$36,136,726	$—	$1,772,464,351
Long-Term Investments:
Asset-Backed Securities	—	1,825,377,668	67,302,488	1,892,680,156
Bank Loans	—	566,659,662	—	566,659,662
Common Stock	—	—	37,537,840	37,537,840
Corporates	—	5,345,777,351	2,829,949	5,348,607,300
Foreign Government Obligations	—	215,226,639	—	215,226,639
Mortgage-Backed Securities	—	18,630,093,164	221,183,009	18,851,276,173
Municipal Bonds	—	144,655,210	—	144,655,210
Purchased Swaptions	—	7,091,076	—	7,091,076
Rights	—	—	9,338,794	9,338,794
U.S. Treasury Securities	9,685,293,304	424,503,730	—	10,109,797,034

Liabilities:
Long-Term Investments:
Unfunded Commitments Depreciation	—	(4,885)	—	(4,885)

Other Financial Instruments*

Assets:
Foreign Currency Exchange Contracts Foreign Currency Risk	—	4,691,762	—	4,691,762
Futures Contracts Interest Rate Risk	82,800,412	—	—	82,800,412

Liabilities:
Foreign Currency Exchange Contracts Foreign Currency Risk	—	(48,771,697)	—	(48,771,697)
Futures Contracts Interest Rate Risk	(11,562,013)	—	—	(11,562,013)

Total	$11,492,859,328	$27,151,436,406	$338,192,080	$38,982,487,814

*Other	financial instruments include foreign currency exchange contracts and futures.

203 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets:
Short-Term Investments:
Money Market Funds	$1,504,931	$—	$—	$1,504,931
Long-Term Investments:
Asset-Backed Securities	—	5,394,844	—	5,394,844
Corporates	—	12,089,890	—	12,089,890
Mortgage-Backed Securities	—	19,629,709	—	19,629,709
Municipal Bonds	—	93,115	—	93,115
Purchased Swaptions	—	9,190	—	9,190
U.S. Treasury Securities	14,737,279	1,715,540	—	16,452,819

Other Financial Instruments*

Assets:
Foreign Currency Exchange Contracts Foreign Currency Risk	—	136	—	136
Futures Contracts Interest Rate Risk	87,650	—	—	87,650

Liabilities:
Foreign Currency Exchange Contracts Foreign Currency Risk	—	(5,723)	—	(5,723)
Futures Contracts Interest Rate Risk	(141,042)	—	—	(141,042)

Total	$16,188,818	$38,926,701	$—	$55,115,519

*Other	financial instruments include foreign currency exchange contracts and futures.

Annual Financial Statements March 2025 / 204

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:
Money Market Funds	$281,493,086	$7,104,479	$—	$288,597,565

Long-Term Investments:
Asset-Backed Securities	—	303,689,782	28,546,982	332,236,764
Bank Loans	—	94,991,465	—	94,991,465
Common Stock	5,575,560	—	2,905,022	8,480,582
Corporates	—	479,792,521	103,518	479,896,039
Foreign Government Obligations	—	47,501,728	—	47,501,728
Mortgage-Backed Securities	—	1,630,139,710	4,956,661	1,635,096,371
Municipal Bonds	—	8,984,964	—	8,984,964
Rights	—	—	494,705	494,705
U.S. Treasury Securities	90,800,532	—	—	90,800,532
Unfunded Commitments Appreciation	—	1,658	—	1,658

Other Financial Instruments*

Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk	—	476,692	—	476,692
Futures Contracts
Interest Rate Risk	6,816,163	—	—	6,816,163

Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk	—	(3,779,409)	—	(3,779,409)
Futures Contracts
Interest Rate Risk	(5,730,120)	—	—	(5,730,120)

Total	$378,955,221	$2,568,903,590	$37,006,888	$2,984,865,699

*Other financial instruments include foreign currency exchange contracts and futures.

Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.

205 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

For the year ended March 31, 2025, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	WARRANT	TOTAL
Balance as of
April 1, 2024	$—	$2,034,867	$1,360	$16	$2,036,243
Accrued discounts/premiums	27,260	—	—	—	27,260
Realized (loss)	—	(121,020)	(1,384,946)	—	(1,505,966)
Change in unrealized appreciation (depreciation)*	(45,530)	453,285	1,386,712	64	1,794,531
Purchases	—	207,804	—	—	207,804
Sales	—	(2,123,820)	(3,126)	—	(2,126,946)
Transfers into Level 3**	18,270	—	—	—	18,270
Transfers out of Level 3**	—	—	—	—	—

Balance as of
March 31, 2025	$—	$451,116	$—	$80	$451,196

*The change in unrealized appreciation (depreciation) on securities still held at March 31, 2025 was $453,349 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2024, the Fund used significant observable inputs in determining the value of certain investments. As of March 31, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $18,270 transferred from level 2 to level 3 in the disclosure hierarchy.

INTERMEDIATE BOND FUND	ASSET-BACKED SECURITIES	COMMON STOCK	RIGHTS	TOTAL
Balance as of
April 1, 2024	$1,694,031	$410,704	$—	$2,104,735
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation*	67,672	23,382	200,453	291,507
Purchases	—	157,021	7	157,028
Sales	(139,662)	(7)	—	(139,669)
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of
March 31, 2025	$1,622,041	$591,100	$200,460	$2,413,601

*The change in unrealized appreciation (depreciation) on securities still held at March 31, 2025 was $291,507 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the year ended March 31, 2025.

Annual Financial Statements March 2025 / 206

Notes to Financial Statements (Continued)

INVESTMENT GRADE CREDIT FUND	ASSET-BACKED SECURITIES	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of
April 1, 2024	$29,461	$1,738	$31,199
Accrued discounts/premiums	—	(31,349)	(31,349)
Realized gain (loss)	—	—	—
Change in unrealized appreciation*	1,177	29,612	30,789
Purchases	—	—	—
Sales	(2,429)	—	(2,429)
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of
March 31, 2025	$28,209	$1	$28,210

*The change in unrealized appreciation (depreciation) on securities still held at March 31, 2025 was $5,358 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the year ended March 31, 2025.

LOW DURATION BOND FUND	ASSET-BACKED SECURITIES	COMMON STOCK	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of
April 1, 2024	$5,008,441	$—	$3,175,417	$8,183,858
Accrued discounts/premiums	—	—	(1,437,148)	(1,437,148)
Realized (loss)	—	(6,025,409)	—	(6,025,409)
Change in unrealized appreciation*	200,074	6,078,660	967,971	7,246,705
Purchases	—	—	—	—
Sales	(412,915)	(53,251)	(2,706,240)	(3,172,406)
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of
March 31, 2025	$4,795,600	$—	$—	$4,795,600

*The change in unrealized appreciation (depreciation) on securities still held at March 31, 2025 was $200,074 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the year ended March 31, 2025.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES	RIGHTS	TOTAL
Balance as of
April 1, 2024	$98,071	$28,004	$23	$335,654	$—	$461,752
Accrued discounts/premiums	198	—	—	208,528	—	208,726
Realized (loss)	—	—	(23,766)	(929,597)	—	(953,363)
Change in unrealized appreciation*	665	1,674	23,795	705,139	12,889	744,162
Purchases	—	8,330	—	—	—	8,330
Sales	(4,554)	—	(52)	(88,732)	—	(93,338)
Transfers into Level 3**	—	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	—	—

Balance as of
March 31, 2025	$94,380	$38,008	$—	$230,992	$12,889	$376,269

*The change in unrealized appreciation (depreciation) on securities still held at March 31, 2025 was $(163,241) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the year ended March 31, 2025.

207 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES	RIGHTS	TOTAL
Balance as of
April 1, 2024	$53,913,791	$64,506,719	$3,030,429	$370,866,545	$—	$492,317,484
Accrued discounts/premiums	(1,525,353)	—	(19,656)	(1,158,492)	—	(2,703,501)
Realized gain (loss)	—	(206,860)	(2,018)	—	3,316,653	3,107,775
Change in unrealized appreciation (depreciation)*	69,948	9,700,189	(158,713)	2,851,546	9,338,474	21,801,444
Purchases	18,600,000	—	—	—	437	18,600,437
Sales	(3,755,898)	(36,462,208)	(20,093)	(151,376,590)	(3,316,770)	(194,931,559)
Transfers into Level 3**	—	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	—	—

Balance as of
March 31, 2025	$67,302,488	$37,537,840	$2,829,949	$221,183,009	$9,338,794	$338,192,080

*The change in unrealized appreciation (depreciation) on securities still held at March 31, 2025 was $21,752,224 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the year ended March 31, 2025.

ULTRA SHORT BOND FUND	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of
April 1, 2024	$9,388	$9,388
Accrued discounts/premiums	(2,344)	(2,344)
Realized (loss)	(15,501)	(15,501)
Change in unrealized appreciation	14,633	14,633
Purchases	—	—
Sales	(6,176)	(6,176)
Transfers into Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of
March 31, 2025	$—	$—

*There were no transfers between level 2 and 3 for the year ended March 31, 2025.

UNCONSTRAINED BOND FUND	ASSET-BACKED SECURITIES	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES	RIGHTS	TOTAL
Balance as of
April 1, 2024	$10,251,532	$3,799,346	$428,202	$6,937,647	$—	$21,416,727
Accrued discounts/premiums	(1,199)	8,259	392,015	36,725	—	435,800
Realized gain (loss)	(2,882)	(3,264)	(1,412,179)	(485,280)	487,483	(1,416,122)
Change in unrealized appreciation*	363,121	458,623	877,384	688,507	494,688	2,882,323
Purchases	19,522,158	—	115,027	2,441,817	34	22,079,036
Sales	(1,585,748)	(1,357,942)	(296,931)	(4,662,755)	(487,500)	(8,390,876)
Transfers into Level 3**	—	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	—	—

Balance as of
March 31, 2025	$28,546,982	$2,905,022	$103,518	$4,956,661	$494,705	$37,006,888

*The change in unrealized appreciation (depreciation) on securities still held at March 31, 2025 was $1,313,084 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the year ended March 31, 2025.

Annual Financial Statements March 2025 / 208

Notes to Financial Statements (Continued)

Significant unobservable valuations inputs for Level 3 investments as of March 31, 2025, are as follows:

HIGH YIELD BOND FUND	FAIR VALUE AT 3/31/25	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Bank Loans	$—	Broker Quote	Offered Quote	$—	$—	Increase
Common Stock	$451,116	Third-Party Vendor	Vendor Prices	$28.75	$28.75	Increase
Warrant	$—	Broker Quote	Offered Quote	$—	$—	Increase
Warrant	$80	Third-Party Vendor	Vendor Prices	$5.00	$5.00	Increase
INTERMEDIATE BOND FUND	FAIR VALUE AT 3/31/25	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$1,622,041	Broker Quote	Offered Quote	$92.32	$92.32	Increase
Common Stock	$591,100	Third-Party Vendor	Vendor Prices	$28.75	$28.75	Increase
Rights	$200,460	Third-Party Vendor	Vendor Prices	$9.75	$9.75	Increase
INVESTMENT GRADE CREDIT FUND	FAIR VALUE AT 3/31/25	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$28,209	Broker Quote	Offered Quote	$92.32	$92.32	Increase
Mortgage-Backed Securities-
Non-Agency Commercial	$1	Third-Party Vendor	Vendor Prices	$—	$—	Increase
LOW DURATION BOND FUND	FAIR VALUE AT 3/31/25	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$4,795,600	Broker Quote	Offered Quote	$92.32	$92.32	Increase
STRATEGIC INCOME FUND	FAIR VALUE AT 3/31/25	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$52,893	Broker Quote	Offered Quote	$92.32	$92.32	Increase
Asset-Backed Securities	$41,487	Third-Party Vendor	Vendor Prices	$9.88	$9.88	Increase
Common Stock	$38,008	Third-Party Vendor	Vendor Prices	$28.75	$28.75	Increase
Mortgage-Backed
Securities-Non-Agency	$230,992	Third-Party Vendor	Vendor Prices	$9.64	$9.64	Increase
Rights	$12,889	Third-Party Vendor	Vendor Prices	$9.75	$9.75	Increase

209 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	FAIR VALUE AT 3/31/25	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$63,826,664	Broker Quote	Offered Quote	$92.32 - $101.25	$97.74	Increase
Asset-Backed Securities	$3,475,824	Third-Party Vendor	Vendor Prices	$1.32	$1.32	Increase
Common Stock	$37,537,840	Third-Party Vendor	Vendor Prices	$28.75	$28.75	Increase
Corporate Securities	$2,829,949	Third-Party Vendor	Vendor Prices	$96.15	$96.15	Increase
Mortgage-Backed
Securities-Non-Agency	$5,426,713	Third-Party Vendor	Vendor Prices	$0.86 - $98.02	$10.53	Increase
Mortgage-Backed Securities-
Non-Agency Commercial	$215,756,296	Broker Quote	Offered Quote	$98.73 - $99.89	$99.42	Increase
Rights	$9,338,794	Third-Party Vendor	Vendor Prices	$9.75	$9.75	Increase

UNCONSTRAINED BOND FUND	FAIR VALUE AT 3/31/25	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$22,136,562	Broker Quote	Offered Quote	$92.32 - $101.25	$97.63	Increase
Asset-Backed Securities	$6,410,420	Third-Party Vendor	Vendor Prices	$101.86	$101.86	Increase
Common Stock	$8,776	Broker Quote	Offered Quote	$0.17	$0.17	Increase
Common Stock	$2,896,246	Third-Party Vendor	Vendor Prices	$28.75	$28.75	Increase
Corporate Securities	$103,518	Third-Party Vendor	Vendor Prices	$0.64 - $4.89	$4.00	Increase
Mortgage-Backed
Securities-Non-Agency	$6,398	Third-Party Vendor	Vendor Prices	$0.49 - $4.97	$0.81	Increase
Mortgage-Backed Securities-
Non-Agency Commercial	$2,317,003	Broker Quote	Offered Quote	$98.73	$98.73	Increase
Mortgage-Backed Securities-
U.S. Agency	$2,633,260	Third-Party Vendor	Vendor Prices	$6.03	$6.03	Increase
Rights	$494,705	Third-Party Vendor	Vendor Prices	$9.75	$9.75	Increase

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Advisor monitors the third-party brokers and vendors as part of its valuation process.

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the location of derivative instruments on the Funds’ Statements of Assets and Liabilities as of March 31, 2025:

LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE TYPE	ASSET DERIVATIVES	LIABILITY DERIVATIVES
Interest rate contracts	Unrealized appreciation on swap contracts Premiums paid for swap contracts Receivable for daily variation margin Investments, at value	Unrealized depreciation on swap contracts Premiums received on swap contracts Payable for daily variation margin Options written
Credit contracts	Unrealized appreciation on swap contracts Premiums paid for swap contracts	Unrealized depreciation on swap contracts Premiums received for swap contracts
Equity contracts	Unrealized appreciation on swap contracts Premiums paid for swap contracts Receivable for daily variation margin —	Unrealized depreciation on swap contracts Premiums received for swap contracts Payable for daily variation margin Options written
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts

Annual Financial Statements March 2025 / 210

Notes to Financial Statements (Continued)

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of March 31, 2025:

	ASSET DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND
Interest contracts: Futures[1]	$738,059	$1,615,507	$59,702	$3,872,098	$127,429
Options and swaptions purchased	—	134,462	5,355	182,624	—
Foreign currency exchange contracts:
Forwards	79,758	172,053	177	125,272	10,021

Total	$817,817	$1,922,022	$65,234	$4,179,994	$137,450

	ASSET DERIVATIVE INVESTMENTS

		SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts: Futures[1]		$84,286	$82,800,412	$87,650	$6,816,163
Options and swaptions purchased		—	7,091,076	9,190	—
Foreign currency exchange contracts:
Forwards		533	4,691,762	136	476,692

Total		$84,819	$94,583,250	$96,976	$7,292,855

1Includes cumulative appreciation (depreciation) of financial futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s margin variation is reported within the Statements of Assets and Liabilities.

	LIABILITY DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND
Interest contracts: Futures[1]	$(181,726)	$(398,442)	$(59,248)	$(4,229,951)	$(93,170)
Foreign currency exchange contracts:
Forwards	(674,059)	(1,049,505)	(34,748)	(470,722)	(78,288)

Total	$(855,785)	$(1,447,947)	$(93,996)	$(4,700,673)	$(171,458)

	LIABILITY DERIVATIVE INVESTMENTS

		SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts: Futures[1]		$(785)	$(11,562,013)	$(141,042)	$(5,730,120)
Foreign currency exchange contracts:
Forwards		(7,379)	(48,771,697)	(5,723)	(3,779,409)

Total		$(8,164)	$(60,333,710)	$(146,765)	$(9,509,529)

1Includes cumulative appreciation (depreciation) of financial futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s margin variation is reported within the Statements of Assets and Liabilities.

211 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended March 31, 2025:

REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND
Interest contracts: Futures	$181,263	$(380,846)	$71,197	$(2,178,063)	$140,096
Swaps	—	—	7,704	—	17,497
Foreign currency exchange contracts:
Forwards	1,048,904	1,850,971	51,028	919,661	111,104

Total	$1,230,167	$1,470,125	$129,929	$(1,258,402)	$268,697

REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

		SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts: Futures		$(58,552)	$(123,829,051)	$(28,488)	$3,495,052
Swaps		—	58,473,348	—	2,368,826
Foreign currency exchange contracts:
Forwards		—	92,145,026	29,934	5,171,593

Total		$(58,552)	$26,789,323	$1,446	$11,035,471

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND
Interest contracts: Futures	$598,969	$1,504,914	$15,318	$1,688,944	$60,931
Options and swaptions purchased[1]	—	(164,717)	(6,562)	(223,718)	—
Swaps	—	—	(805)	—	(1,830)
Foreign currency exchange contracts:
Forwards	(811,555)	(1,292,274)	(34,729)	(635,262)	(86,677)

Total	$(212,586)	$47,923	$(26,778)	$829,964	$(27,576)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

		SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts: Futures		$78,693	$96,883,902	$23,362	$3,860,009
Options and swaptions purchased[1]		—	(8,717,767)	(11,258)	—
Swaps		—	(8,510,060)	—	(247,333)
Foreign currency exchange contracts:
Forwards		(6,846)	(66,738,919)	(18,831)	(4,617,183)

Total		$71,847	$12,917,156	$(6,727)	$(1,004,507)

1Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Annual Financial Statements March 2025 / 212

Notes to Financial Statements (Continued)

AVERAGE PERIOD BALANCE OF OUTSTANDING DERIVATIVE FINANCIAL INSTRUMENTS[1]
	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND

Financial futures contracts:
Average number of contracts purchased	660	1,609	65	4,181	122
Average number of contracts sold	160	270	26	2,529	43
Average value of contracts purchased	$396,683	$855,807	$28,986	$2,139,713	$70,952
Average value of contracts sold	$124,707	$380,398	$39,073	$1,999,441	$68,724
Interest rate swaps:
Average number of contracts - receives fixed rate	—	—	1	—	1
Average notional - receives fixed rate	$—	$—	$52	$—	$118
Purchased swaptions:
Average number of contracts	—	1	1	1	—
Average notional value	$—	$74,795	$2,979	$101,586	$—
Foreign currency exchange contracts:
Average number of contracts sold	6	9	3	5	5
Average value of contracts sold	$446,418	$793,918	$20,645	$284,646	$46,470

AVERAGE PERIOD BALANCE OF OUTSTANDING DERIVATIVE FINANCIAL INSTRUMENTS[1]
	SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND

Financial futures contracts:
Average number of contracts purchased	40	77,797	98	6,714
Average number of contracts sold	3	8,111	101	3,059
Average value of contracts purchased	$38,897	$40,120,575	$49,761	$3,779,418
Average value of contracts sold	$196	$11,113,698	$72,314	$4,041,350
Interest rate swaps:
Average number of contracts - receives fixed rate	—	2	—	1
Average notional - receives fixed rate	$—	$354,901	$—	$15,908
Purchased swaptions:
Average number of contracts	—	1	1	—
Average notional value	$—	$3,952,211	$5,112	$—
Foreign currency exchange contracts:
Average number of contracts sold	1	14	2	10
Average value of contracts sold	$1,712	$36,346,085	$4,847	$2,445,765

1Amounts disclosed represent the volume of derivative contracts for the period ended March 31, 2025.

Counterparty Credit Risk:

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds to perform, and not the counterparty.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk

213 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically of $250,000 or $500,000 before a transfer is required, which is determined at the close of business of the Fund, and additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards update No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Funds disclose in the Statements of Assets and Liabilities both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Funds disclose collateral received and posted in connection with master netting agreements or similar arrangements.

Annual Financial Statements March 2025 / 214

Notes to Financial Statements (Continued)

The following table presents High Yield Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		HIGH YIELD BOND FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]

Citibank N.A.
Foreign Currency Exchange Contracts	$7,255	$—	$(7,255)	$—

The Bank of New York Mellon
Foreign Currency Exchange Contracts	$72,503	$—	$—	$72,503

Total	$79,758	$—	$(7,255)	$72,503

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents High Yield Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		HIGH YIELD BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]

Bank of America N.A.
Foreign Currency Exchange Contracts	$20,866	$—	$—	$20,866

Citibank N.A.
Foreign Currency Exchange Contracts	$581,701	$(574,446)	$(7,255)	$—

Goldman Sachs International
Foreign Currency Exchange Contracts	$71,492	$—	$—	$71,492

Total	$674,059	$(574,446)	$(7,255)	$92,358

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

215 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

The following table presents Intermediate Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		INTERMEDIATE BOND FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$64,031	$—	$(64,031)	$—

Goldman Sachs International
Foreign Currency Exchange Contracts	$108,022	$—	$(108,022)	$—

JPMorgan Chase
Swaptions	$70,906	$—	$—	$70,906

Morgan Stanley
Swaptions	$63,556	$—	$—	$63,556

Total	$306,515	$—	$(172,053)	$134,462

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents Intermediate Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		INTERMEDIATE BOND FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$1,481	$—	$—	$1,481

Citibank N.A.
Foreign Currency Exchange Contracts	$932,699	$(819,813)	$(64,031)	$48,855

Goldman Sachs International
Foreign Currency Exchange Contracts	$115,325	$—	$(108,022)	$7,303

Total	$1,049,505	$(819,813)	$(172,053)	$57,639

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

Annual Financial Statements March 2025 / 216

Notes to Financial Statements (Continued)

The following table presents Investment Grade Credit Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		INVESTMENT GRADE CREDIT FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Goldman Sachs International
Foreign Currency Exchange Contracts	$177	$—	$(177)	$—

JPMorgan Chase
Swaptions	$2,817	$—	$—	$2,817

Morgan Stanley
Swaptions	$2,538	$—	$—	$2,538

Total	$5,532	$—	$(177)	$5,355

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

The following table presents Investment Grade Credit Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		INVESTMENT GRADE CREDIT FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$114	$—	$—	$114

Citibank N.A.
Foreign Currency Exchange Contracts	$1,143	$—	$—	$1,143

Goldman Sachs International
Foreign Currency Exchange Contracts	$33,491	$—	$(177)	$33,314

Total	$34,748	$—	$(177)	$34,571

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

217 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

The following table presents Low Duration Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		LOW DURATION BOND FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Goldman Sachs International
Foreign Currency Exchange Contracts	$111,366	$—	$(81,418)	$29,948

JPMorgan Chase
Swaptions	$96,307	$—	$—	$96,307

Morgan Stanley
Swaptions	$86,317	$—	$—	$86,317

The Bank of New York Mellon
Foreign Currency Exchange Contracts	$13,906	$—	$(13,906)	$—

Total	$307,896	$—	$(95,324)	$212,572

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents Low Duration Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		LOW DURATION BOND FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$56,749	$—	$—	$56,749

Goldman Sachs International
Foreign Currency Exchange Contracts	$81,418	$—	$(81,418)	$—

The Bank of New York Mellon
Foreign Currency Exchange Contracts	$332,555	$(310,000)	$(13,906)	$8,649

Total	$470,722	$(310,000)	$(95,324)	$65,398

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

Annual Financial Statements March 2025 / 218

Notes to Financial Statements (Continued)

The following table presents Strategic Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		STRATEGIC INCOME FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$3,823	$—	$(3,823)	$—

Goldman Sachs International
Foreign Currency Exchange Contracts	$5,092	$—	$(5,092)	$—

The Bank of New York Mellon
Foreign Currency Exchange Contracts	$1,106	$—	$—	$1,106

Total	$10,021	$—	$(8,915)	$1,106

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents Strategic Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		STRATEGIC INCOME FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$390	$—	$—	$390

Citibank N.A.
Foreign Currency Exchange Contracts	$72,545	$—	$(3,823)	$68,722

Goldman Sachs International
Foreign Currency Exchange Contracts	$5,353	$—	$(5,092)	$261

Total	$78,288	$—	$(8,915)	$69,373

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

219 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

The following table presents Sustainable Securitized Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

	SUSTAINABLE SECURITIZED FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Goldman Sachs International
Foreign Currency Exchange Contracts	$533	$—	$(533)	$—

Total	$533	$—	$(533)	$—

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents Sustainable Securitized Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

	SUSTAINABLE SECURITIZED FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED1	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Goldman Sachs International
Foreign Currency Exchange Contracts	$7,379	$—	$(533)	$6,846

Total	$7,379	$—	$(533)	$6,846

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

Annual Financial Statements March 2025 / 220

Notes to Financial Statements (Continued)

The following table presents Total Return Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		TOTAL RETURN BOND FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$176,440	$—	$(176,440)	$—

Citibank N.A.
Foreign Currency Exchange Contracts	$3,399,761	$(246,294)	$(3,121,423)	$32,044

Goldman Sachs International
Foreign Currency Exchange Contracts	$1,110,780	$—	$(1,110,780)	$—
Swaptions	$927,917	$—	$—	$927,917

	$2,038,697	$—	$(1,110,780)	$927,917

JPMorgan Chase
Swaptions	$3,732,488	$—	$—	$3,732,488

Morgan Stanley
Swaptions	$2,430,671	$—	$—	$2,430,671

The Bank of New York Mellon
Foreign Currency Exchange Contracts	$4,781	$—	$—	$4,781

Total	$11,782,838	$(246,294)	$(4,408,643)	$7,127,901

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents Total Return Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		TOTAL RETURN BOND FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$41,406,064	$(41,229,624)	$(176,440)	$—

Citibank N.A.
Foreign Currency Exchange Contracts	$3,121,423	$—	$(3,121,423)	$—

Goldman Sachs International
Foreign Currency Exchange Contracts	$4,161,349	$(1,860,000)	$(1,110,780)	$1,190,569

State Street Global Markets LLC
Foreign Currency Exchange Contracts	$82,861	$—	$—	$82,861

Total	$48,771,697	$(43,089,624)	$(4,408,643)	$1,273,430

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

221 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

The following table presents Ultra Short Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		ULTRA SHORT BOND FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$136	$—	$(136)	$—

JPMorgan Chase
Swaptions	$4,846	$—	$—	$4,846

Morgan Stanley
Swaptions	$4,344	$—	$—	$4,344

Total	$9,326	$—	$(136)	$9,190

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

The following table presents Ultra Short Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		ULTRA SHORT BOND FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$5,723	$—	$(136)	$5,587

Total	$5,723	$—	$(136)	$5,587

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

Annual Financial Statements March 2025 / 222

Notes to Financial Statements (Continued)

The following table presents Unconstrained Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		UNCONSTRAINED BOND FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$204,813	$—	$(204,813)	$—

Goldman Sachs International
Foreign Currency Exchange Contracts	$246,994	$—	$(246,994)	$—

The Bank of New York Mellon
Foreign Currency Exchange Contracts	$24,885	$—	$(24,885)	$—

Total	$476,692	$—	$(476,692)	$—

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents Unconstrained Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2025:

		UNCONSTRAINED BOND FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$2,049	$—	$—	$2,049

Citibank N.A.
Foreign Currency Exchange Contracts	$2,818,713	$(2,598,243)	$(204,813)	$15,657

Goldman Sachs International
Foreign Currency Exchange Contracts	$766,889	$(519,895)	$(246,994)	$—

The Bank of New York Mellon
Foreign Currency Exchange Contracts	$191,758	$—	$(24,885)	$166,873

Total	$3,779,409	$(3,118,138)	$(476,692)	$184,579

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

3.	PORTFOLIO INVESTMENTS

The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the year ended March 31, 2025.

223 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, there may be volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the year ended March 31, 2025, certain interest-only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated

Annual Financial Statements March 2025 / 224

Notes to Financial Statements (Continued)

prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines approved by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short, that is, without owning it, and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The High Yield Bond Fund, Investment Grade Credit Fund, Strategic Income Fund and Sustainable Securitized Fund may not make short sales of securities or maintain a short position if more than 33 1/3% of the Fund’s total assets (taken at current value) are held as collateral for such sales at any one time. The Intermediate Bond Fund, Low Duration Bond Fund, Total Return Bond Fund, Ultra Short Bond Fund and Unconstrained Bond Fund will not make total short sales exceeding 25% of the Fund’s total assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment). At March 31, 2025, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the year ended March 31, 2025, the High Yield Bond Fund, the Intermediate Bond Fund, the Low Duration Bond Fund, the Total Return Bond Fund, and the Unconstrained Bond Fund received in-kind payments with respect to PIK securities of $679,706, $7,590, $10,028, $570,406, and $401,238, respectively.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of March 31, 2025, the Funds did not hold any repurchase agreements.

225 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered secured borrowings by the Fund for purposes of the percentage limitations applicable to borrowings in accordance with ASC 860, Transfers and Servicing. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are not permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of March 31, 2025, the Funds did not hold any reverse repurchase agreements.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Fund’s obligation to repurchase the securities.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written.

Annual Financial Statements March 2025 / 226

Notes to Financial Statements (Continued)

These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of March 31, 2025, the Funds did not hold any options.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all of the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay

227 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted for swap contracts, net of assets received as collateral, is also disclosed in the Notes to Schedules of Portfolio Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities. As of March 31, 2025, the Funds did not hold any credit default swaps.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve, or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At March 31, 2025, the Intermediate Bond Fund, Investment Grade Credit Fund, Low Duration Bond Fund, Total Return Bond Fund and Ultra Short Bond Fund held swaptions.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps, is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At March 31, 2025, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

4.	RISK CONSIDERATIONS

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Market Risk: Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Annual Financial Statements March 2025 / 228

Notes to Financial Statements (Continued)

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgaged-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If an unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain of the Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving both borrower criteria as well as collateral criteria that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime - Any asset-backed bond whose collateral was residential mortgages which were considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

229 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

Alt-A - Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg were considered to be Alt-A bonds.

Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Funds’ Statements of Assets and Liabilities.

Changes to U.S. tariff and import/export regulations may have a negative effect on our portfolio holdings and, in turn, on our performance: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

5.	SECURITIES TRANSACTIONS

Investment transactions for the year ended March 31, 2025, including taxable corporate actions, excluding U.S. government and short-term investments, were as follows:

PORTFOLIO	PURCHASES	SALES
High Yield Bond Fund	$269,273,030	$286,539,734
Intermediate Bond Fund	75,735,421	186,748,913
Investment Grade Credit Fund	7,043,212	3,284,501
Low Duration Bond Fund	226,883,821	388,990,320
Strategic Income Fund	10,077,007	15,651,281
Sustainable Securitized Fund	9,369,700	2,096,612
Total Return Bond Fund	3,080,186,818	10,188,734,407
Ultra Short Bond Fund	12,829,111	10,063,796
Unconstrained Bond Fund	618,134,216	745,863,365

Investment transactions in U.S. government securities including mortgage dollar roll transactions for the year ended March 31, 2025 were as follows:

PORTFOLIO	PURCHASES	SALES
High Yield Bond Fund	$35,550,404	$34,600,071
Intermediate Bond Fund	5,319,356,685	5,499,315,437
Investment Grade Credit Fund	125,456,710	127,137,121
Low Duration Bond Fund	5,310,696,387	5,543,065,394
Strategic Income Fund	145,364,187	144,730,223
Sustainable Securitized Fund	43,638,074	41,282,317
Total Return Bond Fund	191,450,648,641	206,711,311,188
Ultra Short Bond Fund	284,011,207	288,845,452
Unconstrained Bond Fund	4,356,038,446	4,250,577,073

There were no purchases or sales of securities from affiliated investment accounts for the year ended March 31, 2025. These trades are in accordance with the provisions set forth in Section 17(a)-7 of the 1940 Act.

Annual Financial Statements March 2025 / 230

Notes to Financial Statements (Continued)

Investment transactions in the shares of affiliated issuers for the year ended March 31, 2025 were as follows:

	VALUE AT BEGINNING OF YEAR	PURCHASES	SALES	DIVIDEND/ INTEREST	VALUE AT END OF YEAR	SHARES HELD AT END OF YEAR	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION

High Yield Bond Fund
Homer City Holdings LLC*	$—	$—	$(251,454)	$—	$—	—	$(26,920,367)	$27,171,821
TCW Central Cash Fund	$—	$252,489,160	$(242,700,000)	$1,089,160	$9,789,160	9,789,160	$—	$—

Intermediate Bond Fund
TCW Central Cash Fund	$—	$2,482,313,740	$(2,426,800,000)	$2,953,740	$55,513,740	55,513,740	$—	$—
TCW Private Asset Income Fund	$—	$669,311	$—	$—	$669,311	66,931	$—	$—

Investment Grade Credit Fund
TCW Central Cash Fund	$—	$42,838,687	$(42,027,000)	$38,687	$811,687	811,687	$—	$—

Low Duration Bond Fund
TCW Central Cash Fund	$—	$1,581,362,135	$(1,564,000,000)	$3,222,135	$17,362,135	17,362,135	$—	$—

Strategic Income Fund
TCW Central Cash Fund	$—	$48,831,188	$(42,091,000)	$281,188	$6,740,188	6,740,188	$—	$—
TCW Private Asset Income Fund	$—	$168,429	$—	$—	$168,429	16,843	$—	$—

Sustainable Securitized Fund
TCW Central Cash Fund	$—	$14,708,462	$(14,707,290)	$18,461	$1,172	1,172	$—	$—

Total Return Bond Fund
Homer City Holdings LLC*	$—	$—	$(590,352)	$—	$—	—	$(64,597,088)	$65,187,440
TCW Central Cash Fund	$—	$31,343,427,625	$(29,607,100,000)	$67,947,625	$1,736,327,625	1,736,327,625	$—	$—
TCW Private Asset Income Fund	$—	$36,136,726	$—	$—	$36,136,726	3,613,673	$—	$—

Ultra Short Bond Fund
TCW Central Cash Fund	$—	$100,977,875	$(99,628,000)	$137,875	$1,349,875	1,349,875	$—	$—

Unconstrained Bond Fund
TCW Central Cash Fund	$—	$1,244,763,488	$(970,700,000)	$8,273,488	$274,063,488	274,063,488	$—	$—
TCW Private Asset Income Fund	$—	$7,104,479	$—	$—	$7,104,479	710,448	$—	$—

*Affiliates not held at period end.

6.	INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS

As compensation for advisory services, the Adviser charges the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Sustainable Securitized Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.50%, 0.35%, 0.35%, 0.30%, 0.65%, 0.40%, 0.35%, 0.25% and 0.65%, respectively, of each Fund’s average daily net assets.

The Adviser has agreed in an operating expenses agreement with the Trust to limit each Fund’s expenses (excluding interest, taxes, brokerage commissions, short sales dividend expense, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) as described in the table below. The operating

231 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

expenses agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such payments to the extent that the Fund’s operating expenses are otherwise below its expense cap at both the time of the waiver and the recoupment. The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the independent trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the year.

Investment advisory fees and related contractual expense limitations for the year ended March 31, 2025, were as follows:

PORTFOLIO	INVESTMENT ADVISORY FEE RATE					CONTRACTUAL EXPENSE LIMITATION[1]

	CLASS M	CLASS I	CLASS I-2	ADMINI- STRATIVE CLASS	PLAN CLASS	CLASS M	CLASS I	CLASS I-2	ADMINI- STRATIVE CLASS	PLAN CLASS
High Yield Bond Fund	0.50%	0.50%	N/A	N/A	N/A	0.85%	0.60%	N/A	N/A	N/A
Intermediate Bond Fund	0.35%	0.35%	N/A	N/A	N/A	0.70%	0.49%	N/A	N/A	N/A
Investment Grade Credit Fund	0.35%	0.35%	N/A	N/A	N/A	0.70%	0.49%	N/A	N/A	N/A
Low Duration Bond Fund	0.30%	0.30%	N/A	0.30%	N/A	0.63%	0.44%	N/A	0.83%	N/A
Strategic Income Fund	0.65%	0.65%	N/A	N/A	N/A	1.04%	0.80%	N/A	N/A	N/A
Sustainable Securitized Fund	0.40%	0.40%	N/A	N/A	N/A	0.70%	0.49%	N/A	N/A	N/A
Total Return Bond Fund	0.35%	0.35%	0.35%	0.35%	0.35%	0.70%	0.49%	0.54%	0.90%	0.39%
Ultra Short Bond Fund	0.25%	0.25%	N/A	N/A	N/A	0.50%	0.34%	N/A	N/A	N/A
Unconstrained Bond Fund	0.65%	0.65%	N/A	N/A	0.65%	1.04%	0.80%	N/A	N/A	0.70%

1The Adviser has agreed not to reduce or discontinue this contractual expense limitation until July 31, 2025, unless approved by the Board.

At March 31, 2025, the balance of recoupable expenses with expiration dates for the Funds were as follows:

PORTFOLIO	2026	2027	2028	TOTAL

High Yield Bond Fund	$130,452	$135,512	$197,419	$463,383

Intermediate Bond Fund	3,695	1,163	451	5,309

Investment Grade Credit Fund	293,818	239,989	303,361	837,168

Strategic Income Fund	339,161	312,702	319,425	971,288

Sustainable Securitized Fund	262,567	238,549	240,348	741,464

Ultra Short Bond Fund	326,076	259,120	265,578	850,774

Total	$1,355,769	$1,187,035	$1,326,582	$3,869,386

Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Each of the independent trustees receives an annual retainer of $137,500 and $6,500 for each meeting of the Board attended in person and $1,000 for each meeting attended telephonically. The chairman of the Board receives an annual retainer of $51,000 and the vice chairman of the Board receives an additional annual retainer of $34,000. The respective chairman of the Audit Committee and the Nominating and Governance Committee each receives an additional annual retainer of $8,500. The Trust has an unfunded, nonqualified deferred compensation plan (the “Deferred Compensation Plan”) for certain eligible Trustees. The Deferred Compensation Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board, deferred fees will be paid out in a single sum in cash or a maximum of 10 annual installments. The expenses related to the annual retainer, meeting fees, and/or any fluctuation in the selected Funds under the Deferred Compensation Plan are recorded in Trustees’ fees and expenses in the Statements of Operations.

7.	SHARE MARKETING (12b-1) PLAN AND SHAREHOLDER SERVICING PLAN

The Trust has a Share Marketing Plan (or the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to Class M shares of the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Sustainable Securitized Fund, the Total Return Bond Fund, the Ultra Short Bond Fund, the Unconstrained Bond Fund, and the Administrative Class shares of the Low Duration Bond Fund and Total Return Bond Fund. Under the 12b-1 Plan, the Trust pays TCW Funds Distributors, Inc., as the Trust’s distribution coordinator, an annual fee up to 0.25% of the particular Fund’s average daily net assets attributable to Class M shares and Administrative Class shares to reimburse expenses in connection

Annual Financial Statements March 2025 / 232

Notes to Financial Statements (Continued)

with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the year ended March 31, 2025.

The Board of Trustees has adopted a Shareholder Servicing Plan that allows each Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of a Fund through the intermediary. The fee is payable under the Shareholder Servicing Plan at an annual rate not to exceed 0.25% of the particular Fund’s average daily net assets attributable to the Administrative Share class, but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary.

8.	COMMITMENTS AND CONTINGENCIES

The High Yield Bond Fund, Intermediate Bond Fund, Low Duration Bond Fund, Total Return Bond Fund and Unconstrained Bond Fund had the following unfunded commitments and unrealized gain by investment as of March 31, 2025:

HIGH YIELD BOND FUND UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
DG Investment Intermediate Holdings 2, Inc., Delayed-Draw Term Loan, 1st Lien	March 2028	$86,297	$(1,127)
Amer Rock Salt Co. LLC, Delayed-Draw Term Loan	June 2028	444,679	4,403
Kelso Industries LLC, Delayed-Draw Term Loan, 1st Lien	December 2029	73,612	(277)

Total Unfunded Commitments		$604,588	$2,999

INTERMEDIATE BOND FUND UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED (LOSS)
Kelso Industries LLC, Delayed-Draw Term Loan, 1st Lien	December 2029	$13,250	$(50)
Amspec Parent LLC, Delayed-Draw Term Loan B, 1st Lien	December 2031	2,629	(15)

Total Unfunded Commitments		$15,879	$(65)

LOW DURATION BOND FUND UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED (LOSS)
Kelso Industries LLC, Delayed-Draw Term Loan, 1st Lien	December 2029	$17,667	$(66)

Total Unfunded Commitments		$17,667	$(66)

TOTAL RETURN BOND FUND UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED (LOSS)
Kelso Industries LLC, Delayed-Draw Term Loan, 1st Lien	December 2029	$958,426	$(3,607)
Amspec Parent LLC, Delayed-Draw Term Loan B, 1st Lien	December 2031	230,620	(1,278)

Total Unfunded Commitments		$1,189,046	$(4,885)

UNCONSTRAINED BOND FUND UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
DG Investment Intermediate Holdings 2, Inc., Delayed-Draw Term Loan, 1st Lien	March 2028	$47,288	$(618)
Amer Rock Salt Co. LLC, Delayed-Draw Term Loan	June 2028	288,521	2,857
Kelso Industries LLC, Delayed-Draw Term Loan, 1st Lien	December 2029	97,167	(366)
Amspec Parent LLC, Delayed-Draw Term Loan B, 1st Lien	December 2031	38,691	(215)

Total Unfunded Commitments		$471,667	$1,658

233 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

9.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	HIGH YIELD BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of year	11,997,116	14,711,106	38,392,204	39,596,938

Shares sold	9,892,114	3,165,323	13,270,854	12,622,005
Shares issued through reinvestment of distributions	692,304	842,006	1,930,144	2,250,448
Shares redeemed	(12,482,973)	(6,721,319)	(18,394,900)	(16,077,187)

Net (decrease) in fund shares	(1,898,555)	(2,713,990)	(3,193,902)	(1,204,734)

Shares outstanding at end of year	10,098,561	11,997,116	35,198,302	38,392,204

	INTERMEDIATE BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of year	1,907,699	2,200,742	101,869,339	91,699,168

Shares sold	733,362	569,844	13,963,790	32,905,385
Shares issued through reinvestment of distributions	71,038	82,972	3,270,809	3,833,163
Shares redeemed	(998,629)	(945,859)	(52,414,337)	(26,568,377)

Net increase (decrease) in fund shares	(194,229)	(293,043)	(35,179,738)	10,170,171

Shares outstanding at end of year	1,713,470	1,907,699	66,689,601	101,869,339

	INVESTMENT GRADE CREDIT FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of year	784,171	386,999	2,671,571	933,323

Shares sold	459,510	604,265	426,426	2,122,752
Shares issued through reinvestment of distributions	39,127	28,184	109,813	65,011
Shares redeemed	(312,263)	(235,277)	(627,478)	(449,515)

Net increase (decrease) in fund shares	186,374	397,172	(91,239)	1,738,248

Shares outstanding at end of year	970,545	784,171	2,580,332	2,671,571

	LOW DURATION BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of year	18,460,695	35,993,593	134,377,563	178,166,430

Shares sold	1,780,184	2,905,784	19,935,861	27,907,420
Shares issued through reinvestment of distributions	675,175	972,473	4,364,999	5,637,166
Shares redeemed	(7,834,637)	(21,411,155)	(60,088,718)	(77,333,453)

Net (decrease) in fund shares	(5,379,278)	(17,532,898)	(35,787,858)	(43,788,867)

Shares outstanding at end of year	13,081,417	18,460,695	98,589,705	134,377,563

Annual Financial Statements March 2025 / 234

Notes to Financial Statements (Continued)

	LOW DURATION BOND FUND

	ADMINISTRATIVE CLASS	ADMINISTRATIVE CLASS
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024
Change in Fund shares:
Shares outstanding at beginning of year	981	72

Shares sold	—	954
Shares issued through reinvestment of distributions	43	22
Shares redeemed	—	(67)

Net increase in fund shares	43	909

Shares outstanding at end of year	1,024	981

	STRATEGIC INCOME FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024
Change in Fund shares:
Shares outstanding at beginning of year	8,467,294	8,125,761	3,714,442	2,492,168

Shares sold	954,127	1,097,738	1,188,313	2,098,801
Shares issued through reinvestment of distributions	532,117	616,658	271,291	229,781
Shares redeemed	(2,830,093)	(1,372,863)	(1,752,969)	(1,106,308)

Net increase (decrease) in fund shares	(1,343,849)	341,533	(293,365)	1,222,274

Shares outstanding at end of year	7,123,445	8,467,294	3,421,077	3,714,442

	SUSTAINABLE SECURITIZED FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024
Change in Fund shares:
Shares outstanding at beginning of year	5,255	5,958	924,112	989,282

Shares sold	529,937	6,763	660,960	207,789
Shares issued through reinvestment of distributions	7,709	265	81,725	48,921
Shares redeemed	(183,799)	(7,731)	(81,800)	(321,880)

Net increase (decrease) in fund shares	353,847	(703)	660,885	(65,170)

Shares outstanding at end of year	359,102	5,255	1,584,997	924,112

	TOTAL RETURN BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024
Change in Fund shares:
Shares outstanding at beginning of year	424,049,209	694,341,407	3,446,644,876	4,139,805,317

Shares sold	67,411,786	101,926,092	521,208,590	918,263,351
Shares issued through reinvestment of distributions	14,649,070	22,015,920	113,307,757	151,631,718
Shares redeemed	(214,061,391)	(394,234,210)	(1,676,208,981)	(1,763,055,510)

Net (decrease) in fund shares	(132,000,535)	(270,292,198)	(1,041,692,634)	(693,160,441)

Shares outstanding at end of year	292,048,674	424,049,209	2,404,952,242	3,446,644,876

235 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

			TOTAL RETURN BOND FUND
			CLASS I-2	CLASS I-2
			YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of year			7,505,916	11,005,199

Shares sold			1,416,009	3,715,544
Shares issued through reinvestment of distributions			256,682	410,856
Shares redeemed			(4,976,328)	(7,625,683)

Net (decrease) in fund shares			(3,303,637)	(3,499,283)

Shares outstanding at end of year			4,202,279	7,505,916

	TOTAL RETURN BOND FUND
	ADMINISTRATIVE CLASS	ADMINISTRATIVE CLASS	PLAN CLASS	PLAN CLASS
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of year	131,944,182	166,912,987	1,868,351,523	2,026,068,357

Shares sold	15,709,647	27,690,579	275,082,988	406,168,066
Shares issued through reinvestment of distributions	3,229,782	5,773,993	59,139,296	81,918,613
Shares redeemed	(102,475,546)	(68,433,377)	(1,027,025,744)	(645,803,513)

Net (decrease) in fund shares	(83,536,117)	(34,968,805)	(692,803,460)	(157,716,834)

Shares outstanding at end of year	48,408,065	131,944,182	1,175,548,063	1,868,351,523

	ULTRA SHORT BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of year	3,157,713	4,875,363	9,220,091	24,795,459

Shares sold	384,868	242,055	1,969,773	2,559,728
Shares issued through reinvestment of distributions	120,336	149,246	378,394	700,819
Shares redeemed	(963,436)	(2,108,951)	(3,097,476)	(18,835,915)

Net (decrease) in fund shares	(458,232)	(1,717,650)	(749,309)	(15,575,368)

Shares outstanding at end of year	2,699,481	3,157,713	8,470,782	9,220,091

	UNCONSTRAINED BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of year	13,745,498	15,381,585	197,548,988	226,158,098

Shares sold	1,981,364	2,154,982	52,713,287	66,379,966
Shares issued through reinvestment of distributions	807,916	926,172	9,215,976	9,994,952
Shares redeemed	(3,517,217)	(4,717,241)	(53,916,265)	(104,984,028)

Net increase (decrease) in fund shares	(727,937)	(1,636,087)	8,012,998	(28,609,110)

Shares outstanding at end of year	13,017,561	13,745,498	205,561,986	197,548,988

			UNCONSTRAINED BOND FUND
			PLAN CLASS	PLAN CLASS
			YEAR ENDED MARCH 31, 2025	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of year			38,620,666	33,873,600

Shares sold			7,591,820	2,758,702
Shares issued through reinvestment of distributions			2,732,239	2,492,578
Shares redeemed			(2,979,047)	(504,214)

Net increase in fund shares			7,345,012	4,747,066

Shares outstanding at end of year			45,965,678	38,620,666

Annual Financial Statements March 2025 / 236

Notes to Financial Statements (Continued)

10. FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2025, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	AMOUNT UTILIZED IN CURRENT YEAR	SHORT-TERM NON-EXPIRING AMOUNTS*	LONG-TERM NON-EXPIRING AMOUNTS*
High Yield Bond Fund	$—	$30,723,024	$100,916,259
Intermediate Bond Fund	8,497,158	62,542,675	24,700,837
Investment Grade Credit Fund	—	687,729	1,329,745
Low Duration Bond Fund	—	120,497,316	74,210,567
Strategic Income Fund	906,405	1,376	4,578,580
Sustainable Securitized Fund	196,081	235,588	1,065,981
Total Return Bond Fund	534,169,558	6,844,825,832	4,370,128,601
Ultra Short Bond Fund	219,660	6,973,337	5,513,989
Unconstrained Bond Fund	—	71,369,836	150,322,147

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

Tax Basis of Distributable Income:

As of March 31, 2025, the components of accumulated earnings (accumulated losses) on a tax basis were as follows:

	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND
Undistributed ordinary income (inclusive of short-term gains)	$3,170,147	$1,417,410	$15,753	$1,381,849	$252,730	$—
Undistributed long-term gains	—	—	—	—	—	—
Other temporary differences	(342,069)	5,870	(347)	(466,475)	(1,804)	—
Accumulated capital loss carryforwards and post- October losses	(134,642,443)	(94,810,432)	(2,285,283)	(197,818,560)	(6,001,811)	(1,335,276)
Net unrealized appreciation (depreciation)	(7,124,205)	(2,363,034)	(671,928)	(4,178,443)	(5,901,596)	(115,350)

Total accumulated earnings (losses)	$(138,938,570)	$(95,750,186)	$(2,941,805)	$(201,081,629)	$(11,652,481)	$(1,450,626)

	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Undistributed ordinary income (inclusive of short-term gains)	$54,490,191	$108,101	$3,380,028
Undistributed long-term gains	—	—	—
Other temporary differences	(8,838,136)	(235)	(2,926,212)
Accumulated capital loss carryforwards and post-October losses	(12,066,557,395)	(12,546,943)	(232,411,549)
Net unrealized appreciation (depreciation)	(1,666,123,690)	(188,920)	(315,029,299)

Total accumulated earnings (losses)	$(13,687,029,030)	$(12,627,997)	$(546,987,032)

237 / Annual Financial Statements March 2025

Notes to Financial Statements (Continued)

Tax Basis of Distributions to Shareholders:

	HIGH YIELD BOND FUND		INTERMEDIATE BOND FUND
	MARCH 31, 2025	MARCH 31, 2024	MARCH 31, 2025	MARCH 31, 2024
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$29,582,339	$33,524,300	$34,916,009	$41,555,931

Total taxable distributions	$29,582,339	$33,524,300	$34,916,009	$41,555,931

	INVESTMENT GRADE CREDIT FUND		LOW DURATION BOND FUND
	MARCH 31, 2025	MARCH 31, 2024	MARCH 31, 2025	MARCH 31, 2024
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$1,162,094	$720,676	$47,668,798	$62,279,679

Total taxable distributions	$1,162,094	$720,676	$47,668,798	$62,279,679

	STRATEGIC INCOME FUND		SUSTAINABLE SECURITIZED FUND
	MARCH 31, 2025	MARCH 31, 2024	MARCH 31, 2025	MARCH 31, 2024
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$4,983,092	$5,299,041	$771,176	$365,955
Return of Capital	—	—	—	40,424

Total taxable distributions	$4,983,092	$5,299,041	$771,176	$406,379

	TOTAL RETURN BOND FUND		ULTRA SHORT BOND FUND
	MARCH 31, 2025	MARCH 31, 2024	MARCH 31, 2025	MARCH 31, 2024
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$1,859,073,730	$2,515,216,896	$2,066,376	$3,495,122

Total taxable distributions	$1,859,073,730	$2,515,216,896	$2,066,376	$3,495,122

	UNCONSTRAINED BOND FUND
	MARCH 31, 2025	MARCH 31, 2024
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$169,371,054	$178,292,972
Return of Capital	—	1,643,452

Total taxable distributions	$169,371,054	$179,936,424

Tax Cost

As of March 31, 2025, gross unrealized appreciation (depreciation) based on cost for federal income tax purposes were as follows:

	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND
Tax Cost	$411,557,618	$728,196,005	$32,232,345	$1,141,793,644	$77,706,871	$18,984,856

Gross unrealized appreciation	5,483,141	6,394,703	366,944	8,320,555	1,584,012	279,109
Gross unrealized (depreciation)	(12,616,597)	(8,760,050)	(1,038,723)	(12,492,753)	(7,485,955)	(394,461)

Net unrealized appreciation (depreciation)	$(7,133,456)	$(2,365,347)	$(671,779)	$(4,172,198)	$(5,901,943)	$(115,352)

Annual Financial Statements March 2025 / 238

Notes to Financial Statements (Continued)

	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Tax Cost	$40,621,559,713	$55,363,408	$3,302,108,881

Gross unrealized appreciation	319,001,634	358,289	38,862,971
Gross unrealized (depreciation)	(1,985,227,112)	(547,199)	(353,891,137)

Net unrealized appreciation (depreciation)	$(1,666,225,478)	$(188,910)	$(315,028,166)

11.	COMMITTED LINE OF CREDIT

The Funds have entered into a $250,000,000 committed revolving line of credit agreement with The Bank of New York Mellon (the “Bank”) for temporary borrowing purposes with an expiration date of March 31, 2025. The interest rate on borrowing is the higher of the federal funds rate or SOFR plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the year ended March 31, 2025. The Funds pay the Bank a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

12.	INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

13.	SUBSEQUENT EVENT

On December 9, 2024, the Board of Trustees of TCW Metropolitan West Funds (the “Trust”) approved (i) U.S. Bancorp Fund Services, LLC as each Fund’s transfer agent and dividend disbursing agent and (ii) State Street Bank and Trust Company as each Fund’s administrator and custodian, both effective May 16, 2025.

Effective April 1, 2025, the Funds, together with the TCW Funds, Inc. and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes with an expiration date of December 18, 2025. The interest rate on borrowing is the higher of the federal funds rate or SOFR plus 0.10%, plus 1.25%. The Funds would pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount.

14.	SEGMENT REPORTING

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. The Funds represents a single operating segment as the operating results of the Funds are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that is executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

239 / Annual Financial Statements March 2025

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

TCW Metropolitan West Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TCW Metropolitan West Funds (the “Trust”) comprising the TCW MetWest Sustainable Securitized Fund, TCW MetWest High Yield Bond Fund, TCW MetWest Intermediate Bond Fund, TCW MetWest Investment Grade Credit Fund, TCW MetWest Low Duration Bond Fund, TCW MetWest Strategic Income Fund, TCW MetWest Total Return Bond Fund, TCW MetWest Ultra Short Bond Fund, and TCW MetWest Unconstrained Bond Fund (the “Funds”), including the schedules of portfolio investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except TCW MetWest Sustainable Securitized Fund; the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the table below for TCW MetWest Sustainable Securitized Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting TCW Metropolitan West Funds as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below) in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Metropolitan West Funds	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
TCW MetWest Sustainable Securitized Fund	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024 and 2023, and the period from October 1, 2021 (commencement of operations) through March 31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Los Angeles, California

May 27, 2025

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

Annual Financial Statements March 2025 / 240

TCW Metropolitan West Funds

Tax Information Notice

(Unaudited)

For shareholders that do not have a March 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2025, each portfolio is reporting the following items with regard to distributions paid during the year. All information is based on financial information available as of the date of this annual financial statements and, accordingly is subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND
Net Investment Income Distributions	100.00%	100.00%	100.00%	100.00%	100.00%
Short-Term Capital Gain Distributions	0.00%	0.00%	0.00%	0.00%	0.00%
Long-Term Capital Gain Distributions	0.00%	0.00%	0.00%	0.00%	0.00%
Return of Capital	0.00%	0.00%	0.00%	0.00%	0.00%
Tax-Exempt Interest	0.00%	0.00%	0.00%	0.00%	0.00%
Qualifying For Corporate Dividends Rec Deduction (1)	0.00%	0.07%	0.00%	0.00%	0.00%
Qualifying Dividend Income (2)	0.00%	0.00%	0.00%	0.00%	0.00%
U.S. Government Interest (3)	1.61%	40.86%	19.24%	13.17%	5.82%
Foreign Tax Credit (4)	0.00%	0.00%	0.00%	0.00%	0.00%
Qualified Interest Income (5)	88.30%	85.93%	89.10%	84.36%	82.60%
Qualified Short-Term Capital Gain (6)	0.00%	0.00%	0.00%	0.00%	0.00%
	SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Net Investment Income Distributions	100.00%	100.00%	100.00%	100.00%
Short-Term Capital Gain Distributions	0.00%	0.00%	0.00%	0.00%
Long-Term Capital Gain Distributions	0.00%	0.00%	0.00%	0.00%
Return of Capital	0.00%	0.00%	0.00%	0.00%
Tax-Exempt Interest	0.00%	0.00%	0.00%	0.00%
Qualifying For Corporate Dividends Rec Deduction (1)	0.00%	0.00%	0.00%	0.00%
Qualifying Dividend Income (2)	0.00%	0.89%	0.00%	0.58%
U.S. Government Interest (3)	7.40%	26.40%	25.34%	2.36%
Foreign Tax Credit (4)	0.00%	0.00%	0.00%	0.00%
Qualified Interest Income (5)	82.97%	83.79%	88.45%	84.55%
Qualified Short-Term Capital Gain (6)	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income for this fund.

(4)

Foreign Tax Credit represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income).

(5)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of net investment income distributions.

(6)

The percentage in this column represents the amount of “Qualifying Short Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of short-term capital gain distributions.

241 / Annual Financial Statements March 2025

TCW MetWest Funds 515 South Flower Street
Los Angeles, California 90071 800 241 4671 www.TCW.com

Board of Trustees
Patrick C. Haden
Martin Luther King III
Megan McClellan
Peter McMillan
Patrick Moore
Victoria B. Rogers
Robert G. Rooney
Michael Swell
Andrew Tarica
Officers
Megan McClellan
President and Principal Executive Officer
Drew Bowden
Executive Vice President
Eric Chan
Assistant Treasurer
Peter Davidson
Vice President and Secretary
Lisa Eisen
Tax Officer
Richard Villa
Treasurer, Principal Financial Officer and
Principal Accounting Officer
Gladys Xiques
Chief Compliance Officer and
Anti-Money Laundering Officer
Adviser
Metropolitan West Asset Management, LLC 515 South Flower Street
Los Angeles, CA 90071
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 534453
Pittsburgh, PA 15253-4453

Independent Registered Public Accounting Firm
Deloitte & Touche LLP 555 West 5th Street, Suite 2700
Los Angeles, CA 90013
Distributor
TCW Funds Distributors LLC 515 South Flower Street
Los Angeles, CA 90071
Legal Counsel
Paul Hastings LLP 101 California Street, 48th Floor
San Francisco, CA 94111
For Additional Information about the TCW MetWest Funds call: (213) 244-0000 or (800) 241-4671 (toll-free) www.TCW.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling (800) 241-4671; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 241-4671 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

FUNDap 5/2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-

15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW Metropolitan West Funds

By (Signature and Title)* /s/ Megan McClellan Megan McClellan, President and Principal Executive Officer (principal executive officer)

Date June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Megan McClellan Megan McClellan, President and Principal Executive Officer (principal executive officer)

Date June 5, 2025

By (Signature and Title)* /s/ Richard Villa Richard Villa, Treasurer, Principal Financial Officer and Principal Accounting Officer (principal financial officer)

Date June 5, 2025

* Print the name and title of each signing officer under his or her signature.